UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Currency Income Advantage Fund

Eaton Vance Diversified Currency Income Fund

Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Floating-Rate & High Income Fund

Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Floating-Rate Fund

Eaton Vance Global Dividend Income Fund

Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Global Macro Capital Opportunities Fund

Eaton Vance Government Obligations Fund

Eaton Vance High Income Opportunities Fund

Eaton Vance Multi-Strategy Absolute Return Fund

Eaton Vance Multi-Strategy All Market Fund

Eaton Vance Short Duration Government Income Fund

Eaton Vance Short Duration High Income Fund

Eaton Vance Short Duration Strategic Income Fund

Eaton Vance Tax-Managed Equity Asset Allocation Fund

Eaton Vance Tax-Managed Global Dividend Income Fund

Eaton Vance Tax-Managed Multi-Cap Growth Fund

Eaton Vance Tax-Managed Small-Cap Fund

Eaton Vance Tax-Managed Small-Cap Value Fund

Eaton Vance Tax-Managed Value Fund

Eaton Vance U.S. Government Money Market Fund

Parametric Tax-Managed International Equity Fund

Eaton Vance

Currency Income Advantage Fund

January 31, 2015 (Unaudited)

Eaton Vance Currency Income Advantage Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Currency Income Advantage Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2015, the value of the Fund’s investment in the Portfolio was $1,201,731 and the Fund owned 2.4% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Currency Income Advantage Portfolio

January 31, 2015

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 42.1%

Security	Principal Amount (000’s omitted)		Value
Bangladesh — 7.9%
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	29,600	$384,667
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	15,100	200,693
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	140,000	1,911,018
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	30,100	412,963
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	10,100	139,091
Bangladesh Treasury Bond, 11.70%, 4/3/18	BDT	52,600	731,113
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	5,400	74,935
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	12,400	172,942

Total Bangladesh			$4,027,422

Colombia — 0.6%
Titulos De Tesoreria B, 5.25%, 11/11/15	COP	683,000	$281,507

Total Colombia			$281,507

Dominican Republic — 4.1%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(1)	DOP	12,260	$286,824
Dominican Republic International Bond, 11.50%, 5/10/24(1)	DOP	6,000	142,624
Dominican Republic International Bond, 14.00%, 4/30/21(1)	DOP	7,000	175,547
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	1,800	45,746
Dominican Republic International Bond, 14.50%, 2/10/23(2)	DOP	13,800	350,717
Dominican Republic International Bond, 15.95%, 6/4/21(1)	DOP	6,500	184,610
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	900	27,536
Dominican Republic International Bond, 18.50%, 2/4/28(2)	DOP	28,600	875,045

Total Dominican Republic			$2,088,649

Iceland — 8.3%
Republic of Iceland, 6.25%, 2/5/20	ISK	175,095	$1,013,615
Republic of Iceland, 7.25%, 10/26/22	ISK	315,412	1,933,571
Republic of Iceland, 8.75%, 2/26/19	ISK	203,944	1,283,032

Total Iceland			$4,230,218

Philippines — 1.3%
Republic of the Philippines, 4.95%, 1/15/21	PHP	28,000	$680,929

Total Philippines			$680,929

Serbia — 3.7%
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	202,440	$1,894,164

Total Serbia			$1,894,164

Sri Lanka — 8.0%
Sri Lanka Government Bond, 5.65%, 1/15/19	LKR	67,600	$484,037
Sri Lanka Government Bond, 6.50%, 7/15/15	LKR	44,900	340,489
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	321,000	2,519,191
Sri Lanka Government Bond, 11.75%, 3/15/15	LKR	95,750	728,758

Total Sri Lanka			$4,072,475

Turkey — 1.3%
Turkey Government Bond, 10.70%, 2/24/16	TRY	1,589	$676,064

Total Turkey			$676,064

Uganda — 0.8%
Uganda Government Bond, 14.125%, 12/1/16	UGX	1,265,800	$433,979

Total Uganda			$433,979

1

Security	Principal Amount (000’s omitted)		Value
Uruguay — 2.3%
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	7,085	$269,451
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	1,000	36,200
Uruguay Notas Del Tesoro, 9.50%, 1/27/16	UYU	6,840	280,523
Uruguay Notas Del Tesoro, 11.00%, 3/21/17	UYU	15,410	594,935

Total Uruguay			$1,181,109

Vietnam — 3.8%
Vietnam Government Bond, 7.80%, 3/31/16	VND	40,000,000	$1,945,096

Total Vietnam			$1,945,096

Total Foreign Government Bonds (identified cost $22,558,465)			$21,511,612

Foreign Corporate Bonds — 1.0%

Security	Principal Amount (000’s omitted)		Value
Supranational — 1.0%
International Bank for Reconstruction & Development, 3.40%, 4/15/17(3)	UYU	12,862	$539,117

Total Supranational			$539,117

Total Foreign Corporate Bonds (identified cost $570,243)			$539,117

Short-Term Investments — 53.6%

Foreign Government Securities — 21.6%

Security	Principal Amount (000’s omitted)		Value
Georgia — 2.6%
Georgia Treasury Bill, 0.00%, 1/7/16	GEL	2,796	$1,308,726

Total Georgia			$1,308,726

Kenya — 1.9%
Kenya Treasury Bill, 0.00%, 3/2/15	KES	91,000	$986,917

Total Kenya			$986,917

Lebanon — 4.9%
Lebanon Treasury Bill, 0.00%, 4/9/15	LBP	878,900	$577,361
Lebanon Treasury Bill, 0.00%, 7/2/15	LBP	1,107,600	720,042
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	1,848,300	1,200,483

Total Lebanon			$2,497,886

Mauritius — 2.0%
Mauritius Treasury Bill, 0.00%, 2/13/15	MUR	32,800	$1,003,874

Total Mauritius			$1,003,874

Mexico — 2.5%
Mexico Cetes, 0.00%, 2/5/15	MXN	2,784	$185,715
Mexico Cetes, 0.00%, 5/28/15	MXN	16,200	1,071,073

Total Mexico			$1,256,788

Sri Lanka — 1.2%
Sri Lanka Treasury Bill, 0.00%, 6/19/15	LKR	21,750	$160,969
Sri Lanka Treasury Bill, 0.00%, 12/25/15	LKR	38,570	276,759
Sri Lanka Treasury Bill, 0.00%, 1/8/16	LKR	22,250	159,298

Total Sri Lanka			$597,026

2

Security	Principal Amount (000’s omitted)		Value
Turkey — 1.6%
Turkey Government Bond, 10.00%, 6/17/15	TRY	1,938	$800,297

Total Turkey			$800,297

Uganda — 2.0%
Uganda Treasury Bill, 0.00%, 2/19/15	UGX	1,424,100	$496,104
Uganda Treasury Bill, 0.00%, 9/17/15	UGX	1,635,600	526,438

Total Uganda			$1,022,542

Uruguay — 2.5%
Monetary Regulation Bill, 0.00%, 2/20/15	UYU	1,160	$47,269
Monetary Regulation Bill, 0.00%, 8/14/15	UYU	33,084	1,259,978

Total Uruguay			$1,307,247

Zambia — 0.4%
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	1,590	$230,833

Total Zambia			$230,833

Total Foreign Government Securities (identified cost $11,666,774)			$11,012,136

U.S. Treasury Obligations — 10.4%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/12/15		$5,000	$4,999,975
U.S. Treasury Bill, 0.00%, 4/2/15		300	299,998

Total U.S. Treasury Obligations (identified cost $5,299,958)			$5,299,973

Other — 21.6%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(4)		$11,055	$11,054,683

Total Other (identified cost $11,054,683)			$11,054,683

Total Short-Term Investments (identified cost $28,021,415)			$27,366,792

Total Investments — 96.7% (identified cost $51,150,123)			$49,417,521

Other Assets, Less Liabilities — 3.3%			$1,671,726

Net Assets — 100.0%			$51,089,247

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BDT	-	Bangladesh Taka

COP	-	Colombian Peso

DOP	-	Dominican Peso

3

GEL	-	Georgian Lari

ISK	-	Icelandic Krona

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MUR	-	Mauritian Rupee

MXN	-	Mexican Peso

PHP	-	Philippine Peso

RSD	-	Serbian Dinar

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

ZMW	-	Zambian Kwacha

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $862,887 or 1.7% of the Portfolio’s net assets.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2015, the aggregate value of these securities is $1,225,762 or 2.4% of the Portfolio’s net assets.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $3,214.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance CIA Commodity Subsidary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2015 were $436,329 or 0.9% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/3/15	Brazilian Real 2,519,000	United States Dollar 971,274	Standard Chartered Bank	$32,487	$—	$32,487
2/3/15	Brazilian Real 2,519,000	United States Dollar 946,174	Standard Chartered Bank	7,387	—	7,387
2/3/15	Kenyan Shilling 21,700,000	United States Dollar 236,641	Citibank, N.A.	—	(129)	(129)
2/3/15	United States Dollar 946,174	Brazilian Real 2,519,000	Standard Chartered Bank	—	(7,387)	(7,387)
2/3/15	United States Dollar 976,470	Brazilian Real 2,519,000	Standard Chartered Bank	—	(37,683)	(37,683)

4

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/3/15	United States Dollar 237,808	Kenyan Shilling 21,700,000	Citibank, N.A.	$—	$(1,038)	$(1,038)
2/4/15	Euro 855,582	Romanian Leu 3,791,000	Bank of America, N.A.	—	(1,114)	(1,114)
2/4/15	Romanian Leu 3,791,000	Euro 853,540	BNP Paribas	—	(1,194)	(1,194)
2/4/15	United States Dollar 1,531,694	Egyptian Pound 11,212,000	Citibank, N.A.	—	(55,920)	(55,920)
2/5/15	Kazakhstani Tenge 174,193,000	United States Dollar 929,773	Deutsche Bank AG	—	(10,460)	(10,460)
2/5/15	United States Dollar 1,049,355	Kazakhstani Tenge 174,193,000	Deutsche Bank AG	—	(109,122)	(109,122)
2/6/15	United States Dollar 1,303,562	Egyptian Pound 9,516,000	BNP Paribas	—	(53,433)	(53,433)
2/6/15	United States Dollar 322,581	Uruguayan Peso 8,000,000	Citibank, N.A.	5,374	—	5,374
2/11/15	Euro 1,944,533	United States Dollar 2,413,488	BNP Paribas	216,011	—	216,011
2/12/15	Euro 601,790	United States Dollar 747,027	Citibank, N.A.	66,951	—	66,951
2/12/15	Euro 95,000	United States Dollar 110,218	Morgan Stanley & Co. International PLC	2,859	—	2,859
2/12/15	Euro 768,249	United States Dollar 955,012	Standard Chartered Bank	86,822	—	86,822
2/12/15	United States Dollar 753,832	Euro 601,790	Deutsche Bank AG	—	(73,756)	(73,756)
2/12/15	United States Dollar 768,588	Mexican Peso 10,506,979	Standard Chartered Bank	—	(68,015)	(68,015)
2/13/15	United States Dollar 579,602	Indonesian Rupiah 7,311,682,000	BNP Paribas	—	(4,905)	(4,905)
2/13/15	United States Dollar 321,932	Uruguayan Peso 8,000,000	Citibank, N.A.	5,285	—	5,285
2/17/15	United States Dollar 67,191	Malaysian Ringgit 239,000	BNP Paribas	—	(1,439)	(1,439)
2/17/15	United States Dollar 2,016,931	Malaysian Ringgit 7,076,000	Deutsche Bank AG	—	(70,225)	(70,225)
2/17/15	United States Dollar 1,654,234	Yuan Offshore Renminbi 10,290,000	Citibank, N.A.	—	(19,909)	(19,909)
2/17/15	United States Dollar 1,000,193	Yuan Offshore Renminbi 6,222,000	Deutsche Bank AG	—	(11,974)	(11,974)
2/17/15	Yuan Offshore Renminbi 533,000	United States Dollar 85,712	Bank of America, N.A.	1,057	—	1,057
2/17/15	Zambian Kwacha 1,359,000	United States Dollar 204,250	Standard Chartered Bank	—	(2,490)	(2,490)
2/18/15	Euro 3,280,118	United States Dollar 4,096,129	Standard Chartered Bank	389,105	—	389,105
2/18/15	United States Dollar 1,787,950	Indian Rupee 111,476,000	Citibank, N.A.	5,113	—	5,113
2/18/15	United States Dollar 692,518	Indian Rupee 43,174,000	Deutsche Bank AG	1,925	—	1,925
2/19/15	United States Dollar 747,693	Mexican Peso 10,855,000	Standard Chartered Bank	—	(24,261)	(24,261)
2/20/15	Euro 688,265	United States Dollar 858,005	Standard Chartered Bank	80,149	—	80,149

5

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/20/15	United States Dollar 671,459	Chilean Peso 402,909,000	BNP Paribas	$—	$(36,727)	$(36,727)
2/20/15	United States Dollar 3,423,111	Indonesian Rupiah 42,159,030,000	Standard Chartered Bank	—	(119,449)	(119,449)
2/23/15	Argentine Peso 1,000,000	United States Dollar 96,432	Citibank, N.A.	—	(17,740)	(17,740)
2/23/15	Argentine Peso 1,000,000	United States Dollar 96,395	Citibank, N.A.	—	(17,777)	(17,777)
2/23/15	United States Dollar 172,414	Argentine Peso 2,000,000	Citibank, N.A.	55,930	—	55,930
2/23/15	United States Dollar 1,716,896	Indian Rupee 109,909,000	Citibank, N.A.	48,731	—	48,731
2/23/15	United States Dollar 757,528	Indonesian Rupiah 9,297,900,000	Standard Chartered Bank	—	(29,871)	(29,871)
2/24/15	Argentine Peso 390,000	United States Dollar 37,346	Citibank, N.A.	—	(7,150)	(7,150)
2/24/15	Argentine Peso 610,000	United States Dollar 58,329	Citibank, N.A.	—	(11,266)	(11,266)
2/24/15	United States Dollar 86,207	Argentine Peso 1,000,000	Citibank, N.A.	27,883	—	27,883
2/25/15	Argentine Peso 1,000,000	United States Dollar 95,841	Citibank, N.A.	—	(18,168)	(18,168)
2/25/15	Argentine Peso 1,000,000	United States Dollar 95,547	Citibank, N.A.	—	(18,461)	(18,461)
2/25/15	Argentine Peso 2,000,000	United States Dollar 192,604	Citibank, N.A.	—	(35,413)	(35,413)
2/25/15	United States Dollar 346,320	Argentine Peso 4,000,000	Citibank, N.A.	109,713	—	109,713
2/26/15	United States Dollar 2,019,551	Singapore Dollar 2,696,000	Bank of America, N.A.	—	(27,797)	(27,797)
3/4/15	Euro 1,719,277	British Pound Sterling 1,366,000	Morgan Stanley & Co. International PLC	113,794	—	113,794
3/11/15	Euro 1,578,873	Norwegian Krone 13,960,000	Bank of America, N.A.	20,374	—	20,374
3/11/15	Euro 1,678,761	Swedish Krona 15,615,000	Morgan Stanley & Co. International PLC	—	(9,810)	(9,810)
3/18/15	Euro 266,432	Norwegian Krone 2,429,000	BNP Paribas	12,841	—	12,841
3/18/15	Euro 151,243	Norwegian Krone 1,415,000	BNP Paribas	11,963	—	11,963
3/18/15	Euro 151,803	Norwegian Krone 1,421,000	Standard Chartered Bank	12,106	—	12,106
3/19/15	Euro 621,229	Serbian Dinar 76,815,000	Citibank, N.A.	—	(5,152)	(5,152)
3/19/15	Euro 1,453,724	Serbian Dinar 183,460,000	Deutsche Bank AG	21,585	—	21,585
3/19/15	United States Dollar 438,634	Chilean Peso 273,927,000	BNP Paribas	—	(8,206)	(8,206)
3/23/15	Euro 852,811	Romanian Leu 3,791,000	BNP Paribas	1,034	—	1,034
3/23/15	United States Dollar 793,675	Zambian Kwacha 5,270,000	Standard Chartered Bank	—	(8,161)	(8,161)
3/31/15	Euro 818,937	Romanian Leu 3,650,000	BNP Paribas	3,242	—	3,242
4/2/15	United States Dollar 955,361	Brazilian Real 2,519,000	Standard Chartered Bank	—	(31,819)	(31,819)
4/7/15	United States Dollar 1,077,734	Philippine Peso 48,775,000	BNP Paribas	23,140	—	23,140

6

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
4/7/15	United States Dollar 2,487,201	Philippine Peso 112,613,000	Citibank, N.A.	$54,525	$—	$54,525
4/9/15	United States Dollar 1,385,084	Colombian Peso 3,398,649,658	BNP Paribas	—	(645)	(645)
4/9/15	United States Dollar 700,331	Indian Rupee 45,178,000	Bank of America, N.A.	20,166	—	20,166
4/20/15	Euro 3,698,343	Polish Zloty 15,963,899	BNP Paribas	115,975	—	115,975
4/20/15	United States Dollar 1,837,838	Kenyan Shilling 170,000,000	Standard Chartered Bank	—	(9,057)	(9,057)
4/28/15	United States Dollar 945,425	Chilean Peso 595,901,296	BNP Paribas	—	(12,285)	(12,285)
4/28/15	United States Dollar 975,178	Mexican Peso 14,367,000	Citibank, N.A.	—	(21,670)	(21,670)
4/28/15	United States Dollar 978,537	Mexican Peso 14,407,000	Morgan Stanley & Co. International PLC	—	(22,375)	(22,375)
4/30/15	United States Dollar 394,945	Uruguayan Peso 10,000,000	Citibank, N.A.	4,135	—	4,135
5/21/15	New Turkish Lira 3,902,000	United States Dollar 1,627,334	BNP Paribas	66,194	—	66,194
5/21/15	New Turkish Lira 140,000	United States Dollar 59,710	Deutsche Bank AG	3,698	—	3,698
5/21/15	United States Dollar 2,201,403	New Turkish Lira 5,334,000	Standard Chartered Bank	—	(67,339)	(67,339)
6/11/15	United States Dollar 213,664	Zambian Kwacha 1,595,000	Standard Chartered Bank	14,297	—	14,297
6/12/15	United States Dollar 132,468	Zambian Kwacha 969,000	Citibank, N.A.	5,959	—	5,959
6/12/15	United States Dollar 98,779	Zambian Kwacha 703,800	Citibank, N.A.	1,763	—	1,763
6/12/15	United States Dollar 241,334	Zambian Kwacha 1,697,300	Citibank, N.A.	1,135	—	1,135
6/15/15	United States Dollar 1,715,509	Ugandan Shilling 4,757,107,045	Citibank, N.A.	—	(115,326)	(115,326)
6/17/15	United States Dollar 238,275	Zambian Kwacha 1,755,000	Standard Chartered Bank	11,851	—	11,851
6/18/15	United States Dollar 327,144	Zambian Kwacha 2,393,700	Standard Chartered Bank	13,853	—	13,853
6/18/15	United States Dollar 672,464	Zambian Kwacha 4,766,200	Standard Chartered Bank	6,509	—	6,509
6/18/15	United States Dollar 139,483	Zambian Kwacha 1,017,000	Standard Chartered Bank	5,394	—	5,394
10/8/15	United States Dollar 621,774	Azerbaijani Manat 506,000	Standard Bank PLC	9,542	—	9,542
10/13/15	Euro 159,649	Serbian Dinar 20,898,000	Citibank, N.A.	1,288	—	1,288
10/13/15	Euro 19,563	Serbian Dinar 2,553,000	Deutsche Bank AG	90	—	90
1/13/16	United States Dollar 781,094	New Turkish Lira 1,916,000	Bank of America, N.A.	—	(46,152)	(46,152)
1/13/16	United States Dollar 232,062	New Turkish Lira 566,580	Deutsche Bank AG	—	(14,733)	(14,733)

				$1,699,235	$(1,267,003)	$432,232

7

At January 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Portfolio enters into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

At January 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $1,699,235 and $1,267,003, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio including the Portfolio’s investment in the subsidiary at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$51,727,169

Gross unrealized appreciation	$429,008
Gross unrealized depreciation	(2,602,324)

Net unrealized depreciation	$(2,173,316)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$21,511,612	$—	$21,511,612
Foreign Corporate Bonds	—	539,117	—	539,117
Short-Term Investments -
Foreign Government Securities	—	11,012,136	—	11,012,136
U.S. Treasury Obligations	—	5,299,973	—	5,299,973
Other	—	11,054,683	—	11,054,683
Total Investments	$—	$49,417,521	$—	$49,417,521
Forward Foreign Currency Exchange Contracts	$—	$1,699,235	$—	$1,699,235
Total	$—	$51,116,756	$—	$51,116,756

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,267,003)	$—	$(1,267,003)
Total	$—	$(1,267,003)	$—	$(1,267,003)

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

Diversified Currency Income Fund

January 31, 2015 (Unaudited)

Eaton Vance Diversified Currency Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Income Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2015, the value of the Fund’s investment in the Portfolio was $387,544,152 and the Fund owned 97.9% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

International Income Portfolio

January 31, 2015

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 39.4%

Security	Principal Amount (000’s omitted)		Value
Bangladesh — 4.7%
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	174,200	$2,263,820
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	89,400	1,188,209
Bangladesh Treasury Bond, 11.25%, 2/8/17	BDT	220,000	2,983,207
Bangladesh Treasury Bond, 11.30%, 3/7/17	BDT	138,000	1,875,432
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	143,000	1,951,968
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	175,000	2,393,238
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	59,400	818,020
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	122,000	1,682,096
Bangladesh Treasury Bond, 11.55%, 10/3/17	BDT	142,900	1,966,053
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	31,500	437,120
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	73,100	1,019,519

Total Bangladesh			$18,578,682

Bosnia and Herzegovina — 2.2%
Republic of Srpska, 1.50%, 6/30/23	BAM	2,941	$1,270,473
Republic of Srpska, 1.50%, 10/30/23	BAM	6,867	2,937,751
Republic of Srpska, 1.50%, 12/15/23	BAM	1,383	583,652
Republic of Srpska, 1.50%, 6/15/24	BAM	1,085	460,814
Republic of Srpska, 1.50%, 5/31/25	BAM	4,696	1,879,385
Republic of Srpska, 1.50%, 6/9/25	BAM	346	136,973
Republic of Srpska, 1.50%, 12/24/25	BAM	2,201	851,930
Republic of Srpska, 1.50%, 9/25/26	BAM	1,639	596,500

Total Bosnia and Herzegovina			$8,717,478

Brazil — 1.3%
Nota do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	13,129	$4,989,990

Total Brazil			$4,989,990

Colombia — 2.5%
Titulos De Tesoreria B, 7.00%, 9/11/19	COP	10,217,100	$4,508,756
Titulos De Tesoreria B, 7.25%, 6/15/16	COP	13,092,200	5,564,400

Total Colombia			$10,073,156

Costa Rica — 1.1%
Costa Rica Titulos de Propiedad Bond, 10.58%, 6/22/16	CRC	1,645,000	$3,203,640
Titulo Propiedad UD, 1.00%, 1/12/22(1)	CRC	532,612	794,076
Titulo Propiedad UD, 1.63%, 7/13/16(1)	CRC	295,252	541,989

Total Costa Rica			$4,539,705

Dominican Republic — 3.4%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(2)	DOP	56,710	$1,326,737
Dominican Republic International Bond, 11.50%, 5/10/24(2)	DOP	56,000	1,331,153
Dominican Republic International Bond, 14.00%, 4/30/21(2)	DOP	32,100	805,008
Dominican Republic International Bond, 14.50%, 2/10/23(2)	DOP	8,600	218,563
Dominican Republic International Bond, 14.50%, 2/10/23(3)	DOP	99,300	2,523,639
Dominican Republic International Bond, 15.95%, 6/4/21(2)	DOP	33,500	951,451
Dominican Republic International Bond, 18.50%, 2/4/28(2)	DOP	3,900	119,324
Dominican Republic International Bond, 18.50%, 2/4/28(3)	DOP	195,600	5,984,577

Total Dominican Republic			$13,260,452

1

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.5%
Georgia Treasury Bond, 6.10%, 3/7/15	GEL	2,193	$1,083,155
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	516	260,212
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	490	254,131
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500	265,916
Georgia Treasury Bond, 12.00%, 9/15/15	GEL	500	256,685

Total Georgia			$2,120,099

Iceland — 4.3%
Republic of Iceland, 6.25%, 2/5/20	ISK	1,015,670	$5,879,653
Republic of Iceland, 7.25%, 10/26/22	ISK	1,108,884	6,797,786
Republic of Iceland, 8.75%, 2/26/19	ISK	693,422	4,362,387

Total Iceland			$17,039,826

Jordan — 3.4%
Jordan Government Bond, 6.511%, 5/15/16	JOD	2,000	$2,921,240
Jordan Government Bond, 7.77%, 7/4/15	JOD	2,000	2,880,002
Jordan Government Bond, 7.792%, 7/11/15	JOD	3,000	4,324,041
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,500	3,528,930

Total Jordan			$13,654,213

Lebanon — 0.9%
Lebanon Treasury Note, 6.50%, 4/2/15	LBP	2,847,810	$1,891,537
Lebanon Treasury Note, 6.50%, 5/28/15	LBP	2,281,990	1,520,486

Total Lebanon			$3,412,023

Mexico — 1.3%
Mexican Bonos, 6.00%, 6/18/15	MXN	78,200	$5,286,382

Total Mexico			$5,286,382

Philippines — 0.7%
Republic of the Philippines, 4.95%, 1/15/21	PHP	106,000	$2,577,803

Total Philippines			$2,577,803

Romania — 1.8%
Romania Government Bond, 5.75%, 1/27/16	RON	26,440	$7,042,135

Total Romania			$7,042,135

Serbia — 3.9%
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	56,710	$521,187
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	121,900	1,131,056
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	283,030	2,630,602
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	117,300	1,088,648
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	890,500	8,236,211
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	97,600	901,671
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	91,480	855,948

Total Serbia			$15,365,323

Sri Lanka — 1.2%
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	595,640	$4,680,019

Total Sri Lanka			$4,680,019

Uganda — 0.7%
Uganda Government Bond, 13.375%, 2/25/16	UGX	1,310,300	$457,432
Uganda Government Bond, 14.00%, 3/24/16	UGX	1,567,700	548,992
Uganda Government Bond, 14.125%, 12/1/16	UGX	2,841,000	974,035
Uganda Government Bond, 14.625%, 11/1/18	UGX	2,913,500	977,865

Total Uganda			$2,958,324

Uruguay — 3.9%
Monetary Regulation Bill, 0.00%, 3/26/15(1)	UYU	40,094	$1,635,091
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	68,775	2,615,595

2

Security	Principal Amount (000’s omitted)		Value
Monetary Regulation Bill, 0.00%, 11/26/15	UYU	4,986	$183,506
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	3,000	108,601
Republic of Uruguay, 4.375%, 12/15/28(1)	UYU	8,326	350,209
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(1)	UYU	107,277	4,170,004
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(1)	UYU	53,712	2,090,575
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(1)	UYU	79,709	3,244,324
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	25,036	1,014,058

Total Uruguay			$15,411,963

Vietnam — 1.6%
Vietnam Government Bond, 5.60%, 4/15/16	VND	38,287,200	$1,819,780
Vietnam Government Bond, 8.60%, 2/15/16	VND	44,840,200	2,189,969
Vietnam Government Bond, 10.80%, 4/15/15	VND	47,866,000	2,272,946

Total Vietnam			$6,282,695

Total Foreign Government Bonds (identified cost $172,839,014)			$155,990,268

Foreign Corporate Bonds — 0.4%

Supranational — 0.4%
International Bank for Reconstruction & Development, 3.40%, 4/15/17 (1)	UYU	38,956	$1,632,875

Total Supranational			$1,632,875

Total Foreign Corporate Bonds (identified cost $1,727,171)			$1,632,875

Collateralized Mortgage Obligations — 0.2%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$221,635	$245,678
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.56%, 8/25/39(4)		620,082	697,924

Total Collateralized Mortgage Obligations (identified cost $871,307)			$943,602

Mortgage Pass-Throughs — 1.3%

Security	Principal Amount		Value
Federal National Mortgage Association:
1.921%, with maturity at 2035(5)(6)		$1,000,782	$1,040,549
3.869%, with maturity at 2035(5)(6)		853,841	931,077
6.50%, with maturity at 2017		501	515
7.00%, with maturity at 2033		523,169	614,147
7.50%, with maturity at 2035(6)		316,462	381,030
8.50%, with maturity at 2032		253,342	313,801

			$3,281,119

Government National Mortgage Association:
7.00%, with maturity at 2035(6)		$855,394	$1,039,650
8.00%, with maturity at 2016		30,220	30,802
9.00%, with various maturities to 2024		491,769	558,425

			$1,628,877

Total Mortgage Pass-Throughs (identified cost $4,537,403)			$4,909,996

3

U.S. Treasury Obligations — 12.7%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bond, 11.25%, 2/15/15(6)		$50,000	$50,199,200

Total U.S. Treasury Obligations (identified cost $50,209,393)			$50,199,200

Short-Term Investments — 39.1%

Foreign Government Securities — 27.6%

Security	Principal Amount (000’s omitted)		Value
Georgia — 1.1%
Georgia Treasury Bill, 0.00%, 2/19/15	GEL	8,749	$4,305,902

Total Georgia			$4,305,902

Kenya — 4.4%
Kenya Treasury Bill, 0.00%, 3/16/15	KES	316,600	$3,422,483
Kenya Treasury Bill, 0.00%, 4/13/15	KES	502,800	5,400,349
Kenya Treasury Bill, 0.00%, 4/20/15	KES	406,800	4,362,238
Kenya Treasury Bill, 0.00%, 4/27/15	KES	396,900	4,249,253

Total Kenya			$17,434,323

Lebanon — 4.5%
Lebanon Treasury Bill, 0.00%, 2/26/15	LBP	2,188,600	$1,444,959
Lebanon Treasury Bill, 0.00%, 6/11/15	LBP	17,930,200	11,687,499
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	7,431,600	4,826,875

Total Lebanon			$17,959,333

Mauritius — 2.0%
Mauritius Treasury Bill, 0.00%, 2/13/15	MUR	121,200	$3,709,438
Mauritius Treasury Bill, 0.00%, 2/13/15	MUR	95,600	2,925,926
Mauritius Treasury Bill, 0.00%, 4/24/15	MUR	37,100	1,131,124

Total Mauritius			$7,766,488

Mexico — 3.0%
Mexico Cetes, 0.00%, 4/1/15	MXN	90,145	$5,987,506
Mexico Cetes, 0.00%, 5/28/15	MXN	86,773	5,737,050

Total Mexico			$11,724,556

Philippines — 3.2%
Philippine Treasury Bill, 0.00%, 2/4/15	PHP	565,820	$12,830,786

Total Philippines			$12,830,786

Serbia — 0.9%
Serbia Treasury Bill, 0.00%, 6/4/15	RSD	401,490	$3,583,494

Total Serbia			$3,583,494

Singapore — 2.2%
Monetary Authority of Singapore, 0.00%, 2/6/15	SGD	8,580	$6,342,001
Monetary Authority of Singapore, 0.00%, 3/13/15	SGD	3,442	2,542,790

Total Singapore			$8,884,791

Sri Lanka — 3.5%
Sri Lanka Treasury Bill, 0.00%, 2/20/15	LKR	73,730	$556,144
Sri Lanka Treasury Bill, 0.00%, 2/27/15	LKR	320,700	2,416,401
Sri Lanka Treasury Bill, 0.00%, 3/6/15	LKR	660,310	4,969,833

4

Security	Principal Amount (000’s omitted)		Value
Sri Lanka Treasury Bill, 0.00%, 3/13/15	LKR	81,780	$614,839
Sri Lanka Treasury Bill, 0.00%, 4/24/15	LKR	148,600	1,109,690
Sri Lanka Treasury Bill, 0.00%, 5/8/15	LKR	44,970	335,062
Sri Lanka Treasury Bill, 0.00%, 6/26/15	LKR	88,270	652,539
Sri Lanka Treasury Bill, 0.00%, 11/13/15	LKR	67,620	488,641
Sri Lanka Treasury Bill, 0.00%, 12/4/15	LKR	319,510	2,300,387
Sri Lanka Treasury Bill, 0.00%, 1/29/16	LKR	71,620	511,098

Total Sri Lanka			$13,954,634

Uganda — 1.8%
Uganda Treasury Bill, 0.00%, 2/19/15	UGX	10,372,300	$3,613,333
Uganda Treasury Bill, 0.00%, 5/28/15	UGX	575,700	193,947
Uganda Treasury Bill, 0.00%, 6/11/15	UGX	880,200	294,889
Uganda Treasury Bill, 0.00%, 9/17/15	UGX	9,696,300	3,120,872

Total Uganda			$7,223,041

Uruguay — 0.2%
Monetary Regulation Bill, 0.00%, 2/20/15	UYU	10,660	$434,386
Monetary Regulation Bill, 0.00%, 2/20/15(1)	UYU	7,233	296,173
Monetary Regulation Bill, 0.00%, 3/26/15	UYU	910	36,583

Total Uruguay			$767,142

Vietnam — 0.4%
Vietnam Treasury Bill, 0.00%, 7/21/15	VND	31,737,000	$1,459,792

Total Vietnam			$1,459,792

Zambia — 0.4%
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	10,190	$1,479,364

Total Zambia			$1,479,364

Total Foreign Government Securities (identified cost $115,496,773)			$109,373,646

U.S. Treasury Obligations — 2.8%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 4/2/15(6)		$11,000	$10,999,912

Total U.S. Treasury Obligations (identified cost $10,999,469)			$10,999,912

Other — 8.7%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(7)		$34,646	$34,646,391

Total Other (identified cost $34,646,391)			$34,646,391

Total Short-Term Investments (identified cost $161,142,633)			$155,019,949

Total Investments — 93.1% (identified cost $391,326,921)			$368,695,890

Other Assets, Less Liabilities — 6.9%			$27,184,769

Net Assets — 100.0%			$395,880,659

5

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BAM	-	Bosnia-Herzegovina Convertible Mark

BDT	-	Bangladesh Taka

BRL	-	Brazilian Real

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

GEL	-	Georgian Lari

ISK	-	Icelandic Krona

JOD	-	Jordanian Dinar

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MUR	-	Mauritian Rupee

MXN	-	Mexican Peso

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

SGD	-	Singapore Dollar

UGX	-	Ugandan Shilling

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

ZMW	-	Zambian Kwacha

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $4,752,236 or 1.2% of the Portfolio’s net assets.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2015, the aggregate value of these securities is $8,508,216 or 2.1% of the Portfolio’s net assets.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2015.

(5)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2015.

(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $8,661.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2015 were $1,279,969 or 0.3% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

6

A summary of open financial instruments at January 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/4/15	Euro 3,882,958	Romanian Leu 17,205,000	Bank of America, N.A.	$—	$(5,054)	$(5,054)
2/4/15	Romanian Leu 3,391,000	Euro 763,481	BNP Paribas	—	(1,068)	(1,068)
2/4/15	Romanian Leu 13,814,000	Euro 3,077,969	UBS AG	—	(40,783)	(40,783)
2/5/15	Kazakhstani Tenge 1,003,429,000	United States Dollar 5,355,906	Deutsche Bank AG	—	(60,255)	(60,255)
2/5/15	United States Dollar 6,044,753	Kazakhstani Tenge 1,003,429,000	Deutsche Bank AG	—	(628,592)	(628,592)
2/6/15	United States Dollar 1,250,000	Uruguayan Peso 31,000,000	Citibank, N.A.	20,826	—	20,826
2/6/15	Uruguayan Peso 31,000,000	United States Dollar 1,233,095	Citibank, N.A.	—	(37,731)	(37,731)
2/11/15	Euro 22,014,933	United States Dollar 27,323,834	Nomura International PLC	2,445,206	—	2,445,206
2/11/15	United States Dollar 1,901,914	Euro 1,547,000	BNP Paribas	—	(153,681)	(153,681)
2/11/15	United States Dollar 3,502,805	Euro 2,819,000	Standard Chartered Bank	—	(317,110)	(317,110)
2/12/15	Euro 3,868,345	United States Dollar 4,801,939	Citibank, N.A.	430,362	—	430,362
2/12/15	Euro 6,015,640	United States Dollar 7,478,054	Standard Chartered Bank	679,842	—	679,842
2/12/15	United States Dollar 4,845,682	Euro 3,868,345	Deutsche Bank AG	—	(474,106)	(474,106)
2/12/15	United States Dollar 2,986,326	Euro 2,574,000	Morgan Stanley & Co. International PLC	—	(77,476)	(77,476)
2/13/15	Indonesian Rupiah 3,996,562,000	United States Dollar 316,810	BNP Paribas	2,681	—	2,681
2/13/15	Indonesian Rupiah 54,225,481,000	United States Dollar 4,195,395	Nomura International PLC	—	(66,717)	(66,717)
2/13/15	United States Dollar 13,515,132	Indonesian Rupiah 168,168,790,000	Australia and New Zealand Banking Group Limited	—	(297,099)	(297,099)
2/13/15	United States Dollar 1,247,485	Uruguayan Peso 31,000,000	Citibank, N.A.	20,479	—	20,479
2/13/15	Uruguayan Peso 31,000,000	United States Dollar 1,230,159	Citibank, N.A.	—	(37,805)	(37,805)
2/17/15	Malaysian Ringgit 5,909,000	United States Dollar 1,661,231	BNP Paribas	35,583	—	35,583
2/17/15	United States Dollar 9,952,114	Malaysian Ringgit 34,915,000	Deutsche Bank AG	—	(346,509)	(346,509)
2/17/15	United States Dollar 10,680,021	Yuan Offshore Renminbi 66,434,000	Citibank, N.A.	—	(128,535)	(128,535)
2/17/15	United States Dollar 1,273,630	Yuan Offshore Renminbi 7,923,000	Deutsche Bank AG	—	(15,247)	(15,247)
2/17/15	Yuan Offshore Renminbi 10,995,000	United States Dollar 1,768,111	Bank of America, N.A.	21,813	—	21,813
2/17/15	Zambian Kwacha 7,911,000	United States Dollar 1,181,531	Barclays Bank PLC	—	(21,939)	(21,939)
2/17/15	Zambian Kwacha 7,540,000	United States Dollar 1,133,218	Standard Chartered Bank	—	(13,814)	(13,814)
2/18/15	Euro 738,787	United States Dollar 919,930	Goldman Sachs International	84,990	—	84,990

7

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/18/15	Euro 15,508,234	United States Dollar 19,366,295	Standard Chartered Bank	$1,839,669	$—	$1,839,669
2/18/15	Mauritian Rupee 121,200,000	United States Dollar 3,716,082	BNP Paribas	8,174	—	8,174
2/18/15	United States Dollar 1,672,242	Euro 1,342,961	Goldman Sachs International	—	(154,495)	(154,495)
2/18/15	United States Dollar 6,462,401	Indian Rupee 402,921,000	Citibank, N.A.	18,480	—	18,480
2/18/15	United States Dollar 2,503,068	Indian Rupee 156,050,000	Deutsche Bank AG	6,957	—	6,957
2/19/15	United States Dollar 630,872	Mexican Peso 9,159,000	Standard Chartered Bank	—	(20,470)	(20,470)
2/20/15	Euro 565,611	United States Dollar 709,361	Goldman Sachs International	70,125	—	70,125
2/20/15	Indonesian Rupiah 17,333,881,000	United States Dollar 1,407,428	Standard Chartered Bank	49,112	—	49,112
2/20/15	United States Dollar 1,965,415	Chilean Peso 1,179,347,000	BNP Paribas	—	(107,502)	(107,502)
2/23/15	Argentine Peso 3,000,000	United States Dollar 287,494	Citibank, N.A.	—	(55,022)	(55,022)
2/23/15	Argentine Peso 7,000,000	United States Dollar 675,024	Citibank, N.A.	—	(124,180)	(124,180)
2/23/15	Argentine Peso 7,000,000	United States Dollar 674,764	Citibank, N.A.	—	(124,440)	(124,440)
2/23/15	United States Dollar 1,465,517	Argentine Peso 17,000,000	Citibank, N.A.	475,407	—	475,407
2/23/15	United States Dollar 5,489,541	Indian Rupee 351,419,000	Citibank, N.A.	155,809	—	155,809
2/23/15	United States Dollar 3,033,112	Indian Rupee 194,168,000	Goldman Sachs International	86,088	—	86,088
2/23/15	United States Dollar 5,375,153	Indonesian Rupiah 65,958,500,000	Goldman Sachs International	—	(213,215)	(213,215)
2/23/15	United States Dollar 6,061,752	Indonesian Rupiah 74,401,949,000	Standard Chartered Bank	—	(239,027)	(239,027)
2/24/15	Argentine Peso 3,090,000	United States Dollar 295,892	Citibank, N.A.	—	(56,647)	(56,647)
2/24/15	Argentine Peso 4,910,000	United States Dollar 469,497	Citibank, N.A.	—	(90,685)	(90,685)
2/24/15	United States Dollar 689,655	Argentine Peso 8,000,000	Citibank, N.A.	223,066	—	223,066
2/25/15	Argentine Peso 5,000,000	United States Dollar 477,737	Citibank, N.A.	—	(92,304)	(92,304)
2/25/15	Argentine Peso 8,000,000	United States Dollar 766,724	Citibank, N.A.	—	(145,343)	(145,343)
2/25/15	Argentine Peso 11,000,000	United States Dollar 1,059,322	Citibank, N.A.	—	(194,770)	(194,770)
2/25/15	United States Dollar 2,077,922	Argentine Peso 24,000,000	Citibank, N.A.	658,279	—	658,279
3/4/15	British Pound Sterling 1,309,000	Euro 1,676,632	UBS AG	—	(76,158)	(76,158)
3/4/15	Euro 10,973,921	British Pound Sterling 8,719,000	Morgan Stanley & Co. International PLC	726,329	—	726,329
3/11/15	Euro 10,077,869	Norwegian Krone 89,106,000	Bank of America, N.A.	130,047	—	130,047

8

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/11/15	Euro 10,715,584	Swedish Krona 99,671,000	Morgan Stanley & Co. International PLC	$—	$(62,615)	$(62,615)
3/11/15	Swedish Krona 28,957,000	Euro 3,083,118	BNP Paribas	—	(15,759)	(15,759)
3/12/15	Russian Ruble 893,980,000	United States Dollar 22,869,788	Bank of America, N.A.	10,153,398	—	10,153,398
3/12/15	United States Dollar 22,721,566	Russian Ruble 893,980,000	Credit Suisse International	—	(10,005,176)	(10,005,176)
3/13/15	Serbian Dinar 213,167,696	Euro 1,710,130	Deutsche Bank AG	—	(3,861)	(3,861)
3/19/15	Euro 134,062	Serbian Dinar 16,436,000	Citibank, N.A.	—	(2,389)	(2,389)
3/19/15	United States Dollar 1,283,915	Chilean Peso 801,805,000	BNP Paribas	—	(24,019)	(24,019)
3/19/15	United States Dollar 3,745,470	Chilean Peso 2,320,693,000	Deutsche Bank AG	—	(98,908)	(98,908)
3/23/15	Euro 762,828	Romanian Leu 3,391,000	BNP Paribas	925	—	925
3/23/15	United States Dollar 4,930,723	Zambian Kwacha 32,740,000	Standard Chartered Bank	—	(50,701)	(50,701)
3/31/15	Euro 334,306	Romanian Leu 1,490,000	BNP Paribas	1,323	—	1,323
4/8/15	United States Dollar 1,137,979	Philippine Peso 51,456,000	Standard Chartered Bank	23,361	—	23,361
4/9/15	United States Dollar 1,587,534	Indian Rupee 102,411,000	Bank of America, N.A.	45,713	—	45,713
4/15/15	British Pound Sterling 1,992,775	Euro 2,562,000	JPMorgan Chase Bank, N.A.	—	(103,170)	(103,170)
4/15/15	Euro 10,245,375	United States Dollar 12,473,847	Standard Chartered Bank	889,222	—	889,222
4/15/15	United States Dollar 657,421	Euro 552,097	Standard Chartered Bank	—	(33,155)	(33,155)
4/20/15	Euro 5,090,392	Polish Zloty 21,972,676	BNP Paribas	159,627	—	159,627
4/20/15	Euro 11,494,868	Polish Zloty 49,613,000	Nomura International PLC	359,225	—	359,225
4/28/15	United States Dollar 1,066,186	Chilean Peso 672,017,000	BNP Paribas	—	(13,854)	(13,854)
4/28/15	United States Dollar 160,799	Mexican Peso 2,369,000	Citibank, N.A.	—	(3,573)	(3,573)
4/28/15	United States Dollar 161,317	Mexican Peso 2,375,066	Morgan Stanley & Co. International PLC	—	(3,689)	(3,689)
4/30/15	United States Dollar 2,014,218	Uruguayan Peso 51,000,000	Citibank, N.A.	21,089	—	21,089
5/6/15	Euro 6,391,730	United States Dollar 7,417,986	JPMorgan Chase Bank, N.A.	189,080	—	189,080
5/21/15	New Turkish Lira 39,391,000	United States Dollar 16,428,065	BNP Paribas	668,236	—	668,236
5/21/15	New Turkish Lira 4,566,000	United States Dollar 1,947,412	Deutsche Bank AG	120,615	—	120,615
5/21/15	United States Dollar 26,253,183	New Turkish Lira 63,611,462	Standard Chartered Bank	—	(803,061)	(803,061)
6/11/15	United States Dollar 1,373,208	Zambian Kwacha 10,251,000	Standard Chartered Bank	91,886	—	91,886
6/12/15	United States Dollar 851,811	Zambian Kwacha 6,231,000	Citibank, N.A.	38,320	—	38,320

9

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
6/12/15	United States Dollar 565,081	Zambian Kwacha 4,026,200	Citibank, N.A.	$10,083	$—	$10,083
6/12/15	United States Dollar 1,380,421	Zambian Kwacha 9,708,500	Citibank, N.A.	6,490	—	6,490
6/15/15	United States Dollar 8,774,741	Ugandan Shilling 24,332,358,157	Citibank, N.A.	—	(589,885)	(589,885)
6/17/15	United States Dollar 1,363,394	Zambian Kwacha 10,042,000	Standard Chartered Bank	67,813	—	67,813
6/18/15	United States Dollar 1,871,294	Zambian Kwacha 13,692,200	Standard Chartered Bank	79,238	—	79,238
6/18/15	United States Dollar 798,031	Zambian Kwacha 5,818,600	Standard Chartered Bank	30,862	—	30,862
6/25/15	United States Dollar 2,655,837	Zambian Kwacha 18,883,000	Barclays Bank PLC	25,403	—	25,403
9/28/15	United States Dollar 414,259	Azerbaijani Manat 337,000	Standard Bank PLC	6,885	—	6,885
10/8/15	United States Dollar 5,605,800	Azerbaijani Manat 4,562,000	Standard Bank PLC	86,028	—	86,028
1/13/16	United States Dollar 3,252,792	New Turkish Lira 7,979,000	Bank of America, N.A.	—	(192,196)	(192,196)
1/13/16	United States Dollar 965,599	New Turkish Lira 2,357,510	Deutsche Bank AG	—	(61,302)	(61,302)

				$21,264,146	$(16,485,092)	$4,779,054

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/15	34 U.S. 5-Year Treasury Note	Short	$(4,038,999)	$(4,125,688)	$(86,689)
3/15	14 U.S. 10-Year Treasury Note	Short	(1,762,059)	(1,832,251)	(70,192)
3/15	7 U.S. Long Treasury Bond	Short	(981,695)	(1,058,968)	(77,273)

					$ (234,154)

At January 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$21,264,146	$(16,485,092)

		$21,264,146	$(16,485,092)

Interest Rate	Futures Contracts*	$—	$(234,154)

		$—	$(234,154)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

10

The cost and unrealized appreciation (depreciation) of investments of the Portfolio including the Portfolio’s investment in the Subsidiary at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$409,329,975

Gross unrealized appreciation	$2,901,484
Gross unrealized depreciation	(43,055,594)

Net unrealized depreciation	$(40,154,110)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$155,990,268	$—	$155,990,268
Foreign Corporate Bonds	—	1,632,875	—	1,632,875
Collateralized Mortgage Obligations	—	943,602	—	943,602
Mortgage Pass-Throughs	—	4,909,996	—	4,909,996
U.S. Treasury Obligations	—	50,199,200	—	50,199,200
Short-Term Investments -
Foreign Government Securities	—	109,373,646	—	109,373,646
U.S. Treasury Obligations	—	10,999,912	—	10,999,912
Other	—	34,646,391	—	34,646,391
Total Investments	$—	$368,695,890	$—	$368,695,890
Forward Foreign Currency Exchange Contracts	$—	$21,264,146	$—	$21,264,146
Total	$—	$389,960,036	$—	$389,960,036

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(16,485,092)	$—	$(16,485,092)
Futures Contracts	(234,154)	—	—	(234,154)
Total	$(234,154)	$(16,485,092)	$—	$(16,719,246)

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

11

Eaton Vance

Emerging Markets Local Income Fund

January 31, 2015 (Unaudited)

Eaton Vance Emerging Markets Local Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Emerging Markets Local Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2015, the value of the Fund’s investment in the Portfolio was $279,574,847 and the Fund owned 80.3% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Emerging Markets Local Income Portfolio

January 31, 2015

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 77.5%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.5%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	1,500	$1,770,705

Total Albania			$1,770,705

Argentina — 5.2%
Republic of Argentina, 7.00%, 10/3/15	USD	13,803	$13,595,816
Republic of Argentina, 8.75%, 5/7/24(2)	USD	4,607	4,518,794

Total Argentina			$18,114,610

Bangladesh — 3.0%
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	83,900	$1,115,109
Bangladesh Treasury Bond, 11.37%, 4/4/17	BDT	75,500	1,028,207
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	125,000	1,706,266
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	301,600	4,124,575
Bangladesh Treasury Bond, 11.70%, 6/5/18	BDT	140,000	1,949,402
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	29,600	410,754

Total Bangladesh			$10,334,313

Barbados — 1.1%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	3,841	$3,197,632
Barbados Government International Bond, 6.625%, 12/5/35(3)	USD	787	655,178

Total Barbados			$3,852,810

Belarus — 0.1%
Republic of Belarus, 8.95%, 1/26/18(1)	USD	400	$326,000

Total Belarus			$326,000

Bosnia and Herzegovina — 1.0%
Bosnia and Herzegovina Government Bond, 2.50%, 3/31/15	BAM	76	$43,910
Bosnia and Herzegovina Government Bond, 2.50%, 8/31/15	BAM	120	69,323
Republic of Srpska, 1.50%, 6/30/23	BAM	292	126,302
Republic of Srpska, 1.50%, 10/30/23	BAM	796	340,693
Republic of Srpska, 1.50%, 12/15/23	BAM	43	18,221
Republic of Srpska, 1.50%, 5/31/25	BAM	5,562	2,225,954
Republic of Srpska, 1.50%, 6/9/25	BAM	534	211,251
Republic of Srpska, 1.50%, 12/24/25	BAM	581	224,877
Republic of Srpska, 1.50%, 9/25/26	BAM	361	131,538

Total Bosnia and Herzegovina			$3,392,069

Brazil — 1.8%
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/17	BRL	12,490	$4,475,536
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	1,760,749

Total Brazil			$6,236,285

Colombia — 5.8%
Republic of Colombia, 5.00%, 6/15/45	USD	300	$320,550
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	2,896,911
Titulos De Tesoreria B, 8.00%, 10/28/15	COP	727,000	305,992
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	16,007,500	8,144,865
Titulos De Tesoreria B, 11.25%, 10/24/18	COP	17,661,000	8,653,890

Total Colombia			$20,322,208

Costa Rica — 0.0%(4)
Titulo Propiedad UD, 1.00%, 1/12/22(5)	CRC	62,299	$92,883
Titulo Propiedad UD, 1.63%, 7/13/16(5)	CRC	6,999	12,848

Total Costa Rica			$105,731

1

Security	Principal Amount (000’s omitted)		Value
Cyprus — 0.9%
Republic of Cyprus, 3.75%, 11/1/15(1)(3)	EUR	2,829	$3,190,376

Total Cyprus			$3,190,376

Dominican Republic — 1.4%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(3)	DOP	15,020	$351,395
Dominican Republic International Bond, 9.04%, 1/23/18(1)	USD	669	730,469
Dominican Republic International Bond, 11.50%, 5/10/24(3)	DOP	28,000	665,576
Dominican Republic International Bond, 14.00%, 4/30/21(3)	DOP	8,500	213,164
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	26,400	670,937
Dominican Republic International Bond, 14.50%, 2/10/23(3)	DOP	2,300	58,453
Dominican Republic International Bond, 15.95%, 6/4/21(3)	DOP	17,000	482,826
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	52,700	1,612,409
Dominican Republic International Bond, 18.50%, 2/4/28(3)	DOP	1,000	30,596

Total Dominican Republic			$4,815,825

Ecuador — 3.4%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	4,334	$3,857,260
Republic of Ecuador, 7.95%, 6/20/24(3)	USD	600	534,000
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	7,540	7,475,910

Total Ecuador			$11,867,170

Fiji — 0.5%
Republic of Fiji, 9.00%, 3/15/16	USD	1,737	$1,803,131

Total Fiji			$1,803,131

Hungary — 2.9%
Hungary Government Bond, 5.50%, 2/12/16	HUF	1,100,000	$4,164,770
Hungary Government Bond, 6.50%, 6/24/19	HUF	274,340	1,174,537
Hungary Government Bond, 6.75%, 11/24/17	HUF	1,123,980	4,642,849

Total Hungary			$9,982,156

Indonesia — 10.2%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,459,959
Indonesia Government Bond, 7.875%, 4/15/19	IDR	38,448,000	3,156,576
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	400,274
Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	991,817
Indonesia Government Bond, 8.375%, 3/15/24	IDR	27,712,000	2,380,946
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,223,912
Indonesia Government Bond, 8.75%, 2/15/44	IDR	16,947,000	1,495,899
Indonesia Government Bond, 9.00%, 3/15/29	IDR	48,448,000	4,434,100
Indonesia Government Bond, 9.50%, 7/15/23	IDR	35,245,000	3,209,225
Indonesia Government Bond, 9.50%, 7/15/31	IDR	63,823,000	6,058,588
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	541,423
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	2,086,243
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	828,111
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	2,202,504
Indonesia Government Bond, 10.50%, 7/15/38	IDR	10,900,000	1,131,518
Indonesia Government Bond, 11.00%, 11/15/20	IDR	14,560,000	1,371,807
Indonesia Government Bond, 11.50%, 9/15/19	IDR	16,146,000	1,508,808

Total Indonesia			$35,481,710

Iraq — 1.2%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	5,217	$4,218,529

Total Iraq			$4,218,529

Jamaica — 0.1%
Jamaica Government International Bond, 9.00%, 6/2/15	USD	205	$210,125

Total Jamaica			$210,125

Jordan — 2.4%
Kingdom of Jordan, 3.875%, 11/12/15(1)	USD	8,300	$8,356,440

Total Jordan			$8,356,440

2

Security	Principal Amount (000’s omitted)		Value
Kenya — 0.6%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	172,850	$1,947,123

Total Kenya			$1,947,123

Lebanon — 3.0%
Lebanese Republic, 4.10%, 6/12/15(1)	USD	400	$402,280
Lebanese Republic, 8.50%, 1/19/16(1)	USD	4,065	4,251,015
Lebanon Treasury Note, 5.94%, 3/5/15	LBP	8,778,970	5,819,144

Total Lebanon			$10,472,439

Macedonia — 1.6%
Republic of Macedonia, 3.975%, 7/24/21(3)	EUR	4,871	$5,574,480

Total Macedonia			$5,574,480

Mexico — 2.5%
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	$3,341,376
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	3,218,951
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	2,227,097

Total Mexico			$8,787,424

Nigeria — 0.3%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	905	$878,873

Total Nigeria			$878,873

Philippines — 2.8%
Republic of the Philippines, 4.95%, 1/15/21	PHP	90,000	$2,188,701
Republic of the Philippines, 6.25%, 1/14/36	PHP	286,000	7,570,595

Total Philippines			$9,759,296

Romania — 4.0%
Romania Government Bond, 5.75%, 1/27/16	RON	3,540	$942,857
Romania Government Bond, 5.95%, 6/11/21(2)	RON	38,430	11,860,965
Romania Government Bond, 6.00%, 4/30/15	RON	1,510	390,540
Romania Government Bond, 6.00%, 4/30/16	RON	3,000	808,302

Total Romania			$14,002,664

Russia — 3.1%
Russia Foreign Bond, 3.625%, 4/29/15(1)	USD	4,900	$4,898,775
Russia Government Bond, 7.00%, 8/16/23	RUB	126,860	1,269,520
Russia Government Bond, 7.40%, 6/14/17	RUB	103,974	1,300,617
Russia Government Bond, 7.50%, 3/15/18	RUB	102,246	1,235,998
Russia Government Bond, 7.60%, 4/14/21	RUB	150,035	1,610,238
Russia Government Bond, 8.15%, 2/3/27	RUB	46,345	482,270

Total Russia			$10,797,418

Serbia — 5.4%
Serbia Treasury Bond, 4.50%, 6/2/17	EUR	1,485	$1,701,806
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	46,780	429,927
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	109,590	1,009,119
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	454,900	4,220,814
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	75,400	700,777
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	96,150	893,659
Serbia Treasury Bond, 10.00%, 5/22/16	RSD	700,500	6,509,671
Serbia Treasury Bond, 10.00%, 6/12/16	RSD	169,090	1,571,158
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	105,310	972,899
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	87,280	737,819

Total Serbia			$18,747,649

South Africa — 2.1%
Republic of South Africa, 6.75%, 3/31/21(2)	ZAR	45,745	$3,942,036
Republic of South Africa, 7.00%, 2/28/31	ZAR	25,285	2,065,534
Republic of South Africa, 10.50%, 12/21/26	ZAR	13,176	1,444,356

Total South Africa			$7,451,926

3

Security	Principal Amount (000’s omitted)		Value
Sri Lanka — 1.0%
Sri Lanka Government Bond, 8.50%, 11/1/15	LKR	345,570	$2,656,016
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	37,200	300,782
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	18,600	168,128
Sri Lanka Government Bond, 11.75%, 3/15/15	LKR	61,480	467,927

Total Sri Lanka			$3,592,853

Thailand — 2.8%
Kingdom of Thailand, 3.625%, 6/16/23	THB	132,132	$4,368,999
Kingdom of Thailand, 3.85%, 12/12/25	THB	31,938	1,089,060
Kingdom of Thailand, 3.875%, 6/13/19	THB	132,066	4,308,603

Total Thailand			$9,766,662

Turkey — 1.9%
Turkey Government Bond, 6.30%, 2/14/18	TRY	7,829	$3,154,738
Turkey Government Bond, 10.50%, 1/15/20	TRY	7,412	3,491,261

Total Turkey			$6,645,999

Uganda — 0.5%
Uganda Government Bond, 14.125%, 12/1/16	UGX	3,099,700	$1,062,731
Uganda Government Bond, 14.625%, 11/1/18	UGX	1,616,600	542,583

Total Uganda			$1,605,314

Uruguay — 1.2%
Monetary Regulation Bill, 0.00%, 3/26/15	UYU	415	$16,683
Monetary Regulation Bill, 0.00%, 3/26/15(5)	UYU	40,832	1,665,190
Monetary Regulation Bill, 0.00%, 7/2/15(5)	UYU	22,142	892,929
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	8,480	322,505
Monetary Regulation Bill, 0.00%, 4/21/16(5)	UYU	13,004	506,748
Monetary Regulation Bill, 0.00%, 7/28/16	UYU	6,755	229,240
Republic of Uruguay, 5.00%, 9/14/18(5)	UYU	3,067	129,378
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	8,206	332,376

Total Uruguay			$4,095,049

Venezuela — 2.2%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)(2)	USD	2,515	$1,445,838
Bolivarian Republic of Venezuela, 7.00%, 3/16/15	EUR	2,053	2,238,693
Bolivarian Republic of Venezuela, 7.00%, 12/1/18(1)(2)	USD	11,694	4,151,370

Total Venezuela			$7,835,901

Zambia — 1.0%
Zambia Government Bond, 11.00%, 9/2/19	ZMW	30,900	$3,446,681

Total Zambia			$3,446,681

Total Foreign Government Bonds (identified cost $314,972,081)			$269,787,944

Foreign Corporate Bonds — 6.1%

Security	Principal Amount (000’s omitted)		Value
Azerbaijan — 0.1%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(6)	USD	400	$378,000

Total Azerbaijan			$378,000

Brazil — 0.4%
Petrobras Global Finance BV, 6.25%, 3/17/24	USD	1,435	$1,299,866

Total Brazil			$1,299,866

4

Security	Principal Amount (000’s omitted)		Value
Colombia — 0.1%
Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	697,000	$309,016

Total Colombia			$309,016

Finland — 0.3%
Municipality Finance PLC, 0.50%, 12/6/16	TRY	2,961	$1,038,981

Total Finland			$1,038,981

Georgia — 0.3%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	908	$921,620

Total Georgia			$921,620

India — 1.3%
Export-Import Bank of India, 8.87%, 10/30/29	INR	15,000	$255,587
Food Corp. of India, 9.95%, 3/7/22	INR	50,000	903,292
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	35,000	593,508
National Hydroelectric PC., 8.85%, 2/11/26	INR	15,000	257,210
NTPC, Ltd., 9.17%, 9/22/24	INR	35,000	603,857
Power Finance Corp., Ltd., 9.32%, 9/17/19	INR	50,000	838,688
Power Grid Corp. of India, Ltd., 8.93%, 10/20/24	INR	15,000	253,385
Rural Electrification Corp., Ltd., 9.04%, 10/12/19	INR	50,000	831,878

Total India			$4,537,405

Luxembourg — 0.1%
Petrobras International Finance Co. SA, 3.875%, 1/27/16	USD	418	$407,471

Total Luxembourg			$407,471

Mexico — 0.5%
America Movil SAB de CV, 6.00%, 6/9/19	MXN	6,000	$410,746
Petroleos Mexicanos, 7.19%, 9/12/24(3)	MXN	10,630	732,211
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	429,632

Total Mexico			$1,572,589

Netherlands — 0.1%
Rabobank Nederland, 0.50%, 11/26/21	ZAR	9,400	$491,108

Total Netherlands			$491,108

South Korea — 0.1%
Export-Import Bank of Korea, 0.50%, 1/25/17	TRY	880	$300,044

Total South Korea			$300,044

Sri Lanka — 0.2%
Bank of Ceylon, 6.875%, 5/3/17(1)	USD	841	$873,589

Total Sri Lanka			$873,589

Supranational — 2.0%
African Development Bank, 0.50%, 10/26/21	ZAR	9,300	$498,690
Asian Development Bank, 6.64%, 6/18/15	TRY	440	179,926
Inter-American Development Bank, 7.35%, 9/12/18	IDR	53,440,000	4,252,630
International Bank for Reconstruction & Development, 3.40%, 4/15/17(5)	UYU	41,605	1,743,941
International Finance Corp., 4.45%, 2/26/16	RUB	11,600	150,127
International Finance Corp., 4.50%, 3/29/16	RUB	12,800	163,699

Total Supranational			$6,989,013

Sweden — 0.3%
Svensk Exportkredit AB, 0.50%, 6/26/15	TRY	2,550	$1,008,980
Svensk Exportkredit AB, 0.50%, 2/27/17	IDR	400,000	26,736
Svensk Exportkredit AB, 5.15%, 1/30/17(1)	RUB	12,100	149,807

Total Sweden			$1,185,523

5

Security	Principal Amount (000’s omitted)		Value
Venezuela — 0.3%
Petroleos de Venezuela SA, 8.50%, 11/2/17(1)	USD	1,938	$1,114,350

Total Venezuela			$1,114,350

Total Foreign Corporate Bonds (identified cost $23,316,327)			$21,418,575

Sovereign Loans — 0.7%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.7%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed) Term Loan, 3.06%, Maturing August 1, 2021(7)(8)(9)(10)		$2,400	$2,310,965

Total Ethiopia			$2,310,965

Total Sovereign Loans (identified cost $2,171,614)			$2,310,965

Short-Term Investments — 16.4%

Foreign Government Securities — 7.1%

Security	Principal Amount (000’s omitted)		Value
Kenya — 0.1%
Kenya Treasury Bill, 0.00%, 4/13/15	KES	55,300	$593,952

Total Kenya			$593,952

Lebanon — 3.7%
Lebanon Treasury Bill, 0.00%, 2/26/15	LBP	348,000	$229,757
Lebanon Treasury Bill, 0.00%, 4/9/15	LBP	372,800	244,897
Lebanon Treasury Bill, 0.00%, 4/16/15	LBP	369,400	242,460
Lebanon Treasury Bill, 0.00%, 4/23/15	LBP	710,200	465,756
Lebanon Treasury Bill, 0.00%, 6/4/15	LBP	14,314,300	9,338,784
Lebanon Treasury Bill, 0.00%, 7/2/15	LBP	570,000	370,552
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	273,900	177,900
Lebanon Treasury Bill, 0.00%, 7/23/15	LBP	373,300	242,022
Lebanon Treasury Bill, 0.00%, 10/15/15	LBP	547,600	351,082
Lebanon Treasury Bill, 0.00%, 1/14/16	LBP	1,902,400	1,204,239

Total Lebanon			$12,867,449

Serbia — 0.2%
Serbia Treasury Bill, 0.00%, 5/6/15	EUR	595	$670,919

Total Serbia			$670,919

Sri Lanka — 2.6%
Sri Lanka Treasury Bill, 0.00%, 2/20/15	LKR	6,040	$45,560
Sri Lanka Treasury Bill, 0.00%, 2/27/15	LKR	536,910	4,045,493
Sri Lanka Treasury Bill, 0.00%, 3/6/15	LKR	187,710	1,412,802
Sri Lanka Treasury Bill, 0.00%, 3/13/15	LKR	6,700	50,372
Sri Lanka Treasury Bill, 0.00%, 3/27/15	LKR	162,550	1,219,364
Sri Lanka Treasury Bill, 0.00%, 4/10/15	LKR	55,790	417,567
Sri Lanka Treasury Bill, 0.00%, 6/26/15	LKR	49,890	368,813
Sri Lanka Treasury Bill, 0.00%, 12/25/15	LKR	73,110	524,601
Sri Lanka Treasury Bill, 0.00%, 1/8/16	LKR	136,550	977,620

Total Sri Lanka			$9,062,192

6

Security	Principal Amount (000’s omitted)		Value
Uganda — 0.2%
Uganda Treasury Bill, 0.00%, 5/28/15	UGX	520,300	$175,283
Uganda Treasury Bill, 0.00%, 6/11/15	UGX	710,000	237,868
Uganda Treasury Bill, 0.00%, 6/24/15	UGX	350,500	116,804
Uganda Treasury Bill, 0.00%, 9/17/15	UGX	384,100	123,627

Total Uganda			$653,582

Uruguay — 0.1%
Monetary Regulation Bill, 0.00%, 2/20/15(5)	UYU	5,284	$216,388

Total Uruguay			$216,388

Zambia — 0.2%
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	4,890	$709,920

Total Zambia			$709,920

Total Foreign Government Securities (identified cost $25,019,193)			$24,774,402

U.S. Treasury Obligations — 1.9%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/12/15(11)		$5,000	$4,999,975
U.S. Treasury Bill, 0.00%, 4/2/15(11)		1,600	1,599,987

Total U.S. Treasury Obligations (identified cost $6,599,912)			$6,599,962

Repurchase Agreements — 4.8%

Description	Principal Amount (000’s omitted)		Value
JPMorgan Chase Bank, N.A.:
Dated 1/30/15 with an interest rate of 0.80%, collateralized by RON 35,050,000 Romania Government Bond 5.85%, due 4/26/23 and a market value, including accrued interest, of $11,437,920.(12)	RON	44,886	$11,434,268
Dated 1/30/15 with an interest rate of 6.00%, collateralized by ZAR 32,070,000 Republic of South Africa 10.50%, due 12/21/26 and a market value, including accrued interest, of $3,679,874.(12)	ZAR	41,040	3,524,259
Nomura International PLC:
Dated 1/6/15 with a maturity date of 2/13/15, an interest rate of 0.16% payable by the Portfolio and repurchase proceeds of EUR 1,525,329, collateralized by EUR 1,500,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $1,726,246.	EUR	1,526	1,723,890

Total Repurchase Agreements (identified cost $16,773,723)			$16,682,417

Other — 2.6%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(13)		$9,101	$9,101,452

Total Other (identified cost $9,101,452)			$9,101,452

7

Value
Total Short-Term Investments (identified cost $57,494,280)	$57,158,233

Total Investments — 100.7% (identified cost $397,954,302)	$350,675,717

Less Unfunded Loan Commitments — (0.2)%	$(622,591)

Net Investments — 100.5% (identified cost $397,331,711)	$350,053,126

Other Assets, Less Liabilities — (0.5)%	$(1,822,787)

Net Assets — 100.0%	$348,230,339

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BAM	-	Bosnia - Herzegovina Convertible Mark

BDT	-	Bangladesh Taka

BRL	-	Brazilian Real

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

THB	-	Thai Baht

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

ZMW	-	Zambian Kwacha

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2015, the aggregate value of these securities is $55,181,198 or 15.8% of the Portfolio’s net assets.

8

(2)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $12,488,255 or 3.6% of the Portfolio’s net assets.

(4)	Amount is less than 0.05%.

(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2015.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(9)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents a weighted average rate at January 31, 2015.

(10)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(11)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(12)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $3,511.

Securities Sold Short — (0.5)%

Foreign Government Bonds — (0.5)%

Security	Principal Amount (000’s omitted)		Value
Germany — (0.5)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(1,500)	$(1,719,280)

Total Germany			$(1,719,280)

Total Foreign Government Bonds (proceeds $1,828,922)			$(1,719,280)

Total Securities Sold Short (proceeds $1,828,922)			$(1,719,280)

EUR	-	Euro

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2015 were $2,427,853 or 0.7% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

9

A summary of open financial instruments at January 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/3/15	Brazilian Real 874,041	United States Dollar 328,303	Citibank, N.A.	$2,563	$—	$2,563
2/3/15	Brazilian Real 93,240,869	United States Dollar 35,951,752	Standard Chartered Bank	1,202,523	—	1,202,523
2/3/15	Brazilian Real 2,665,000	United States Dollar 1,033,066	Standard Chartered Bank	39,867	—	39,867
2/3/15	Brazilian Real 6,630,000	United States Dollar 2,503,304	Standard Chartered Bank	32,420	—	32,420
2/3/15	Brazilian Real 10,560,959	United States Dollar 3,966,855	Standard Chartered Bank	30,972	—	30,972
2/3/15	Brazilian Real 2,140,000	United States Dollar 787,923	Standard Chartered Bank	—	(9,617)	(9,617)
2/3/15	United States Dollar 324,572	Brazilian Real 874,041	Citibank, N.A.	1,167	—	1,167
2/3/15	United States Dollar 803,816	Brazilian Real 2,140,000	Standard Chartered Bank	—	(6,276)	(6,276)
2/3/15	United States Dollar 1,001,014	Brazilian Real 2,665,000	Standard Chartered Bank	—	(7,816)	(7,816)
2/3/15	United States Dollar 2,490,328	Brazilian Real 6,630,000	Standard Chartered Bank	—	(19,444)	(19,444)
2/3/15	United States Dollar 4,072,088	Brazilian Real 10,560,959	Standard Chartered Bank	—	(136,204)	(136,204)
2/3/15	United States Dollar 36,144,075	Brazilian Real 93,240,869	Standard Chartered Bank	—	(1,394,845)	(1,394,845)
2/4/15	Euro 583,161	Romanian Leu 2,583,928	Bank of America, N.A.	—	(759)	(759)
2/4/15	Euro 5,390,402	United States Dollar 6,841,363	Goldman Sachs International	750,157	—	750,157
2/4/15	New Turkish Lira 2,494,000	United States Dollar 1,099,306	Deutsche Bank AG	80,262	—	80,262
2/4/15	New Turkish Lira 558,155	United States Dollar 246,024	Deutsche Bank AG	17,962	—	17,962
2/4/15	Romanian Leu 2,583,928	Euro 575,019	Deutsche Bank AG	—	(8,441)	(8,441)
2/4/15	United States Dollar 2,503,279	Egyptian Pound 18,324,000	Citibank, N.A.	—	(91,392)	(91,392)
2/4/15	United States Dollar 790,980	Euro 629,747	Goldman Sachs International	—	(79,360)	(79,360)
2/6/15	United States Dollar 2,130,548	Egyptian Pound 15,553,000	BNP Paribas	—	(87,331)	(87,331)
2/6/15	United States Dollar 403,226	Uruguayan Peso 10,000,000	Citibank, N.A.	6,718	—	6,718
2/11/15	Euro 16,246,776	United States Dollar 20,175,653	Standard Chartered Bank	1,815,501	—	1,815,501
2/12/15	Mexican Peso 15,870,000	United States Dollar 1,062,243	BNP Paribas	4,081	—	4,081
2/12/15	Mexican Peso 27,440,000	United States Dollar 2,005,015	Goldman Sachs International	175,402	—	175,402
2/12/15	Thai Baht 204,182,129	United States Dollar 6,140,816	Goldman Sachs International	—	(94,623)	(94,623)

10

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/12/15	United States Dollar 6,802,005	Mexican Peso 92,963,000	Nomura International PLC	$—	$(603,521)	$(603,521)
2/12/15	United States Dollar 16,526,377	Mexican Peso 225,866,000	Nomura International PLC	—	(1,466,335)	(1,466,335)
2/12/15	United States Dollar 2,940,273	Mexican Peso 40,195,000	Standard Chartered Bank	—	(260,195)	(260,195)
2/12/15	United States Dollar 7,143,791	Mexican Peso 97,659,201	Standard Chartered Bank	—	(632,180)	(632,180)
2/12/15	United States Dollar 12,594,951	Thai Baht 418,782,129	Goldman Sachs International	194,074	—	194,074
2/13/15	United States Dollar 402,414	Uruguayan Peso 10,000,000	Citibank, N.A.	6,606	—	6,606
2/17/15	Zambian Kwacha 4,060,000	United States Dollar 606,373	Barclays Bank PLC	—	(11,259)	(11,259)
2/17/15	Zambian Kwacha 3,870,000	United States Dollar 581,638	Standard Chartered Bank	—	(7,090)	(7,090)
2/18/15	Euro 298,082	Hungarian Forint 94,594,272	Goldman Sachs International	6,918	—	6,918
2/18/15	Euro 7,884,169	United States Dollar 9,817,288	Goldman Sachs International	906,997	—	906,997
2/18/15	Hungarian Forint 804,340,000	Euro 2,618,784	Citibank, N.A.	36,309	—	36,309
2/18/15	Indian Rupee 42,868,000	United States Dollar 689,640	Barclays Bank PLC	119	—	119
2/18/15	Indian Rupee 15,000,000	United States Dollar 240,115	Goldman Sachs International	—	(1,156)	(1,156)
2/18/15	Indian Rupee 15,000,000	United States Dollar 240,385	Standard Chartered Bank	—	(887)	(887)
2/18/15	Indian Rupee 30,000,000	United States Dollar 481,078	Standard Chartered Bank	—	(1,465)	(1,465)
2/18/15	United States Dollar 9,780,797	Euro 7,854,863	Goldman Sachs International	—	(903,626)	(903,626)
2/18/15	United States Dollar 11,918,829	Hungarian Forint 2,938,840,054	Barclays Bank PLC	—	(1,237,850)	(1,237,850)
2/18/15	United States Dollar 4,535,474	Indian Rupee 282,780,000	Citibank, N.A.	12,970	—	12,970
2/18/15	United States Dollar 1,756,719	Indian Rupee 109,520,000	Deutsche Bank AG	4,882	—	4,882
2/23/15	Indonesian Rupiah 15,920,760,000	United States Dollar 1,297,430	Goldman Sachs International	51,465	—	51,465
2/23/15	Indonesian Rupiah 19,666,296,000	United States Dollar 1,602,273	Standard Chartered Bank	63,181	—	63,181
2/23/15	Thai Baht 89,305,000	United States Dollar 2,682,637	Standard Chartered Bank	—	(43,044)	(43,044)
2/23/15	United States Dollar 1,708,742	Indian Rupee 109,387,000	Citibank, N.A.	48,499	—	48,499
2/23/15	United States Dollar 944,137	Indian Rupee 60,440,000	Goldman Sachs International	26,797	—	26,797
2/23/15	United States Dollar 1,362,819	Indonesian Rupiah 16,723,150,000	Goldman Sachs International	—	(54,059)	(54,059)
2/23/15	United States Dollar 1,536,900	Indonesian Rupiah 18,863,906,000	Standard Chartered Bank	—	(60,603)	(60,603)
2/23/15	United States Dollar 5,816,757	Thai Baht 193,000,000	Deutsche Bank AG	73,803	—	73,803

11

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/23/15	United States Dollar 3,176,580	Thai Baht 105,748,358	Standard Chartered Bank	$50,969	$—	$50,969
2/25/15	United States Dollar 1,844,519	Euro 1,485,025	Goldman Sachs International	—	(166,115)	(166,115)
2/27/15	United States Dollar 2,224,137	Malaysian Ringgit 8,000,000	Australia and New Zealand Banking Group Limited	—	(26,680)	(26,680)
2/27/15	United States Dollar 31,351,428	Malaysian Ringgit 110,194,000	Citibank, N.A.	—	(1,083,103)	(1,083,103)
2/27/15	United States Dollar 2,447,379	Malaysian Ringgit 8,802,000	Standard Chartered Bank	—	(29,627)	(29,627)
2/27/15	United States Dollar 323,102	Uruguayan Peso 8,000,000	Citibank, N.A.	2,648	—	2,648
3/2/15	Indian Rupee 15,000,000	United States Dollar 239,196	Nomura International PLC	—	(1,345)	(1,345)
3/2/15	Russian Ruble 55,819,603	United States Dollar 1,033,122	Bank of America, N.A.	235,756	—	235,756
3/2/15	Serbian Dinar 316,434,000	United States Dollar 2,882,438	Citibank, N.A.	494	—	494
3/2/15	Serbian Dinar 233,033,000	United States Dollar 2,119,252	Citibank, N.A.	—	(3,111)	(3,111)
3/2/15	Serbian Dinar 34,935,000	United States Dollar 318,314	Deutsche Bank AG	141	—	141
3/4/15	Euro 2,838,544	United States Dollar 3,482,329	BNP Paribas	273,952	—	273,952
3/9/15	South African Rand 10,252,322	United States Dollar 904,907	Deutsche Bank AG	29,234	—	29,234
3/9/15	United States Dollar 3,656,112	South African Rand 43,000,000	BNP Paribas	16,610	—	16,610
3/9/15	United States Dollar 9,795,325	South African Rand 110,978,095	Deutsche Bank AG	—	(316,451)	(316,451)
3/12/15	Euro 208,473	Hungarian Forint 66,506,493	Standard Chartered Bank	5,894	—	5,894
3/12/15	Hungarian Forint 839,700,000	Euro 2,729,037	BNP Paribas	35,105	—	35,105
3/12/15	Hungarian Forint 463,600,000	Euro 1,505,286	BNP Paribas	17,776	—	17,776
3/12/15	Hungarian Forint 38,222,000	Euro 123,812	BNP Paribas	1,134	—	1,134
3/12/15	Hungarian Forint 155,205,000	Euro 501,276	JPMorgan Chase Bank, N.A.	2,936	—	2,936
3/13/15	Euro 188,402	Serbian Dinar 23,880,000	Citibank, N.A.	4,020	—	4,020
3/13/15	Serbian Dinar 204,390,000	Euro 1,636,429	Citibank, N.A.	—	(7,412)	(7,412)
3/16/15	Euro 1,942,272	United States Dollar 2,427,086	Goldman Sachs International	231,530	—	231,530
3/16/15	Euro 126,090	United States Dollar 156,956	Goldman Sachs International	14,423	—	14,423
3/17/15	Hungarian Forint 316,000,000	Euro 1,024,411	Bank of America, N.A.	10,493	—	10,493
3/17/15	Hungarian Forint 314,980,000	Euro 1,002,983	BNP Paribas	—	(10,026)	(10,026)
3/20/15	United States Dollar 19,055,927	Polish Zloty 70,283,023	BNP Paribas	—	(113,147)	(113,147)

12

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/31/15	Euro 729,190	Romanian Leu 3,250,000	BNP Paribas	$2,886	$—	$2,886
3/31/15	United States Dollar 360,288	Uruguayan Peso 9,000,000	Citibank, N.A.	2,455	—	2,455
3/31/15	United States Dollar 1,023,121	Uruguayan Peso 24,780,000	Citibank, N.A.	—	(24,369)	(24,369)
3/31/15	Uruguayo Peso 51,780,000	United States Dollar 2,058,847	Citibank, N.A.	—	(28,134)	(28,134)
4/2/15	Brazilian Real 10,560,959	United States Dollar 4,005,370	Standard Chartered Bank	133,404	—	133,404
4/2/15	United States Dollar 35,362,714	Brazilian Real 93,240,869	Standard Chartered Bank	—	(1,177,797)	(1,177,797)
4/7/15	Philippine Peso 10,367,000	United States Dollar 229,070	BNP Paribas	—	(4,918)	(4,918)
4/7/15	Philippine Peso 28,573,000	United States Dollar 631,071	Citibank, N.A.	—	(13,835)	(13,835)
4/7/15	United States Dollar 2,499,916	South African Rand 29,739,000	BNP Paribas	28,631	—	28,631
4/7/15	United States Dollar 2,501,949	South African Rand 29,739,000	Deutsche Bank AG	26,598	—	26,598
4/8/15	Euro 2,056,817	United States Dollar 2,509,008	Goldman Sachs International	183,505	—	183,505
4/9/15	United States Dollar 1,007,176	Colombian Peso 2,471,356,926	BNP Paribas	—	(469)	(469)
4/9/15	United States Dollar 4,684,708	Colombian Peso 11,495,103,060	BNP Paribas	—	(2,181)	(2,181)
4/15/15	Euro 2,500,437	United States Dollar 3,044,307	Standard Chartered Bank	217,019	—	217,019
4/15/15	United States Dollar 77,320	Euro 64,933	Standard Chartered Bank	—	(3,899)	(3,899)
4/16/15	Euro 471,643	Polish Zloty 2,030,188	BNP Paribas	13,363	—	13,363
4/16/15	Euro 475,547	Polish Zloty 2,047,420	Morgan Stanley & Co. International PLC	13,589	—	13,589
4/20/15	Euro 1,926,069	Polish Zloty 8,313,877	BNP Paribas	60,399	—	60,399
4/20/15	Euro 500,154	Polish Zloty 2,158,915	BNP Paribas	15,684	—	15,684
4/20/15	Euro 4,349,760	Polish Zloty 18,774,000	Nomura International PLC	135,934	—	135,934
4/20/15	Euro 1,129,724	Polish Zloty 4,876,000	Nomura International PLC	35,305	—	35,305
4/20/15	Romanian Leu 45,095,025	United States Dollar 11,681,136	Bank of America, N.A.	206,314	—	206,314
4/28/15	Mexican Peso 4,290,345	United States Dollar 291,404	Morgan Stanley & Co. International PLC	6,663	—	6,663
4/28/15	United States Dollar 4,139,584	Chilean Peso 2,609,180,000	BNP Paribas	—	(53,789)	(53,789)
4/30/15	United States Dollar 434,439	Uruguayan Peso 11,000,000	Citibank, N.A.	4,549	—	4,549
5/13/15	Euro 1,644,000	United States Dollar 1,852,903	Australia and New Zealand Banking Group Limited	—	(6,588)	(6,588)
5/21/15	New Turkish Lira 4,740,000	United States Dollar 2,055,632	Goldman Sachs International	159,220	—	159,220

13

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
5/21/15	United States Dollar 2,362,898	New Turkish Lira 5,853,265	Deutsche Bank AG	$—	$(21,083)	$(21,083)
5/21/15	United States Dollar 9,104,461	New Turkish Lira 22,060,108	Standard Chartered Bank	—	(278,497)	(278,497)
6/11/15	United States Dollar 655,727	Zambian Kwacha 4,895,000	Standard Chartered Bank	43,877	—	43,877
6/11/15	Zambian Kwacha 3,683,000	United States Dollar 533,487	Standard Chartered Bank	7,105	—	7,105
6/12/15	United States Dollar 406,699	Zambian Kwacha 2,975,000	Citibank, N.A.	18,296	—	18,296
6/12/15	United States Dollar 269,642	Zambian Kwacha 1,921,200	Citibank, N.A.	4,812	—	4,812
6/12/15	United States Dollar 658,766	Zambian Kwacha 4,633,100	Citibank, N.A.	3,097	—	3,097
6/17/15	United States Dollar 651,013	Zambian Kwacha 4,795,000	Standard Chartered Bank	32,380	—	32,380
6/18/15	United States Dollar 892,979	Zambian Kwacha 6,533,900	Standard Chartered Bank	37,812	—	37,812
6/18/15	United States Dollar 380,733	Zambian Kwacha 2,776,000	Standard Chartered Bank	14,724	—	14,724
6/23/15	Hungarian Forint 147,221,000	Euro 465,168	BNP Paribas	—	(6,823)	(6,823)
6/23/15	Hungarian Forint 295,288,000	Euro 930,334	BNP Paribas	—	(16,713)	(16,713)
6/23/15	Hungarian Forint 246,706,000	Euro 768,602	JPMorgan Chase Bank, N.A.	—	(23,774)	(23,774)
6/23/15	Hungarian Forint 220,419,000	Euro 692,706	Nomura International PLC	—	(14,451)	(14,451)
6/23/15	Hungarian Forint 177,659,000	Euro 558,199	Standard Chartered Bank	—	(11,790)	(11,790)
6/23/15	United States Dollar 202,557	Uruguayan Peso 5,070,000	Citibank, N.A.	—	(3,708)	(3,708)
6/25/15	United States Dollar 1,267,342	Zambian Kwacha 9,010,800	Barclays Bank PLC	12,122	—	12,122
7/9/15	Hungarian Forint 121,097,000	Euro 375,569	Credit Suisse International	—	(13,335)	(13,335)
7/16/15	Hungarian Forint 734,551,000	Euro 2,276,830	BNP Paribas	—	(81,669)	(81,669)
7/16/15	Hungarian Forint 232,420,000	Euro 723,847	Deutsche Bank AG	—	(21,955)	(21,955)
7/16/15	Hungarian Forint 523,785,000	Euro 1,626,308	JPMorgan Chase Bank, N.A.	—	(55,097)	(55,097)
7/16/15	Hungarian Forint 423,695,000	Euro 1,315,660	Morgan Stanley & Co. International PLC	—	(44,430)	(44,430)
7/24/15	United States Dollar 9,375,613	Azerbaijani Manat 7,643,000	Standard Bank PLC	240,642	—	240,642
9/28/15	United States Dollar 124,155	Azerbaijani Manat 101,000	Standard Bank PLC	2,064	—	2,064
10/8/15	United States Dollar 492,750	Azerbaijani Manat 401,000	Standard Bank PLC	7,562	—	7,562
10/13/15	Euro 351,902	Serbian Dinar 46,064,000	Citibank, N.A.	2,839	—	2,839
10/13/15	Euro 43,111	Serbian Dinar 5,626,000	Deutsche Bank AG	197	—	197

				$8,198,377	$(10,885,699)	$(2,687,322)

14

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation
3/25/15	COP	8,824,000	Republic of Colombia, 6.00%, 4/28/28	Deutsche Bank AG	$3,247,991	$63,569
3/25/15	COP	8,897,000	Republic of Colombia, 6.00%, 4/28/28	Deutsche Bank AG	3,328,390	11,091
3/25/15	COP	90,000	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	45,474	293
3/25/15	COP	6,093,700	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	3,048,174	49,745

						$124,698

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

COP	-	Colombian Peso

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
3/15	258 Euro-Bobl	Short	$(37,763,166)	$(38,159,660)	$(396,494)
3/15	41 Euro-Bund	Short	(7,091,484)	(7,384,537)	(293,053)
3/15	10 IMM 10-Year Interest Rate Swap	Long	944,408	891,963	(52,445)
3/15	252 U.S. 2-Year Deliverable Interest Rate Swap	Short	(25,285,467)	(25,434,282)	(148,815)
3/15	62 U.S. 5-Year Deliverable Interest Rate Swap	Short	(6,288,274)	(6,454,782)	(166,508)
3/15	80 U.S. 10-Year Deliverable Interest Rate Swap	Short	(8,476,809)	(8,866,250)	(389,441)
3/15	2 U.S. 30-Year Deliverable Interest Rate Swap	Short	(245,226)	(260,250)	(15,024)

					$(1,461,780)

•	Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

•	Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME	MXN	67,771	Pays	Mexico Interbank TIIE 28 Day	6.08%	6/27/24	$242,008
CME	MXN	28,429	Pays	Mexico Interbank TIIE 28 Day	6.29	12/5/24	134,057
LCH.Clearnet	HUF	319,000	Receives	6-month HUF BUBOR	4.57	11/14/18	(116,458)
LCH.Clearnet	HUF	409,000	Receives	6-month HUF BUBOR	4.43	11/15/18	(141,929)
LCH.Clearnet	HUF	3,834,900	Pays	6-month HUF BUBOR	2.66	10/29/19	422,134
LCH.Clearnet	HUF	2,762,970	Pays	6-month HUF BUBOR	3.00	10/29/21	502,275
LCH.Clearnet	PLN	1,670	Pays	6-month PLN WIBOR	4.40	8/20/17	35,803
LCH.Clearnet	PLN	16,000	Pays	6-month PLN WIBOR	3.44	5/9/19	430,499
LCH.Clearnet	PLN	21,430	Pays	6-month PLN WIBOR	3.25	6/5/19	527,460
LCH.Clearnet	PLN	4,400	Pays	6-month PLN WIBOR	2.19	10/28/21	41,140
LCH.Clearnet	PLN	11,400	Pays	6-month PLN WIBOR	2.44	10/28/24	184,181

							$2,261,170

HUF	-	Hungarian Forint

MXN	-	Mexican Peso

PLN	-	Polish Zloty

15

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/2/23	$850,558
Bank of America, N.A.	COP	2,909,349	Pays	Colombia IBR Overnight Interbank Rate	4.48	11/10/16	5,155
Bank of America, N.A.	COP	1,418,805	Pays	Colombia IBR Overnight Interbank Rate	4.41	11/14/16	1,809
Bank of America, N.A.	COP	1,418,805	Pays	Colombia IBR Overnight Interbank Rate	4.45	11/15/16	2,293
Bank of America, N.A.	COP	3,818,465	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	4,095
Bank of America, N.A.	COP	3,054,770	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/24/16	3,433
Bank of America, N.A.	COP	2,974,000	Pays	Colombia IBR Overnight Interbank Rate	4.28	12/5/16	1,741
Bank of America, N.A.	COP	1,419,000	Pays	Colombia IBR Overnight Interbank Rate	4.24	12/9/16	472
Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day	6.46	9/24/20	133,476
Bank of America, N.A.	PLN	1,553	Pays	6-month PLN WIBOR	4.34	7/30/17	38,649
Bank of America, N.A.	PLN	1,553	Receives	6-month PLN WIBOR	3.35	7/30/17	(26,306)
Bank of America, N.A.	PLN	1,820	Pays	6-month PLN WIBOR	4.31	8/10/17	37,601
Bank of America, N.A.	PLN	2,950	Pays	6-month PLN WIBOR	4.35	8/23/17	62,127
Bank of America, N.A.	PLN	2,970	Pays	6-month PLN WIBOR	4.30	9/18/17	62,169
Bank of America, N.A.	PLN	4,840	Pays	6-month PLN WIBOR	3.83	11/14/17	86,506
Bank of America, N.A.	PLN	4,840	Receives	6-month PLN WIBOR	3.61	11/14/17	(77,988)
Bank of America, N.A.	PLN	5,470	Receives	6-month PLN WIBOR	3.52	11/16/17	(84,318)
Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	182,903
Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	629,054
Barclays Bank PLC	BRL	90,832	Pays	Brazil CETIP Interbank Deposit Rate	12.09	1/2/17	(130,904)
Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate	11.72	1/4/21	40,099
Barclays Bank PLC	BRL	20,157	Receives	Brazil CETIP Interbank Deposit Rate	11.81	1/2/23	(195,781)
Barclays Bank PLC	MYR	18,000	Pays	3-month MYR KLIBOR	3.70	10/19/15	(3,679)
Barclays Bank PLC	MYR	21,700	Pays	3-month MYR KLIBOR	3.96	7/26/16	20,668
Barclays Bank PLC	MYR	9,556	Pays	3-month MYR KLIBOR	3.90	11/26/19	16,096
Barclays Bank PLC	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	46,864
Barclays Bank PLC	MYR	21,070	Pays	3-month MYR KLIBOR	4.14	11/26/24	90,718
Barclays Bank PLC	PLN	3,893	Pays	6-month PLN WIBOR	4.32	8/2/17	80,418
Barclays Bank PLC	PLN	2,200	Pays	6-month PLN WIBOR	4.35	8/27/17	46,388
Barclays Bank PLC	PLN	5,470	Pays	6-month PLN WIBOR	3.81	11/16/17	96,977
Barclays Bank PLC	PLN	9,170	Pays	6-month PLN WIBOR	3.82	11/19/17	163,524
Barclays Bank PLC	PLN	9,170	Receives	6-month PLN WIBOR	3.53	11/19/17	(141,898)
Barclays Bank PLC	PLN	5,240	Pays	6-month PLN WIBOR	3.80	11/20/17	92,384
Barclays Bank PLC	PLN	2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	140,399
Barclays Bank PLC	THB	143,000	Pays	6-month THBFIX	3.34	2/16/15	30,893
Barclays Bank PLC	THB	47,850	Pays	6-month THBFIX	3.21	10/5/20	79,902
BNP Paribas	PLN	3,946	Pays	6-month PLN WIBOR	4.25	8/7/17	79,644
BNP Paribas	PLN	3,946	Receives	6-month PLN WIBOR	3.60	8/7/17	(58,852)
BNP Paribas	PLN	800	Pays	6-month PLN WIBOR	3.85	11/13/17	14,445
BNP Paribas	PLN	800	Receives	6-month PLN WIBOR	3.38	11/13/17	(11,498)
BNP Paribas	ZAR	142,000	Pays	3-month ZAR JIBAR	5.88	12/4/17	(122,819)
Citibank, N.A.	BRL	27,651	Pays	Brazil CETIP Interbank Deposit Rate	10.38	1/4/16	(207,215)
Citibank, N.A.	COP	2,095,430	Pays	Colombia IBR Overnight Interbank Rate	4.28	11/28/16	980

16

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Citibank, N.A.	COP	2,095,430	Pays	Colombia IBR Overnight Interbank Rate	4.29%	12/1/16	$1,258
Citibank, N.A.	COP	1,966,000	Pays	Colombia IBR Overnight Interbank Rate	4.27	12/5/16	992
Citibank, N.A.	COP	2,505,930	Pays	Colombia IBR Overnight Interbank Rate	4.25	12/5/16	855
Citibank, N.A.	COP	4,979,980	Pays	Colombia IBR Overnight Interbank Rate	4.25	12/5/16	1,704
Citibank, N.A.	PLN	2,983	Pays	6-month PLN WIBOR	4.33	7/30/17	74,176
Citibank, N.A.	PLN	2,427	Pays	6-month PLN WIBOR	4.31	8/2/17	50,037
Citibank, N.A.	PLN	1,780	Pays	6-month PLN WIBOR	4.30	8/10/17	36,631
Citibank, N.A.	PLN	1,320	Pays	6-month PLN WIBOR	4.40	8/20/17	28,295
Citibank, N.A.	PLN	1,700	Pays	6-month PLN WIBOR	3.81	11/13/17	30,157
Citibank, N.A.	PLN	1,340	Pays	6-month PLN WIBOR	3.82	11/14/17	23,844
Citibank, N.A.	PLN	3,980	Pays	6-month PLN WIBOR	3.82	11/19/17	70,690
Citibank, N.A.	PLN	3,980	Receives	6-month PLN WIBOR	3.60	11/19/17	(63,856)
Credit Suisse International	MXN	42,000	Pays	Mexico Interbank TIIE 28 Day	6.24	7/31/15	44,117
Credit Suisse International	MYR	25,230	Pays	3-month MYR KLIBOR	3.43	4/4/18	(65,390)
Deutsche Bank AG	BRL	6,948	Pays	Brazil CETIP Interbank Deposit Rate	12.03	1/2/17	(11,647)
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	120,219
Deutsche Bank AG	MXN	85,500	Pays	Mexico Interbank TIIE 28 Day	6.38	6/17/16	212,692
Deutsche Bank AG	MYR	31,996	Pays	3-month MYR KLIBOR	3.80	11/18/16	12,762
Deutsche Bank AG	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	92,366
Deutsche Bank AG	PLN	3,100	Pays	6-month PLN WIBOR	5.11	4/23/17	98,008
Deutsche Bank AG	PLN	1,764	Pays	6-month PLN WIBOR	4.34	7/30/17	43,971
Deutsche Bank AG	PLN	5,339	Pays	6-month PLN WIBOR	4.36	8/1/17	112,310
Deutsche Bank AG	PLN	2,880	Pays	6-month PLN WIBOR	4.28	8/6/17	58,669
Deutsche Bank AG	PLN	2,174	Pays	6-month PLN WIBOR	4.24	8/7/17	43,791
Deutsche Bank AG	PLN	1,550	Pays	6-month PLN WIBOR	4.33	8/17/17	32,207
Deutsche Bank AG	PLN	1,040	Pays	6-month PLN WIBOR	3.79	11/16/17	18,274
Deutsche Bank AG	PLN	1,040	Receives	6-month PLN WIBOR	3.60	11/16/17	(16,706)
Goldman Sachs International	BRL	32,419	Pays	Brazil CETIP Interbank Deposit Rate	13.16	1/2/17	183,779
Goldman Sachs International	BRL	69,629	Pays	Brazil CETIP Interbank Deposit Rate	12.14	1/2/17	(53,923)
Goldman Sachs International	MYR	10,122	Pays	3-month MYR KLIBOR	4.04	11/18/21	33,195
Goldman Sachs International	PLN	1,061	Pays	6-month PLN WIBOR	4.35	8/1/17	22,216
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	810,080
HSBC Bank USA, N.A.	COP	2,156,856	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	2,313
HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day	7.28	12/23/20	351,655
HSBC Bank USA, N.A.	PLN	11,250	Pays	6-month PLN WIBOR	3.44	5/9/19	303,163
JPMorgan Chase Bank, N.A.	BRL	11,100	Pays	Brazil CETIP Interbank Deposit Rate	9.19	1/2/17	(274,814)
JPMorgan Chase Bank, N.A.	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	35,131
JPMorgan Chase Bank, N.A.	PLN	1,210	Pays	6-month PLN WIBOR	4.33	8/17/17	25,142
JPMorgan Chase Bank, N.A.	PLN	16,200	Pays	6-month PLN WIBOR	4.93	10/13/17	429,754

17

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	PLN	9,900	Pays	6-month PLN WIBOR	4.91%	10/11/18	$345,257
JPMorgan Chase Bank, N.A.	ZAR	36,500	Pays	3-month ZAR JIBAR	9.05	10/12/15	69,302
Morgan Stanley & Co. International PLC	COP	1,943,514	Pays	Colombia IBR Overnight Interbank Rate	4.49	11/10/16	3,522
Morgan Stanley & Co. International PLC	COP	1,951,814	Pays	Colombia IBR Overnight Interbank Rate	4.46	11/15/16	3,313
Morgan Stanley & Co. International PLC	COP	5,294,120	Pays	Colombia IBR Overnight Interbank Rate	4.23	12/5/16	961
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day	7.95	12/3/31	428,451
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	115,698
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	244,223
Nomura International PLC	MYR	7,320	Pays	3-month MYR KLIBOR	3.91	10/24/19	11,890
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR	4.19	10/24/24	21,544
Standard Bank PLC	ZAR	62,500	Pays	3-month ZAR JIBAR	7.98	5/20/19	379,459
Standard Bank PLC	ZAR	22,000	Pays	3-month ZAR JIBAR	7.93	6/2/21	132,225
The Bank of Nova Scotia	MXN	90,100	Pays	Mexico Interbank TIIE 28 Day	5.25	12/4/17	165,436

							$6,920,580

BRL	-	Brazilian Real

COP	-	Colombian Peso

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PLN	-	Polish Zloty

THB	-	Thai Baht

ZAR	-	South African Rand

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Romania	BNP Paribas	$280	1.00	%(1)	9/20/18	0.86%	$1,732	$7,561	$9,293
Romania	Goldman Sachs International	310	1.00	(1)	9/20/18	0.86	1,917	8,358	10,275
Russia	Deutsche Bank AG	4,800	1.00	(1)	3/20/19	6.31	(877,666)	232,054	(645,612)
South Africa	Bank of America, N.A.	775	1.00	(1)	12/20/15	0.79	2,357	1,103	3,460
South Africa	Bank of America, N.A.	525	1.00	(1)	12/20/15	0.79	1,597	783	2,380
South Africa	Bank of America, N.A.	2,600	1.00	(1)	9/20/17	1.40	(24,398)	44,910	20,512
South Africa	Bank of America, N.A.	920	1.00	(1)	9/20/17	1.40	(8,633)	8,286	(347)
South Africa	Bank of America, N.A.	680	1.00	(1)	9/20/17	1.40	(6,381)	5,459	(922)
South Africa	Bank of America, N.A.	3,040	1.00	(1)	9/20/17	1.40	(28,528)	20,616	(7,912)
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/15	0.79	2,281	1,242	3,523
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	0.79	1,718	944	2,662
South Africa	Barclays Bank PLC	450	1.00	(1)	9/20/17	1.40	(4,223)	6,029	1,806
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/17	1.40	(4,044)	5,385	1,341
South Africa	BNP Paribas	750	1.00	(1)	9/20/17	1.40	(7,038)	10,414	3,376

18

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	BNP Paribas	$1,140	1.00	%(1)	9/20/17	1.40%	$(10,698)	$13,392	$2,694
South Africa	Credit Suisse International	840	1.00	(1)	12/20/15	0.79	2,556	3,122	5,678
South Africa	Credit Suisse International	790	1.00	(1)	12/20/15	0.79	2,403	1,438	3,841
South Africa	Credit Suisse International	775	1.00	(1)	12/20/15	0.79	2,358	1,296	3,654
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	1.40	(12,200)	24,330	12,130
South Africa	Deutsche Bank AG	500	1.00	(1)	9/20/15	0.72	1,454	1,510	2,964
South Africa	Deutsche Bank AG	610	1.00	(1)	12/20/15	0.79	1,855	1,019	2,874
South Africa	Deutsche Bank AG	2,000	1.00	(1)	9/20/17	1.40	(18,768)	34,546	15,778
South Africa	Deutsche Bank AG	810	1.00	(1)	9/20/17	1.40	(7,601)	15,541	7,940
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/15	0.79	2,494	1,493	3,987
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/15	0.79	2,479	1,429	3,908
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	1.40	(4,786)	9,296	4,510
South Africa	JPMorgan Chase Bank, N.A.	1,500	1.00	(1)	9/20/15	0.72	4,365	2,758	7,123
South Africa	Nomura International PLC	400	1.00	(1)	9/20/17	1.40	(3,754)	4,116	362
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/17	1.40	(46,920)	40,235	(6,685)
Turkey	Bank of America, N.A.	6,387	1.00	(1)	12/20/17	1.32	(50,620)	87,468	36,848
Turkey	Barclays Bank PLC	7,630	1.00	(1)	9/20/19	1.78	(254,309)	292,832	38,523

Total		$48,703					$(1,339,001)	$888,965	$(450,036)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Lebanon	Credit Suisse International	$100	1.00	%(1)	3/20/15	$(47)	$(183)	$(230)
Lebanon	Credit Suisse International	300	1.00	(1)	3/20/15	(141)	(545)	(686)
Lebanon	Credit Suisse International	350	1.00	(1)	12/20/15	1,837	(5,250)	(3,413)
Lebanon	Credit Suisse International	840	1.00	(1)	12/20/15	4,410	(13,237)	(8,827)
Lebanon	Credit Suisse International	1,000	1.00	(1)	12/20/15	5,250	(15,034)	(9,784)
Lebanon	Deutsche Bank AG	100	1.00	(1)	3/20/15	(47)	(169)	(216)
Lebanon	Deutsche Bank AG	865	1.00	(1)	12/20/15	4,541	(13,559)	(9,018)
Lebanon	Deutsche Bank AG	1,140	1.00	(1)	12/20/15	5,985	(17,797)	(11,812)
Lebanon	Goldman Sachs International	2,471	1.00	(1)	6/20/18	178,937	(225,459)	(46,522)
Lebanon	Goldman Sachs International	215	5.00	(1)	12/20/18	(12,942)	9,427	(3,515)
Lebanon	Goldman Sachs International	199	5.00	(1)	12/20/18	(11,978)	8,070	(3,908)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	70,365	(102,703)	(32,338)
Russia	Deutsche Bank AG	1,962	1.00	(1)	6/20/18	304,505	(23,809)	280,696
Russia	Deutsche Bank AG	1,580	1.00	(1)	6/20/18	245,218	(18,940)	226,278
Russia	JPMorgan Chase Bank, N.A.	1,163	1.00	(1)	6/20/18	180,499	(13,780)	166,719
Russia	JPMorgan Chase Bank, N.A.	870	1.00	(1)	6/20/18	135,025	(10,581)	124,444
Russia	JPMorgan Chase Bank, N.A.	500	1.00	(1)	6/20/18	77,601	(5,487)	72,114

19

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Bank of America, N.A.	$300	1.00	%(1)	12/20/19	$14,041	$(6,796)	$7,245
South Africa	Bank of America, N.A.	775	1.00	(1)	12/20/20	51,228	(17,568)	33,660
South Africa	Bank of America, N.A.	525	1.00	(1)	12/20/20	34,703	(13,054)	21,649
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	14,041	(7,855)	6,186
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	5,183	(2,051)	3,132
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	49,576	(17,953)	31,623
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	37,347	(12,760)	24,587
South Africa	Citibank, N.A.	150	1.00	(1)	12/20/19	7,021	(4,466)	2,555
South Africa	Citibank, N.A.	100	1.00	(1)	3/20/20	5,182	(3,200)	1,982
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	5,183	(2,249)	2,934
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	5,183	(2,736)	2,447
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	51,229	(18,679)	32,550
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	52,219	(20,008)	32,211
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	55,525	(26,148)	29,377
South Africa	Deutsche Bank AG	500	1.00	(1)	9/20/20	30,728	(16,021)	14,707
South Africa	Deutsche Bank AG	610	1.00	(1)	12/20/20	40,321	(14,357)	25,964
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	53,873	(19,570)	34,303
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	54,203	(20,009)	34,194
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	4,680	(3,104)	1,576
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	4,681	(3,726)	955
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	5,182	(2,209)	2,973
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	5,182	(2,288)	2,894
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	5,182	(3,162)	2,020
Spain	Barclays Bank PLC	167	1.00	(1)	9/20/20	(1,560)	(9,183)	(10,743)
Spain	Barclays Bank PLC	300	1.00	(1)	12/20/20	(2,416)	(18,035)	(20,451)
Spain	Barclays Bank PLC	700	1.00	(1)	12/20/20	(5,637)	(41,929)	(47,566)
Spain	Barclays Bank PLC	690	1.00	(1)	12/20/20	(5,557)	(42,108)	(47,665)
Spain	Citibank, N.A.	300	1.00	(1)	3/20/20	(3,597)	(4,221)	(7,818)
Spain	Citibank, N.A.	300	1.00	(1)	3/20/20	(3,597)	(8,692)	(12,289)
Spain	Deutsche Bank AG	300	1.00	(1)	3/20/20	(3,597)	(3,986)	(7,583)
Spain	Deutsche Bank AG	300	1.00	(1)	3/20/20	(3,597)	(8,692)	(12,289)
Spain	Deutsche Bank AG	550	1.00	(1)	6/20/20	(5,862)	(20,974)	(26,836)
Spain	Deutsche Bank AG	670	1.00	(1)	12/20/20	(5,396)	(40,887)	(46,283)
Spain	Deutsche Bank AG	3,265	1.00	(1)	12/20/20	(26,296)	(170,875)	(197,171)
Spain	Goldman Sachs International	193	1.00	(1)	9/20/20	(1,803)	(10,839)	(12,642)

						$1,711,796	$(1,069,426)	$642,370

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $48,703,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

20

Cross-Currency Swaps

Counterparty	Notional Amount on Floating Rate (Currency Received) (000’s omitted)*	Notional Amount on Fixed Rate (Currency Delivered) (000’s omitted)*		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Deutsche Bank AG	$9,981	TRY	21,450	3-month USD- LIBOR-BBA	10.54%	4/3/19	$538,543

							$538,543

TRY	-	New Turkish Lira

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At January 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps	$1,837,432	$(1,464,637)

Total		$1,837,432	$(1,464,637)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$8,198,377	$(10,885,699)

Total		$8,198,377	$(10,885,699)

Interest Rate	Cross-Currency Swaps	$538,543	$—
Interest Rate	Financial Futures Contracts*	—	(1,461,780)
Interest Rate	Interest Rate Swaps	8,468,174	(1,547,594)
Interest Rate	Interest Rate Swaps (centrally cleared)	2,519,557	(258,387)
Interest Rate	Non-deliverable Bond Forward Contracts	124,698	—

Total		$11,650,972	$(3,267,761)

*	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of January 31, 2015 were as follows:

Counterparty	Trade Date	Maturity Date (1)	Interest Rate Paid (Received)	Principal Amount*	Value including Accrued Interest
Barclays Bank PLC	11/20/14	On Demand	(2.50)%	2,196,400	$2,196,400
Barclays Bank PLC	12/11/14	On Demand	(0.33)	431,090	431,090

21

Counterparty	Trade Date	Maturity Date (1)	Interest Rate Paid (Received)	Principal Amount*		Value including Accrued Interest
JPMorgan Chase Bank, N.A.	1/8/15	On Demand	(1.75)%		640,951	$640,951
JPMorgan Chase Bank, N.A.	1/8/15	On Demand	(3.00)		1,308,641	1,308,641
JPMorgan Chase Bank, N.A.	1/29/15	On Demand	(0.75)		161,481	161,481
JPMorgan Chase Bank, N.A.	1/30/15	On Demand	0.50	RON	44,877,600	11,432,036
JPMorgan Chase Bank, N.A.	1/30/15	On Demand	5.80	ZAR	41,040,000	3,524,259

RON	-	Romanian Leu

ZAR	-	South African Rand

*	In U.S. dollars unless otherwise indicated.

(1)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2015. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$402,940,531

Gross unrealized appreciation	$4,471,272
Gross unrealized depreciation	(57,231,635)

Net unrealized depreciation	$(52,760,363)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$269,787,944	$—	$269,787,944
Foreign Corporate Bonds	—	21,418,575	—	21,418,575
Sovereign Loans (Less Unfunded Loan Commitments)	—	—	1,688,374	1,688,374
Short-Term Investments -
Foreign Government Securities	—	24,774,402	—	24,774,402
U.S. Treasury Obligations	—	6,599,962	—	6,599,962
Repurchase Agreements	—	16,682,417	—	16,682,417
Other	—	9,101,452	—	9,101,452
Total Investments	$—	$348,364,752	$1,688,374	$350,053,126
Forward Foreign Currency Exchange Contracts	$—	$8,198,377	$—	$8,198,377
Non-deliverable Bond Forward Contracts	—	124,698	—	124,698
Swap Contracts	—	13,363,706	—	13,363,706
Total	$—	$370,051,533	$1,688,374	$371,739,907

22

Liability Description	Level 1	Level 2	Level 3	Total
Securities Sold Short	$—	$(1,719,280)	$—	$(1,719,280)
Forward Foreign Currency Exchange Contracts	—	(10,885,699)	—	(10,885,699)
Futures Contracts	(1,461,780)	—	—	(1,461,780)
Swap Contracts	—	(3,270,618)	—	(3,270,618)
Total	$(1,461,780)	$(15,875,597)	$—	$(17,337,377)

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2015 is not presented. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Derivatives. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates.

Forward Foreign Currency Exchange Contracts and Non-deliverable Bond Forward Contracts. The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

23

Eaton Vance

Floating-Rate Fund

January 31, 2015 (Unaudited)

Eaton Vance Floating-Rate Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Eaton Vance Floating Rate Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2015, the value of the Fund’s investment in the Portfolio was $10,436,305,356 and the Fund owned 87.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance

Floating Rate Portfolio

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 90.3%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 1.8%
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	9,081	$9,073,422
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	3,363	3,375,770
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)	5,347	5,346,553
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)	7,361	5,888,792
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	65,293	61,184,607
Standard Aero Limited
Term Loan, 5.00%, Maturing November 2, 2018	4,117	4,113,222
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	86,354	85,280,985
Term Loan, 3.75%, Maturing June 4, 2021	34,726	34,291,431

		$208,554,782

Automotive — 2.9%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020	16,076	$15,935,338
Allison Transmission, Inc.
Term Loan, 3.75%, Maturing August 23, 2019	28,195	28,103,676
Chrysler Group, LLC
Term Loan, 3.25%, Maturing December 31, 2018	26,099	25,985,166
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021	15,418	15,259,483
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	18,361	18,166,162
Dynacast International, LLC
Term Loan, Maturing January 12, 2022(2)	8,200	8,118,000
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	72,895	72,381,102
Ford Motor Company
Revolving Loan, 0.25%, Maturing April 30, 2017(4)	1,213	1,151,961
Revolving Loan, 0.25%, Maturing April 30, 2019(4)	3,639	3,394,743
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	76,025	76,120,031
INA Beteiligungsgesellschaft GmbH
Term Loan, 4.25%, Maturing May 15, 2020	4,875	4,899,375
MPG Holdco I, Inc.
Term Loan, 4.25%, Maturing October 20, 2021	38,264	38,261,039
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020	5,156	5,136,711
TI Group Automotive Systems, LLC
Term Loan, 4.25%, Maturing July 2, 2021	11,850	11,815,191
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	21,532	21,249,458

		$345,977,436

1

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		12,393	$11,959,366
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021		3,000	2,865,000

			$14,824,366

Brokerage/Securities Dealers/Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019		5,993	$5,978,316

			$5,978,316

Building and Development — 1.3%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		22,095	$21,487,450
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		15,954	15,834,655
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021		25,711	25,182,570
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021		13,875	13,484,349
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020		15,278	15,113,427
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021		1,547	1,543,500
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		19,341	19,099,381
Realogy Corporation
Term Loan, 4.42%, Maturing October 10, 2016		277	271,931
Term Loan, 3.75%, Maturing March 5, 2020		22,000	21,708,015
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019		8,324	8,337,923
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		6,608	6,620,665

			$148,683,866

Business Equipment and Services — 8.4%
Acosta Holdco, Inc.
Term Loan, 5.00%, Maturing September 26, 2021		53,291	$53,487,443
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		30,441	23,591,422
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021		6,516	6,491,279
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		17,935	16,679,768
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		17,544	16,534,770
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		17,413	17,162,123
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020		13,884	13,675,855
ClientLogic Corporation
Term Loan, 7.25%, Maturing January 30, 2017	EUR	2,912	3,224,401
Term Loan, 7.50%, Maturing January 30, 2017		9,682	9,512,908
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019		18,039	17,914,221
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		7,412	7,412,164
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		38,708	37,837,500

2

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Education Management, LLC
Revolving Loan, 0.00%, Maturing July 2, 2020(4)		9,764	$9,111,383
Term Loan, 5.50%, Maturing July 2, 2020		5,464	5,290,102
Term Loan, 8.50%, Maturing July 2, 2020		9,106	8,321,447
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		59,111	59,110,716
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		28,715	28,301,782
Expert Global Solutions, Inc.
Term Loan, 8.52%, Maturing April 3, 2018		10,968	10,931,839
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020		13,756	13,725,342
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,037	1,989,620
Term Loan, 4.00%, Maturing November 6, 2020		7,962	7,777,604
Term Loan, 4.76%, Maturing November 6, 2020	CAD	11,455	8,789,348
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		23,600	23,481,862
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		37,873	37,241,992
Term Loan, 3.75%, Maturing March 17, 2021	EUR	18	19,874
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		17,904	17,881,729
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	20,562	23,314,936
Term Loan - Second Lien, 7.25%, Maturing June 10, 2022		15,500	14,996,250
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		23,255	22,984,117
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		59,892	59,816,861
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		30,494	31,218,032
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		9,521	9,441,703
MCS AMS Sub-Holdings, LLC
Term Loan, 7.00%, Maturing October 15, 2019		15,378	13,609,641
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		21,660	21,596,758
National CineMedia, LLC
Term Loan, 2.93%, Maturing November 26, 2019		5,658	5,431,448
Nuance Communications, Inc.
Term Loan, 2.93%, Maturing August 7, 2019		6,895	6,734,119
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		9,018	9,035,191
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		32,688	32,360,856
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019		29,866	28,745,664
Term Loan - Second Lien, 10.50%, Maturing April 29, 2021		1,500	1,466,250
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		1,914	1,876,085
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		39,975	39,429,156
SunGard Data Systems, Inc.
Term Loan, 4.00%, Maturing March 8, 2020		86,355	85,847,244
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		16,143	16,153,488
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021		72,869	71,969,487

3

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 6.00%, Maturing September 2, 2021		19,000	$19,052,250
U.S. Security Holdings, Inc.
Term Loan, 6.25%, Maturing July 28, 2017		1,484	1,472,516
Term Loan, 6.25%, Maturing July 28, 2017		7,627	7,569,753
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019		5,797	5,731,537
Term Loan, 5.03%, Maturing February 21, 2019	CAD	4,913	3,875,644
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		14,698	14,543,962

			$1,003,771,442

Cable and Satellite Television — 1.9%
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		64	$63,630
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		3,550	3,518,904
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021		3,499	3,455,239
Mediacom Illinois, LLC
Term Loan, 3.14%, Maturing October 23, 2017		5,064	5,005,227
Term Loan, 3.75%, Maturing June 30, 2021		8,429	8,344,586
Numericable U.S., LLC
Term Loan, 4.50%, Maturing May 21, 2020		5,439	5,415,776
Term Loan, 4.50%, Maturing May 21, 2020		6,286	6,260,026
Sterling Entertainment Enterprises, LLC
Term Loan, 3.18%, Maturing December 28, 2017		11,112	10,648,630
UPC Financing Partnership
Term Loan, 3.25%, Maturing June 30, 2021		11,354	11,129,437
Virgin Media Bristol, LLC
Term Loan, 3.50%, Maturing June 7, 2020		88,525	87,342,395
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	8,575	12,846,485
Ziggo B.V.
Term Loan, 3.50%, Maturing January 15, 2022		11,009	10,746,910
Term Loan, 3.50%, Maturing January 15, 2022		17,084	16,676,901
Term Loan, 3.50%, Maturing January 15, 2022		18,106	17,674,828
Term Loan, 3.75%, Maturing January 15, 2022	EUR	3,612	4,056,131
Term Loan, 3.75%, Maturing January 15, 2022	EUR	5,714	6,416,756
Term Loan, 3.75%, Maturing January 15, 2022	EUR	10,149	11,396,314

			$220,998,175

Chemicals and Plastics — 4.7%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		8,671	$8,616,914
Term Loan, 4.75%, Maturing October 4, 2019	EUR	6,376	7,160,384
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		4,499	4,470,910
Aruba Investments, Inc.
Term Loan, Maturing January 28, 2022(2)		3,950	3,964,813
Arysta LifeScience SPC, LLC
Term Loan, 4.50%, Maturing May 29, 2020		47,009	46,930,678
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		60,853	59,687,834
Term Loan, 4.00%, Maturing February 1, 2020	EUR	948	1,076,710
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021		11,678	11,460,578

4

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		6,400	$6,368,000
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		8,529	8,393,591
Flint Group GmbH
Term Loan, 4.75%, Maturing September 7, 2021		2,848	2,813,987
Flint Group US, LLC
Term Loan, 4.75%, Maturing September 7, 2021		17,227	17,022,314
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		7,438	7,307,502
Huntsman International, LLC
Term Loan, 3.75%, Maturing August 12, 2021		30,000	29,821,890
Ineos Finance PLC
Term Loan, 4.00%, Maturing May 4, 2018	EUR	16,371	18,480,266
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		60,895	59,385,600
Kronos Worldwide, Inc.
Term Loan, 4.75%, Maturing February 18, 2020		8,213	8,233,470
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 7, 2020		31,008	30,969,281
Term Loan, Maturing June 7, 2020(2)		8,150	8,160,187
Minerals Technologies, Inc.
Term Loan, 4.00%, Maturing May 7, 2021		33,093	32,892,694
Omnova Solutions, Inc.
Term Loan, 4.25%, Maturing May 31, 2018		9,782	9,702,887
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		8,978	8,966,278
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		7,616	7,273,102
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		4,000	3,760,000
OXEA Finance S.a.r.l.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	4,938	5,372,139
Polarpak, Inc.
Term Loan, 5.53%, Maturing June 8, 2020	CAD	9,084	7,068,455
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		19,032	18,765,713
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		5,187	5,044,358
Sonneborn Refined Products B.V.
Term Loan, 5.50%, Maturing December 10, 2020		1,043	1,045,106
Sonneborn, LLC
Term Loan, 5.50%, Maturing December 10, 2020		5,908	5,922,269
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		19,700	19,453,750
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020		34,799	34,464,963
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		66,182	64,081,075

			$564,137,698

Conglomerates — 0.3%
Bestway UK Holdco Limited
Term Loan, 5.25%, Maturing October 6, 2021	GBP	500	$756,772
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		34,280	32,051,850
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	1,284	1,454,288

5

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Spectrum Brands, Inc.
Term Loan, 5.05%, Maturing December 17, 2019	CAD	7,675	$6,009,847

			$40,272,757

Containers and Glass Products — 1.3%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		46,438	$45,591,705
Term Loan, 3.75%, Maturing January 6, 2021		37,485	37,029,373
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		27,575	27,592,234
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		3,172	3,116,030
Reynolds Group Holdings, Inc.
Term Loan, 4.00%, Maturing December 1, 2018		38,977	38,617,469
TricorBraun, Inc.
Term Loan, 4.01%, Maturing May 3, 2018		3,380	3,340,697

			$155,287,508

Cosmetics/Toiletries — 0.6%
Prestige Brands, Inc.
Term Loan, 4.50%, Maturing September 3, 2021		9,799	$9,815,759
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		27,324	27,008,080
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		40,231	38,760,496

			$75,584,335

Drugs — 1.1%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		19,778	$19,604,721
AMAG Pharmaceuticals, Inc.
Term Loan, 7.25%, Maturing November 12, 2020		8,925	8,925,000
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing March 1, 2021		2,345	2,316,175
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021		15,115	15,102,415
Impax Laboratories, Inc.
Term Loan, Maturing December 2, 2020(2)		11,925	11,969,719
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		36,450	35,821,570
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing December 11, 2019		27,928	27,779,534
Term Loan, 3.50%, Maturing August 5, 2020		8,239	8,195,246

			$129,714,380

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		49,703	$48,428,917
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		15,240	15,284,634

			$63,713,551

Electronics/Electrical — 9.5%
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		8,279	$8,209,437
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021		17,750	17,040,000

6

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		59,515	$59,482,725
Blue Coat Systems, Inc.
Term Loan, 4.00%, Maturing May 31, 2019		20,389	20,006,785
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020		21,401	21,240,493
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021		13,821	13,682,357
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021		5,860	5,805,372
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018		4,758	4,763,818
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		27,524	26,268,072
Dell, Inc.
Term Loan, 4.50%, Maturing April 29, 2020		147,810	148,099,042
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018		35,225	35,062,161
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		8,444	8,290,600
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		18,026	17,958,541
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		11,822	11,610,102
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020		14,558	14,603,306
Go Daddy Operating Company, LLC
Term Loan, 4.75%, Maturing May 13, 2021		61,415	61,206,361
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021		11,132	11,105,687
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		8,445	8,236,204
Term Loan, 3.75%, Maturing June 3, 2020		95,621	93,479,345
Term Loan, 4.00%, Maturing June 3, 2020	EUR	4,812	5,355,951
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		9,851	9,899,753
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019		17,600	16,992,800
Term Loan, 5.25%, Maturing November 20, 2021		23,370	22,720,034
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018		58,205	58,357,372
MH Sub I, LLC
Term Loan, 4.00%, Maturing July 8, 2021(4)		97	95,896
Term Loan, 5.00%, Maturing July 8, 2021		15,282	15,117,354
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020		4,337	4,300,238
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020		26,652	26,385,013
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020		7,257	7,116,030
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021		13,548	13,107,327
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022		4,550	4,299,750
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		10,076	10,050,572
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		4,250	4,251,772
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018		115,736	110,141,722

7

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
SGMS Escrow Corp.
Term Loan, 6.00%, Maturing October 1, 2021	13,675	$13,529,703
Shield Finance Co. S.a.r.l.
Term Loan, 5.00%, Maturing January 29, 2021	15,061	15,048,642
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing December 7, 2018	8,550	8,624,457
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	39,576	38,471,278
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	9,516	9,515,625
Sophia L.P.
Term Loan, 4.00%, Maturing July 19, 2018	15,719	15,578,802
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	16,119	15,957,810
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	14,617	14,589,129
Sybil Software, LLC
Term Loan, 4.75%, Maturing March 20, 2020	17,854	17,824,612
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	23,671	23,553,124
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	24,383	24,108,351
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	12,860	12,603,240
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	29,975	30,191,779

		$1,133,938,544

Equipment Leasing — 0.0%(5)
Flying Fortress, Inc.
Term Loan, 3.50%, Maturing June 30, 2017	2,021	$2,017,044

		$2,017,044

Financial Intermediaries — 3.8%
American Capital Ltd.
Term Loan, 3.50%, Maturing August 22, 2017	6,691	$6,690,813
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	12,878	12,741,333
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	2,000	1,977,500
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	28,334	28,251,658
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	15,694	15,154,337
First Data Corporation
Term Loan, 3.67%, Maturing March 24, 2017	5,000	4,952,500
Term Loan, 3.67%, Maturing March 24, 2018	36,518	35,889,887
Term Loan, 3.67%, Maturing September 24, 2018	41,428	40,690,486
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	33,959	33,279,740
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	44,956	44,900,190
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	4,060	3,978,925
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	15,345	14,961,009
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 26, 2020	25,770	24,198,966

8

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019		8,576	$8,463,734
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019		7,924	7,884,244
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020		9,071	9,059,806
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018		2,307	2,319,012
Term Loan, 6.25%, Maturing September 4, 2018		12,862	12,926,498
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018		56,042	52,602,266
Sesac Holdco II, LLC
Term Loan, 5.00%, Maturing February 8, 2019		7,050	7,001,517
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		22,643	22,208,687
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		12,103	12,117,878
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		60,638	53,260,324

			$455,511,310

Food Products — 3.9%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		54,684	$54,393,264
American Seafoods Group, LLC
Term Loan, 4.50%, Maturing March 18, 2018		9,054	8,708,646
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020		55,769	53,874,647
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		9,489	9,411,677
Charger OpCo B.V.
Term Loan, 3.50%, Maturing July 23, 2021	EUR	6,525	7,398,265
Term Loan, 3.50%, Maturing July 23, 2021		37,600	37,208,321
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		10,170	10,163,769
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		30,716	28,604,042
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		12,177	12,100,894
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		19,681	19,527,152
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		15,590	15,586,649
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		15,282	15,110,090
JBS USA Holdings, Inc.
Term Loan, 3.75%, Maturing May 25, 2018		37,088	36,832,466
Term Loan, 3.75%, Maturing September 18, 2020		27,699	27,430,691
Meldrew Participations B.V.
Term Loan, 4.50%, (1.50% Cash, 3.00% PIK), Maturing December 19, 2022(16)	EUR	7,100	6,687,592
Term Loan, 8.00%, (5.00% Cash, 3.00% PIK), Maturing October 31, 2019	EUR	11,361	12,008,517
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		100,070	97,333,726
Pinnacle Foods Finance, LLC
Term Loan, 3.00%, Maturing April 29, 2020		10,064	9,840,422

			$462,220,830

9

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Food Service — 3.2%
Aramark Services, Inc.
Term Loan, 3.67%, Maturing July 26, 2016		3,393	$3,352,860
Term Loan, 3.67%, Maturing July 26, 2016		13,242	13,084,337
ARG IH Corporation
Term Loan, 4.75%, Maturing November 15, 2020		4,826	4,823,234
B.C. Unlimited Liability Company
Term Loan, 4.50%, Maturing December 12, 2021		103,900	104,135,437
Buffets, Inc.
Term Loan, 0.13%, Maturing April 22, 2015(3)		898	718,783
Term Loan, 15.00%, Maturing July 18, 2017(3)(6)		2,688	2,150,372
Term Loan, 15.00%, Maturing July 19, 2017(3)(6)		1,479	1,183,075
CEC Entertainment, Inc.
Term Loan, 4.00%, Maturing February 14, 2021		14,193	13,868,985
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		9,726	9,567,473
Darling International, Inc.
Term Loan, 3.50%, Maturing January 6, 2021	EUR	1,309	1,474,762
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		33,705	33,634,685
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		13,107	12,844,938
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019		9,035	8,726,639
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		4,063	3,954,774
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		107,017	106,816,384
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		98,987	66,403,655

			$386,740,393

Food/Drug Retailers — 2.1%
Albertson’s Holdings, LLC
Term Loan, 5.00%, Maturing August 25, 2019		35,600	$35,462,050
Term Loan, 5.50%, Maturing August 25, 2021		11,700	11,696,747
Albertson’s, LLC
Term Loan, 5.38%, Maturing March 21, 2019		40,685	40,650,893
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		47,278	46,135,230
New Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021		18,229	18,033,347
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		4,591	4,591,209
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		43,538	43,773,408
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019		53,025	52,693,666

			$253,036,550

Health Care — 8.7%
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021		19,202	$19,169,865
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		30,803	30,815,517
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		29,570	29,274,702

10

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Amneal Pharmaceuticals, LLC
Term Loan, 5.00%, Maturing November 1, 2019		10,081	$10,087,460
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		30,600	30,666,590
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019		9,421	9,438,432
Biomet, Inc.
Term Loan, 3.67%, Maturing July 25, 2017		7,575	7,573,129
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020		2,892	2,889,556
Term Loan, 6.50%, Maturing July 31, 2020		4,820	4,815,927
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021		18,341	18,317,745
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020		1,336	1,327,768
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019		25,693	25,570,319
Community Health Systems, Inc.
Term Loan, 4.25%, Maturing January 27, 2021		66,208	66,259,623
Convatec, Inc.
Term Loan, 4.00%, Maturing December 22, 2016		17,197	17,197,115
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021		16,160	15,957,506
DJO Finance, LLC
Term Loan, 4.25%, Maturing September 15, 2017		26,122	25,983,381
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		20,671	20,185,354
Term Loan, 4.50%, Maturing March 11, 2021	EUR	2,065	2,336,234
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		68,460	68,203,098
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020		4,026	4,000,930
Term Loan, 4.25%, Maturing August 30, 2020		13,469	13,384,499
Term Loan, 4.75%, Maturing August 30, 2020	EUR	1,633	1,860,035
Term Loan, 4.75%, Maturing August 30, 2020	EUR	5,367	6,115,220
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019		39,303	39,345,997
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.17%, Maturing February 27, 2021		9,335	9,240,010
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018		22,260	22,250,848
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018		15,293	15,274,160
Term Loan, 7.75%, Maturing May 15, 2018		20,477	20,297,978
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021		23,604	23,309,215
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018		53,956	53,455,066
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		9,506	9,173,239
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021		10,588	10,383,318
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019		4,371	4,355,505
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021		40,447	40,362,499
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		11,600	11,252,482

11

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		8,434	$8,349,358
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021		10,193	10,065,538
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019		42,707	42,707,452
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		30,195	29,902,501
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		75	72,392
Pharmaceutical Product Development, LLC
Term Loan, 4.00%, Maturing December 5, 2018		74,563	74,329,578
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		23,959	23,778,865
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018		25,011	24,971,573
RegionalCare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019		17,683	17,594,585
Sage Products Holdings III, LLC
Term Loan, 5.00%, Maturing December 13, 2019		29,427	29,601,476
Salix Pharmaceuticals Ltd.
Term Loan, 4.25%, Maturing January 2, 2020		9,134	9,107,702
Select Medical Corporation
Term Loan, 3.75%, Maturing June 1, 2018		21,728	21,564,643
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		16,125	15,983,447
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		17,250	16,646,250
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019		17,890	17,352,937
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		12,401	12,261,288

			$1,044,419,907

Home Furnishings — 0.6%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021		4,615	$4,522,823
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		45,558	45,194,515
Tempur-Pedic International, Inc.
Term Loan, 3.50%, Maturing March 18, 2020		16,406	16,201,098

			$65,918,436

Industrial Equipment — 2.7%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		51,105	$49,508,348
Delachaux S.A.
Term Loan, 5.25%, Maturing October 28, 2021		9,100	9,088,625
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		19,486	19,486,183
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		39,150	36,678,273
Term Loan, 4.75%, Maturing July 30, 2020	EUR	6,496	7,001,347
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		28,390	27,928,962
Milacron, LLC
Term Loan, 4.00%, Maturing March 28, 2020		24,333	23,693,926

12

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
NN, Inc.
Term Loan, 6.00%, Maturing August 27, 2021	10,720	$10,706,243
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019	13,678	13,695,357
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020	58,852	57,922,942
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021	21,881	21,307,091
Spansion, LLC
Term Loan, 3.75%, Maturing December 19, 2019	14,801	14,726,653
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021	5,806	5,719,033
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019	14,364	14,124,179
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018	3,919	3,888,001
Virtuoso US, LLC
Term Loan, 4.75%, Maturing February 11, 2021	8,263	8,157,562

		$323,632,725

Insurance — 3.0%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019	26,927	$26,548,132
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019	6,716	6,716,293
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019	131,066	130,492,329
Term Loan, 4.25%, Maturing July 8, 2020	1,564	1,537,763
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	30,075	29,887,031
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020	16,310	15,127,543
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 28, 2018	19,302	19,151,372
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019	15,938	15,569,867
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	4,700	4,570,750
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020	57,314	55,695,262
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	59,110	58,297,565

		$363,593,907

Leisure Goods/Activities/Movies — 2.8%
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	26,169	$25,887,926
Aufinco Pty Limited
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	9,200	9,062,000
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	46,083	45,142,084
ClubCorp Club Operations, Inc.
Term Loan, 4.50%, Maturing July 24, 2020	15,701	15,593,483
Dave & Buster’s, Inc.
Term Loan, 4.25%, Maturing July 25, 2020	709	707,740
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	16,313	16,149,765
Equinox Holdings, Inc.
Term Loan, 5.00%, Maturing January 31, 2020	3,289	3,267,979

13

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019		5,494	$5,473,771
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021		4,399	4,311,279
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020		34,920	34,614,596
Nord Anglia Education Finance, LLC
Term Loan, 4.50%, Maturing March 31, 2021		16,492	16,347,819
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019		14,718	14,524,508
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		32,003	30,542,972
Six Flags Theme Parks, Inc.
Term Loan, 3.50%, Maturing December 20, 2018		7	6,929
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)		6,283	439,802
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020		30,893	30,333,292
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019		2,963	2,938,430
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020		27,769	22,631,959
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		27,403	26,529,650
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020		34,663	33,514,697

			$338,020,681

Lodging and Casinos — 3.2%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017		4,660	$4,628,929
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		45,311	44,461,848
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		22,200	21,825,375
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		8,519	8,407,639
Caesars Entertainment Operating Company
Revolving Loan, 0.00%, Maturing January 28, 2017(4)(7)		15,000	13,477,500
Term Loan, 0.00%, Maturing March 1, 2017(7)		25,675	23,094,898
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		11,503	11,456,761
Four Seasons Holdings, Inc.
Term Loan, 3.50%, Maturing June 27, 2020		9,751	9,634,777
Gala Group Ltd.
Term Loan, 5.50%, Maturing May 27, 2018	GBP	46,838	70,830,014
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		3,111	3,081,909
Term Loan, 5.50%, Maturing November 21, 2019		7,259	7,191,120
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		58,012	57,422,891
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		35,668	35,168,165
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		11,787	11,672,896

14

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019	6,720	$6,610,629
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	58,642	58,031,126

		$386,996,477

Nonferrous Metals/Minerals — 1.2%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	18,817	$14,128,678
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018	40,432	29,363,899
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019	30,305	26,649,087
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019	27,244	25,972,723
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	2,462	2,347,913
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	33	33,013
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	9,564	9,025,714
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	12,825	11,253,938
United Central Industrial Supply Company, LLC
Term Loan, 7.50%, Maturing October 9, 2018	6,315	5,762,091
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	2,000	1,900,000
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	30,442	20,167,729

		$146,604,785

Oil and Gas — 4.6%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	49,325	$43,652,935
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	19,167	18,112,938
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	32,200	30,428,749
CITGO Petroleum Corporation
Revolving Loan, Maturing July 23, 2019(2)	12,500	12,250,000
Term Loan, 4.50%, Maturing July 29, 2021	16,209	15,588,021
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	19,192	17,688,270
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	26,547	22,122,252
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	26,400	25,119,600
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	18,477	17,039,264
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	21,976	13,471,354
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	17,145	12,973,387
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	90,340	85,315,132
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	7,698	7,640,519
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	14,414	11,134,718
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	18,250	11,515,750

15

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021		80,302	$63,915,484
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020		757	613,813
Term Loan, 4.25%, Maturing December 16, 2020		2,029	1,645,853
Term Loan, 4.25%, Maturing December 16, 2020		14,584	11,831,543
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019		3,127	2,798,733
Term Loan, 4.25%, Maturing October 1, 2019		5,120	4,582,034
Term Loan, 4.25%, Maturing October 1, 2019		38,636	34,579,244
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021		8,617	7,905,868
Tallgrass Operations, LLC
Term Loan, 3.75%, Maturing November 13, 2017		9,832	9,585,945
Term Loan, 4.25%, Maturing November 13, 2018		21,583	21,007,875
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018		53,276	50,145,713

			$552,664,994

Publishing — 2.6%
Ascend Learning, LLC
Term Loan, 6.00%, Maturing July 31, 2019		24,304	$24,263,984
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		111,760	101,538,785
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021		30,093	30,046,458
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		93,560	88,179,958
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019		15,426	15,442,761
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018		8,968	8,995,981
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		6,029	5,901,312
Nelson Education Ltd.
Term Loan, 6.75%, Maturing July 3, 2014(8)		259	207,107
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 3, 2019		10,690	10,716,412
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021		8,850	8,853,690
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020		17,604	17,466,342
Trader Media Corporation Limited
Term Loan, 5.00%, Maturing December 8, 2017	GBP	2,000	3,013,345

			$314,626,135

Radio and Television — 2.5%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020		7,180	$7,082,916
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021		6,808	6,735,603
Block Communications, Inc.
Term Loan, 4.25%, Maturing November 7, 2021		3,541	3,532,272
Clear Channel Communications, Inc.
Term Loan, 3.82%, Maturing January 29, 2016		2,563	2,533,434
Term Loan, 6.92%, Maturing January 30, 2019		26,740	24,990,535
Term Loan, 7.67%, Maturing July 30, 2019		5,384	5,103,390

16

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		72,971	$71,466,227
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		8,250	8,229,098
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020		16,941	16,495,873
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021		4,518	4,467,442
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019		7,175	7,107,504
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020		23,541	23,445,843
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		11,045	10,941,675
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		12,525	12,408,032
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		9,530	9,589,944
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		5,641	5,584,548
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		4,330	4,252,556
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		25,447	23,808,735
Tyrol Acquisitions 2 SAS
Term Loan, 4.00%, (3.00% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	4,777	5,377,147
Term Loan, 4.00%, (3.00% Cash, 1.00% PIK), Maturing January 31, 2016	EUR	3,176	3,576,846
Term Loan, 4.00%, (3.00% Cash, 1.00% PIK), Maturing January 31, 2016	EUR	3,176	3,576,846
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		7,129	7,035,778
Term Loan, 4.00%, Maturing March 1, 2020		31,467	31,039,728

			$298,381,972

Retailers (Except Food and Drug) — 5.1%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		30,579	$30,387,965
B&M Retail Limited
Term Loan, 3.81%, Maturing May 21, 2019	GBP	6,850	10,174,879
Term Loan, 4.31%, Maturing April 28, 2020	GBP	5,450	8,126,708
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		32,352	31,997,985
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		37,824	37,043,484
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		17,001	16,086,724
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		18,421	17,799,252
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		10,691	10,697,261
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		16,737	16,803,505
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		54,320	49,329,560
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		28,950	28,153,930
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		26,683	26,677,335

17

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		45,711	$44,968,012
Term Loan, 4.00%, Maturing January 28, 2020		7,604	7,534,165
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		57,309	55,643,349
Party City Holdings, Inc.
Term Loan, 4.00%, Maturing July 27, 2019		35,052	34,350,979
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		4,998	4,969,886
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		29,989	29,700,217
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		10,372	8,608,449
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		9,826	9,727,369
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing October 1, 2021		27,257	27,358,900
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		7,406	7,332,404
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		42,038	41,433,333
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		39,181	38,103,158
Vivarte SA
Term Loan, 5.01%, (1.26% Cash, 3.75% PIK), Maturing October 29, 2020(9)	EUR	9,812	2,938,331
Term Loan, 11.01%, (4.01% Cash, 7.00% PIK), Maturing October 29, 2019(10)	EUR	6,373	5,679,915
Wilton Brands, LLC
Term Loan, 7.50%, Maturing August 30, 2018		5,431	5,118,378

			$606,745,433

Steel — 1.4%
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		144,411	$127,880,846
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		23,491	23,123,730
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		8,549	8,477,769
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018		11,682	11,170,913

			$170,653,258

Surface Transport — 0.8%
Hertz Corporation (The)
Term Loan, 3.50%, Maturing March 11, 2018		10,404	$10,282,131
Term Loan, 3.75%, Maturing March 11, 2018		29,150	29,004,250
Term Loan, 4.00%, Maturing March 11, 2018		22,782	22,703,333
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		36,234	30,889,272

			$92,878,986

Telecommunications — 2.0%
CWC Cayman Finance Limited
Term Loan, 5.50%, Maturing November 6, 2016		5,807	$5,817,409
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		116,259	115,144,495
IPC Systems, Inc.
Term Loan, 6.00%, Maturing November 8, 2020		20,099	20,023,629

18

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019		12,068	$11,696,088
Term Loan, 4.00%, Maturing April 23, 2019		31,629	30,653,716
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019		51,154	50,770,770

			$234,106,107

Utilities — 1.6%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020		8,718	$8,465,605
Term Loan, 3.25%, Maturing January 31, 2022		5,849	5,695,060
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018		9,435	9,395,317
Term Loan, 4.00%, Maturing April 1, 2018		24,919	24,818,571
Term Loan, 4.00%, Maturing October 9, 2019		1,396	1,382,827
Term Loan, 4.00%, Maturing October 30, 2020		6,683	6,618,061
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020		17,328	17,179,047
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020		6,663	6,616,751
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021		6,940	6,929,284
Equipower Resources Holdings, LLC
Term Loan, 4.25%, Maturing December 21, 2018		7,170	7,148,259
Term Loan, 4.25%, Maturing December 31, 2019		6,029	6,012,720
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021		1,707	1,719,166
Term Loan, 5.00%, Maturing December 19, 2021		38,793	39,071,948
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020		8,759	8,601,898
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021		11,578	11,390,268
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021		21,600	21,690,007
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		7,351	7,268,054

			$190,002,843

Total Senior Floating-Rate Interests (identified cost $11,162,987,132)			$10,800,209,929

Corporate Bonds & Notes — 4.8%

Security	Principal Amount* (000’s omitted)		Value
Building and Development — 0.0%(5)
Calcipar SA
6.875%, 5/1/18(11)		4,000	$4,070,000

			$4,070,000

Cable and Satellite Television — 0.5%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(11)		9,000	$9,382,500
5.625%, 4/15/23(11)	EUR	5,000	6,184,997

19

Security	Principal Amount* (000’s omitted)		Value
Virgin Media Secured Finance PLC
5.375%, 4/15/21(11)		12,025	$12,536,062
6.00%, 4/15/21(11)	GBP	12,350	19,717,678
5.50%, 1/15/25(11)		10,950	11,415,375

			$59,236,612

Chemicals and Plastics — 0.6%
Hexion US Finance Corp.
6.625%, 4/15/20		16,525	$15,740,063
Ineos Finance PLC
7.25%, 2/15/19(11)(12)	EUR	8,000	9,272,778
8.375%, 2/15/19(11)		15,250	16,279,375
7.50%, 5/1/20(11)		14,525	15,414,656
Polymer Group, Inc.
7.75%, 2/1/19		4,500	4,680,000
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19		10,497	10,647,894

			$72,034,766

Containers and Glass Products — 0.4%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		44,500	$45,612,500
Smurfit Kappa Acquisitions
4.875%, 9/15/18(11)		4,925	5,134,312

			$50,746,812

Ecological Services and Equipment — 0.1%
Tervita Corp.
8.00%, 11/15/18(11)		3,000	$2,662,500
9.00%, 11/15/18(11)	CAD	4,500	3,010,152

			$5,672,652

Entertainment — 0.2%
Vougeot Bidco PLC
5.321%, 7/15/20(11)(12)	EUR	18,625	$21,009,203

			$21,009,203

Equipment Leasing — 0.0%(5)
International Lease Finance Corp.
6.75%, 9/1/16(11)		2,325	$2,487,750
7.125%, 9/1/18(11)		2,325	2,624,344

			$5,112,094

Financial Intermediaries — 0.2%
First Data Corp.
6.75%, 11/1/20(11)		10,952	$11,746,020
UPCB Finance II, Ltd.
6.375%, 7/1/20(11)	EUR	6,500	7,721,429
UPCB Finance III, Ltd.
6.625%, 7/1/20(11)		9,000	9,405,000

			$28,872,449

Food Products — 0.4%
Dole Food Co., Inc.
7.25%, 5/1/19(11)		18,000	$18,112,500
Iceland Bondco PLC
4.81%, 7/15/20(11)(12)	GBP	9,575	10,551,044
6.25%, 7/15/21(11)	GBP	7,000	7,981,781

20

Security	Principal Amount* (000’s omitted)		Value
Picard Groupe SA
4.302%, 8/1/19(11)(12)	EUR	7,500	$8,561,866

			$45,207,191

Health Care — 0.8%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		37,625	$39,054,750
5.125%, 8/1/21		7,500	7,809,375
HCA, Inc.
4.75%, 5/1/23		9,766	10,254,300
inVentiv Health, Inc.
9.00%, 1/15/18(11)		15,375	15,990,000
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,531,250
4.375%, 10/1/21		9,700	9,736,375

			$96,376,050

Industrial Equipment — 0.0%(5)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(13)		1,035	$682,498

			$682,498

Insurance — 0.2%
CNO Financial Group, Inc.
6.375%, 10/1/20(11)		9,800	$10,437,000
Galaxy Bidco, Ltd.
5.555%, 11/15/19(11)(12)	GBP	2,500	3,680,779
Towergate Finance PLC
6.063%, 2/15/18(11)(12)	GBP	9,950	13,263,229

			$27,381,008

Leisure Goods/Activities/Movies — 0.1%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/1/18(11)		3,000	$3,120,000
National CineMedia, LLC
6.00%, 4/15/22		8,250	8,415,000

			$11,535,000

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(7)		25,250	$19,190,000
9.00%, 2/15/20(7)		6,175	4,631,250
9.00%, 2/15/20(7)		14,975	11,231,250

			$35,052,500

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(11)		11,500	$11,212,500

			$11,212,500

Radio and Television — 0.2%
Clear Channel Communications, Inc.
9.00%, 12/15/19		8,994	$8,802,877
Univision Communications, Inc.
6.75%, 9/15/22(11)		8,140	8,892,950

			$17,695,827

21

Security	Principal Amount* (000’s omitted)		Value
Telecommunications — 0.4%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		8,500	$9,126,875
Sunrise Communications International SA
4.829%, 12/31/17(11)(12)	EUR	3,000	3,398,474
Virgin Media Secured Finance PLC
5.50%, 1/15/25(11)	GBP	7,000	11,015,225
Wind Acquisition Finance SA
5.303%, 4/30/19(11)(12)	EUR	7,775	8,862,623
6.50%, 4/30/20(11)		7,375	7,697,656
4.071%, 7/15/20(11)(12)	EUR	7,450	8,250,801

			$48,351,654

Utilities — 0.3%
Calpine Corp.
6.00%, 1/15/22(11)		3,000	$3,232,500
7.875%, 1/15/23(11)		18,230	20,508,750
5.875%, 1/15/24(11)		5,000	5,350,000

			$29,091,250

Total Corporate Bonds & Notes (identified cost $588,638,025)			$569,340,066

Asset-Backed Securities — 0.8%

Security	Principal Amount (000’s omitted)		Value
Apidos CLO XIV, Series 2013-14A, Class C1, 3.103%, 4/15/25(11)(12)		$5,600	$5,406,682
Apidos CLO XIV, Series 2013-14A, Class D, 3.753%, 4/15/25(11)(12)		7,000	6,648,656
Apidos CLO XIV, Series 2013-14A, Class E, 4.653%, 4/15/25(11)(12)		3,500	3,037,265
Ares XXVIII CLO, Ltd., Series 2013-3A, Class C1, 3.007%, 10/17/24(11)(12)		3,000	2,878,746
Ares XXVIII CLO, Ltd., Series 2013-3A, Class D, 3.757%, 10/17/24(11)(12)		3,000	2,857,107
Ares XXVIII CLO, Ltd., Series 2013-3A, Class E, 5.157%, 10/17/24(11)(12)		3,000	2,690,511
Avery Point II CLO, Ltd., Series 2013-2A, Class C1, 3.007%, 7/17/25(11)(12)		4,000	3,879,828
Avery Point II CLO, Ltd., Series 2013-2A, Class D, 3.707%, 7/17/25(11)(12)		3,330	3,162,604
Avery Point II CLO, Ltd., Series 2013-2A, Class E, 4.507%, 7/17/25(11)(12)		3,330	2,916,647
Babson CLO, Ltd., Series 2013-IA, Class C, 2.957%, 4/20/25(11)(12)		7,175	6,968,582
Babson CLO, Ltd., Series 2013-IA, Class D, 3.757%, 4/20/25(11)(12)		5,600	5,377,310
Babson CLO, Ltd., Series 2013-IA, Class E, 4.657%, 4/20/25(11)(12)		3,525	3,147,691
Birchwood Park CLO, Ltd., Series 2014-1A, Class C1, 3.353%, 7/15/26(11)(12)		3,500	3,458,816
Birchwood Park CLO, Ltd., Series 2014-1A, Class E1, 5.353%, 7/15/26(11)(12)		3,500	3,094,935
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class B, 2.903%, 7/15/25(11)(12)		5,000	4,819,665
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class C, 3.653%, 7/15/25(11)(12)		3,000	2,844,069
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class D, 4.853%, 7/15/25(11)(12)		2,400	2,151,461
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A3L, 2.932%, 8/15/25(11)(12)		3,250	3,131,833
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1L, 3.432%, 8/15/25(11)(12)		1,400	1,311,551
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B2L, 4.132%, 8/15/25(11)(12)		925	777,593

22

Security	Principal Amount (000’s omitted)	Value
Madison Park Funding XII, Ltd., Series 2014-12A, Class C, 3.357%, 7/20/26(11)(12)	$3,250	$3,211,663
Madison Park Funding XII, Ltd., Series 2014-12A, Class D, 3.757%, 7/20/26(11)(12)	3,250	3,099,434
Madison Park Funding XII, Ltd., Series 2014-12A, Class E, 5.357%, 7/20/26(11)(12)	3,250	2,980,972
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.957%, 4/20/25(11)(12)	6,325	6,116,142
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.757%, 4/20/25(11)(12)	6,950	6,627,541

Total Asset-Backed Securities (identified cost $95,265,945)		$92,597,304

Common Stocks — 0.2%

Security	Shares	Value
Aerospace and Defense — 0.0%(5)
IAP Worldwide Services, LLC(3)(13)(14)	950	$904,573

		$904,573

Automotive — 0.0%(5)
Dayco Products, LLC(13)	88,506	$3,247,064

		$3,247,064

Food Service — 0.0%(5)
Buffets Restaurants Holdings, Inc.(3)(13)(14)	329,120	$134,939

		$134,939

Home Furnishings — 0.0%(5)
Sanitec Europe Oy B Units(3)(13)(14)	242,178	$500,501
Sanitec Europe Oy E Units(3)(13)(14)	230,960	0
Sanitec Europe Oy E1 Units(3)(13)(14)	332,005	686,143

		$1,186,644

Lodging and Casinos — 0.0%(5)
Affinity Gaming, LLC(3)(13)(14)	206,125	$2,164,315

		$2,164,315

Publishing — 0.2%
ION Media Networks, Inc.(3)(13)	28,605	$9,761,170
MediaNews Group, Inc.(3)(13)(14)	162,730	6,509,198

		$16,270,368

Total Common Stocks (identified cost $9,440,320)		$23,907,903

Preferred Stocks — 0.0%(5)

Security	Shares	Value
Business Equipment and Services — 0.0%(5)
Education Management Corp., Series A-1(3)(13)(14)	72,851	$51,724
Education Management Corp., Series A-2(3)(13)(14)	206,535	37,177

		$88,901

Total Preferred Stocks (identified cost $88,901)		$88,901

23

Warrants — 0.0%(5)

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%(5)
Vivarte Luxco (3)(13)(14)	104,081	$59,982

Total Warrants (identified cost $38,147)		$59,982

Short-Term Investments — 2.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(15)	$242,191	$242,190,854

Total Short-Term Investments (identified cost $242,190,854)		$242,190,854

Total Investments — 98.1% (identified cost $12,098,649,324)		$11,728,394,939

Less Unfunded Loan Commitments — (0.3)%		$(29,542,307)

Net Investments — 97.8% (identified cost $12,069,107,017)		$11,698,852,632

Other Assets, Less Liabilities — 2.2%		$258,492,671

Net Assets — 100.0%		$11,957,345,303

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PIK	-	Payment In Kind

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after January 31, 2015, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(5)	Amount is less than 0.05%.

(6)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(7)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

24

(8)	The issuer is in default on the payment of principal but continues to pay interest.

(9)	Includes Vivarte Class A and Class B shares and Luxco ordinary shares that trade with the loan.

(10)	Includes new money preferred shares that trade with the loan.

(11)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $442,791,113 or 3.7% of the Portfolio’s net assets.

(12)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2015.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	Non-income producing security.

(15)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $90,608.

(16)	Includes Staunton Luxco S.C.A. ordinary and preferred shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$12,069,785,206

Gross unrealized appreciation	$49,934,406
Gross unrealized depreciation	(420,866,980)

Net unrealized depreciation	$(370,932,574)

A summary of open financial instruments at January 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/27/15	British Pound Sterling 12,050,157	United States Dollar 18,915,601	JPMorgan Chase Bank, N.A.	$768,535	$—	$768,535
2/27/15	Canadian Dollar 37,163,613	United States Dollar 32,991,800	State Street Bank and Trust Company	3,756,120	—	3,756,120
2/27/15	Euro 106,763,649	United States Dollar 133,158,506	Goldman Sachs International	12,489,994	—	12,489,994
2/27/15	United States Dollar 8,548,185	Euro 7,250,000	State Street Bank and Trust Company	—	(353,947)	(353,947)
2/27/15	United States Dollar 15,518,399	Euro 13,000,000	State Street Bank and Trust Company	—	(825,283)	(825,283)
3/31/15	British Pound Sterling 46,308,524	United States Dollar 72,282,049	Goldman Sachs International	2,558,406	—	2,558,406
3/31/15	Euro 95,232,584	United States Dollar 116,845,619	HSBC Bank USA, N.A.	9,180,262	—	9,180,262
4/30/15	British Pound Sterling 58,468,652	United States Dollar 88,673,850	HSBC Bank USA, N.A.	660,615	—	660,615
4/30/15	Euro 74,906,994	United States Dollar 85,115,319	State Street Bank and Trust Company	402,941	—	402,941

				$29,816,873	$(1,179,230)	$28,637,643

25

At January 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at January 31, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Forward foreign currency exchange contracts	$29,816,873	$(1,179,230)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$10,760,286,798	$10,380,824	$10,770,667,622
Corporate Bonds & Notes	—	568,657,568	682,498	569,340,066
Asset-Backed Securities	—	92,597,304	—	92,597,304
Common Stocks	—	3,247,064	20,660,839	23,907,903
Preferred Stocks	—	—	88,901	88,901
Warrants	—	—	59,982	59,982
Short-Term Investments	—	242,190,854	—	242,190,854
Total Investments	$—	$11,666,979,588	$31,873,044	$11,698,852,632
Forward Foreign Currency Exchange Contracts	$—	$29,816,873	$—	$29,816,873
Total	$—	$11,696,796,461	$31,873,044	$11,728,669,505

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,179,230)	$—	$(1,179,230)
Total	$—	$(1,179,230)	$—	$(1,179,230)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2015 is not presented.

At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

26

Eaton Vance

Floating-Rate Advantage Fund

January 31, 2015 (Unaudited)

Eaton Vance Floating-Rate Advantage Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2015, the value of the Fund’s investment in the Portfolio was $5,966,545,252 and the Fund owned 99.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Senior Debt Portfolio

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 118.7%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 2.2%
Atlantic Aviation FBO, Inc.
Term Loan, 3.25%, Maturing June 1, 2020	5,000	$4,910,691
BE Aerospace, Inc.
Term Loan, 4.00%, Maturing December 16, 2021	5,875	5,890,128
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	4,907	4,902,668
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	734	736,964
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)	944	943,758
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)	1,299	1,039,472
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	39,645	37,151,041
Standard Aero Limited
Term Loan, 5.00%, Maturing November 2, 2018	2,224	2,222,509
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	57,891	57,171,821
Term Loan, 3.75%, Maturing June 4, 2021	16,119	15,917,513

		$130,886,565

Automotive — 4.7%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020	10,737	$10,642,944
Allison Transmission, Inc.
Term Loan, 3.75%, Maturing August 23, 2019	35,419	35,305,070
Chrysler Group, LLC
Term Loan, 3.50%, Maturing May 24, 2017	29,136	29,047,234
Term Loan, 3.25%, Maturing December 31, 2018	39,293	39,121,118
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021	6,667	6,598,168
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	9,454	9,353,118
Dynacast International, LLC
Term Loan, Maturing January 12, 2022(2)	5,300	5,247,000
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	38,905	38,630,068
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	39,075	39,123,844
INA Beteiligungsgesellschaft GmbH
Term Loan, 4.25%, Maturing May 15, 2020	7,625	7,663,125
MPG Holdco I, Inc.
Term Loan, 4.25%, Maturing October 20, 2021	24,840	24,837,419
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020	6,877	6,851,199
TI Group Automotive Systems, LLC
Term Loan, 4.25%, Maturing July 2, 2021	8,333	8,308,384
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	15,259	15,058,697
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	9,000	8,909,765

		$284,697,153

1

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Beverage and Tobacco — 0.2%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		7,332	$7,075,561
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021		2,000	1,910,000

			$8,985,561

Brokerage/Securities Dealers/Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019		3,075	$3,067,591

			$3,067,591

Building and Development — 1.7%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		11,761	$11,437,622
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019		1,602	1,597,035
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		5,505	5,464,023
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021		14,713	14,410,976
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021		11,414	11,092,738
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020		13,897	13,747,191
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021		2,211	2,205,000
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		12,745	12,585,746
Realogy Corporation
Term Loan, 4.42%, Maturing October 10, 2016		139	136,952
Term Loan, 3.75%, Maturing March 5, 2020		25,241	24,906,336
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019		4,518	4,526,011
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		2,445	2,449,404

			$104,559,034

Business Equipment and Services — 11.1%
Acosta Holdco, Inc.
Term Loan, 5.00%, Maturing September 26, 2021		31,820	$31,937,285
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		13,114	10,163,654
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021		3,295	3,282,718
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		11,575	10,764,850
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020		11,713	11,453,346
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		2,726	2,569,005
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		13,160	12,970,727
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020		5,662	5,577,508
ClientLogic Corporation
Term Loan, 7.50%, Maturing January 30, 2017		3,293	3,235,220
Term Loan, 7.75%, Maturing January 30, 2017	GBP	3,341	4,930,934
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019		9,875	9,807,235
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		1,857	1,857,446
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		18,686	18,265,810

2

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Education Management, LLC
Revolving Fund, 0.00%, Maturing July 2, 2020(4)		5,858	$5,466,829
Term Loan, 5.50%, Maturing July 2, 2020		3,491	3,379,798
Term Loan, 8.50%, Maturing July 2, 2020		5,818	5,316,497
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		42,994	42,994,346
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		23,849	23,506,406
Expert Global Solutions, Inc.
Term Loan, 8.52%, Maturing April 3, 2018		11,165	11,127,395
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020		7,216	7,200,561
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,749	2,684,987
Term Loan, 4.00%, Maturing November 6, 2020		10,744	10,495,859
Term Loan, 4.76%, Maturing November 6, 2020	CAD	5,876	4,508,330
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		5,682	5,655,082
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		14,567	14,494,335
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		22,342	21,969,711
Term Loan, 3.75%, Maturing March 17, 2021	EUR	5,290	5,977,611
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		12,304	12,288,711
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	11,523	13,065,752
Term Loan - Second Lien, 7.25%, Maturing June 10, 2022		8,050	7,788,375
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		17,626	17,420,507
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		38,451	38,403,296
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		13,354	13,671,166
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		3,788	3,756,689
MCS AMS Sub-Holdings, LLC
Term Loan, 7.00%, Maturing October 15, 2019		17,390	15,390,150
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		17,134	17,084,248
National CineMedia, LLC
Term Loan, 2.93%, Maturing November 26, 2019		4,425	4,248,000
Nuance Communications, Inc.
Term Loan, 2.93%, Maturing August 7, 2019		4,925	4,810,085
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		5,317	5,326,531
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		52,236	51,713,067
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019		10,701	10,299,352
Term Loan - Second Lien, 10.50%, Maturing April 29, 2021		1,750	1,710,625
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		3,851	3,774,341
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		23,541	23,219,665
SunGard Data Systems, Inc.
Term Loan, 3.92%, Maturing February 28, 2017		3,625	3,616,368
Term Loan, 4.00%, Maturing March 8, 2020		41,512	41,268,402

3

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		5,739	$5,743,034
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021		42,472	41,947,250
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 6.00%, Maturing September 2, 2021		11,300	11,331,075
U.S. Security Holdings, Inc.
Term Loan, 6.25%, Maturing July 28, 2017		341	338,256
Term Loan, 6.25%, Maturing July 28, 2017		2,226	2,209,352
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019		4,254	4,206,389
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		21,833	21,604,809

			$667,828,980

Cable and Satellite Television — 3.6%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing November 30, 2019		2,064	$2,023,340
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		14,858	14,729,045
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		9,753	9,607,070
Term Loan, 3.00%, Maturing January 3, 2021		11,992	11,819,386
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		5,323	5,276,378
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021		6,895	6,808,813
Mediacom Illinois, LLC
Term Loan, 3.14%, Maturing October 23, 2017		2,796	2,763,150
Term Loan, 3.75%, Maturing June 30, 2021		4,838	4,789,496
Numericable U.S., LLC
Term Loan, 4.50%, Maturing May 21, 2020		5,230	5,207,921
Term Loan, 4.50%, Maturing May 21, 2020		6,045	6,019,769
Sterling Entertainment Enterprises, LLC
Term Loan, 3.18%, Maturing December 28, 2017		10,656	10,211,645
UPC Financing Partnership
Term Loan, 3.25%, Maturing June 30, 2021		26,709	26,180,293
Virgin Media Bristol, LLC
Term Loan, 3.50%, Maturing June 7, 2020		57,475	56,707,192
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	4,450	6,666,689
Ziggo B.V.
Term Loan, 3.50%, Maturing January 15, 2022		5,415	5,286,223
Term Loan, 3.50%, Maturing January 15, 2022		8,403	8,203,086
Term Loan, 3.50%, Maturing January 15, 2022		8,906	8,693,949
Term Loan, 3.75%, Maturing January 15, 2022	EUR	4,290	4,816,839
Term Loan, 3.75%, Maturing January 15, 2022	EUR	6,659	7,477,077
Term Loan, 3.75%, Maturing January 15, 2022	EUR	12,052	13,533,639

			$216,821,000

Chemicals and Plastics — 6.1%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		8,473	$8,420,380
Term Loan, 4.75%, Maturing October 4, 2019	EUR	2,733	3,068,736
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		4,396	4,368,937
Aruba Investments, Inc.
Term Loan, Maturing January 28, 2022(2)		2,525	2,534,469

4

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Arysta LifeScience SPC, LLC
Term Loan, 4.50%, Maturing May 29, 2020		20,094	$20,060,468
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		32,407	31,786,319
Term Loan, 4.00%, Maturing February 1, 2020	EUR	3,940	4,476,846
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021		6,586	6,463,766
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		3,800	3,781,000
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		4,938	4,859,448
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		5,325	5,204,357
Flint Group GmbH
Term Loan, 4.75%, Maturing September 7, 2021		1,549	1,531,088
Flint Group US, LLC
Term Loan, 4.75%, Maturing September 7, 2021		9,373	9,261,830
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		4,328	4,252,526
Huntsman International, LLC
Term Loan, 3.75%, Maturing August 12, 2021		16,075	15,979,563
Ineos Finance PLC
Term Loan, 4.00%, Maturing May 4, 2018	EUR	7,727	8,722,309
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		49,691	48,459,052
Kronos Worldwide, Inc.
Term Loan, 4.75%, Maturing February 18, 2020		5,037	5,049,530
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 7, 2020		21,315	21,288,295
Term Loan, Maturing June 7, 2020(2)		5,200	5,206,500
Minerals Technologies, Inc.
Term Loan, 4.00%, Maturing May 7, 2021		19,360	19,242,910
Omnova Solutions, Inc.
Term Loan, 4.25%, Maturing May 31, 2018		7,117	7,058,936
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		5,362	5,354,861
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		6,863	6,554,284
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		2,000	1,880,000
OXEA Finance S.a.r.l.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	1,975	2,148,855
Polarpak, Inc.
Term Loan, 4.50%, Maturing June 5, 2020		3,723	3,653,504
Term Loan, 5.53%, Maturing June 8, 2020	CAD	7,184	5,590,311
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		11,554	11,392,240
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		2,918	2,837,451
Sonneborn Refined Products B.V.
Term Loan, 5.50%, Maturing December 10, 2020		626	627,816
Sonneborn, LLC
Term Loan, 5.50%, Maturing December 10, 2020		3,549	3,557,622
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		9,825	9,702,558
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020		38,289	37,920,870
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		35,908	34,768,377
WNA Holdings, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		1,645	1,614,296

			$368,680,310

5

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Conglomerates — 0.4%
Bestway UK Holdco Limited
Term Loan, 5.25%, Maturing October 6, 2021	GBP	2,000	$3,027,088
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		11,111	10,388,598
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	2,447	2,772,886
Spectrum Brands, Inc.
Term Loan, 5.05%, Maturing December 17, 2019	CAD	6,586	5,156,838

			$21,345,410

Containers and Glass Products — 1.6%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		29,610	$29,070,907
Term Loan, 3.75%, Maturing January 6, 2021		26,886	26,559,034
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		13,500	13,508,437
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		4,179	4,105,868
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		5,847	5,813,992
Reynolds Group Holdings, Inc.
Term Loan, 4.00%, Maturing December 1, 2018		15,999	15,851,680
TricorBraun, Inc.
Term Loan, 4.01%, Maturing May 3, 2018		3,149	3,112,718

			$98,022,636

Cosmetics/Toiletries — 0.7%
Prestige Brands, Inc.
Term Loan, 4.13%, Maturing January 31, 2019		529	$529,385
Term Loan, 4.50%, Maturing September 3, 2021		5,832	5,842,150
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		19,181	18,959,477
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		18,943	18,249,930

			$43,580,942

Drugs — 2.2%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		6,970	$6,908,907
AMAG Pharmaceuticals, Inc.
Term Loan, 7.25%, Maturing November 12, 2020		5,475	5,475,000
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing March 1, 2021		3,796	3,750,047
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021		7,957	7,949,874
Term Loan - Second Lien, 8.75%, Maturing February 14, 2022		3,250	3,266,250
Impax Laboratories, Inc.
Term Loan, Maturing December 2, 2020(2)		7,275	7,302,281
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		25,834	25,388,307
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing February 13, 2019		15,995	15,911,515
Term Loan, 3.50%, Maturing December 11, 2019		19,179	19,077,180
Term Loan, 3.50%, Maturing August 5, 2020		27,304	27,160,373
VWR Funding, Inc.
Term Loan, 3.42%, Maturing April 3, 2017		8,017	7,993,345

			$130,183,079

Ecological Services and Equipment — 0.7%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		34,884	$33,990,024

6

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		8,394	$8,418,306

			$42,408,330

Electronics/Electrical — 12.1%
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		4,086	$4,051,032
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021		10,475	10,056,000
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021		4,554	4,528,210
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		63,879	63,844,761
Blue Coat Systems, Inc.
Term Loan, 4.00%, Maturing May 31, 2019		13,310	13,060,920
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020		17,150	17,021,375
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021		7,469	7,393,877
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021		3,367	3,335,001
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018		708	708,861
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		16,077	15,343,152
Dealertrack Technologies, Inc.
Term Loan, 3.25%, Maturing February 28, 2021		3,319	3,274,035
Dell, Inc.
Term Loan, 4.50%, Maturing April 29, 2020		88,339	88,511,652
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018		13,644	13,581,023
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		4,555	4,472,561
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		9,319	9,284,172
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		5,997	5,889,973
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020		7,556	7,579,236
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing January 15, 2021		2,939	2,948,328
Go Daddy Operating Company, LLC
Term Loan, 4.75%, Maturing May 13, 2021		43,644	43,496,122
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021		13,364	13,333,097
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		3,152	3,073,911
Term Loan, 3.75%, Maturing June 3, 2020		58,490	57,180,169
Term Loan, 4.00%, Maturing June 3, 2020	EUR	3,850	4,284,761
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		5,323	5,349,866
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019		10,425	10,065,337
Term Loan, 5.25%, Maturing November 20, 2021		10,425	10,135,060
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018		36,259	36,354,547
MH Sub I, LLC
Term Loan, 4.00%, Maturing July 8, 2021(4)		53	52,448
Term Loan, 5.00%, Maturing July 8, 2021		8,358	8,268,067

7

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020		6,984	$6,924,932
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020		14,131	13,989,951
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020		4,289	4,206,039
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021		7,295	7,057,792
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022		2,450	2,315,250
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		7,475	7,456,632
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		3,000	3,001,251
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018		53,877	51,272,927
SGMS Escrow Corp.
Term Loan, 6.00%, Maturing October 1, 2021		8,125	8,038,672
Shield Finance Co. S.a.r.l.
Term Loan, 5.25%, Maturing January 27, 2021	EUR	4,466	5,067,891
Term Loan, 5.00%, Maturing January 29, 2021		6,923	6,916,921
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing December 7, 2018		6,843	6,903,335
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021		22,064	21,448,161
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018		8,914	8,913,863
Sophia L.P.
Term Loan, 4.00%, Maturing July 19, 2018		7,810	7,740,095
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019		8,905	8,816,197
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019		7,858	7,842,777
Sybil Software, LLC
Term Loan, 4.75%, Maturing March 20, 2020		11,983	11,963,149
Vantiv, LLC
Term Loan, 3.75%, Maturing June 13, 2021		1,347	1,339,504
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019		26,446	26,313,760
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021		13,970	13,812,408
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020		7,454	7,305,174
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021		20,050	20,195,002

			$725,319,237

Equipment Leasing — 0.6%
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021		24,175	$24,110,791
Flying Fortress, Inc.
Term Loan, 3.50%, Maturing June 30, 2017		13,500	13,474,688

			$37,585,479

Financial Intermediaries — 4.5%
American Capital Ltd.
Term Loan, 3.50%, Maturing August 22, 2017		9,244	$9,244,125
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020		6,338	6,271,010
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020		1,500	1,483,125

8

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018		20,458	$20,398,747
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020		16,078	15,524,858
First Data Corporation
Term Loan, 3.67%, Maturing March 24, 2017		7,000	6,933,500
Term Loan, 3.67%, Maturing March 24, 2018		18,280	17,965,518
Term Loan, 3.67%, Maturing September 24, 2018		24,150	23,719,840
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021		24,572	24,080,269
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020		19,711	19,686,744
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018		3,465	3,395,807
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021		5,848	5,701,695
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 26, 2020		8,717	8,185,934
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019		7,145	7,051,510
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019		4,685	4,661,801
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020		5,263	5,256,360
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020		3,167	2,956,900
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018		1,737	1,745,493
Term Loan, 6.25%, Maturing September 4, 2018		9,859	9,908,270
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018		15,990	15,008,790
Sesac Holdco II, LLC
Term Loan, 5.00%, Maturing February 8, 2019		6,317	6,273,249
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		16,025	15,717,649
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		6,287	6,294,358
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		36,488	32,048,814

			$269,514,366

Food Products — 5.3%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		33,761	$33,581,319
American Seafoods Group, LLC
Term Loan, 4.50%, Maturing March 18, 2018		1,416	1,362,179
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020		25,941	25,059,946
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		6,445	6,392,365
Charger OpCo B.V.
Term Loan, 3.50%, Maturing July 23, 2021	EUR	7,025	7,965,182
Term Loan, 3.50%, Maturing July 23, 2021		21,150	20,929,681
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		3,595	3,593,003
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		22,131	20,609,913
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		11,905	11,830,345
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		43,466	43,126,834

9

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		34,455	$34,447,326
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		8,759	8,660,276
JBS USA Holdings, Inc.
Term Loan, 3.75%, Maturing May 25, 2018		15,840	15,730,914
Term Loan, 3.75%, Maturing September 18, 2020		13,751	13,617,553
Meldrew Participations B.V.
Term Loan, 8.00%, (5.00% Cash, 3.00% PIK) Maturing October 31, 2019	EUR	6,383	6,746,797
Term Loan, 4.50%, (1.50% Cash, 3.00% PIK) Maturing December 19, 2022(16)	EUR	3,989	3,757,318
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		49,959	48,593,334
Pinnacle Foods Finance, LLC
Term Loan, 3.00%, Maturing April 29, 2020		5,925	5,792,748
Term Loan, 3.00%, Maturing April 29, 2020		8,934	8,736,017

			$320,533,050

Food Service — 3.6%
Aramark Services, Inc.
Term Loan, 3.67%, Maturing July 26, 2016		441	$436,122
Term Loan, 3.67%, Maturing July 26, 2016		918	907,541
ARG IH Corporation
Term Loan, 4.75%, Maturing November 15, 2020		2,475	2,473,453
B.C. Unlimited Liability Company
Term Loan, 4.50%, Maturing December 12, 2021		61,050	61,188,339
Buffets, Inc.
Term Loan, 0.13%, Maturing April 22, 2015(3)		265	212,360
CEC Entertainment, Inc.
Term Loan, 4.00%, Maturing February 14, 2021		10,099	9,868,316
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		4,543	4,469,528
Darling International, Inc.
Term Loan, 3.50%, Maturing January 6, 2021	EUR	9,478	10,675,173
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		17,511	17,474,394
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		13,588	13,316,225
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019		6,767	6,535,761
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		1,822	1,773,656
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		57,800	57,692,120
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		44,816	30,063,970

			$217,086,958

Food/Drug Retailers — 2.6%
Albertson’s Holdings, LLC
Term Loan, 5.00%, Maturing August 25, 2019		21,325	$21,242,366
Term Loan, 5.50%, Maturing August 25, 2021		6,750	6,748,124
Albertson’s, LLC
Term Loan, 5.38%, Maturing March 21, 2019		26,764	26,742,049
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		32,976	32,179,074
New Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021		11,324	11,202,391
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		1,685	1,685,071

10

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		26,791	$26,935,725
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019		29,982	29,794,739

			$156,529,539

Forest Products — 0.1%
SIG Euro Holdings AG & Co. KG
Term Loan, 4.25%, Maturing December 2, 2018	EUR	2,695	$3,051,642

			$3,051,642

Health Care — 12.4%
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021		10,224	$10,207,331
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		18,172	18,180,016
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		17,350	17,176,059
Amneal Pharmaceuticals, LLC
Term Loan, 5.00%, Maturing November 1, 2019		9,147	9,152,899
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		23,372	23,422,916
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019		6,282	6,294,000
Biomet, Inc.
Term Loan, 3.67%, Maturing July 25, 2017		19,867	19,860,729
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020		3,003	3,000,490
Term Loan, 6.50%, Maturing July 31, 2020		5,005	5,000,817
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019		4,664	4,654,114
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021		4,165	4,159,305
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020		1,607	1,596,986
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019		14,527	14,457,717
Community Health Systems, Inc.
Term Loan, 4.25%, Maturing January 27, 2021		44,007	44,041,081
Convatec, Inc.
Term Loan, 4.00%, Maturing December 22, 2016		3,300	3,299,665
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021		9,601	9,480,926
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021		16,079	16,028,729
DJO Finance, LLC
Term Loan, 4.25%, Maturing September 15, 2017		18,326	18,229,035
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		15,323	14,962,910
Term Loan, 4.50%, Maturing March 11, 2021	EUR	1,443	1,632,549
Drumm Investors, LLC
Term Loan, 6.75%, Maturing May 4, 2018		5,232	5,266,702
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		41,862	41,705,472
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020		4,842	4,812,157
Term Loan, 4.25%, Maturing August 30, 2020		16,200	16,098,336
Term Loan, 4.75%, Maturing August 30, 2020	EUR	700	797,158
Term Loan, 4.75%, Maturing August 30, 2020	EUR	2,300	2,620,808

11

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019	21,038	$21,060,515
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.17%, Maturing February 27, 2021	34,716	34,361,041
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	21,259	21,250,170
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	10,503	10,410,736
Term Loan, 7.75%, Maturing May 15, 2018	13,351	13,334,094
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	15,622	15,426,231
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018	33,420	33,109,660
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	8,091	7,807,981
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021	9,864	9,673,063
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	1,775	1,768,959
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	21,666	21,620,994
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	7,087	6,874,611
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	5,152	5,100,971
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	5,404	5,336,586
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	25,113	25,113,059
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	18,349	18,171,692
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	23,711	22,829,067
Pharmaceutical Product Development, LLC
Term Loan, 4.00%, Maturing December 5, 2018	41,851	41,720,663
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	13,884	13,779,636
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018	13,859	13,836,967
RegionalCare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019	8,028	7,987,487
Sage Products Holdings III, LLC
Term Loan, 5.00%, Maturing December 13, 2019	13,989	14,072,254
Salix Pharmaceuticals Ltd.
Term Loan, 4.25%, Maturing January 2, 2020	11,207	11,174,533
Select Medical Corporation
Term Loan, 3.75%, Maturing June 1, 2018	8,825	8,758,813
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020	11,224	11,125,634
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021	10,475	10,108,375
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019	10,835	10,510,250
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019	14,402	14,239,703

		$746,702,652

Home Furnishings — 0.9%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021	2,456	$2,407,309

12

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		33,998	$33,726,249
Tempur-Pedic International, Inc.
Term Loan, 3.50%, Maturing March 18, 2020		17,358	17,141,216

			$53,274,774

Industrial Equipment — 3.9%
Alliance Laundry Systems, LLC
Term Loan, 4.25%, Maturing December 10, 2018		7,177	$7,123,007
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		45,335	43,918,207
Delachaux S.A.
Term Loan, 5.25%, Maturing October 28, 2021		5,350	5,343,312
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		10,650	10,649,692
Filtration Group Corporation
Term Loan, 4.50%, Maturing November 21, 2020		888	883,692
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		4,200	4,200,000
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		15,909	14,904,288
Term Loan, 4.75%, Maturing July 30, 2020	EUR	3,283	3,538,683
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		24,888	24,484,041
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		6,750	6,547,500
Milacron, LLC
Term Loan, 4.00%, Maturing March 28, 2020		16,239	15,812,944
NN, Inc.
Term Loan, 6.00%, Maturing August 27, 2021		6,333	6,325,298
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		10,487	10,500,557
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		34,767	34,218,534
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		11,096	10,805,018
Spansion, LLC
Term Loan, 3.75%, Maturing December 19, 2019		9,598	9,549,528
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		3,077	3,030,599
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		13,808	13,578,072
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		4,375	4,340,596
Virtuoso US, LLC
Term Loan, 4.75%, Maturing February 11, 2021		4,367	4,311,504

			$234,065,072

Insurance — 4.3%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019		17,365	$17,121,068
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019		31,484	31,483,525
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		90,766	90,368,745
Term Loan, 4.25%, Maturing July 8, 2020		3,343	3,287,007
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		10,675	10,608,281
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		10,407	9,652,086
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 28, 2018		20,867	20,704,432
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		10,938	10,684,855
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		6,266	6,093,597

13

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020	28,807	$27,992,783
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	32,471	32,024,038

		$260,020,417

Leisure Goods/Activities/Movies — 3.4%
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	23,804	$23,548,699
Aufinco Pty Limited
Term Loan, 4.00%, Maturing May 29, 2020	8,115	7,972,765
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	7,200	7,092,000
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	20,906	20,479,532
ClubCorp Club Operations, Inc.
Term Loan, 4.50%, Maturing July 24, 2020	9,939	9,870,233
Dave & Buster’s, Inc.
Term Loan, 4.25%, Maturing July 25, 2020	224	223,336
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	7,894	7,815,388
Equinox Holdings, Inc.
Term Loan, 5.00%, Maturing January 31, 2020	10,303	10,238,274
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	2,231	2,222,571
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	6,223	6,098,338
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	10,316	10,225,860
Nord Anglia Education Finance, LLC
Term Loan, 4.50%, Maturing March 31, 2021	8,905	8,827,329
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	8,848	8,731,818
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	21,932	20,931,669
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)	892	62,470
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	17,940	17,615,094
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	2,972	2,948,274
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020	11,027	8,987,072
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	19,158	18,546,855
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020	14,300	13,826,537

		$206,264,114

Lodging and Casinos — 3.8%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017	2,376	$2,359,846
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	26,409	25,913,647
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	7,150	7,029,344
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	3,877	3,825,909
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(6)	13,723	12,343,737
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020	5,865	5,841,679

14

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020		1,842	$1,844,303
Gala Group Ltd.
Term Loan, 5.50%, Maturing May 27, 2018	GBP	25,725	38,902,010
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		1,292	1,279,838
Term Loan, 5.50%, Maturing November 21, 2019		3,015	2,986,289
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		53,405	52,862,228
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		32,011	31,562,829
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		5,920	5,862,857
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		3,056	3,006,623
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		30,160	29,845,823

			$225,466,962

Nonferrous Metals/Minerals — 1.9%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		18,525	$13,909,219
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018		31,095	22,583,045
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019		17,270	15,186,587
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019		15,012	14,311,018
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		2,016	1,922,764
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		16,757	16,636,872
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019		3,584	3,382,754
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		6,400	5,616,000
United Central Industrial Supply Company, LLC
Term Loan, 7.50%, Maturing October 9, 2018		3,970	3,622,635
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019		1,250	1,187,500
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018		19,269	12,765,495

			$111,123,889

Oil and Gas — 4.5%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019		27,274	$24,137,266
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020		10,375	9,804,375
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020		19,855	18,763,093
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021		9,426	9,065,034
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019		5,905	5,442,617
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021		10,149	8,457,497
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019		18,325	17,436,237
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018		9,214	8,496,865
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020		6,050	3,708,650
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020		10,099	7,641,343

15

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020		33,954	$32,065,540
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		3,166	3,142,489
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021		8,204	6,337,928
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018		16,275	10,269,525
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021		39,820	31,694,021
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020		345	279,877
Term Loan, 4.25%, Maturing December 16, 2020		925	750,452
Term Loan, 4.25%, Maturing December 16, 2020		6,650	5,394,771
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019		1,354	1,211,984
Term Loan, 4.25%, Maturing October 1, 2019		2,217	1,984,238
Term Loan, 4.25%, Maturing October 1, 2019		16,731	14,974,450
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021		3,856	3,537,536
Tallgrass Operations, LLC
Term Loan, 3.75%, Maturing November 13, 2017		6,174	6,019,180
Term Loan, 4.25%, Maturing November 13, 2018		13,363	13,006,969
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018		28,677	26,992,065

			$270,614,002

Publishing — 2.9%
Ascend Learning, LLC
Term Loan, 6.00%, Maturing July 31, 2019		12,895	$12,873,255
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		62,617	56,889,774
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021		16,293	16,267,675
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		50,451	47,549,736
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019		4,183	4,187,542
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018		4,909	4,923,953
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		3,002	2,938,513
Nelson Education Ltd.
Term Loan, 6.75%, Maturing July 3, 2014(17)		1,338	1,070,051
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 3, 2019		5,382	5,395,330
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021		5,400	5,402,252
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020		7,387	7,328,915
Trader Media Corporation Limited
Term Loan, 4.75%, Maturing June 8, 2017	GBP	5,625	8,442,727

			$173,269,723

Radio and Television — 3.0%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020		4,174	$4,117,404
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021		4,190	4,144,987
Block Communications, Inc.
Term Loan, 4.25%, Maturing November 7, 2021		2,145	2,139,263

16

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Clear Channel Communications, Inc.
Term Loan, 3.82%, Maturing January 29, 2016		67	$66,656
Term Loan, 6.92%, Maturing January 30, 2019		17,994	16,817,053
Term Loan, 7.67%, Maturing July 30, 2019		2,571	2,437,154
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		40,287	39,456,017
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		4,614	4,602,287
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020		14,157	13,785,379
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021		2,537	2,508,810
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019		1,715	1,698,756
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020		14,242	14,184,585
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		6,423	6,362,600
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		7,284	7,215,288
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		3,812	3,835,497
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		2,467	2,442,643
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		9,246	9,080,554
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		14,523	13,587,812
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		7,829	7,727,138
Term Loan, 4.00%, Maturing March 1, 2020		23,494	23,174,494

			$179,384,377

Retailers (Except Food and Drug) — 6.0%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		25,478	$25,318,347
B&M Retail Limited
Term Loan, 3.81%, Maturing May 21, 2019	GBP	3,750	5,570,189
Term Loan, 4.31%, Maturing April 28, 2020	GBP	3,000	4,473,417
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		19,714	19,498,527
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		32,022	31,361,523
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		11,370	10,759,202
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		6,127	5,919,795
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		7,415	7,419,990
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		9,162	9,198,043
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		26,971	24,493,210
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		18,573	18,062,238
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		13,840	13,837,309
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		21,247	20,901,306
Term Loan, 4.00%, Maturing January 28, 2020		8,652	8,571,754
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		35,748	34,709,310

17

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Party City Holdings, Inc.
Term Loan, 4.00%, Maturing July 27, 2019		20,911	$20,492,699
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		1,960	1,948,975
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		9,697	9,603,553
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		9,280	7,702,296
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		5,323	5,270,017
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing October 1, 2021		18,928	18,998,541
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		5,285	5,232,212
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		27,327	26,933,903
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		16,713	16,253,818
Vivarte SA
Term Loan, 5.01%, (1.26% Cash, 3.75% PIK), Maturing October 29, 2020(7)	EUR	4,204	1,258,746
Term Loan, 11.01%, (4.01% Cash, 7.00% PIK), Maturing October 29, 2019(8)	EUR	2,782	2,479,374
Wilton Brands, LLC
Term Loan, 7.50%, Maturing August 30, 2018		3,243	3,056,309

			$359,324,603

Steel — 1.6%
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		78,315	$69,350,716
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		10,884	10,713,752
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		6,242	6,190,332
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018		11,707	11,194,580

			$97,449,380

Surface Transport — 0.9%
Hertz Corporation (The)
Term Loan, 3.50%, Maturing March 11, 2018		14,090	$13,926,058
Term Loan, 3.75%, Maturing March 11, 2018		9,600	9,552,000
Term Loan, 4.00%, Maturing March 11, 2018		15,509	15,455,197
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		17,716	15,102,997

			$54,036,252

Telecommunications — 2.9%
CWC Cayman Finance Limited
Term Loan, 5.50%, Maturing November 6, 2016		3,525	$3,531,609
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		70,100	69,428,232
IPC Systems, Inc.
Term Loan, 6.00%, Maturing November 8, 2020		10,945	10,903,956
SBA Senior Finance II, LLC
Term Loan, 3.25%, Maturing March 24, 2021		29,594	29,143,707
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019		12,408	12,025,416
Term Loan, 4.00%, Maturing April 23, 2019		21,114	20,463,078
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019		31,646	31,408,969

			$176,904,967

18

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Utilities — 2.2%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020		7,067	$6,862,421
Term Loan, 3.25%, Maturing January 31, 2022		4,690	4,566,964
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018		4,627	4,607,885
Term Loan, 4.00%, Maturing April 1, 2018		12,212	12,163,143
Term Loan, 4.00%, Maturing October 9, 2019		12,805	12,684,061
Term Loan, 4.00%, Maturing October 30, 2020		3,341	3,309,030
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020		13,534	13,418,156
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020		3,410	3,386,506
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021		3,756	3,750,258
Equipower Resources Holdings, LLC
Term Loan, 4.25%, Maturing December 21, 2018		7,036	7,015,319
Term Loan, 4.25%, Maturing December 31, 2019		5,842	5,826,175
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021		1,008	1,015,581
Term Loan, 5.00%, Maturing December 19, 2021		22,917	23,081,392
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020		3,952	3,881,344
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021		5,212	5,127,194
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020		111	108,474
Term Loan, 4.25%, Maturing May 6, 2020		2,084	2,031,501
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021		12,625	12,677,608
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		3,787	3,744,149
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022		3,000	2,951,250

			$132,208,411

Total Senior Floating-Rate Interests (identified cost $7,355,347,636)			$7,130,796,457

Corporate Bonds & Notes — 5.0%

Security	Principal Amount* (000’s omitted)		Value
Building and Development — 0.0%(9)
Calcipar SA
6.875%, 5/1/18(10)		1,000	$1,017,500

			$1,017,500

Cable and Satellite Television — 0.5%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(10)		4,000	$4,170,000
5.625%, 4/15/23(10)	EUR	5,000	6,184,997
Virgin Media Secured Finance PLC
5.375%, 4/15/21(10)		5,050	5,264,625
6.00%, 4/15/21(10)	GBP	5,175	8,262,266
5.50%, 1/15/25(10)		5,875	6,124,687

			$30,006,575

Chemicals and Plastics — 0.5%
Hexion US Finance Corp.
6.625%, 4/15/20		9,500	$9,048,750

19

Security	Principal Amount* (000’s omitted)		Value
Ineos Finance PLC
7.25%, 2/15/19(10)(11)	EUR	3,000	$3,477,291
8.375%, 2/15/19(10)		3,800	4,056,500
7.50%, 5/1/20(10)		2,375	2,520,469
Polymer Group, Inc.
7.75%, 2/1/19		2,250	2,340,000
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19		11,115	11,274,778

			$32,717,788

Containers and Glass Products — 0.4%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		20,375	$20,884,375
Smurfit Kappa Acquisitions
4.875%, 9/15/18(10)		1,850	1,928,625
3.571%, 10/15/20(10)(11)	EUR	3,000	3,586,958

			$26,399,958

Diversified Financial Services — 0.1%
KION Finance SA
6.75%, 2/15/20(10)	EUR	3,000	$3,681,810

			$3,681,810

Ecological Services and Equipment — 0.1%
Tervita Corp.
8.00%, 11/15/18(10)		3,000	$2,662,500
9.00%, 11/15/18(10)	CAD	4,500	3,010,152

			$5,672,652

Electronics/Electrical — 0.1%
Trionista Holdco GmbH
5.00%, 4/30/20(10)	EUR	3,000	$3,540,346

			$3,540,346

Entertainment — 0.2%
Vougeot Bidco PLC
5.321%, 7/15/20(10)(11)	EUR	6,875	$7,755,075
7.875%, 7/15/20(10)	GBP	3,500	5,574,826

			$13,329,901

Equipment Leasing — 0.0%(9)
International Lease Finance Corp.
6.75%, 9/1/16(10)		750	$802,500
7.125%, 9/1/18(10)		750	846,563

			$1,649,063

Financial Intermediaries — 0.1%
First Data Corp.
7.375%, 6/15/19(10)		2,500	$2,628,125
6.75%, 11/1/20(10)		1,674	1,795,365

			$4,423,490

Food Products — 0.6%
Dole Food Co., Inc.
7.25%, 5/1/19(10)		14,000	$14,087,500
HJ Heinz Co.
4.25%, 10/15/20		7,000	7,074,375
Iceland Bondco PLC
4.81%, 7/15/20(10)(11)	GBP	5,425	5,978,006
6.25%, 7/15/21(10)	GBP	3,925	4,475,499
Picard Groupe SA
4.302%, 8/1/19(10)(11)	EUR	4,000	4,566,329

			$36,181,709

20

Security	Principal Amount* (000’s omitted)		Value
Health Care — 1.1%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		18,225	$18,917,550
5.125%, 8/1/21		13,150	13,692,437
HCA, Inc.
4.75%, 5/1/23		4,650	4,882,500
inVentiv Health, Inc.
9.00%, 1/15/18(10)		6,275	6,526,000
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,531,250
4.375%, 10/1/21		6,225	6,248,344

			$63,798,081

Industrial Equipment — 0.0%(9)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(12)		224	$147,994

			$147,994

Insurance — 0.3%
CNO Financial Group, Inc.
6.375%, 10/1/20(10)		3,000	$3,195,000
Galaxy Bidco, Ltd.
5.555%, 11/15/19(10)(11)(12)	GBP	2,500	3,680,779
Towergate Finance PLC
6.063%, 2/15/18(10)(11)	GBP	7,375	9,830,786

			$16,706,565

Leisure Goods/Activities/Movies — 0.1%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/1/18(10)		2,000	$2,080,000
National CineMedia, LLC
6.00%, 4/15/22		4,200	4,284,000

			$6,364,000

Lodging and Casinos — 0.2%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(6)		5,550	$4,218,000
9.00%, 2/15/20(6)		2,500	1,875,000
9.00%, 2/15/20(6)		6,350	4,762,500

			$10,855,500

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(10)		6,700	$6,532,500

			$6,532,500

Radio and Television — 0.1%
Clear Channel Communications, Inc.
9.00%, 12/15/19		1,709	$1,672,684
Univision Communications, Inc.
6.75%, 9/15/22(10)		3,075	3,359,437

			$5,032,121

Telecommunications — 0.3%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		2,000	$2,147,500
Virgin Media Secured Finance PLC
5.50%, 1/15/25(10)	GBP	3,000	4,720,811
Wind Acquisition Finance SA
5.303%, 4/30/19(10)(11)	EUR	4,825	5,499,956
6.50%, 4/30/20(10)		3,150	3,287,812
4.071%, 7/15/20(10)	EUR	4,700	5,205,203

			$20,861,282

21

Security	Principal Amount* (000’s omitted)	Value
Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(10)	2,000	$2,155,000
7.875%, 1/15/23(10)	5,500	6,187,500
5.875%, 1/15/24(10)	5,000	5,350,000

		$13,692,500

Total Corporate Bonds & Notes (identified cost $314,660,100)		$302,611,335

Asset-Backed Securities — 0.9%
Security	Principal Amount (000’s omitted)	Value
Apidos CLO XIV, Series 2013-14A, Class C1, 3.103%, 4/15/25(10)(11)	$2,400	$2,317,150
Apidos CLO XIV, Series 2013-14A, Class D, 3.753%, 4/15/25(10)(11)	3,000	2,849,424
Apidos CLO XIV, Series 2013-14A, Class E, 4.653%, 4/15/25(10)(11)	1,500	1,301,685
Apidos CLO XVII, Series 2014-17A, Class B, 3.107%, 4/17/26(10)(11)	3,000	2,891,163
Apidos CLO XVII, Series 2014-17A, Class C, 3.557%, 4/17/26(10)(11)	1,500	1,389,175
Apidos CLO XVII, Series 2014-17A, Class D, 5.007%, 4/17/26(10)(11)	1,500	1,320,272
Ares XXVIII CLO, Ltd., Series 2013-3A, Class C1, 3.007%, 10/17/24(10)(11)	2,000	1,919,164
Ares XXVIII CLO, Ltd., Series 2013-3A, Class D, 3.757%, 10/17/24(10)(11)	2,000	1,904,738
Ares XXVIII CLO, Ltd., Series 2013-3A, Class E, 5.157%, 10/17/24(10)(11)	2,000	1,793,674
Avery Point II CLO, Ltd., Series 2013-2A, Class C1, 3.007%, 7/17/25(10)(11)	2,000	1,939,914
Avery Point II CLO, Ltd., Series 2013-2A, Class D, 3.707%, 7/17/25(10)(11)	1,670	1,586,051
Avery Point II CLO, Ltd., Series 2013-2A, Class E, 4.507%, 7/17/25(10)(11)	1,670	1,462,703
Babson CLO, Ltd., Series 2013-IA, Class C, 2.957%, 4/20/25(10)(11)	3,150	3,059,378
Babson CLO, Ltd., Series 2013-IA, Class D, 3.757%, 4/20/25(10)(11)	2,475	2,376,579
Babson CLO, Ltd., Series 2013-IA, Class E, 4.657%, 4/20/25(10)(11)	1,500	1,339,443
Birchwood Park CLO, Ltd., Series 2014-1A, Class C1, 3.353%, 7/15/26(10)(11)	2,175	2,149,407
Birchwood Park CLO, Ltd., Series 2014-1A, Class E1, 5.353%, 7/15/26(10)(11)	2,175	1,923,281
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class B, 2.903%, 7/15/25(10)(11)	2,000	1,927,866
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class C, 3.653%, 7/15/25(10)(11)	2,000	1,896,046
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class D, 4.853%, 7/15/25(10)(11)	1,600	1,434,307
Madison Park Funding XII, Ltd., Series 2014-12A, Class C, 3.357%, 7/20/26(10)(11)	1,750	1,729,357
Madison Park Funding XII, Ltd., Series 2014-12A, Class D, 3.757%, 7/20/26(10)(11)	1,750	1,668,926
Madison Park Funding XII, Ltd., Series 2014-12A, Class E, 5.357%, 7/20/26(10)(11)	1,750	1,605,138
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.957%, 4/20/25(10)(11)	2,625	2,538,320
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.757%, 4/20/25(10)(11)	2,900	2,765,449
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 3.007%, 7/17/25(10)(11)	1,500	1,448,170
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.607%, 7/17/25(10)(11)	1,500	1,382,740
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.757%, 7/17/25(10)(11)	1,800	1,574,417

Total Asset-Backed Securities (identified cost $55,143,645)		$53,493,937

Common Stocks — 0.2%

Security	Shares	Value
Aerospace and Defense — 0.0%(9)
IAP Worldwide Services, LLC(3)(12)(13)	168	$159,671

		$159,671

22

Security	Shares	Value
Automotive — 0.0%(9)
Dayco Products, LLC(12)	48,926	$1,794,972

		$1,794,972

Food Service — 0.0%(9)
Buffets Restaurants Holdings, Inc.(3)(12)(13)	105,043	$43,068

		$43,068

Home Furnishings — 0.0%(9)
Sanitec Europe Oy B Units(3)(12)(13)	162,236	$335,288
Sanitec Europe Oy E Units(3)(12)(13)	154,721	0
Sanitec Europe Oy E1 Units(3)(12)(13)	222,411	459,649

		$794,937

Investment Services — 0.0%
Safelite Realty Corp.(3)(13)(14)	20,048	$0

		$0

Lodging and Casinos — 0.1%
Affinity Gaming, LLC(3)(12)(13)	167,709	$1,760,941
Tropicana Entertainment, Inc.(12)(13)	40,751	672,392

		$2,433,333

Publishing — 0.1%
ION Media Networks, Inc.(3)(12)(13)	13,247	$4,520,406
MediaNews Group, Inc.(3)(12)(13)	66,239	2,649,556

		$7,169,962

Total Common Stocks (identified cost $4,735,932)		$12,395,943

Preferred Stocks — 0.0%(9)

Security	Shares	Value
Business Equipment and Services — 0.0%(9)
Education Management Corp., Series A-1(3)(12)(13)	46,544	$33,046
Education Management Corp., Series A-2(3)(12)(13)	131,953	23,752

		$56,798

Total Preferred Stocks (identified cost $56,798)		$56,798

Warrants — 0.0%(9)

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%(9)
Vivarte Luxco (3)(12)(13)	182,939	$105,428

Total Warrants (identified cost $67,050)		$105,428

23

Short-Term Investments — 1.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(15)	$110,574	$110,574,142

Total Short-Term Investments (identified cost $110,574,142)		$110,574,142

Total Investments — 126.7% (identified cost $7,840,585,303)		$7,610,034,040

Less Unfunded Loan Commitments — (0.1)%		$(5,911,174)

Net Investments — 126.6% (identified cost $7,834,674,129)		$7,604,122,866

Other Assets, Less Liabilities — (26.6)%		$(1,597,210,142)

Net Assets — 100.0%		$6,006,912,724

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

PIK	-	Payment In Kind

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after January 31, 2015, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(6)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Includes Vivarte Class A preferred shares and Luxco ordinary shares that trade with the loan.

(8)	Includes new money preferred shares that trade with the loan.

(9)	Amount is less than 0.05%.

24

(10)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $229,103,235 or 3.8% of the Portfolio’s net assets.

(11)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2015.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)	Restricted security.

(15)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $37,569.

(16)	Includes Staunton Luxco S.C.A. ordinary and preferred shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(17)	The issuer is in default on the payment of principal but continues to pay interest.

A summary of open financial instruments at January 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/27/15	British Pound Sterling 16,977,889	United States Dollar 26,650,855	JPMorgan Chase Bank, N.A.	$1,082,815	$—	$1,082,815
2/27/15	Canadian Dollar 23,724,632	United States Dollar 21,061,416	State Street Bank and Trust Company	2,397,845	—	2,397,845
2/27/15	Euro 61,202,724	United States Dollar 76,333,690	Goldman Sachs International	7,159,943	—	7,159,943
2/27/15	United States Dollar 6,190,065	Euro 5,250,000	State Street Bank and Trust Company	—	(256,307)	(256,307)
2/27/15	United States Dollar 7,162,338	Euro 6,000,000	State Street Bank and Trust Company	—	(380,900)	(380,900)
3/31/15	British Pound Sterling 30,963,489	United States Dollar 48,330,291	Goldman Sachs International	1,710,639	—	1,710,639
3/31/15	Euro 52,183,599	United States Dollar 64,026,667	HSBC Bank USA, N.A.	5,030,412	—	5,030,412
4/30/15	British Pound Sterling 28,106,666	United States Dollar 42,626,710	HSBC Bank USA, N.A.	317,567	—	317,567
4/30/15	Euro 48,412,531	United States Dollar 55,010,191	State Street Bank and Trust Company	260,422	—	260,422

				$17,959,643	$(637,207)	$17,322,436

At January 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2015 , the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary risk exposure is foreign exchange risk was $17,959,643 and $637,207, respectively.

25

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,801,473,574

Gross unrealized appreciation	$64,218,468
Gross unrealized depreciation	(261,569,176)

Net unrealized depreciation	$(197,350,708)

Restricted Securities

At January 31, 2015, the Portfolio owned the following security (representing 0.0% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Safelite Realty Corp.	9/29/00-11/10/00	20,048	$0	$0

Total Common Stocks			$0	$0

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$7,123,570,981	$1,314,302	$7,124,885,283
Corporate Bonds & Notes	—	302,463,341	147,994	302,611,335
Asset-Backed Securities	—	53,493,937	—	53,493,937
Common Stocks	672,392	1,794,972	9,928,579	12,395,943
Preferred Stocks	—	—	56,798	56,798
Warrants	—	—	105,428	105,428
Short-Term Investments	—	110,574,142	—	110,574,142
Total Investments	$672,392	$7,591,897,373	$11,553,101	$7,604,122,866
Forward Foreign Currency Exchange Contracts	$—	$17,959,643	$—	$17,959,643
Total	$672,392	$7,609,857,016	$11,553,101	$7,622,082,509

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(637,207)	$—	$(637,207)
Total	$—	$(637,207)	$—	$(637,207)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

26

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2015 is not presented. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

27

Eaton Vance

Floating-Rate & High Income Fund

January 31, 2015 (Unaudited)

Eaton Vance Floating-Rate & High Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2015, the Fund owned 12.1% of Eaton Vance Floating Rate Portfolio’s outstanding interests and 34.4% of High Income Opportunities Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2015 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Eaton Vance Floating Rate Portfolio (identified cost, $1,515,820,829)	$1,445,913,643	81.2%

High Income Opportunities Portfolio (identified cost, $344,545,534)	346,634,720	19.4

Total Investments in Affiliated Portfolios (identified cost $1,860,366,363)	$1,792,548,363	100.6%

Other Assets, Less Liabilities	$(11,257,781)	(0.6)%

Net Assets	$1,781,290,582	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2015 and October 31, 2014, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Eaton Vance Floating Rate Portfolio’s Portfolio of Investments is included herein. A copy of the Form N-Q (containing a Portfolio of Investments) for High Income Opportunities Portfolio at January 31, 2015 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance

Global Dividend Income Fund

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 88.3%

Security	Shares	Value
Aerospace & Defense — 1.2%
Safran SA	71,500	$4,761,887

		$4,761,887

Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	53,465	$3,807,777

		$3,807,777

Automobiles — 0.4%
Toyota Motor Corp.	27,925	$1,800,351

		$1,800,351

Banks — 9.9%
Bank of America Corp.	310,745	$4,707,787
JPMorgan Chase & Co.	73,209	3,981,105
Lloyds Banking Group PLC(1)	3,020,315	3,345,947
Natixis SA	709,393	4,511,724
Nordea Bank AB	161,000	2,044,018
Regions Financial Corp.	348,020	3,027,774
Skandinaviska Enskilda Banken AB, Class A	544,676	6,558,768
Societe Generale	82,326	3,305,908
Svenska Handelsbanken AB, Class A	27,000	1,278,557
Swedbank AB, Class A	54,000	1,306,305
Unione di Banche Italiane ScpA	407,840	2,805,247
Westpac Banking Corp.	124,410	3,324,987

		$40,198,127

Beverages — 2.6%
Anheuser-Busch InBev NV	50,907	$6,208,927
Constellation Brands, Inc., Class A(1)	37,056	4,092,835

		$10,301,762

Biotechnology — 3.4%
Biogen Idec, Inc.(1)	11,970	$4,658,245
Celgene Corp.(1)	39,529	4,710,276
Gilead Sciences, Inc.(1)	40,964	4,294,256

		$13,662,777

Chemicals — 1.8%
LyondellBasell Industries NV, Class A	38,596	$3,052,558
Monsanto Co.	36,135	4,263,207

		$7,315,765

Commercial Services & Supplies — 0.6%
Brambles, Ltd.	312,662	$2,561,509

		$2,561,509

Communications Equipment — 1.2%
QUALCOMM, Inc.	77,437	$4,836,715

		$4,836,715

Consumer Finance — 1.9%
American Express Co.	33,339	$2,690,124
Discover Financial Services	91,774	4,990,670

		$7,680,794

Diversified Financial Services — 0.8%
ING Groep NV(1)	264,382	$3,286,903

		$3,286,903

1

Security	Shares	Value
Diversified Telecommunication Services — 3.3%
Deutsche Telekom AG	275,850	$4,755,126
Nippon Telegraph & Telephone Corp.	75,450	4,465,639
Verizon Communications, Inc.	92,436	4,225,250

		$13,446,015

Electric Utilities — 0.9%
NextEra Energy, Inc.	33,278	$3,635,289

		$3,635,289

Electrical Equipment — 2.9%
Emerson Electric Co.	65,967	$3,756,161
Mitsubishi Electric Corp.	210,833	2,438,438
Nidec Corp.(2)	41,137	2,799,288
Rockwell Automation, Inc.	26,776	2,916,442

		$11,910,329

Electronic Equipment, Instruments & Components — 1.4%
Corning, Inc.	171,542	$4,077,553
Yaskawa Electric Corp.(2)	128,101	1,637,642

		$5,715,195

Energy Equipment & Services — 0.4%
Halliburton Co.	42,000	$1,679,580

		$1,679,580

Food & Staples Retailing — 2.6%
Costco Wholesale Corp.	34,896	$4,989,779
CVS Health Corp.	35,675	3,501,858
Metro AG(1)	62,000	1,907,831

		$10,399,468

Food Products — 1.1%
Mondelez International, Inc., Class A	123,352	$4,346,924

		$4,346,924

Health Care Equipment & Supplies — 1.1%
Medtronic PLC	64,360	$4,595,304

		$4,595,304

Hotels, Restaurants & Leisure — 2.7%
Accor SA	105,691	$5,254,639
Compass Group PLC	321,618	5,545,062

		$10,799,701

Household Products — 1.3%
Reckitt Benckiser Group PLC	59,758	$5,057,610

		$5,057,610

Industrial Conglomerates — 3.0%
Danaher Corp.	57,536	$4,739,816
Koninklijke Philips NV	141,010	3,888,331
Siemens AG(2)	32,000	3,380,379

		$12,008,526

Insurance — 3.5%
AXA SA	147,963	$3,461,142
MetLife, Inc.	89,867	4,178,815
Prudential PLC	259,074	6,298,191
St James’s Place PLC	18,343	235,998

		$14,174,146

Internet & Catalog Retail — 1.4%
Amazon.com, Inc.(1)	15,920	$5,644,118

		$5,644,118

2

Security	Shares	Value
Internet Software & Services — 3.8%
Facebook, Inc., Class A(1)	54,322	$4,123,583
Google, Inc., Class C(1)	20,807	11,121,758

		$15,245,341

IT Services — 0.8%
Visa, Inc., Class A	11,969	$3,051,018

		$3,051,018

Machinery — 0.9%
SKF AB, Class B	160,000	$3,771,500

		$3,771,500

Media — 1.7%
Live Nation Entertainment, Inc.(1)	79,150	$1,881,396
Walt Disney Co. (The)	52,597	4,784,223

		$6,665,619

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	70,713	$1,188,686

		$1,188,686

Multi-Utilities — 2.0%
National Grid PLC	337,760	$4,748,569
Sempra Energy	31,070	3,477,355

		$8,225,924

Oil, Gas & Consumable Fuels — 5.9%
Devon Energy Corp.	82,135	$4,950,277
Exxon Mobil Corp.	59,000	5,157,780
Occidental Petroleum Corp.	65,835	5,266,800
Statoil ASA	227,847	3,815,589
Total SA	92,846	4,765,837

		$23,956,283

Pharmaceuticals — 7.2%
AstraZeneca PLC	48,532	$3,454,768
Bayer AG	31,618	4,553,981
Merck & Co., Inc.	76,934	4,637,582
Perrigo Co. PLC	28,192	4,277,854
Roche Holding AG PC	31,580	8,511,359
Takeda Pharmaceutical Co., Ltd.	74,988	3,746,351

		$29,181,895

Real Estate Investment Trusts (REITs) — 1.0%
Simon Property Group, Inc.	21,031	$4,178,018

		$4,178,018

Semiconductors & Semiconductor Equipment — 1.1%
NXP Semiconductors NV(1)	56,427	$4,476,918

		$4,476,918

Software — 1.7%
Microsoft Corp.	92,325	$3,729,930
Oracle Corp.	70,754	2,963,885

		$6,693,815

Specialty Retail — 2.1%
Buckle, Inc. (The)(2)	17,000	$863,430
Dixons Carphone PLC	265,031	1,731,996
Home Depot, Inc. (The)	57,468	6,000,809

		$8,596,235

Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	75,419	$8,836,090
Lenovo Group, Ltd.	2,664,718	3,444,746

		$12,280,836

3

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 2.3%
NIKE, Inc., Class B	65,859	$6,075,493
Pandora A/S	42,223	3,018,420

		$9,093,913

Tobacco — 3.1%
British American Tobacco PLC	115,234	$6,501,044
Imperial Tobacco Group PLC	124,500	5,847,638

		$12,348,682

Transportation Infrastructure — 0.2%
Sydney Airport	191,004	$738,081

		$738,081

Wireless Telecommunication Services — 0.9%
Vodafone Group PLC	1,053,717	$3,705,372

		$3,705,372

Total Common Stocks (identified cost $337,078,132)		$357,024,708

Preferred Stocks — 7.0%

Security	Shares	Value
Banks — 4.1%
AgriBank FCB, 6.875% to 1/1/24(3)	9,798	$1,038,895
Bank of America Corp., Series U, 5.20% to 6/1/23(3)	869	839,809
Barclays Bank PLC, 8.25% to 12/15/18(3)	1,180	1,248,537
Citigroup, Inc., Series K, 6.875% to 11/15/23(3)	29,314	788,913
CoBank ACB, Series F, 6.25% to 10/1/22(3)	8,600	886,875
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(4)	1,115	115,124
Farm Credit Bank of Texas, Series 1, 10.00%	530	664,653
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(3)	460	429,741
JPMorgan Chase & Co., Series R, 6.00% to 8/1/23(3)	1,085	1,101,479
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(3)	353	362,454
KeyCorp, Series A, 7.75%	8,409	1,112,090
Lloyds Banking Group PLC, 6.657% to 5/21/37(3)(4)	335	369,967
Northern Trust Corp., Series C, 5.85%	10,570	270,618
Regions Financial Corp., Series A, 6.375%	37,186	943,037
Royal Bank of Scotland Group PLC, Series S, 6.60%	36,430	920,950
Societe Generale, 7.875% to 12/18/23(3)(4)	347	346,002
Standard Chartered PLC, 7.014% to 7/30/37(3)(4)	4.49	488,854
SunTrust Banks, Inc., Series E, 5.875%	34,002	854,555
Texas Capital Bancshares, Inc., 6.50%	20,005	491,123
Texas Capital Bancshares, Inc., Series A, 6.50%	17,500	431,025
Webster Financial Corp., Series E, 6.40%	20,335	506,799
Wells Fargo & Co., Series L, 7.50%	890	1,106,270
Zions Bancorporation, Series I, 5.80% to 9/15/23(3)	512	487,717
Zions Bancorporation, Series J, 7.20% to 9/15/23(3)	600	655,363

		$16,460,850

Capital Markets — 0.4%
Affiliated Managers Group, Inc., 6.375%	21,561	$571,205
Morgan Stanley, Series G, 6.625%	35,777	929,486

		$1,500,691

Consumer Finance — 0.5%
Capital One Financial Corp., Series B, 6.00%	37,300	$939,587
Discover Financial Services, Series B, 6.50%	16,700	441,089
SLM Corp., Series B, 1.941%(5)	10,280	670,770

		$2,051,446

Diversified Financial Services — 0.3%
KKR Financial Holdings, LLC, Series A, 7.375%	38,000	$1,020,015

		$1,020,015

4

Security	Shares	Value
Electric Utilities — 0.4%
AES Gener SA, 8.375% to 6/18/19(3)(4)	515	$564,046
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	7,500	194,569
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	14,785	360,643
Southern California Edison Co., Series E, 6.25% to 2/1/22(3)	500	559,549

		$1,678,807

Food Products — 0.1%
Dairy Farmers of America, 7.875%(4)	4,700	$512,741
Ocean Spray Cranberries, Inc., 6.25%(4)	540	49,815

		$562,556

Machinery — 0.2%
Stanley Black & Decker, Inc., 5.75%	36,888	$951,065

		$951,065

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	18,782	$474,246

		$474,246

Pipelines — 0.2%
NuStar Logistics LP, 7.625% to 1/15/18(3)	29,220	$770,312

		$770,312

Real Estate Investment Trusts (REITs) — 0.5%
American Realty Capital Properties, Inc., Series F, 6.70%	6,353	$146,564
Cedar Realty Trust, Inc., Series B, 7.25%	13,000	340,600
Chesapeake Lodging Trust, Series A, 7.75%	2,610	70,992
DDR Corp., Series J, 6.50%	25,300	676,775
DDR Corp., Series K, 6.25%	6,500	171,291
Vornado Realty Trust, Series K, 5.70%	21,500	543,090

		$1,949,312

Thrifts & Mortgage Finance — 0.2%
EverBank Financial Corp., Series A, 6.75%	37,000	$933,140

		$933,140

Total Preferred Stocks (identified cost $27,364,166)		$28,352,440

Corporate Bonds & Notes — 3.0%

Security	Principal Amount (000’s omitted)	Value
Banks — 1.1%
Banco do Brasil SA, 6.25% to 4/15/24, 10/29/49(3)(4)	$560	$397,320
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(3)(4)	644	602,881
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(3)(4)	917	949,682
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(3)(4)	997	963,750
Deutsche Bank AG, 7.50% to 4/30/25, 12/29/49(3)	720	704,700
Societe Generale SA, 8.25% to 11/29/18, 9/29/49(3)(6)	608	630,800

		$4,249,133

Diversified Financial Services — 0.5%
Leucadia National Corp., 6.625%, 10/23/43	$494	$510,174
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(3)(4)	1,438	1,308,580

		$1,818,754

Diversified Telecommunication Services — 0.2%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(3)(4)	$875	$939,312

		$939,312

Electric Utilities — 0.7%
Enel SpA, 8.75% to 9/24/23, 9/24/73(3)(4)	$995	$1,183,801
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(3)	1,875	1,836,829

		$3,020,630

5

Security	Principal Amount (000’s omitted)	Value
Insurance — 0.4%
Genworth Financial, Inc., 7.625%, 9/24/21	$174	$171,599
XLIT, Ltd., Series E, 6.50% to 4/15/17, 10/29/49(3)	1,416	1,277,940

		$1,449,539

Oil, Gas & Consumable Fuels — 0.1%
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24, 12/29/49(3)(4)	$783	$403,245

		$403,245

Total Corporate Bonds & Notes (identified cost $12,316,536)		$11,880,613

Short-Term Investments — 3.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.08%(7)(8)	$8,626	$8,625,768
Eaton Vance Cash Reserves Fund, LLC, 0.15%(8)	4,852	4,852,210

Total Short-Term Investments (identified cost $13,477,978)		$13,477,978

Total Investments — 101.6% (identified cost $390,236,812)		$410,735,739

Other Assets, Less Liabilities — (1.6)%		$(6,463,017)

Net Assets — 100.0%		$404,272,722

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at January 31, 2015.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $9,195,120 or 2.3% of the Fund’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2015.

(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2015, the aggregate value of these securities is $630,800 or 0.2% of the Fund’s net assets.

(7)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at January 31, 2015. Other Assets, Less Liabilities includes an equal and offsetting liability of the Fund to repay collateral amounts upon the return of loaned securities. At January 31, 2015, the Fund loaned securities having a market value of $8,229,130 and received $8,625,768 of cash collateral for the loans.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 were $1,366 and $1,277, respectively.

6

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	54.7%	$224,812,271
United Kingdom	12.1	49,500,503
France	6.8	27,987,621
Japan	4.1	16,887,709
Germany	3.7	15,302,017
Sweden	3.7	14,959,148
Netherlands	3.1	12,591,464
Ireland	2.5	10,151,098
Switzerland	2.3	9,475,109
Australia	1.6	6,624,577
Belgium	1.5	6,208,927
Italy	1.0	3,989,048
Norway	0.9	3,815,589
China	0.8	3,444,746
Denmark	0.7	3,018,420
Brazil	0.3	1,000,201
Chile	0.1	564,046
Cayman Islands	0.1	403,245

Total Investments	100.0%	$410,735,739

A summary of open financial instruments at January 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/27/15	British Pound Sterling 1,930,000	United States Dollar 2,892,607	Citibank, N.A.	$—	$(13,898)	$(13,898)
2/27/15	British Pound Sterling 1,930,000	United States Dollar 2,897,046	Standard Chartered Bank	—	(9,459)	(9,459)
2/27/15	British Pound Sterling 1,940,000	United States Dollar 2,912,464	State Street Bank and Trust Company	—	(9,100)	(9,100)
2/27/15	Euro 2,331,000	United States Dollar 2,616,571	Citibank, N.A.	—	(18,018)	(18,018)
2/27/15	Euro 2,331,000	United States Dollar 2,622,165	Standard Chartered Bank	—	(12,423)	(12,423)
2/27/15	Euro 2,338,000	United States Dollar 2,629,315	State Street Bank and Trust Company	—	(13,185)	(13,185)
2/27/15	Swedish Krona 5,000,000	United States Dollar 601,322	State Street Bank and Trust Company	—	(3,090)	(3,090)
2/27/15	Swiss Franc 933,000	United States Dollar 1,064,339	Citibank, N.A.	46,910	—	46,910
2/27/15	Swiss Franc 933,000	United States Dollar 1,066,834	Standard Chartered Bank	49,405	—	49,405
2/27/15	Swiss Franc 934,000	United States Dollar 1,065,991	State Street Bank and Trust Company	47,471	—	47,471

				$143,786	$(79,173)	$64,613

At January 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

At January 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $143,786 and $79,173, respectively.

7

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$390,227,342

Gross unrealized appreciation	$35,847,996
Gross unrealized depreciation	(15,339,599)

Net unrealized appreciation	$20,508,397

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$25,249,469	$17,350,468	$—	$42,599,937
Consumer Staples	16,931,396	25,523,050	—	42,454,446
Energy	17,054,437	8,581,426	—	25,635,863
Financials	27,754,293	41,763,695	—	69,517,988
Health Care	27,173,517	20,266,459	—	47,439,976
Industrials	15,220,196	24,339,413	—	39,559,609
Information Technology	47,217,450	5,082,388	—	52,299,838
Materials	8,504,451	—	—	8,504,451
Telecommunication Services	4,225,250	12,926,137	—	17,151,387
Utilities	7,112,644	4,748,569	—	11,861,213
Total Common Stocks	$196,443,103	$160,581,605 *	$—	$357,024,708
Preferred Stocks
Consumer Staples	$—	$562,556	$—	$562,556
Energy	—	770,312	—	770,312
Financials	7,722,103	16,193,351	—	23,915,454
Industrials	—	951,065	—	951,065
Utilities	474,246	1,678,807	—	2,153,053
Total Preferred Stocks	$8,196,349	$20,156,091	$—	$28,352,440
Corporate Bonds & Notes	$—	$11,880,613	$—	$11,880,613
Short-Term Investments	—	13,477,978	—	13,477,978
Total Investments	$204,639,452	$206,096,287	$—	$410,735,739
Forward Foreign Currency Exchange Contracts	$—	$143,786	$—	$143,786
Total	$204,639,452	$206,240,073	$—	$410,879,525

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(79,173)	$—	$(79,173)
Total	$—	$(79,173)	$—	$(79,173)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

8

The Fund held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

Global Macro Absolute Return Fund

January 31, 2015 (Unaudited)

Eaton Vance Global Macro Absolute Return Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2015, the value of the Fund’s investment in the Portfolio was $4,146,411,677 and the Fund owned 89.7% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Portfolio

January 31, 2015

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 58.0%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.7%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	26,074	$30,779,574

Total Albania			$30,779,574

Argentina — 2.0%
Republic of Argentina, 7.00%, 10/3/15	USD	48,755	$48,022,371
Republic of Argentina, 8.28%, 12/31/33(2)(3)	USD	25,227	21,137,925
Republic of Argentina, 8.75%, 5/7/24(2)	USD	23,301	22,854,879

Total Argentina			$92,015,175

Bangladesh — 1.2%
Bangladesh Treasury Bond, 8.50%, 12/7/16	BDT	234,600	$3,031,893
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	362,000	4,704,379
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	483,800	6,430,152
Bangladesh Treasury Bond, 10.70%, 11/6/15	BDT	450,000	5,921,844
Bangladesh Treasury Bond, 10.90%, 7/3/15	BDT	403,900	5,279,251
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	100,400	1,375,949
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	288,000	3,966,159
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	139,900	1,928,895
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	135,600	1,865,456
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	91,300	1,263,329
Bangladesh Treasury Bond, 11.70%, 4/3/18	BDT	600,200	8,342,467
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	369,600	5,128,873
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	151,800	2,117,141
Bangladesh Treasury Bond, 11.75%, 7/10/18	BDT	108,400	1,504,638
Bangladesh Treasury Bond, 11.82%, 3/6/18	BDT	291,700	4,064,580

Total Bangladesh			$56,925,006

Barbados — 0.4%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	21,990	$18,306,675
Barbados Government International Bond, 6.625%, 12/5/35(4)	USD	2,975	2,476,687

Total Barbados			$20,783,362

Belarus — 0.4%
Republic of Belarus, 8.75%, 8/3/15(1)	USD	17,529	$16,636,423
Republic of Belarus, 8.95%, 1/26/18(1)	USD	5,005	4,079,075

Total Belarus			$20,715,498

Bermuda — 0.7%
Government of Bermuda, 4.854%, 2/6/24(4)	USD	15,798	$16,469,415
Government of Bermuda, 5.603%, 7/20/20(4)	USD	13,732	15,203,246

Total Bermuda			$31,672,661

Bolivia — 0.0%(5)
Bolivian Government International Bond, 4.875%, 10/29/22(1)	USD	200	$202,000

Total Bolivia			$202,000

Colombia — 0.2%
Republic of Colombia, 5.00%, 6/15/45	USD	10,210	$10,909,385

Total Colombia			$10,909,385

Costa Rica — 0.1%
Titulo Propiedad UD, 1.00%, 1/12/22(6)	CRC	1,585,046	$2,363,161
Titulo Propiedad UD, 1.63%, 7/13/16(6)	CRC	176,702	324,369

Total Costa Rica			$2,687,530

Security	Principal Amount (000’s omitted)		Value
Croatia — 2.3%
Croatia Government International Bond, 6.25%, 4/27/17(1)	USD	36,825	$39,057,332
Croatia Treasury Bill, 0.00%, 2/12/15	EUR	58,771	66,409,932

Total Croatia			$105,467,264

Cyprus — 0.8%
Republic of Cyprus, 3.75%, 11/1/15(1)(4)	EUR	34,752	$39,191,209

Total Cyprus			$39,191,209

Dominican Republic — 1.0%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(4)	DOP	195,500	$4,573,745
Dominican Republic International Bond, 11.50%, 5/10/24(4)	DOP	170,000	4,041,000
Dominican Republic International Bond, 14.00%, 4/30/21(4)	DOP	110,600	2,773,641
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	342,000	8,691,687
Dominican Republic International Bond, 14.50%, 2/10/23(4)	DOP	29,800	757,346
Dominican Republic International Bond, 15.95%, 6/4/21(4)	DOP	103,000	2,925,356
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	677,800	20,737,967
Dominican Republic International Bond, 18.50%, 2/4/28(4)	DOP	13,600	416,106

Total Dominican Republic			$44,916,848

Ecuador — 2.8%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	88,212	$78,508,680
Republic of Ecuador, 7.95%, 6/20/24(4)	USD	36,244	32,257,160
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	19,310	19,145,865

Total Ecuador			$129,911,705

Fiji — 1.4%
Republic of Fiji, 9.00%, 3/15/16	USD	62,365	$64,739,366

Total Fiji			$64,739,366

Germany — 0.4%
Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000	$19,666,774

Total Germany			$19,666,774

Greece — 0.2%
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/23(1)(7)	EUR	830	$546,608
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/24(1)(7)	EUR	830	539,380
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/25(1)(7)	EUR	830	529,992
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/26(1)(7)	EUR	830	492,788
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/27(1)(7)	EUR	830	479,280
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/28(1)(7)	EUR	830	467,661
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/29(1)(7)	EUR	830	464,935
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/30(1)(7)	EUR	830	468,366
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/31(1)(7)	EUR	830	460,389
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/32(1)(7)	EUR	830	463,355
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/33(1)(7)	EUR	830	463,434
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/34(1)(7)	EUR	830	460,825
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/35(1)(7)	EUR	830	460,325
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/36(1)(7)	EUR	830	464,541
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/37(1)(7)	EUR	830	468,888
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/38(1)(7)	EUR	830	465,003
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/39(1)(7)	EUR	830	464,522
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/40(1)(7)	EUR	830	463,863
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/41(1)(7)	EUR	830	460,825
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/42(1)(7)	EUR	830	465,768

Total Greece			$9,550,748

Hungary — 1.5%
Hungary Government Bond, 3.50%, 6/24/20	HUF	13,088,510	$50,315,373
Hungary Government International Bond, 4.75%, 2/3/15	USD	19,000	19,000,000

Total Hungary			$69,315,373

Security	Principal Amount (000’s omitted)		Value
Iceland — 1.2%
Republic of Iceland, 6.25%, 2/5/20	ISK	1,359,200	$7,868,328
Republic of Iceland, 6.50%, 1/24/31	ISK	113,120	643,037
Republic of Iceland, 7.25%, 10/26/22	ISK	2,374,866	14,558,635
Republic of Iceland, 8.00%, 6/12/25	ISK	1,068,680	6,894,117
Republic of Iceland, 8.75%, 2/26/19	ISK	3,691,371	23,222,785

Total Iceland			$53,186,902

India — 0.9%
India Government Bond, 7.16%, 5/20/23	INR	1,565,620	$24,476,681
India Government Bond, 8.12%, 12/10/20	INR	1,084,330	17,847,195

Total India			$42,323,876

Indonesia — 2.1%
Indonesia Government Bond, 8.375%, 3/15/24	IDR	451,647,000	$38,804,384
Indonesia Government Bond, 8.375%, 3/15/34	IDR	134,692,000	11,679,421
Indonesia Government Bond, 8.75%, 2/15/44	IDR	44,180,000	3,899,736
Indonesia Government Bond, 9.00%, 3/15/29	IDR	466,909,000	42,732,853

Total Indonesia			$97,116,394

Iraq — 0.9%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	52,415	$42,383,398

Total Iraq			$42,383,398

Jordan — 0.4%
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,000	$2,823,144
Jordan Government Bond, 8.163%, 3/25/16	JOD	2,000	2,966,703
Jordan Government Bond, 8.60%, 3/4/16	JOD	2,000	2,974,246
Kingdom of Jordan, 3.875%, 11/12/15(1)	USD	11,414	11,491,615

Total Jordan			$20,255,708

Kenya — 0.2%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	528,100	$5,697,120
Kenya Treasury Bond, 11.855%, 5/22/17	KES	189,500	2,134,682

Total Kenya			$7,831,802

Lebanon — 3.1%
Lebanese Republic, 4.10%, 6/12/15(1)	USD	9,782	$9,837,757
Lebanese Republic, 8.50%, 8/6/15	USD	4,750	4,880,625
Lebanese Republic, 8.50%, 1/19/16(1)	USD	68,604	71,743,319
Lebanon Treasury Note, 6.50%, 4/2/15	LBP	7,981,450	5,301,339
Lebanon Treasury Note, 6.50%, 4/30/15	LBP	9,601,050	6,387,390
Lebanon Treasury Note, 6.50%, 5/14/15	LBP	44,513,280	29,636,571
Lebanon Treasury Note, 6.50%, 5/28/15	LBP	5,760,930	3,838,498
Lebanon Treasury Note, 6.50%, 6/25/15	LBP	9,976,440	6,657,258
Lebanon Treasury Note, 7.08%, 3/26/15	LBP	4,735,970	3,146,900

Total Lebanon			$141,429,657

Macedonia — 1.4%
Republic of Macedonia, 3.975%, 7/24/21(4)	EUR	55,460	$63,469,654

Total Macedonia			$63,469,654

Malaysia — 1.0%
Malaysia Government Bond, 3.492%, 3/31/20	MYR	17,820	$4,858,308
Malaysia Government Bond, 3.654%, 10/31/19	MYR	82,801	22,815,624
Malaysia Government Bond, 4.048%, 9/30/21	MYR	11,875	3,332,014
Malaysia Government Investment Issue, 3.716%, 3/23/21	MYR	64,133	17,358,265

Total Malaysia			$48,364,211

Mozambique — 0.2%
Republic of Mozambique, 6.305%, 9/11/20(1)	USD	9,219	$8,596,717

Total Mozambique			$8,596,717

Security	Principal Amount (000’s omitted)		Value
New Zealand — 2.6%
New Zealand Government Bond, 2.00%, 9/20/25(1)(6)	NZD	55,057	$40,118,850
New Zealand Government Bond, 3.00%, 9/20/30(1)(6)	NZD	45,685	38,113,050
New Zealand Government Bond, 5.00%, 3/15/19(1)	NZD	33,390	26,034,646
New Zealand Government Bond, 5.50%, 4/15/23(1)	NZD	16,093	13,660,251

Total New Zealand			$117,926,797

Nigeria — 0.1%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	5,766	$5,599,536

Total Nigeria			$5,599,536

Pakistan — 1.3%
Islamic Republic of Pakistan, 6.875%, 6/1/17(1)	USD	6,390	$6,597,675
Islamic Republic of Pakistan, 7.125%, 3/31/16(1)	USD	5,164	5,318,920
Islamic Republic of Pakistan, 7.25%, 4/15/19(1)	USD	13,134	13,445,932
Islamic Republic of Pakistan, 7.25%, 4/15/19(4)	USD	15,860	16,236,675
Islamic Republic of Pakistan, 8.25%, 4/15/24(1)	USD	6,866	7,142,013
Islamic Republic of Pakistan, 8.25%, 4/15/24(4)	USD	11,413	11,871,803

Total Pakistan			$60,613,018

Paraguay — 0.7%
Republic of Paraguay, 6.10%, 8/11/44(1)	USD	6,068	$6,705,140
Republic of Paraguay, 6.10%, 8/11/44(4)	USD	21,065	23,329,487

Total Paraguay			$30,034,627

Philippines — 1.4%
Republic of the Philippines, 4.125%, 11/8/17	PHP	350,030	$8,198,360
Republic of the Philippines, 4.625%, 7/5/17	PHP	325,440	7,665,927
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	43,650,039
Republic of the Philippines, 7.00%, 1/27/16	PHP	261,300	6,196,087

Total Philippines			$65,710,413

Romania — 2.0%
Romania Government Bond, 4.625%, 9/18/20(1)	EUR	10,091	$13,391,252
Romania Government Bond, 4.875%, 11/7/19(1)	EUR	26,465	35,186,743
Romania Government Bond, 5.95%, 6/11/21	RON	141,330	43,619,832

Total Romania			$92,197,827

Russia — 1.2%
Russia Foreign Bond, 3.625%, 4/29/15(1)	USD	56,400	$56,385,900

Total Russia			$56,385,900

Rwanda — 0.3%
Republic of Rwanda, 6.625%, 5/2/23(1)(2)	USD	15,679	$15,835,790

Total Rwanda			$15,835,790

Serbia — 3.9%
Republic of Serbia, 5.25%, 11/21/17(1)	USD	10,122	$10,529,410
Serbia Treasury Bond, 4.00%, 11/8/16	EUR	6,114	6,942,924
Serbia Treasury Bond, 4.50%, 6/2/17	EUR	8,700	9,970,174
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	195,630	1,797,916
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	996,190	9,173,046
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	1,412,950	13,089,919
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	1,692,700	15,705,808
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	2,869,600	26,670,417
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	38,990	362,390
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	324,720	3,018,023
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	495,400	4,597,753
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,762,500	16,301,316
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	2,515,020	23,234,836
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100	6,168,059

Security	Principal Amount (000’s omitted)		Value
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,160,420	$18,263,049
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	1,376,300	12,877,585

Total Serbia			$178,702,625

Slovenia — 4.4%
Republic of Slovenia, 4.125%, 2/18/19(1)	USD	9,953	$10,592,480
Republic of Slovenia, 4.375%, 1/18/21(1)	EUR	36,977	49,921,516
Republic of Slovenia, 4.625%, 9/9/24(1)	EUR	10,680	15,471,684
Republic of Slovenia, 5.125%, 3/30/26(1)	EUR	28,074	42,953,769
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	16,570	19,200,488
Republic of Slovenia, 5.85%, 5/10/23(4)	USD	55,629	66,063,888

Total Slovenia			$204,203,825

Sri Lanka — 1.6%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	34,850	$36,679,625
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	14,760	15,737,850
Republic of Sri Lanka, 6.25%, 10/4/20(4)	USD	13,109	13,977,471
Sri Lanka Government Bond, 6.50%, 7/15/15	LKR	133,690	1,013,808
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	358,310	2,897,124
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	179,160	1,619,457
Sri Lanka Government Bond, 11.75%, 3/15/15	LKR	448,760	3,415,535

Total Sri Lanka			$75,340,870

Tanzania — 1.1%
United Republic of Tanzania, 6.329%, 3/9/20(1)(8)	USD	49,465	$50,454,300

Total Tanzania			$50,454,300

Thailand — 1.0%
Kingdom of Thailand, 1.25%, 3/12/28(1)(6)	THB	1,779,648	$47,106,491

Total Thailand			$47,106,491

Turkey — 5.0%
Turkey Government Bond, 2.00%, 10/26/22(6)	TRY	16,474	$6,808,288
Turkey Government Bond, 3.00%, 1/6/21(6)	TRY	19,582	8,541,021
Turkey Government Bond, 3.00%, 7/21/21(6)	TRY	30,527	13,377,507
Turkey Government Bond, 4.00%, 4/1/20(6)	TRY	213,334	96,799,772
Turkey Government Bond, 6.75%, 4/3/18	USD	44,250	49,644,075
Turkey Government Bond, 7.50%, 7/14/17	USD	40,000	44,900,000
Turkey Government Bond, 10.70%, 2/24/16	TRY	30,254	12,868,304

Total Turkey			$232,938,967

Uganda — 0.5%
Uganda Government Bond, 13.25%, 11/5/15	UGX	2,486,000	$871,033
Uganda Government Bond, 13.375%, 2/25/16	UGX	9,767,800	3,409,987
Uganda Government Bond, 14.00%, 3/24/16	UGX	11,686,200	4,092,382
Uganda Government Bond, 14.125%, 12/1/16	UGX	29,992,700	10,282,982
Uganda Government Bond, 14.625%, 11/1/18	UGX	9,619,700	3,228,681

Total Uganda			$21,885,065

Uruguay — 1.1%
Monetary Regulation Bill, 0.00%, 3/26/15	UYU	19,280	$775,076
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	65,580	2,494,086
Monetary Regulation Bill, 0.00%, 10/8/15	UYU	120,430	4,504,227
Monetary Regulation Bill, 0.00%, 11/26/15	UYU	114,867	4,227,589
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	9,000	325,803
Monetary Regulation Bill, 0.00%, 3/3/16(6)	UYU	303,220	11,887,295
Monetary Regulation Bill, 0.00%, 4/21/16	UYU	126,523	4,433,495
Monetary Regulation Bill, 0.00%, 4/21/16(6)	UYU	382,590	14,908,512
Monetary Regulation Bill, 0.00%, 7/28/16	UYU	40,135	1,362,034
Monetary Regulation Bill, 0.00%, 7/28/16(6)	UYU	23,618	908,910

Security	Principal Amount (000’s omitted)		Value
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(6)	UYU	39,559	$1,537,731
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(6)	UYU	5,202	202,462
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	34,315	1,389,895

Total Uruguay			$48,957,115

Venezuela — 1.4%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)(2)	USD	108,526	$62,402,450
Bolivarian Republic of Venezuela, 7.00%, 3/16/15	EUR	1,641	1,789,428

Total Venezuela			$64,191,878

Zambia — 0.9%
Republic of Zambia, 8.50%, 4/14/24(4)	USD	34,224	$36,177,335
Zambia Government Bond, 11.00%, 9/2/19	ZMW	44,500	4,963,666

Total Zambia			$41,141,001

Total Foreign Government Bonds (identified cost $2,839,355,988)			$2,683,633,842

Foreign Corporate Bonds — 2.1%

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.5%
Bank of Georgia JSC, 7.75%, 7/5/17(1)(2)	USD	22,216	$22,549,240

Total Georgia			$22,549,240

India — 1.4%
Export-Import Bank of India, 8.87%, 10/30/29	INR	545,000	$9,286,325
Food Corp. of India, 9.95%, 3/7/22	INR	500,000	9,032,922
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	555,000	9,411,347
National Hydroelectric PC, Ltd., 8.78%, 2/11/28	INR	50,000	858,453
National Hydroelectric PC, Ltd., 8.85%, 2/11/26	INR	35,000	600,156
National Hydroelectric PC, Ltd., 8.85%, 2/11/27	INR	50,000	851,494
NTPC, Ltd., 9.17%, 9/22/24	INR	525,000	9,057,855
Power Finance Corp., Ltd., 9.32%, 9/17/19	INR	550,000	9,225,563
Power Grid Corp. of India, Ltd., 8.93%, 10/20/21	INR	100,000	1,668,796
Power Grid Corp. of India, Ltd., 8.93%, 10/20/22	INR	100,000	1,670,838
Power Grid Corp. of India, Ltd., 8.93%, 10/20/23	INR	100,000	1,683,292
Power Grid Corp. of India, Ltd., 8.93%, 10/20/24	INR	85,000	1,435,851
Rural Electrification Corp., Ltd., 9.04%, 10/12/19	INR	550,000	9,150,661

Total India			$63,933,553

Russia — 0.2%
Gazprom OAO Via Gaz Capital SA, 4.30%, 11/12/15(4)	USD	11,535	$11,325,928

Total Russia			$11,325,928

Total Foreign Corporate Bonds (identified cost $97,149,448)			$97,808,721

Senior Floating-Rate Interests — 0.4%(9)

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Banks and Thrifts — 0.4%
Akbank T.A.S., Term Loan, 0.636%, 9/25/15	EUR	6,000	$6,739,067

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Turkiye Is Bankasi A.S., Term Loan, 0.732%, 5/8/15	USD	7,000	$6,977,691
Turkiye Vakiflar Bankasi, Term Loan, 0.58%, 9/22/15	EUR	5,000	5,608,810

Total Banks and Thrifts			$19,325,568

Total Senior Floating-Rate Interests (identified cost $20,670,986)			$19,325,568

Sovereign Loans — 0.3%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.3%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed) Term Loan, 3.06%, Maturing August 1, 2021(10)(11)(12)(13)		$15,600	$15,021,272

Total Ethiopia			$15,021,272

Total Sovereign Loans (identified cost $14,115,490)			$15,021,272

Debt Obligations - United States — 15.6%

Corporate Bonds & Notes — 0.0%(5)

Security	Principal Amount		Value
Eaton Corp., 8.875%, 6/15/19		$500,000	$618,712

Total Corporate Bonds & Notes (identified cost $517,589)			$618,712

Collateralized Mortgage Obligations — 1.2%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22		$159,095	$183,779
Series 1548, Class Z, 7.00%, 7/15/23		158,768	180,789
Series 1650, Class K, 6.50%, 1/15/24		952,918	1,080,004
Series 1817, Class Z, 6.50%, 2/15/26		130,888	150,217
Series 1927, Class ZA, 6.50%, 1/15/27		509,363	585,066
Series 2127, Class PG, 6.25%, 2/15/29		699,342	775,210
Series 2344, Class ZD, 6.50%, 8/15/31		940,500	1,108,059
Series 2458, Class ZB, 7.00%, 6/15/32		1,705,063	2,013,343

			$6,076,467

Federal National Mortgage Association:
Series 1992-180, Class F, 1.318%, 10/25/22(8)		$589,564	$599,997
Series 1993-16, Class Z, 7.50%, 2/25/23		569,445	646,431
Series 1993-79, Class PL, 7.00%, 6/25/23		379,977	432,254
Series 1993-104, Class ZB, 6.50%, 7/25/23		132,253	146,503
Series 1993-121, Class Z, 7.00%, 7/25/23		2,168,152	2,447,912
Series 1993-141, Class Z, 7.00%, 8/25/23		438,529	499,715
Series 1994-42, Class ZQ, 7.00%, 4/25/24		2,704,918	3,042,794
Series 1994-79, Class Z, 7.00%, 4/25/24		546,193	616,222
Series 1994-89, Class ZQ, 8.00%, 7/25/24		409,874	475,318
Series 1996-35, Class Z, 7.00%, 7/25/26		132,211	153,644
Series 1998-16, Class H, 7.00%, 4/18/28		431,859	494,521
Series 1998-44, Class ZA, 6.50%, 7/20/28		719,978	838,617

Security	Principal Amount	Value
Series 1999-25, Class Z, 6.00%, 6/25/29	$837,529	$957,976
Series 2000-2, Class ZE, 7.50%, 2/25/30	178,923	213,226
Series 2000-49, Class A, 8.00%, 3/18/27	539,713	633,754
Series 2001-31, Class ZA, 6.00%, 7/25/31	5,739,908	6,580,969
Series 2001-37, Class GA, 8.00%, 7/25/16	13,339	13,777
Series 2001-74, Class QE, 6.00%, 12/25/31	1,731,389	1,955,131
Series 2009-48, Class WA, 5.829%, 7/25/39(14)	6,979,989	7,871,842
Series 2011-38, Class SA, 12.995%, 5/25/41(15)	8,565,030	10,043,203
Series G48, Class Z, 7.10%, 12/25/21	491,050	547,082
Series G92-60, Class Z, 7.00%, 10/25/22	1,006,928	1,106,616
Series G93-1, Class K, 6.675%, 1/25/23	768,063	855,226
Series G93-31, Class PN, 7.00%, 9/25/23	2,309,300	2,636,516
Series G93-41, Class ZQ, 7.00%, 12/25/23	4,648,205	5,310,696
Series G94-7, Class PJ, 7.50%, 5/17/24	766,213	892,280

		$50,012,222

Government National Mortgage Association:
Series 2001-35, Class K, 6.45%, 10/26/23	$175,791	$194,513

		$194,513

Total Collateralized Mortgage Obligations (identified cost $51,616,943)		$56,283,202

Mortgage Pass-Throughs — 13.7%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.457%, with maturity at 2036(16)	$4,804,473	$5,153,518
2.882%, with maturity at 2035(16)	3,852,407	4,109,761
3.023%, with maturity at 2023(16)	151,453	158,500
3.094%, with maturity at 2029(16)	605,820	614,412
4.374%, with maturity at 2030(16)	880,406	960,045
4.50%, with maturity at 2035	746,956	809,746
6.00%, with various maturities to 2035	27,336,971	31,604,101
6.50%, with various maturities to 2033	29,900,157	34,900,711
6.60%, with maturity at 2030	1,726,125	2,050,634
7.00%, with various maturities to 2036	30,085,448	35,272,832
7.31%, with maturity at 2026	121,764	142,847
7.50%, with various maturities to 2035	17,846,548	21,053,980
7.95%, with maturity at 2022	265,621	302,414
8.00%, with various maturities to 2034	7,052,433	8,451,493
8.15%, with maturity at 2021	89,326	99,812
8.30%, with maturity at 2021	16,303	18,177
8.47%, with maturity at 2018	45,263	48,868
8.50%, with various maturities to 2028	568,695	671,219
9.00%, with various maturities to 2027	962,481	1,101,388
9.50%, with maturity at 2027	130,715	151,521
9.75%, with maturity at 2016	225	236
10.00%, with various maturities to 2020	288,519	320,359
10.50%, with maturity at 2021	158,379	174,605
11.00%, with maturity at 2016	58,577	61,267

		$148,232,446

Federal National Mortgage Association:
1.913%, with various maturities to 2035(16)	$3,761,189	$3,896,373
1.917%, with various maturities to 2033(16)	14,407,623	14,927,044
1.919%, with maturity at 2038(16)	1,014,255	1,054,184
1.92%, with maturity at 2027(16)	277,675	286,194
1.921%, with various maturities to 2035(16)	15,870,609	16,480,909
2.002%, with maturity at 2035(16)	3,821,467	3,956,003

Security	Principal Amount	Value
2.063%, with maturity at 2025(16)	$935,214	$968,976
2.263%, with maturity at 2024(16)	525,567	546,810
2.275%, with maturity at 2028(16)	210,603	222,560
2.785%, with maturity at 2023(16)	88,569	91,335
3.64%, with maturity at 2034(16)	2,438,262	2,658,818
3.723%, with maturity at 2035(16)	7,689,406	8,384,960
3.869%, with maturity at 2035(16)	6,405,398	6,984,805
5.50%, with maturity at 2020	581,662	619,651
6.00%, with various maturities to 2038	121,772,697	141,605,377
6.32%, with maturity at 2032(16)	2,385,484	2,667,498
6.50%, with various maturities to 2038	34,204,438	39,655,352
7.00%, with various maturities to 2037	73,688,047	86,867,427
7.226%, with maturity at 2025(16)	64,256	68,925
7.50%, with various maturities to 2037	53,000,054	63,532,755
8.00%, with various maturities to 2034	4,229,761	4,987,102
8.50%, with various maturities to 2037	6,956,314	8,590,041
9.00%, with various maturities to 2032	1,787,387	2,084,790
9.061%, with maturity at 2028	153,030	165,411
9.50%, with various maturities to 2031	1,587,880	1,872,155
9.964%, with maturity at 2027	167,923	188,867
10.50%, with maturity at 2029	182,353	215,935
11.50%, with maturity at 2031	243,098	301,214

		$413,881,471

Government National Mortgage Association:
2.00%, with maturity at 2024(16)	$411,208	$425,322
6.00%, with maturity at 2032	10,579,717	12,318,877
6.50%, with various maturities to 2032	14,070,315	16,515,233
7.00%, with various maturities to 2034	17,053,841	20,060,802
7.50%, with various maturities to 2031	4,521,332	5,270,134
7.75%, with maturity at 2019	22,986	25,711
8.00%, with various maturities to 2034	9,979,091	11,781,735
8.30%, with various maturities to 2020	27,585	29,751
8.50%, with various maturities to 2021	347,721	371,572
9.00%, with various maturities to 2025	209,026	241,622
9.50%, with various maturities to 2026	843,140	1,014,100

		$68,054,859

Total Mortgage Pass-Throughs (identified cost $599,409,774)		$630,168,776

U.S. Treasury Obligations — 0.7%

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21	$1,500,000	$2,071,288
U.S. Treasury Bond, 11.25%, 2/15/15(17)	30,000,000	30,119,520

Total U.S. Treasury Obligations (identified cost $31,789,070)		$32,190,808

Total Debt Obligations - United States (identified cost $683,333,376)		$719,261,498

Common Stocks — 1.2%

Security	Shares	Value
Germany — 0.2%
Deutsche Wohnen AG	385,138	$10,004,491

Total Germany		$10,004,491

Security	Shares	Value
Luxembourg — 0.2%
GAGFAH SA(18)	409,043	$9,114,948

Total Luxembourg		$9,114,948

Singapore — 0.2%
Yoma Strategic Holdings, Ltd.(18)	27,666,000	$11,026,582

Total Singapore		$11,026,582

Sri Lanka — 0.2%
Commercial Bank of Ceylon PLC	921,300	$1,172,201
Dialog Axiata PLC	12,460,500	1,130,381
Hatton National Bank PLC	799,700	1,240,743
John Keells Holdings PLC	3,040,000	4,912,173

Total Sri Lanka		$8,455,498

United Kingdom — 0.1%
Genel Energy PLC(18)	356,000	$3,327,051

Total United Kingdom		$3,327,051

Vietnam — 0.3%
Bank for Foreign Trade of Vietnam JSC	485,500	$812,136
Bank for Investment & Development of Vietnam	252,700	207,579
Bao Viet Holdings	122,300	197,664
Danang Rubber JSC	48,000	136,306
HAGL JSC(18)	770,400	779,398
Hoa Phat Group JSC	118,400	265,060
Hoa Sen Group	41,400	83,768
Kinh Bac City Development Share Holding Corp.(18)	311,200	228,847
Kinh Do Corp.	280,600	611,730
Masan Group Corp.(18)	593,000	2,336,441
Ocean Group JSC(18)	172,900	49,553
PetroVietnam Drilling and Well Services JSC	150,100	404,188
PetroVietnam Fertilizer & Chemical JSC	256,200	371,179
PetroVietnam Gas JSC	126,800	457,481
PetroVietnam Technical Services JSC	446,600	563,135
Pha Lai Thermal Power JSC	219,100	262,812
Saigon - Hanoi Commercial Joint Stock Bank	597,700	252,263
Saigon Securities, Inc.	381,500	470,049
Saigon Thuong Tin Commercial JSB(18)	859,100	765,229
Tan Tao Investment & Industry Corp.(18)	801,800	284,949
Vietnam Construction and Import-Export JSC	248,100	145,089
Vietnam Joint Stock Commercial Bank for Industry and Trade	148,700	125,597
Vingroup JSC	918,400	2,065,295

Total Vietnam		$11,875,748

Total Common Stocks (identified cost $51,860,899)		$53,804,318

Investment Funds — 0.3%

Security	Shares	Value
Fondul Proprietatea SA	58,345,647	$12,393,040

Total Investment Funds (identified cost $14,525,368)		$12,393,040

Precious Metals — 0.7%

Description	Troy Ounces	Value
Platinum(18)	24,986	$31,002,132

Total Precious Metals (identified cost $43,799,986)		$31,002,132

Rights — 0.0%(5)

Security	Shares	Value
Yoma Strategic Holdings, Ltd., Exp. 2/2/15(18)	9,222,000	$1,138,434

Total Rights (identified cost $0)		$1,138,434

Currency Put Options Purchased — 2.5%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Australian Dollar	Citibank, N.A.	AUD	66,496	USD	0.81	4/29/15	$2,867,485
Australian Dollar	Citibank, N.A.	AUD	63,624	USD	0.85	4/29/15	4,764,716
Australian Dollar	JPMorgan Chase Bank, N.A.	AUD	51,319	USD	0.81	4/29/15	2,213,017
Australian Dollar	JPMorgan Chase Bank, N.A.	AUD	48,977	USD	0.85	4/29/15	3,667,803
British Pound Sterling	Goldman Sachs International	GBP	35,940	USD	1.63	3/17/15	4,475,800
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP	21,728	USD	1.63	3/17/15	2,705,894
Canadian Dollar	Citibank, N.A.	CAD	28,028	CAD	1.13	3/30/15	2,767,331
Canadian Dollar	Goldman Sachs International	CAD	28,435	CAD	1.13	3/30/15	2,807,516
Canadian Dollar	HSBC Bank USA, N.A.	CAD	42,487	CAD	1.11	3/30/15	4,871,077
Canadian Dollar	Standard Chartered Bank	CAD	12,450	CAD	1.11	3/30/15	1,427,376
Euro	Citibank, N.A.	EUR	34,553	USD	1.38	4/29/15	8,690,709
Euro	Citibank, N.A.	EUR	78,757	USD	1.15	7/30/15	3,473,178
Euro	Citibank, N.A.	EUR	76,033	USD	1.21	7/30/15	6,524,732
Euro	Citibank, N.A.	EUR	50,736	USD	1.30	7/30/15	8,442,698
Euro	Citibank, N.A.	EUR	48,853	USD	1.35	7/30/15	10,529,509
Euro	Deutsche Bank AG	EUR	59,288	USD	1.18	11/1/16	4,746,016
Euro	Deutsche Bank AG	EUR	54,839	USD	1.28	11/1/16	7,960,392
Euro	Goldman Sachs International	EUR	50,851	USD	1.38	10/29/19	10,113,229
Japanese Yen	Citibank, N.A.	JPY	3,596,880	JPY	105.00	6/22/15	3,673,614
Japanese Yen	Deutsche Bank AG	JPY	7,193,550	JPY	105.00	6/22/15	7,347,012
Japanese Yen	Goldman Sachs International	JPY	3,530,625	JPY	105.00	6/22/15	3,605,945
Japanese Yen	Goldman Sachs International	JPY	5,151,960	JPY	110.00	6/22/15	3,255,196
Yuan Renminbi Offshore	Bank of America, N.A.	CNH	329,351	CNH	6.30	5/14/15	755,626
Yuan Renminbi Offshore	Deutsche Bank AG	CNH	491,377	CNH	6.20	3/5/15	1,458,122
Yuan Renminbi Offshore	Goldman Sachs International	CNH	300,649	CNH	6.30	5/14/15	689,774
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	485,411	CNH	6.20	3/5/15	1,440,418
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	318,212	CNH	6.20	3/6/15	951,300

Total Currency Put Options Purchased (identified cost $35,718,421)							$116,225,485

Call Options Purchased — 0.1%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Nikkei 225 Index	Goldman Sachs International	326	JPY	16,000.00	5/13/16	$6,418,594

Total Call Options Purchased (identified cost $2,827,981)						$6,418,594

Put Options Purchased — 0.0%(5)

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Hang Seng Index	Deutsche Bank AG	364	HKD	9,800.00	3/30/15	$35,215
KOSPI 200 Index	Citibank, N.A.	595	KRW	240.00	3/12/15	331,916

Total Put Options Purchased (identified cost $1,574,486)						$367,131

Short-Term Investments — 16.0%

Foreign Government Securities — 9.8%

Security	Principal Amount (000’s omitted)		Value
Kenya — 0.9%
Kenya Treasury Bill, 0.00%, 4/13/15	KES	801,000	$8,603,181
Kenya Treasury Bill, 0.00%, 4/20/15	KES	1,441,900	15,461,926
Kenya Treasury Bill, 0.00%, 4/27/15	KES	1,594,600	17,071,953

Total Kenya			$41,137,060

Lebanon — 3.3%
Lebanon Treasury Bill, 0.00%, 2/5/15	LBP	12,320,160	$8,154,405
Lebanon Treasury Bill, 0.00%, 2/19/15	LBP	24,804,725	16,390,275
Lebanon Treasury Bill, 0.00%, 2/26/15	LBP	11,462,600	7,567,849
Lebanon Treasury Bill, 0.00%, 4/9/15	LBP	7,096,900	4,662,044
Lebanon Treasury Bill, 0.00%, 4/16/15	LBP	7,550,000	4,955,529
Lebanon Treasury Bill, 0.00%, 4/23/15	LBP	7,136,500	4,680,188
Lebanon Treasury Bill, 0.00%, 4/30/15	LBP	12,359,330	8,098,557
Lebanon Treasury Bill, 0.00%, 5/7/15	LBP	1,770,900	1,159,396
Lebanon Treasury Bill, 0.00%, 5/21/15	LBP	9,996,200	6,533,071
Lebanon Treasury Bill, 0.00%, 6/11/15	LBP	6,086,700	3,967,513
Lebanon Treasury Bill, 0.00%, 6/18/15	LBP	25,948,400	16,899,019
Lebanon Treasury Bill, 0.00%, 7/2/15	LBP	12,624,700	8,207,212
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	19,285,800	12,526,258
Lebanon Treasury Bill, 0.00%, 7/23/15	LBP	5,026,200	3,258,640
Lebanon Treasury Bill, 0.00%, 10/15/15	LBP	13,566,400	8,697,814
Lebanon Treasury Bill, 0.00%, 1/14/16	LBP	48,796,800	30,888,878
Lebanon Treasury Bill, 0.00%, 1/28/16	LBP	12,741,920	8,049,385

Total Lebanon			$154,696,033

Philippines — 1.9%
Philippine Treasury Bill, 0.00%, 2/4/15	PHP	582,060	$13,199,051
Philippine Treasury Bill, 0.00%, 3/4/15	PHP	1,567,000	35,470,660
Philippine Treasury Bill, 0.00%, 4/8/15	PHP	1,800,000	40,660,944

Total Philippines			$89,330,655

Serbia — 0.9%
Serbia Treasury Bill, 0.00%, 3/12/15	RSD	1,051,290	$9,553,745
Serbia Treasury Bill, 0.00%, 5/6/15	EUR	2,805	3,162,903

Security	Principal Amount (000’s omitted)		Value
Serbia Treasury Bill, 0.00%, 11/26/15	EUR	23,881	$26,488,967

Total Serbia			$39,205,615

Sri Lanka — 2.3%
Sri Lanka Treasury Bill, 0.00%, 2/20/15	LKR	2,321,580	$17,511,634
Sri Lanka Treasury Bill, 0.00%, 2/27/15	LKR	1,284,190	9,676,076
Sri Lanka Treasury Bill, 0.00%, 3/6/15	LKR	3,414,430	25,698,760
Sri Lanka Treasury Bill, 0.00%, 3/13/15	LKR	255,810	1,923,231
Sri Lanka Treasury Bill, 0.00%, 3/20/15	LKR	1,666,990	12,518,848
Sri Lanka Treasury Bill, 0.00%, 4/10/15	LKR	396,470	2,967,425
Sri Lanka Treasury Bill, 0.00%, 4/24/15	LKR	240,650	1,797,086
Sri Lanka Treasury Bill, 0.00%, 6/26/15	LKR	176,180	1,302,417
Sri Lanka Treasury Bill, 0.00%, 11/27/15	LKR	36,300	261,701
Sri Lanka Treasury Bill, 0.00%, 12/11/15	LKR	619,690	4,457,101
Sri Lanka Treasury Bill, 0.00%, 12/18/15	LKR	251,740	1,808,497
Sri Lanka Treasury Bill, 0.00%, 12/25/15	LKR	703,950	5,051,197
Sri Lanka Treasury Bill, 0.00%, 1/1/16	LKR	581,250	4,165,954
Sri Lanka Treasury Bill, 0.00%, 1/8/16	LKR	1,987,870	14,232,018
Sri Lanka Treasury Bill, 0.00%, 1/29/16	LKR	402,990	2,875,838

Total Sri Lanka			$106,247,783

Uganda — 0.2%
Uganda Treasury Bill, 0.00%, 2/5/15	UGX	4,866,500	$1,702,923
Uganda Treasury Bill, 0.00%, 5/14/15	UGX	7,387,700	2,502,226
Uganda Treasury Bill, 0.00%, 5/28/15	UGX	3,775,500	1,271,924
Uganda Treasury Bill, 0.00%, 6/11/15	UGX	6,392,200	2,141,545
Uganda Treasury Bill, 0.00%, 6/24/15	UGX	3,835,700	1,278,239
Uganda Treasury Bill, 0.00%, 9/3/15	UGX	1,945,000	629,584
Uganda Treasury Bill, 0.00%, 9/17/15	UGX	1,803,300	580,414

Total Uganda			$10,106,855

Uruguay — 0.0%(5)
Monetary Regulation Bill, 0.00%, 2/20/15	UYU	30,490	$1,242,444
Monetary Regulation Bill, 0.00%, 8/14/15	UYU	23,773	905,376

Total Uruguay			$2,147,820

Zambia — 0.3%
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	8,590	$1,247,079
Zambia Treasury Bill, 0.00%, 8/10/15	ZMW	74,100	10,463,768

Total Zambia			$11,710,847

Total Foreign Government Securities (identified cost $462,507,535)			$454,582,668

U.S. Treasury Obligations — 0.6%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 2/5/15		$19,650	$19,650,020
U.S. Treasury Bill, 0.00%, 4/2/15(17)		6,000	5,999,952

Total U.S. Treasury Obligations (identified cost $25,649,705)			$25,649,972

Repurchase Agreements — 0.4%

Description	Principal Amount (000’s omitted)		Value
Nomura International PLC:
Dated 1/6/15 with a maturity date of 2/13/15, an interest rate of 0.19% payable by the Portfolio and repurchase proceeds of EUR 17,874,335, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $20,233,058.	EUR	17,878	$20,201,724

Total Repurchase Agreements (identified cost $21,271,708)			$20,201,724

Other — 5.2%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(19)		$239,636	$239,636,030

Total Other (identified cost $239,636,030)			$239,636,030

Total Short-Term Investments (identified cost $749,064,978)			$740,070,394

Total Investments — 97.2% (identified cost $4,553,997,407)			$4,496,470,429

Less Unfunded Loan Commitments — (0.1)%			$(4,046,839)

Net Investments — 97.1% (identified cost $4,549,950,568)			$4,492,423,590

Currency Put Options Written — (2.0)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Australian Dollar	Citibank, N.A.	AUD	63,624	USD	0.85	4/29/15	$(4,764,716)
Australian Dollar	JPMorgan Chase Bank, N.A.	AUD	48,977	USD	0.85	4/29/15	(3,667,803)
British Pound Sterling	Goldman Sachs International	GBP	35,940	USD	1.63	3/17/15	(4,475,800)
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP	21,728	USD	1.63	3/17/15	(2,705,894)
Canadian Dollar	Deutsche Bank AG	CAD	56,463	CAD	1.13	3/30/15	(5,574,847)
Canadian Dollar	Goldman Sachs International	CAD	54,937	CAD	1.11	3/30/15	(6,298,453)
Euro	Citibank, N.A.	EUR	34,553	USD	1.38	4/29/15	(8,690,709)
Euro	Citibank, N.A.	EUR	48,853	USD	1.35	7/30/15	(10,529,509)
Euro	Citibank, N.A.	EUR	50,736	USD	1.30	7/30/15	(8,442,698)
Euro	Citibank, N.A.	EUR	76,033	USD	1.21	7/30/15	(6,524,732)
Euro	Deutsche Bank AG	EUR	54,839	USD	1.28	11/1/16	(7,960,392)
Japanese Yen	Deutsche Bank AG	JPY	7,193,550	JPY	105.00	6/22/15	(7,347,012)
Japanese Yen	Goldman Sachs International	JPY	5,151,960	JPY	110.00	6/22/15	(3,255,196)
Japanese Yen	Goldman Sachs International	JPY	7,127,505	JPY	105.00	6/22/15	(7,279,559)
Yuan Renminbi Offshore	Deutsche Bank AG	CNH	491,377	CNH	6.20	3/5/15	(1,458,122)
Yuan Renminbi Offshore	Deutsche Bank AG	CNH	630,000	CNH	6.30	5/14/15	(1,445,398)
Yuan Renminbi Offshore	Goldman Sachs International	CNH	485,411	CNH	6.20	3/5/15	(1,440,418)
Yuan Renminbi Offshore	Goldman Sachs International	CNH	318,212	CNH	6.20	3/6/15	(951,300)

Total Currency Put Options Written (premiums received $42,229,480)							$(92,812,558)

Call Options Written — (0.1)%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Nikkei 225 Index	Goldman Sachs International	229	JPY	16,000.00	5/13/16	$(4,508,767)

Total Call Options Written (premiums received $4,543,005)						$(4,508,767)

Put Options Written — (0.0)%(5)

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Hang Seng Index	Deutsche Bank AG	364	HKD	9,800.00	3/30/15	$(35,215)
KOSPI 200 Index	Citibank, N.A.	298	KRW	240.00	3/12/15	(166,237)
KOSPI 200 Index	Deutsche Bank AG	297	KRW	240.00	3/12/15	(165,679)

Total Put Options Written (premiums received $2,545,528)						$(367,131)

Other Assets, Less Liabilities — 5.0%						$229,978,495

Net Assets — 100.0%						$4,624,713,629

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

BDT	-	Bangladesh Taka

CAD	-	Canadian Dollar

CNH	-	Yuan Renminbi Offshore

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

HKD	-	Hong Kong Dollar

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JOD	-	Jordanian Dinar

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

KRW	-	South Korean Won

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

THB	-	Thai Baht

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZMW	-	Zambian Kwacha

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2015, the aggregate value of these securities is $1,096,075,042 or 23.7% of the Portfolio’s net assets.

(2)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(3)	Defaulted security.

(4)	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $363,537,152 or 7.9% of the Portfolio’s net assets.

(5)	Amount is less than 0.05% or (0.05)%, as applicable.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	Multi-step coupon bond. Interest rate represents the rate in effect at January 31, 2015.

(8)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2015.

(9)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(10)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(11)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents a weighted average rate at January 31, 2015.

(12)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(13)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(14)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2015.

(15)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2015.

(16)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2015.

(17)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(18)	Non-income producing.

(19)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $42,571.

Securities Sold Short — (0.4)%

Foreign Government Bonds — (0.4)%

Security	Principal Amount (000’s omitted)		Value
Spain — (0.4)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(19,835,732)

Total Spain			$(19,835,732)

Total Foreign Government Bonds (proceeds $20,205,508)			$(19,835,732)

Total Securities Sold Short (proceeds $20,205,508)			$(19,835,732)

EUR	-	Euro

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2015 were $56,954,831 or 1.2% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/3/15	United States Dollar 16,293,195	Serbian Dinar 1,786,060,000	Citibank, N.A.	$71,658	$—	$71,658
2/4/15	Euro 54,553,229	United States Dollar 69,237,594	Goldman Sachs International	7,591,917	—	7,591,917
2/4/15	New Zealand Dollar 22,358,000	United States Dollar 17,267,575	BNP Paribas	1,002,630	—	1,002,630
2/4/15	New Zealand Dollar 3,359,000	United States Dollar 2,549,347	BNP Paribas	105,749	—	105,749
2/4/15	New Zealand Dollar 10,714,000	United States Dollar 8,288,779	Citibank, N.A.	494,583	—	494,583
2/4/15	New Zealand Dollar 13,061,000	United States Dollar 10,177,941	JPMorgan Chase Bank, N.A.	676,355	—	676,355
2/4/15	New Zealand Dollar 17,892,000	United States Dollar 13,936,211	Morgan Stanley & Co. International PLC	920,181	—	920,181
2/4/15	New Zealand Dollar 17,819,000	United States Dollar 13,740,409	Standard Chartered Bank	777,485	—	777,485
2/5/15	Kazakhstani Tenge 459,915,000	United States Dollar 2,454,844	Deutsche Bank AG	—	(27,618)	(27,618)
2/5/15	Russian Ruble 509,972,000	United States Dollar 11,732,484	BNP Paribas	4,344,598	—	4,344,598
2/5/15	Russian Ruble 499,848,000	United States Dollar 11,511,930	JPMorgan Chase Bank, N.A.	4,270,709	—	4,270,709
2/5/15	United States Dollar 2,770,572	Kazakhstani Tenge 459,915,000	Deutsche Bank AG	—	(288,111)	(288,111)
2/5/15	United States Dollar 14,822,840	Philippine Peso 668,184,000	Goldman Sachs International	325,203	—	325,203

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/5/15	United States Dollar 4,117,168	Russian Ruble 232,867,000	BNP Paribas	$—	$(743,660)	$(743,660)
2/5/15	United States Dollar 4,118,701	Russian Ruble 231,471,000	BNP Paribas	—	(765,417)	(765,417)
2/5/15	United States Dollar 3,690,476	Russian Ruble 279,000,000	Deutsche Bank AG	351,354	—	351,354
2/5/15	United States Dollar 3,901,640	Russian Ruble 266,482,000	Deutsche Bank AG	—	(41,156)	(41,156)
2/6/15	United States Dollar 5,080,645	Uruguayan Peso 126,000,000	Citibank, N.A.	84,646	—	84,646
2/6/15	Uruguayan Peso 126,000,000	United States Dollar 5,011,933	Citibank, N.A.	—	(153,358)	(153,358)
2/9/15	Euro 6,301,662	Polish Zloty 27,186,000	BNP Paribas	217,065	—	217,065
2/9/15	Euro 2,530,000	United States Dollar 3,160,071	BNP Paribas	301,020	—	301,020
2/9/15	Euro 1,300,000	United States Dollar 1,631,621	BNP Paribas	162,543	—	162,543
2/9/15	Euro 1,144,000	United States Dollar 1,418,858	BNP Paribas	126,069	—	126,069
2/9/15	Euro 526,000	United States Dollar 654,307	Goldman Sachs International	59,896	—	59,896
2/9/15	United States Dollar 15,398,142	Indian Rupee 958,870,000	Goldman Sachs International	60,202	—	60,202
2/9/15	United States Dollar 14,345,852	Indian Rupee 893,342,000	Standard Chartered Bank	56,088	—	56,088
2/11/15	Euro 21,293,808	United States Dollar 26,616,068	Goldman Sachs International	2,552,368	—	2,552,368
2/11/15	Euro 3,761,079	United States Dollar 4,703,019	Goldman Sachs International	452,700	—	452,700
2/11/15	Euro 176,182,399	United States Dollar 218,787,708	Standard Chartered Bank	19,687,560	—	19,687,560
2/12/15	New Taiwan Dollar 1,105,280,000	United States Dollar 36,155,708	Bank of America, N.A.	1,163,326	—	1,163,326
2/12/15	New Taiwan Dollar 1,012,720,000	United States Dollar 33,119,778	Goldman Sachs International	1,057,780	—	1,057,780
2/12/15	United States Dollar 31,737,250	Mexican Peso 433,753,000	Nomura International PLC	—	(2,815,949)	(2,815,949)
2/12/15	United States Dollar 13,718,811	Mexican Peso 187,543,000	Standard Chartered Bank	—	(1,214,027)	(1,214,027)
2/12/15	United States Dollar 3,050,754	Ugandan Shilling 8,725,157,000	Barclays Bank PLC	—	(2,735)	(2,735)
2/13/15	United States Dollar 3,600,280	Indonesian Rupiah 44,575,066,000	JPMorgan Chase Bank, N.A.	—	(96,689)	(96,689)
2/13/15	United States Dollar 5,070,423	Uruguayan Peso 126,000,000	Citibank, N.A.	83,238	—	83,238
2/13/15	Uruguayan Peso 126,000,000	United States Dollar 5,000,000	Citibank, N.A.	—	(153,660)	(153,660)
2/17/15	Zambian Kwacha 13,824,750	United States Dollar 2,064,767	Barclays Bank PLC	—	(38,340)	(38,340)
2/17/15	Zambian Kwacha 13,178,100	United States Dollar 1,980,591	Standard Chartered Bank	—	(24,143)	(24,143)
2/18/15	British Pound Sterling 2,895,112	United States Dollar 4,531,545	Standard Chartered Bank	171,359	—	171,359
2/18/15	Euro 32,220,706	United States Dollar 40,236,412	Standard Chartered Bank	3,822,192	—	3,822,192
2/18/15	Indian Rupee 812,992,000	United States Dollar 13,079,022	Barclays Bank PLC	2,254	—	2,254

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/18/15	Indian Rupee 105,000,000	United States Dollar 1,676,781	Nomura International PLC	$—	$(12,118)	$(12,118)
2/18/15	Indian Rupee 200,000,000	United States Dollar 3,205,128	Standard Chartered Bank	—	(11,821)	(11,821)
2/18/15	Japanese Yen 2,875,431,782	United States Dollar 24,724,901	Goldman Sachs International	234,710	—	234,710
2/18/15	United States Dollar 22,073,330	Indian Rupee 1,376,239,000	Citibank, N.A.	63,122	—	63,122
2/18/15	United States Dollar 8,549,568	Indian Rupee 533,010,000	Deutsche Bank AG	23,761	—	23,761
2/18/15	United States Dollar 4,569,284	New Turkish Lira 10,773,000	JPMorgan Chase Bank, N.A.	—	(181,163)	(181,163)
2/18/15	United States Dollar 4,488,139	New Turkish Lira 10,557,000	JPMorgan Chase Bank, N.A.	—	(188,000)	(188,000)
2/18/15	United States Dollar 4,386,383	New Turkish Lira 10,501,000	Standard Chartered Bank	—	(109,054)	(109,054)
2/19/15	United States Dollar 68,599,945	Mexican Peso 995,934,000	Standard Chartered Bank	—	(2,225,916)	(2,225,916)
2/20/15	Argentine Peso 23,000,000	United States Dollar 2,207,294	Bank of America, N.A.	—	(424,328)	(424,328)
2/20/15	Argentine Peso 45,000,000	United States Dollar 4,347,826	Citibank, N.A.	—	(801,000)	(801,000)
2/20/15	Euro 11,453,002	United States Dollar 14,363,782	Goldman Sachs International	1,419,947	—	1,419,947
2/20/15	Euro 7,002,989	United States Dollar 8,730,066	Standard Chartered Bank	815,500	—	815,500
2/20/15	Euro 690,165	United States Dollar 783,758	Standard Chartered Bank	3,755	—	3,755
2/20/15	Euro 600,143	United States Dollar 680,430	Standard Chartered Bank	2,167	—	2,167
2/20/15	United States Dollar 1,982,759	Argentine Peso 23,000,000	Bank of America, N.A.	648,863	—	648,863
2/20/15	United States Dollar 3,879,310	Argentine Peso 45,000,000	Citibank, N.A.	1,269,515	—	1,269,515
2/20/15	United States Dollar 27,316,234	Chilean Peso 16,391,106,000	BNP Paribas	—	(1,494,115)	(1,494,115)
2/20/15	United States Dollar 13,973,389	Indonesian Rupiah 172,096,263,264	Standard Chartered Bank	—	(487,599)	(487,599)
2/23/15	Argentine Peso 10,260,000	United States Dollar 983,230	Citibank, N.A.	—	(188,175)	(188,175)
2/23/15	Argentine Peso 24,000,000	United States Dollar 2,314,368	Citibank, N.A.	—	(425,760)	(425,760)
2/23/15	Argentine Peso 28,590,000	United States Dollar 2,755,928	Citibank, N.A.	—	(508,249)	(508,249)
2/23/15	Romanian Leu 54,898,800	United States Dollar 15,442,700	BNP Paribas	1,460,656	—	1,460,656
2/23/15	United States Dollar 5,418,103	Argentine Peso 62,850,000	Citibank, N.A.	1,757,607	—	1,757,607
2/23/15	United States Dollar 2,518,070	Indian Rupee 161,197,000	Citibank, N.A.	71,470	—	71,470
2/23/15	United States Dollar 1,391,306	Indian Rupee 89,066,000	Goldman Sachs International	39,489	—	39,489
2/23/15	United States Dollar 5,819,961	Indonesian Rupiah 71,416,740,000	Goldman Sachs International	—	(230,859)	(230,859)
2/23/15	United States Dollar 6,563,378	Indonesian Rupiah 80,558,899,000	Standard Chartered Bank	—	(258,807)	(258,807)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/24/15	Argentine Peso 21,210,000	United States Dollar 2,031,026	Citibank, N.A.	$—	$(388,826)	$(388,826)
2/24/15	Argentine Peso 33,790,000	United States Dollar 3,231,019	Citibank, N.A.	—	(624,086)	(624,086)
2/24/15	United States Dollar 4,741,379	Argentine Peso 55,000,000	Citibank, N.A.	1,533,578	—	1,533,578
2/25/15	Argentine Peso 20,856,000	United States Dollar 1,993,881	Bank of America, N.A.	—	(383,877)	(383,877)
2/25/15	Argentine Peso 33,660,000	United States Dollar 3,216,128	Citibank, N.A.	—	(621,393)	(621,393)
2/25/15	Argentine Peso 44,660,000	United States Dollar 4,280,238	Citibank, N.A.	—	(811,376)	(811,376)
2/25/15	Argentine Peso 60,680,000	United States Dollar 5,843,606	Citibank, N.A.	—	(1,074,422)	(1,074,422)
2/25/15	Euro 7,539,282	United States Dollar 9,364,391	Goldman Sachs International	843,347	—	843,347
2/25/15	Euro 6,347,607	United States Dollar 7,954,979	Goldman Sachs International	780,789	—	780,789
2/25/15	Euro 937,288	United States Dollar 1,141,685	Goldman Sachs International	82,344	—	82,344
2/25/15	United States Dollar 1,805,714	Argentine Peso 20,856,000	Bank of America, N.A.	572,044	—	572,044
2/25/15	United States Dollar 12,034,632	Argentine Peso 139,000,000	Citibank, N.A.	3,812,532	—	3,812,532
2/26/15	New Taiwan Dollar 947,419,000	United States Dollar 30,725,641	Deutsche Bank AG	838,186	—	838,186
2/26/15	New Taiwan Dollar 493,777,000	United States Dollar 16,010,927	Goldman Sachs International	434,146	—	434,146
2/27/15	Malaysian Ringgit 71,265,000	United States Dollar 21,015,305	Bank of America, N.A.	1,440,081	—	1,440,081
2/27/15	Malaysian Ringgit 57,880,000	United States Dollar 17,187,825	Bank of America, N.A.	1,289,222	—	1,289,222
2/27/15	Malaysian Ringgit 77,204,000	United States Dollar 22,765,983	Barclays Bank PLC	1,559,422	—	1,559,422
2/27/15	Malaysian Ringgit 63,638,000	United States Dollar 18,369,126	Deutsche Bank AG	888,903	—	888,903
2/27/15	Malaysian Ringgit 17,700,000	United States Dollar 5,246,465	JPMorgan Chase Bank, N.A.	384,591	—	384,591
2/27/15	Malaysian Ringgit 59,387,000	United States Dollar 17,511,574	Nomura International PLC	1,199,025	—	1,199,025
2/27/15	United States Dollar 6,659,473	Malaysian Ringgit 24,070,000	Australia and New Zealand Banking Group Limited	—	(47,874)	(47,874)
2/27/15	United States Dollar 8,415,580	Malaysian Ringgit 30,270,000	Australia and New Zealand Banking Group Limited	—	(100,951)	(100,951)
2/27/15	United States Dollar 8,372,700	Malaysian Ringgit 30,130,000	Barclays Bank PLC	—	(96,527)	(96,527)
2/27/15	United States Dollar 15,575,291	Malaysian Ringgit 55,596,000	Nomura International PLC	—	(304,062)	(304,062)
2/27/15	United States Dollar 8,357,848	Malaysian Ringgit 30,059,000	Standard Chartered Bank	—	(101,177)	(101,177)
2/27/15	United States Dollar 3,376,414	Uruguayan Peso 83,600,000	Citibank, N.A.	27,669	—	27,669
2/27/15	Uruguayan Peso 83,600,000	United States Dollar 3,301,738	Citibank, N.A.	—	(102,345)	(102,345)
3/2/15	Indian Rupee 120,000,000	United States Dollar 1,913,570	Nomura International PLC	—	(10,762)	(10,762)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/2/15	Serbian Dinar 809,411,000	United States Dollar 7,373,028	Citibank, N.A.	$1,262	$—	$1,262
3/2/15	Serbian Dinar 440,424,000	United States Dollar 4,005,311	Citibank, N.A.	—	(5,880)	(5,880)
3/2/15	Serbian Dinar 89,361,000	United States Dollar 814,223	Deutsche Bank AG	362	—	362
3/2/15	Singapore Dollar 18,082,000	United States Dollar 13,626,225	Deutsche Bank AG	268,918	—	268,918
3/4/15	Euro 17,375,000	United States Dollar 21,326,770	Goldman Sachs International	1,687,992	—	1,687,992
3/4/15	Euro 34,838,078	United States Dollar 42,740,399	JPMorgan Chase Bank, N.A.	3,363,289	—	3,363,289
3/4/15	New Taiwan Dollar 790,410,000	United States Dollar 25,488,875	Barclays Bank PLC	586,015	—	586,015
3/4/15	New Taiwan Dollar 525,620,000	United States Dollar 16,950,016	BNP Paribas	389,698	—	389,698
3/4/15	New Taiwan Dollar 120,199,000	United States Dollar 3,879,264	JPMorgan Chase Bank, N.A.	92,244	—	92,244
3/9/15	South African Rand 266,135,425	United States Dollar 23,490,068	Deutsche Bank AG	758,877	—	758,877
3/9/15	South African Rand 52,059,000	United States Dollar 4,396,875	JPMorgan Chase Bank, N.A.	—	(49,595)	(49,595)
3/9/15	Thai Baht 362,188,000	United States Dollar 10,927,380	Deutsche Bank AG	—	(119,185)	(119,185)
3/9/15	Thai Baht 214,638,000	United States Dollar 6,478,660	Standard Chartered Bank	—	(67,699)	(67,699)
3/11/15	Euro 35,636,926	Norwegian Krone 326,733,000	BNP Paribas	1,964,978	—	1,964,978
3/11/15	Norwegian Krone 176,124,000	Euro 19,550,760	BNP Paribas	—	(673,953)	(673,953)
3/12/15	Hungarian Forint 5,363,249,500	Euro 17,430,641	BNP Paribas	224,218	—	224,218
3/12/15	Hungarian Forint 2,961,499,000	Euro 9,615,840	BNP Paribas	113,551	—	113,551
3/12/15	Hungarian Forint 244,133,000	Euro 790,817	BNP Paribas	7,246	—	7,246
3/12/15	Hungarian Forint 991,300,000	Euro 3,201,667	JPMorgan Chase Bank, N.A.	18,753	—	18,753
3/12/15	Japanese Yen 2,814,172,000	United States Dollar 23,775,614	Goldman Sachs International	—	(199,056)	(199,056)
3/12/15	Japanese Yen 3,780,639,500	United States Dollar 31,951,586	Goldman Sachs International	—	(256,673)	(256,673)
3/12/15	Japanese Yen 3,780,639,500	United States Dollar 31,951,316	Standard Chartered Bank	—	(256,943)	(256,943)
3/12/15	Japanese Yen 2,826,728,000	United States Dollar 23,783,436	Standard Chartered Bank	—	(298,201)	(298,201)
3/12/15	Thai Baht 293,580,000	United States Dollar 8,806,431	Deutsche Bank AG	—	(146,340)	(146,340)
3/12/15	Thai Baht 55,579,000	United States Dollar 1,666,537	JPMorgan Chase Bank, N.A.	—	(28,354)	(28,354)
3/12/15	United States Dollar 23,327,572	Japanese Yen 2,739,884,000	Goldman Sachs International	14,218	—	14,218
3/12/15	United States Dollar 23,306,657	Japanese Yen 2,739,884,000	Standard Chartered Bank	35,133	—	35,133
3/13/15	Euro 6,037,712	Serbian Dinar 765,280,000	Citibank, N.A.	128,843	—	128,843

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/13/15	Serbian Dinar 914,716,000	Euro 7,485,401	Deutsche Bank AG	$149,738	$—	$149,738
3/16/15	Euro 1,655,309	United States Dollar 2,060,523	Goldman Sachs International	189,352	—	189,352
3/16/15	New Zealand Dollar 26,280,000	United States Dollar 20,405,894	BNP Paribas	1,362,834	—	1,362,834
3/16/15	New Zealand Dollar 17,653,000	United States Dollar 13,633,941	Morgan Stanley & Co. International PLC	842,193	—	842,193
3/17/15	Hungarian Forint 2,018,326,000	Euro 6,543,022	Bank of America, N.A.	67,017	—	67,017
3/17/15	Hungarian Forint 2,011,815,000	Euro 6,406,170	BNP Paribas	—	(64,038)	(64,038)
3/17/15	United States Dollar 87,013,182	Mexican Peso 1,287,534,053	Barclays Bank PLC	—	(1,348,562)	(1,348,562)
3/18/15	Euro 11,937,426	Norwegian Krone 108,830,600	BNP Paribas	575,321	—	575,321
3/18/15	Euro 6,778,153	Norwegian Krone 63,415,000	BNP Paribas	536,136	—	536,136
3/18/15	Euro 10,278,561	Norwegian Krone 99,796,400	Goldman Sachs International	1,282,597	—	1,282,597
3/18/15	Euro 6,800,380	Norwegian Krone 63,657,000	Standard Chartered Bank	542,295	—	542,295
3/18/15	Norwegian Krone 313,813,000	Euro 35,444,278	Goldman Sachs International	—	(502,836)	(502,836)
3/19/15	Euro 625,840	Serbian Dinar 76,728,000	Citibank, N.A.	—	(11,154)	(11,154)
3/19/15	United States Dollar 17,844,460	Chilean Peso 11,143,865,000	BNP Paribas	—	(333,834)	(333,834)
3/20/15	Polish Zloty 47,734,000	United States Dollar 12,942,181	BNP Paribas	76,846	—	76,846
3/20/15	Thai Baht 285,293,000	United States Dollar 8,567,357	Deutsche Bank AG	—	(129,381)	(129,381)
3/20/15	Thai Baht 401,585,000	United States Dollar 12,277,132	Standard Chartered Bank	35,403	—	35,403
3/23/15	Euro 7,932,685	Romanian Leu 36,522,082	Bank of America, N.A.	330,113	—	330,113
3/23/15	Euro 7,929,105	Romanian Leu 36,251,868	Bank of America, N.A.	265,369	—	265,369
3/23/15	Euro 19,268,356	Romanian Leu 88,451,387	Citibank, N.A.	735,617	—	735,617
3/23/15	Euro 9,490,976	Romanian Leu 43,382,304	Citibank, N.A.	314,983	—	314,983
3/23/15	Euro 5,218,249	Romanian Leu 24,037,865	JPMorgan Chase Bank, N.A.	220,475	—	220,475
3/23/15	Euro 11,219,478	Romanian Leu 51,637,648	Standard Chartered Bank	462,606	—	462,606
3/23/15	Euro 3,525,207	Romanian Leu 16,164,836	Standard Chartered Bank	130,096	—	130,096
3/23/15	Euro 2,281,140	Swiss Franc 2,737,550	BNP Paribas	409,944	—	409,944
3/23/15	Euro 33,540,225	Swiss Franc 40,250,450	Standard Chartered Bank	6,026,971	—	6,026,971
3/23/15	Romanian Leu 121,010,669	Euro 26,956,374	Bank of America, N.A.	—	(333,467)	(333,467)
3/23/15	Romanian Leu 45,494,564	Euro 10,164,975	BNP Paribas	—	(90,786)	(90,786)
3/23/15	Romanian Leu 60,298,704	Euro 13,428,658	BNP Paribas	—	(170,121)	(170,121)
3/23/15	Romanian Leu 61,956,063	Euro 13,821,765	JPMorgan Chase Bank, N.A.	—	(147,655)	(147,655)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/23/15	Romanian Leu 21,354,000	Euro 4,662,445	JPMorgan Chase Bank, N.A.	$—	$(165,537)	$(165,537)
3/23/15	Romanian Leu 34,813,000	Euro 7,764,693	Standard Chartered Bank	—	(84,925)	(84,925)
3/23/15	Swiss Franc 8,007,000	Euro 6,653,869	Citibank, N.A.	—	(1,219,595)	(1,219,595)
3/23/15	Swiss Franc 34,981,000	Euro 29,072,821	Credit Suisse International	—	(5,324,346)	(5,324,346)
3/25/15	Euro 17,666,900	United States Dollar 22,003,064	Citibank, N.A.	2,030,751	—	2,030,751
3/25/15	Euro 33,176,500	United States Dollar 41,367,114	Deutsche Bank AG	3,861,301	—	3,861,301
3/25/15	Euro 28,737,400	United States Dollar 35,806,283	Goldman Sachs International	3,318,843	—	3,318,843
3/30/15	Euro 1,698,744	Norwegian Krone 15,446,000	Citibank, N.A.	75,785	—	75,785
3/30/15	Euro 17,748,070	Norwegian Krone 161,294,000	Credit Suisse International	781,174	—	781,174
3/30/15	Euro 2,183,219	Swiss Franc 2,619,684	Credit Suisse International	392,749	—	392,749
3/30/15	Euro 22,542,975	Swiss Franc 27,049,316	Goldman Sachs International	4,054,914	—	4,054,914
3/30/15	Euro 12,077,271	Swiss Franc 14,492,000	Standard Chartered Bank	2,172,925	—	2,172,925
3/30/15	Swiss Franc 44,161,000	Euro 36,744,492	JPMorgan Chase Bank, N.A.	—	(6,687,260)	(6,687,260)
3/31/15	Euro 22,560,509	Romanian Leu 103,259,451	Bank of America, N.A.	778,421	—	778,421
3/31/15	Euro 21,128,961	Romanian Leu 96,758,597	Citibank, N.A.	742,096	—	742,096
3/31/15	Romanian Leu 116,265,785	Euro 25,790,762	Citibank, N.A.	—	(437,159)	(437,159)
3/31/15	Romanian Leu 35,273,253	Euro 7,827,061	Deutsche Bank AG	—	(129,756)	(129,756)
3/31/15	United States Dollar 3,394,716	Uruguayan Peso 84,800,000	Citibank, N.A.	23,129	—	23,129
3/31/15	United States Dollar 5,580,306	Uruguayan Peso 135,155,000	Citibank, N.A.	—	(132,915)	(132,915)
3/31/15	Uruguayan Peso 219,955,000	United States Dollar 8,629,070	Citibank, N.A.	—	(236,165)	(236,165)
4/1/15	Euro 97,753,924	United States Dollar 119,680,129	Deutsche Bank AG	9,163,318	—	9,163,318
4/1/15	United States Dollar 3,152,509	Euro 2,668,000	Deutsche Bank AG	—	(136,171)	(136,171)
4/6/15	Japanese Yen 1,372,162,000	United States Dollar 11,533,584	Standard Chartered Bank	—	(160,171)	(160,171)
4/7/15	Philippine Peso 276,741,000	United States Dollar 6,114,877	BNP Paribas	—	(131,292)	(131,292)
4/7/15	Philippine Peso 762,778,000	United States Dollar 16,846,920	Citibank, N.A.	—	(369,324)	(369,324)
4/7/15	South African Rand 246,342,106	United States Dollar 20,707,978	BNP Paribas	—	(237,165)	(237,165)
4/7/15	South African Rand 246,342,107	United States Dollar 20,724,821	Deutsche Bank AG	—	(220,321)	(220,321)
4/8/15	Euro 25,630,000	United States Dollar 31,269,958	Goldman Sachs International	2,291,863	—	2,291,863
4/8/15	Euro 20,268,453	United States Dollar 24,724,472	Goldman Sachs International	1,808,313	—	1,808,313

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
4/8/15	United States Dollar 31,262,132	Euro 25,670,000	Goldman Sachs International	$—	$(2,238,812)	$(2,238,812)
4/8/15	United States Dollar 19,522,304	Philippine Peso 882,740,000	Standard Chartered Bank	400,766	—	400,766
4/13/15	Australian Dollar 62,620,831	United States Dollar 50,547,535	Australia and New Zealand Banking Group Limited	2,012,259	—	2,012,259
4/13/15	Australian Dollar 25,365,169	United States Dollar 20,458,277	Goldman Sachs International	798,597	—	798,597
4/13/15	Euro 19,172,867	Swedish Krona 181,661,000	Standard Chartered Bank	290,816	—	290,816
4/13/15	New Taiwan Dollar 423,502,000	United States Dollar 13,238,575	Goldman Sachs International	—	(109,717)	(109,717)
4/13/15	New Taiwan Dollar 380,380,000	United States Dollar 11,892,450	JPMorgan Chase Bank, N.A.	—	(96,687)	(96,687)
4/16/15	Euro 21,166,011	Polish Zloty 91,109,093	BNP Paribas	599,694	—	599,694
4/16/15	Euro 21,341,205	Polish Zloty 91,882,422	Morgan Stanley & Co. International PLC	609,830	—	609,830
4/16/15	Euro 30,008,000	United States Dollar 35,289,408	Deutsche Bank AG	1,358,472	—	1,358,472
4/16/15	Euro 32,699,000	United States Dollar 38,439,963	Standard Chartered Bank	1,466,234	—	1,466,234
4/16/15	Japanese Yen 3,365,762,000	United States Dollar 28,789,736	Goldman Sachs International	102,934	—	102,934
4/16/15	United States Dollar 15,744,558	Euro 13,663,000	Deutsche Bank AG	—	(295,399)	(295,399)
4/16/15	United States Dollar 20,534,365	Euro 17,809,000	Standard Chartered Bank	—	(397,200)	(397,200)
4/20/15	Euro 8,527,014	Polish Zloty 36,806,857	BNP Paribas	267,395	—	267,395
4/20/15	Euro 19,255,346	Polish Zloty 83,108,000	Nomura International PLC	601,746	—	601,746
4/20/15	Indian Rupee 502,351,000	United States Dollar 8,000,073	Deutsche Bank AG	2,127	—	2,127
4/20/15	Romanian Leu 163,003,662	United States Dollar 42,223,459	Bank of America, N.A.	745,757	—	745,757
4/21/15	New Zealand Dollar 77,139,000	United States Dollar 59,628,447	Australia and New Zealand Banking Group Limited	3,924,497	—	3,924,497
4/21/15	New Zealand Dollar 40,674,000	United States Dollar 31,402,565	Goldman Sachs International	2,030,879	—	2,030,879
4/21/15	New Zealand Dollar 40,674,000	United States Dollar 31,414,564	Standard Chartered Bank	2,042,878	—	2,042,878
4/22/15	Euro 11,841,802	United States Dollar 14,008,319	Goldman Sachs International	617,574	—	617,574
4/22/15	Euro 5,513,635	United States Dollar 6,483,279	Goldman Sachs International	248,444	—	248,444
4/22/15	Euro 2,504,998	United States Dollar 2,963,300	Goldman Sachs International	130,641	—	130,641
4/22/15	Euro 1,781,148	United States Dollar 2,054,545	Goldman Sachs International	40,418	—	40,418
4/29/15	Hungarian Forint 13,155,981,269	United States Dollar 47,508,238	HSBC Bank USA, N.A.	—	(209,213)	(209,213)
4/29/15	Russian Ruble 379,516,000	United States Dollar 8,503,607	Credit Suisse International	3,224,364	—	3,224,364
4/29/15	Russian Ruble 816,219,000	United States Dollar 18,317,303	JPMorgan Chase Bank, N.A.	6,963,318	—	6,963,318
4/29/15	United States Dollar 3,482,985	Russian Ruble 236,843,000	Deutsche Bank AG	—	(188,390)	(188,390)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
4/29/15	United States Dollar 3,831,672	Russian Ruble 280,670,000	JPMorgan Chase Bank, N.A.	$72,577	$—	$72,577
4/29/15	United States Dollar 3,431,418	Russian Ruble 229,905,000	JPMorgan Chase Bank, N.A.	—	(233,333)	(233,333)
4/29/15	United States Dollar 6,925,954	Russian Ruble 448,317,000	JPMorgan Chase Bank, N.A.	—	(689,657)	(689,657)
4/30/15	Australian Dollar 39,592,000	United States Dollar 31,322,617	Goldman Sachs International	669,106	—	669,106
4/30/15	New Zealand Dollar 65,248,477	United States Dollar 48,435,249	JPMorgan Chase Bank, N.A.	1,358,151	—	1,358,151
4/30/15	New Zealand Dollar 89,262,933	United States Dollar 66,272,372	Nomura International PLC	1,868,725	—	1,868,725
4/30/15	United States Dollar 6,082,149	Uruguayan Peso 154,000,000	Citibank, N.A.	63,680	—	63,680
4/30/15	Uruguayan Peso 154,000,000	United States Dollar 5,950,541	Citibank, N.A.	—	(195,288)	(195,288)
5/6/15	Euro 55,229,000	United States Dollar 64,096,568	JPMorgan Chase Bank, N.A.	1,633,784	—	1,633,784
5/8/15	Euro 5,000,000	United States Dollar 6,246,260	Goldman Sachs International	591,228	—	591,228
5/13/15	Euro 28,592,540	United States Dollar 32,225,794	Australia and New Zealand Banking Group Limited	—	(114,574)	(114,574)
5/21/15	New Turkish Lira 130,452,890	United States Dollar 55,267,749	BNP Paribas	3,075,237	—	3,075,237
5/21/15	New Turkish Lira 32,362,110	United States Dollar 13,700,567	BNP Paribas	752,906	—	752,906
5/21/15	New Turkish Lira 46,036,000	United States Dollar 19,472,785	Standard Chartered Bank	1,054,377	—	1,054,377
5/21/15	New Turkish Lira 35,071,000	United States Dollar 14,474,206	Standard Chartered Bank	442,752	—	442,752
5/21/15	United States Dollar 18,144,666	New Turkish Lira 41,677,027	Bank of America, N.A.	—	(1,470,227)	(1,470,227)
5/21/15	United States Dollar 1,796,224	New Turkish Lira 4,176,293	Deutsche Bank AG	—	(125,343)	(125,343)
5/21/15	United States Dollar 2,955,354	New Turkish Lira 6,868,353	Deutsche Bank AG	—	(207,415)	(207,415)
5/21/15	United States Dollar 11,947,570	New Turkish Lira 27,420,869	Morgan Stanley & Co. International PLC	—	(976,836)	(976,836)
5/21/15	United States Dollar 284,247	New Turkish Lira 688,730	Standard Chartered Bank	—	(8,695)	(8,695)
6/2/15	Philippine Peso 800,000,000	United States Dollar 18,136,066	Bank of America, N.A.	114,993	—	114,993
6/2/15	Philippine Peso 1,625,246,000	United States Dollar 36,827,763	Goldman Sachs International	216,916	—	216,916
6/2/15	Philippine Peso 700,000,000	United States Dollar 15,861,866	JPMorgan Chase Bank, N.A.	93,427	—	93,427
6/11/15	United States Dollar 1,148,292	Zambian Kwacha 8,572,000	Standard Chartered Bank	76,836	—	76,836
6/12/15	United States Dollar 712,235	Zambian Kwacha 5,210,000	Citibank, N.A.	32,041	—	32,041
6/12/15	United States Dollar 472,028	Zambian Kwacha 3,363,200	Citibank, N.A.	8,423	—	8,423
6/12/15	United States Dollar 1,153,206	Zambian Kwacha 8,110,500	Citibank, N.A.	5,422	—	5,422
6/17/15	United States Dollar 1,139,782	Zambian Kwacha 8,395,000	Standard Chartered Bank	56,691	—	56,691
6/18/15	United States Dollar 1,563,215	Zambian Kwacha 11,438,000	Standard Chartered Bank	66,193	—	66,193

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
6/18/15	United States Dollar 666,557	Zambian Kwacha 4,860,000	Standard Chartered Bank	$25,778	$—	$25,778
6/23/15	Hungarian Forint 940,317,000	Euro 2,971,080	BNP Paribas	—	(43,581)	(43,581)
6/23/15	Hungarian Forint 1,886,040,000	Euro 5,942,155	BNP Paribas	—	(106,748)	(106,748)
6/23/15	Hungarian Forint 1,575,744,100	Euro 4,909,166	JPMorgan Chase Bank, N.A.	—	(151,847)	(151,847)
6/23/15	Hungarian Forint 1,407,845,000	Euro 4,424,403	Nomura International PLC	—	(92,302)	(92,302)
6/23/15	Hungarian Forint 1,134,731,400	Euro 3,565,292	Standard Chartered Bank	—	(75,305)	(75,305)
6/25/15	United States Dollar 2,218,608	Zambian Kwacha 15,774,300	Barclays Bank PLC	21,221	—	21,221
7/9/15	Hungarian Forint 1,521,446,198	Euro 4,718,604	Credit Suisse International	—	(167,544)	(167,544)
7/9/15	Hungarian Forint 1,422,612,000	Euro 4,418,324	Morgan Stanley & Co. International PLC	—	(149,592)	(149,592)
7/16/15	Hungarian Forint 9,228,822,000	Euro 28,605,858	BNP Paribas	—	(1,026,077)	(1,026,077)
7/16/15	Hungarian Forint 2,920,107,802	Euro 9,094,359	Deutsche Bank AG	—	(275,841)	(275,841)
7/16/15	Hungarian Forint 6,580,777,000	Euro 20,432,754	JPMorgan Chase Bank, N.A.	—	(692,232)	(692,232)
7/16/15	Hungarian Forint 5,323,264,000	Euro 16,529,822	Morgan Stanley & Co. International PLC	—	(558,211)	(558,211)
9/2/15	United States Dollar 4,890,239	Zambian Kwacha 33,742,650	Standard Chartered Bank	—	(254,419)	(254,419)
9/22/15	Euro 5,000,000	United States Dollar 6,246,695	Citibank, N.A.	580,473	—	580,473
9/25/15	Euro 6,000,000	United States Dollar 7,509,258	Citibank, N.A.	709,430	—	709,430
9/28/15	United States Dollar 2,948,986	Azerbaijani Manat 2,399,000	Standard Bank PLC	49,015	—	49,015
10/8/15	United States Dollar 11,730,155	Azerbaijani Manat 9,546,000	Standard Bank PLC	180,014	—	180,014
10/13/15	Euro 2,910,267	Serbian Dinar 380,954,000	Citibank, N.A.	23,476	—	23,476
10/13/15	Euro 356,567	Serbian Dinar 46,532,000	Deutsche Bank AG	1,632	—	1,632
11/27/15	Euro 13,856,000	United States Dollar 16,597,890	HSBC Bank USA, N.A.	875,030	—	875,030
11/27/15	Euro 9,984,000	United States Dollar 12,564,864	Standard Chartered Bank	1,235,690	—	1,235,690
1/13/16	United States Dollar 45,963,522	New Turkish Lira 112,747,140	Bank of America, N.A.	—	(2,715,818)	(2,715,818)
1/13/16	United States Dollar 11,219,986	New Turkish Lira 27,393,595	Deutsche Bank AG	—	(712,313)	(712,313)

				$174,631,118	$(54,063,936)	$120,567,182

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation
2/13/15	COP	130,939,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	$55,173,080	$409,972
2/18/15	COP	97,698,000	Republic of Colombia, 7.25%, 6/15/16	Deutsche Bank AG	41,182,509	300,535

Settlement Date	Notional Amount (000s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation
2/19/15	COP	140,255,000	Republic of Colombia, 7.25%, 6/15/16	Bank of America, N.A.	$59,294,526	$271,376
2/19/15	COP	115,368,000	Republic of Colombia, 7.25%, 6/15/16	Bank of America, N.A.	48,742,980	249,052
2/27/15	COP	130,939,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	55,294,359	309,550
3/13/15	COP	65,470,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	27,647,391	164,288
3/13/15	COP	53,779,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	22,706,420	132,886
3/25/15	COP	45,829,000	Republic of Colombia, 7.25%, 6/15/16	Deutsche Bank AG	19,329,696	137,651
3/25/15	COP	1,506,000	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	760,931	4,901
3/25/15	COP	101,476,000	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	50,760,192	828,380

						$2,808,591

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

COP	-	Colombian Peso

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
5/15	1,016 Brent Crude Oil	Short	$(67,966,188)	$(56,946,800)	$11,019,388
6/15	274 Gold	Short	(35,181,600)	(35,072,000)	109,600
Equity Futures
2/15	3,408 SGX CNX Nifty Index	Long	60,701,795	60,362,301	(339,494)
3/15	3,692 SET50 Index	Short	(22,799,340)	(23,560,931)	(761,591)
3/15	200 TOPIX Index	Long	24,683,641	23,856,993	(826,648)
Interest Rate Futures
3/15	2,200 Euro-Bobl	Short	(322,011,490)	(325,392,449)	(3,380,959)
3/15	578 Euro-Bund	Short	(100,882,018)	(104,103,956)	(3,221,938)
3/15	855 IMM 10-Year Interest Rate Swap	Long	80,746,884	76,262,837	(4,484,047)
3/15	234 Japan 10-Year Bond	Short	(292,863,663)	(295,175,168)	(2,311,505)
3/15	1,533 U.S. 2-Year Deliverable Interest Rate Swap	Short	(153,811,741)	(154,725,212)	(913,471)
3/15	1,001 U.S. 5-Year Deliverable Interest Rate Swap	Short	(101,596,071)	(104,213,484)	(2,617,413)
3/15	1,595 U.S. 5-Year Treasury Note	Short	(189,476,550)	(193,543,281)	(4,066,731)
3/15	2,112 U.S. 10-Year Deliverable Interest Rate Swap	Short	(223,671,315)	(234,069,000)	(10,397,685)
3/15	1,496 U.S. 10-Year Treasury Note	Short	(188,312,883)	(195,789,000)	(7,476,117)
3/15	63 U.S. 30-Year Deliverable Interest Rate Swap	Short	(7,748,215)	(8,197,875)	(449,660)
3/15	75 U.S. Long Treasury Bond	Short	(10,518,164)	(11,346,094)	(827,930)

					$(30,946,201)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

SET50 Index: Capitalization-weighted index based on the top 50 stocks listed on the Bangkok SET index having high market capitalization and high liquidity.

SGX CNX Nifty Index: Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

TOPIX Index: Market capitalization-weighted stock index for all companies listed on the First Section of the Tokyo Stock Exchange.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	EUR	15,950	Receives	6-month Euro Interbank Offered Rate	1.30%		1/16/45	$(460,656)
LCH.Clearnet	HUF	589,390	Pays	6-month HUF BUBOR	5.20		12/16/16	137,938
LCH.Clearnet	HUF	829,350	Pays	6-month HUF BUBOR	5.12		1/16/17	189,530
LCH.Clearnet	HUF	1,437,000	Receives	6-month HUF BUBOR	7.63		1/16/17	(584,129)
LCH.Clearnet	HUF	680,000	Pays	6-month HUF BUBOR	5.22		1/20/17	160,417
LCH.Clearnet	HUF	5,992,000	Receives	6-month HUF BUBOR	4.57		11/14/18	(2,187,481)
LCH.Clearnet	HUF	7,698,000	Receives	6-month HUF BUBOR	4.43		11/15/18	(2,671,306)
LCH.Clearnet	NZD	101,351	Pays	3-month NZD Bank Bill	4.03		11/26/17	970,049
LCH.Clearnet	NZD	38,010	Pays	3-month NZD Bank Bill	4.02		11/27/17	355,428
LCH.Clearnet	NZD	71,019	Pays	3-month NZD Bank Bill	3.96		11/28/17	581,644
LCH.Clearnet	PLN	33,910	Pays	6-month PLN WIBOR	4.40		8/20/17	726,998
LCH.Clearnet	PLN	372,117	Pays	6-month PLN WIBOR	1.95		10/27/19	1,711,915
LCH.Clearnet		$15,000	Receives	3-month USD-LIBOR-BBA	3.50	(1)	12/17/44	(3,687,946)
LCH.Clearnet(2)		$3,928	Receives	3-month USD-LIBOR-BBA	3.25	(1)	6/17/45	(602,292)

								$(5,359,891)

EUR	-	Euro
HUF	-	Hungarian Forint
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(2)	Effective date, which represents the date on which the Portfolio and counterparty to the interest rate swap begin interest payment accrual, is after January 31, 2015.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	CLP	21,245,872	Receives	6-month Sinacofi Chile Interbank Rate	3.70%	12/4/19	$(450,272)
Bank of America, N.A.	CLP	6,862,832	Receives	6-month Sinacofi Chile Interbank Rate	3.73	12/9/19	(158,365)
Bank of America, N.A.	CLP	13,735,436	Receives	6-month Sinacofi Chile Interbank Rate	3.75	12/9/19	(337,004)
Bank of America, N.A.	COP	64,526,440	Pays	Colombia IBR Overnight Interbank Rate	4.48	11/10/16	114,323
Bank of America, N.A.	COP	31,467,667	Pays	Colombia IBR Overnight Interbank Rate	4.41	11/14/16	40,121
Bank of America, N.A.	COP	31,467,667	Pays	Colombia IBR Overnight Interbank Rate	4.45	11/15/16	50,864
Bank of America, N.A.	COP	84,689,725	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	90,833
Bank of America, N.A.	COP	67,751,790	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/24/16	76,137
Bank of America, N.A.	HUF	589,390	Receives	6-month HUF BUBOR	7.32	12/16/16	(227,006)
Bank of America, N.A.	HUF	2,409,000	Pays	6-month HUF BUBOR	5.13	12/21/16	550,942
Bank of America, N.A.	HUF	607,650	Pays	6-month HUF BUBOR	5.14	1/16/17	139,825
Bank of America, N.A.	PLN	31,619	Pays	6-month PLN WIBOR	4.34	7/30/17	786,878
Bank of America, N.A.	PLN	31,619	Receives	6-month PLN WIBOR	3.35	7/30/17	(535,577)
Bank of America, N.A.	PLN	14,470	Pays	6-month PLN WIBOR	3.83	11/14/17	258,624
Bank of America, N.A.	PLN	14,470	Receives	6-month PLN WIBOR	3.61	11/14/17	(233,157)
Bank of America, N.A.	PLN	102,310	Receives	6-month PLN WIBOR	3.52	11/16/17	(1,577,077)
Barclays Bank PLC	PLN	66,483	Pays	6-month PLN WIBOR	4.32	8/2/17	1,373,341
Barclays Bank PLC	PLN	28,300	Pays	6-month PLN WIBOR	4.35	8/27/17	596,710
Barclays Bank PLC	PLN	102,310	Pays	6-month PLN WIBOR	3.81	11/16/17	1,813,848
Barclays Bank PLC	PLN	173,050	Pays	6-month PLN WIBOR	3.82	11/19/17	3,085,920

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	PLN	173,050	Receives	6-month PLN WIBOR	3.53%	11/19/17	$(2,677,796)
Barclays Bank PLC	PLN	57,540	Pays	6-month PLN WIBOR	3.80	11/20/17	1,014,462
BNP Paribas	PLN	69,044	Pays	6-month PLN WIBOR	4.25	8/7/17	1,390,673
BNP Paribas	PLN	69,044	Receives	6-month PLN WIBOR	3.60	8/7/17	(1,029,737)
BNP Paribas	PLN	15,700	Pays	6-month PLN WIBOR	3.85	11/13/17	283,490
BNP Paribas	PLN	15,700	Receives	6-month PLN WIBOR	3.38	11/13/17	(225,658)
BNP Paribas	PLN	76,000	Pays	6-month PLN WIBOR	3.83	11/14/17	1,358,355
BNP Paribas	PLN	2,200	Pays	6-month PLN WIBOR	3.81	11/20/17	38,961
BNP Paribas	PLN	2,200	Receives	6-month PLN WIBOR	3.60	11/20/17	(35,237)
Citibank, N.A.	PLN	27,794	Pays	6-month PLN WIBOR	4.33	7/30/17	691,125
Citibank, N.A.	PLN	41,457	Pays	6-month PLN WIBOR	4.31	8/2/17	854,706
Citibank, N.A.	PLN	9,684	Pays	6-month PLN WIBOR	4.24	8/7/17	194,662
Citibank, N.A.	PLN	29,987	Pays	6-month PLN WIBOR	4.30	8/10/17	621,687
Citibank, N.A.	PLN	26,940	Pays	6-month PLN WIBOR	4.40	8/20/17	577,482
Citibank, N.A.	PLN	31,670	Pays	6-month PLN WIBOR	4.30	9/18/17	662,922
Citibank, N.A.	PLN	31,670	Receives	6-month PLN WIBOR	3.59	9/18/17	(483,920)
Citibank, N.A.	PLN	30,600	Pays	6-month PLN WIBOR	3.81	11/13/17	542,829
Citibank, N.A.	PLN	24,940	Pays	6-month PLN WIBOR	3.82	11/14/17	443,784
Citibank, N.A.	PLN	75,150	Pays	6-month PLN WIBOR	3.82	11/19/17	1,334,753
Citibank, N.A.	PLN	75,150	Receives	6-month PLN WIBOR	3.60	11/19/17	(1,205,731)
Deutsche Bank AG	BRL	25,068	Pays	Brazil CETIP Interbank Deposit Rate	12.03	1/2/17	(42,023)
Deutsche Bank AG	BRL	122,419	Pays	Brazil CETIP Interbank Deposit Rate	12.19	1/2/17	(42,338)
Deutsche Bank AG	BRL	237,818	Pays	Brazil CETIP Interbank Deposit Rate	12.31	1/2/17	19,322
Deutsche Bank AG	BRL	427,880	Pays	Brazil CETIP Interbank Deposit Rate	11.81	1/2/17	(1,447,129)
Deutsche Bank AG	CLP	17,651,098	Receives	6-month Sinacofi Chile Interbank Rate	3.70	8/7/18	(605,692)
Deutsche Bank AG	CLP	18,015,114	Receives	6-month Sinacofi Chile Interbank Rate	3.60	8/8/18	(508,289)
Deutsche Bank AG	PLN	19,510	Pays	6-month PLN WIBOR	3.79	11/16/17	342,804
Deutsche Bank AG	PLN	19,510	Receives	6-month PLN WIBOR	3.60	11/16/17	(313,405)
Goldman Sachs International	BRL	332,734	Pays	Brazil CETIP Interbank Deposit Rate	13.35	1/4/16	856,621
Goldman Sachs International	BRL	442,179	Pays	Brazil CETIP Interbank Deposit Rate	12.87	1/4/16	377,209
Goldman Sachs International	BRL	858,820	Pays	Brazil CETIP Interbank Deposit Rate	12.87	1/4/16	725,272
Goldman Sachs International	BRL	118,864	Pays	Brazil CETIP Interbank Deposit Rate	12.33	1/2/17	27,642
Goldman Sachs International	BRL	251,235	Pays	Brazil CETIP Interbank Deposit Rate	12.14	1/2/17	(194,565)
Goldman Sachs International	BRL	259,485	Pays	Brazil CETIP Interbank Deposit Rate	12.02	1/2/17	(502,868)
Goldman Sachs International	BRL	268,287	Pays	Brazil CETIP Interbank Deposit Rate	12.33	1/2/17	59,692
Goldman Sachs International	BRL	299,451	Pays	Brazil CETIP Interbank Deposit Rate	12.08	1/2/17	(444,503)
Goldman Sachs International	BRL	301,644	Pays	Brazil CETIP Interbank Deposit Rate	12.20	1/2/17	(92,070)
Goldman Sachs International	BRL	61,202	Receives	Brazil CETIP Interbank Deposit Rate	11.64	1/2/23	(250,851)
Goldman Sachs International	BRL	70,793	Receives	Brazil CETIP Interbank Deposit Rate	11.51	1/2/23	2,005
Goldman Sachs International	CLP	5,499,206	Receives	6-month Sinacofi Chile Interbank Rate	3.90	10/20/19	(212,320)
Goldman Sachs International	CLP	8,460,315	Receives	6-month Sinacofi Chile Interbank Rate	3.97	10/29/19	(365,363)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	CLP	2,665,000	Receives	6-month Sinacofi Chile Interbank Rate	3.98%	10/30/19	$(116,881)
Goldman Sachs International	CLP	2,665,000	Receives	6-month Sinacofi Chile Interbank Rate	3.97	11/5/19	(113,925)
Goldman Sachs International	CLP	8,037,300	Receives	6-month Sinacofi Chile Interbank Rate	3.97	11/6/19	(343,050)
Goldman Sachs International	CLP	5,329,999	Receives	6-month Sinacofi Chile Interbank Rate	3.97	11/7/19	(227,146)
Goldman Sachs International	CLP	10,659,996	Receives	6-month Sinacofi Chile Interbank Rate	3.98	11/7/19	(462,099)
Goldman Sachs International	CLP	5,329,999	Receives	6-month Sinacofi Chile Interbank Rate	4.02	11/13/19	(244,650)
Goldman Sachs International	CLP	8,248,807	Receives	6-month Sinacofi Chile Interbank Rate	4.05	11/17/19	(394,623)
Goldman Sachs International	CLP	2,791,905	Receives	6-month Sinacofi Chile Interbank Rate	3.93	11/20/19	(108,522)
Goldman Sachs International	CLP	5,583,808	Receives	6-month Sinacofi Chile Interbank Rate	3.78	11/21/19	(192,217)
Goldman Sachs International	CLP	8,460,314	Receives	6-month Sinacofi Chile Interbank Rate	3.79	11/25/19	(239,583)
Goldman Sachs International	CLP	5,499,206	Receives	6-month Sinacofi Chile Interbank Rate	3.77	11/26/19	(147,374)
Goldman Sachs International	CLP	11,421,425	Receives	6-month Sinacofi Chile Interbank Rate	3.69	12/3/19	(234,464)
Goldman Sachs International	CLP	5,891,764	Receives	6-month Sinacofi Chile Interbank Rate	3.76	12/9/19	(148,856)
Goldman Sachs International	PLN	20,449	Pays	6-month PLN WIBOR	4.35	8/1/17	428,167
Goldman Sachs International	PLN	37,986	Pays	6-month PLN WIBOR	3.80	11/20/17	669,714
HSBC Bank USA, N.A.	COP	47,836,915	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	51,307
JPMorgan Chase Bank, N.A.	HUF	2,409,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(932,292)
JPMorgan Chase Bank, N.A.	HUF	1,991,000	Pays	6-month HUF BUBOR	5.09	1/20/17	451,668
JPMorgan Chase Bank, N.A.	HUF	2,671,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(1,110,472)
JPMorgan Chase Bank, N.A.	NZD	13,240	Pays	3-month NZD Bank Bill	4.06	6/4/23	310,491
JPMorgan Chase Bank, N.A.	PLN	26,580	Pays	6-month PLN WIBOR	4.33	8/17/17	552,297
Morgan Stanley & Co. International PLC	COP	43,105,195	Pays	Colombia IBR Overnight Interbank Rate	4.49	11/10/16	78,119
Morgan Stanley & Co. International PLC	COP	43,289,270	Pays	Colombia IBR Overnight Interbank Rate	4.46	11/15/16	73,485

							$4,799,965

BRL	-	Brazilian Real

CLP	-	Chilean Peso

COP	-	Colombian Peso

HUF	-	Hungarian Forint

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Colombia	Barclays Bank PLC	$4,950	1.00	%(1)	3/20/20	1.74%	$(171,013)	$170,401	$(612)
Colombia	BNP Paribas	34,625	1.00	(1)	3/20/20	1.74	(1,196,229)	1,189,359	(6,870)
Colombia	Goldman Sachs International	2,868	1.00	(1)	3/20/20	1.74	(99,003)	95,911	(3,092)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Dominican Republic	Barclays Bank PLC	$9,060	1.00	%(1)	3/20/16	3.38%	$(230,768)	$197,207	$(33,561)
Romania	BNP Paribas	6,620	1.00	(1)	9/20/18	0.86	40,944	178,756	219,700
Romania	Goldman Sachs International	6,470	1.00	(1)	9/20/18	0.86	40,017	174,440	214,457
Russia	Barclays Bank PLC	8,230	1.00	(1)	3/20/19	6.31	(1,504,832)	413,026	(1,091,806)
Russia	BNP Paribas	19,670	1.00	(1)	3/20/19	6.31	(3,596,603)	951,591	(2,645,012)
Russia	Deutsche Bank AG	32,960	1.00	(1)	3/20/19	6.31	(6,026,641)	1,606,463	(4,420,178)
Russia	Goldman Sachs International	16,380	1.00	(1)	3/20/19	6.31	(2,995,036)	792,428	(2,202,608)
Slovenia	Barclays Bank PLC	10,000	1.00	(1)	3/20/20	1.23	(103,981)	168,587	64,606
Slovenia	BNP Paribas	10,000	1.00	(1)	3/20/20	1.23	(103,981)	83,024	(20,957)
South Africa	Bank of America, N.A.	5,575	1.00	(1)	9/20/15	0.72	16,223	11,529	27,752
South Africa	Bank of America, N.A.	16,990	1.00	(1)	12/20/15	0.79	51,682	24,175	75,857
South Africa	Bank of America, N.A.	5,160	1.00	(1)	12/20/15	0.79	15,696	7,695	23,391
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/17	1.40	(186,744)	343,736	156,992
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/17	1.40	(195,471)	187,616	(7,855)
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/17	1.40	(151,084)	129,259	(21,825)
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/17	1.40	(274,767)	198,560	(76,207)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	0.72	22,089	33,524	55,613
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/15	0.72	34,919	56,172	91,091
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/15	0.79	36,533	20,056	56,589
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/15	0.79	22,327	12,155	34,482
South Africa	Barclays Bank PLC	4,000	1.00	(1)	6/20/17	1.32	(25,217)	64,410	39,193
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	1.40	(106,979)	152,742	45,763
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/17	1.40	(85,207)	113,450	28,243
South Africa	BNP Paribas	19,000	1.00	(1)	9/20/17	1.40	(178,298)	263,817	85,519
South Africa	BNP Paribas	9,200	1.00	(1)	9/20/17	1.40	(86,334)	147,816	61,482
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/17	1.40	(157,934)	197,713	39,779
South Africa	Citibank, N.A.	5,000	1.00	(1)	6/20/15	0.72	11,045	11,158	22,203
South Africa	Citibank, N.A.	4,600	1.00	(1)	6/20/17	1.32	(28,999)	73,067	44,068
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/15	0.72	22,088	32,855	54,943
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/15	0.72	11,044	11,329	22,373
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/15	0.79	51,681	28,413	80,094
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/15	0.79	31,788	38,843	70,631
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/15	0.79	23,544	14,090	37,634
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	1.40	(93,841)	187,152	93,311
South Africa	Deutsche Bank AG	12,500	1.00	(1)	9/20/15	0.72	36,374	37,737	74,111
South Africa	Deutsche Bank AG	5,500	1.00	(1)	9/20/15	0.72	16,004	17,086	33,090
South Africa	Deutsche Bank AG	5,575	1.00	(1)	9/20/15	0.72	16,223	12,179	28,402
South Africa	Deutsche Bank AG	1,450	1.00	(1)	9/20/15	0.72	4,219	4,034	8,253
South Africa	Deutsche Bank AG	13,005	1.00	(1)	12/20/15	0.79	39,560	21,718	61,278
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/17	1.40	(158,967)	325,010	166,043
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/17	1.40	(142,638)	262,552	119,914
South Africa	Deutsche Bank AG	9,200	1.00	(1)	9/20/17	1.40	(86,333)	123,265	36,932
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/15	0.79	52,731	30,386	83,117
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/15	0.79	24,396	14,599	38,995
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	1.40	(100,316)	194,847	94,531
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	1.48	(99,442)	109,697	10,255
South Africa	HSBC Bank USA, N.A.	9,200	1.00	(1)	9/20/17	1.40	(86,334)	169,923	83,589
South Africa	HSBC Bank USA, N.A.	9,146	1.00	(1)	9/20/17	1.40	(85,827)	122,542	36,715
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/17	1.48	(90,492)	103,746	13,254
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/15	0.72	11,044	16,930	27,974
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/15	0.72	11,044	10,988	22,032
South Africa	JPMorgan Chase Bank, N.A.	9,200	1.00	(1)	9/20/17	1.40	(86,334)	143,366	57,032
South Africa	Morgan Stanley & Co. International PLC	4,400	1.00	(1)	6/20/17	1.32	(27,738)	68,929	41,191
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	1.40	(86,334)	141,139	54,805

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Nomura International PLC	$8,900	1.00	%(1)	9/20/17	1.40%	$(83,519)	$91,578	$8,059
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/17	1.40	(37,536)	32,188	(5,348)
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/17	1.48	(87,615)	98,550	10,935
Turkey	Bank of America, N.A.	94,932	1.00	(1)	12/20/17	1.32	(752,349)	1,300,006	547,657
Turkey	Deutsche Bank AG	20,000	1.00	(1)	12/20/17	1.32	(158,502)	273,881	115,379

Total		$773,091					$(19,126,023)	$12,109,401	$(7,016,622)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	Barclays Bank PLC	$9,861	1.00	%(1)	12/20/18	$271,602	$(90,732)	$180,870
Bulgaria	BNP Paribas	4,574	1.00	(1)	6/20/18	96,324	(17,793)	78,531
Bulgaria	BNP Paribas	6,620	1.00	(1)	9/20/18	161,131	(45,603)	115,528
Bulgaria	BNP Paribas	4,600	1.00	(1)	9/20/18	111,965	(36,342)	75,623
Bulgaria	BNP Paribas	4,640	1.00	(1)	12/20/18	127,800	(37,460)	90,340
Bulgaria	Goldman Sachs International	6,470	1.00	(1)	9/20/18	157,481	(40,082)	117,399
Bulgaria	Goldman Sachs International	9,000	1.00	(1)	12/20/18	247,888	(80,909)	166,979
Bulgaria	Goldman Sachs International	4,500	1.00	(1)	12/20/18	123,944	(41,253)	82,691
China	Bank of America, N.A.	22,200	1.00	(1)	3/20/17	(319,367)	(282,554)	(601,921)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	(538,219)	(433,336)	(971,555)
China	Deutsche Bank AG	13,655	1.00	(1)	3/20/17	(196,439)	(150,310)	(346,749)
China	Deutsche Bank AG	15,969	1.00	(1)	3/20/17	(229,729)	(175,781)	(405,510)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	56,227	(77,693)	(21,466)
Croatia	BNP Paribas	8,480	1.00	(1)	6/20/18	327,269	(456,278)	(129,009)
Croatia	BNP Paribas	3,000	1.00	(1)	3/20/20	241,117	(254,668)	(13,551)
Croatia	BNP Paribas	6,250	1.00	(1)	3/20/20	502,326	(529,826)	(27,500)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	42,170	(57,573)	(15,403)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	140,566	(196,351)	(55,785)
Croatia	Citibank, N.A.	3,070	1.00	(1)	3/20/18	101,071	(127,600)	(26,529)
Croatia	Citibank, N.A.	4,050	1.00	(1)	3/20/18	133,334	(168,300)	(34,966)
Croatia	Citibank, N.A.	4,287	1.00	(1)	3/20/18	141,137	(247,662)	(106,525)
Croatia	Citibank, N.A.	2,670	1.00	(1)	6/20/18	103,044	(170,174)	(67,130)
Croatia	Citibank, N.A.	13,270	1.00	(1)	6/20/18	512,131	(835,095)	(322,964)
Croatia	Deutsche Bank AG	410	1.00	(1)	12/20/17	11,526	(16,386)	(4,860)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	56,226	(76,967)	(20,741)
Croatia	Goldman Sachs International	2,900	1.00	(1)	3/20/19	159,135	(173,175)	(14,040)
Croatia	HSBC Bank USA, N.A.	6,508	1.00	(1)	3/20/18	214,257	(375,969)	(161,712)
Croatia	JPMorgan Chase Bank, N.A.	2,967	1.00	(1)	6/20/18	114,505	(189,257)	(74,752)
Croatia	Morgan Stanley & Co. International PLC	1,611	1.00	(1)	12/20/16	16,086	(42,848)	(26,762)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	38,937	(51,561)	(12,624)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	44,841	(63,495)	(18,654)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	70,282	(97,544)	(27,262)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Morgan Stanley & Co. International PLC	$2,500	1.00	%(1)	12/20/17	$70,282	$(99,432)	$(29,150)
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00	(1)	3/20/18	101,466	(179,762)	(78,296)
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00	(1)	6/20/18	108,678	(187,474)	(78,796)
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00	(1)	6/20/18	243,523	(384,727)	(141,204)
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00	(1)	6/20/18	226,503	(400,004)	(173,501)
Croatia	Nomura International PLC	5,000	1.00	(1)	3/20/18	164,611	(194,312)	(29,701)
Croatia	Nomura International PLC	40,700	1.00	(1)	3/20/18	1,339,930	(1,694,739)	(354,809)
Egypt	Bank of America, N.A.	7,050	1.00	(1)	9/20/15	22,251	(42,721)	(20,470)
Egypt	Barclays Bank PLC	9,000	1.00	(1)	9/20/15	28,405	(54,537)	(26,132)
Egypt	Citibank, N.A.	3,050	1.00	(1)	12/20/15	19,835	(36,208)	(16,373)
Egypt	Citibank, N.A.	4,550	1.00	(1)	6/20/20	407,012	(271,575)	135,437
Egypt	Citibank, N.A.	50	1.00	(1)	6/20/20	4,473	(3,135)	1,338
Egypt	Credit Suisse International	11,000	1.00	(1)	12/20/15	71,534	(122,338)	(50,804)
Egypt	Deutsche Bank AG	710	1.00	(1)	6/20/15	1,038	(3,416)	(2,378)
Egypt	Deutsche Bank AG	9,540	1.00	(1)	6/20/15	13,949	(29,290)	(15,341)
Egypt	Deutsche Bank AG	4,175	1.00	(1)	9/20/15	13,177	(32,460)	(19,283)
Egypt	Deutsche Bank AG	8,200	1.00	(1)	9/20/15	25,880	(50,734)	(24,854)
Egypt	Deutsche Bank AG	2,855	1.00	(1)	12/20/15	18,567	(30,832)	(12,265)
Egypt	Deutsche Bank AG	5,100	1.00	(1)	6/20/20	456,211	(270,665)	185,546
Egypt	Deutsche Bank AG	4,600	1.00	(1)	6/20/20	411,484	(275,865)	135,619
Egypt	Deutsche Bank AG	4,550	1.00	(1)	6/20/20	407,012	(273,234)	133,778
Egypt	Goldman Sachs International	9,700	1.00	(1)	9/20/15	30,614	(61,844)	(31,230)
Guatemala	Citibank, N.A.	18,256	1.00	(1)	9/20/20	1,602,423	(789,998)	812,425
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	(2,298)	(9,072)	(11,370)
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	(2,298)	(10,376)	(12,674)
Lebanon	Barclays Bank PLC	6,700	1.00	(1)	3/20/15	(3,141)	(12,187)	(15,328)
Lebanon	Barclays Bank PLC	5,000	1.00	(1)	12/20/15	26,250	(77,872)	(51,622)
Lebanon	Citibank, N.A.	2,800	1.00	(1)	3/20/15	(1,313)	(4,537)	(5,850)
Lebanon	Citibank, N.A.	6,000	1.00	(1)	9/20/15	12,493	(75,689)	(63,196)
Lebanon	Citibank, N.A.	15,000	1.00	(1)	9/20/15	31,232	(175,739)	(144,507)
Lebanon	Credit Suisse International	4,600	1.00	(1)	3/20/15	(2,157)	(8,411)	(10,568)
Lebanon	Credit Suisse International	8,800	1.00	(1)	3/20/15	(4,126)	(15,997)	(20,123)
Lebanon	Credit Suisse International	9,900	1.00	(1)	6/20/15	8,020	(49,827)	(41,807)
Lebanon	Credit Suisse International	5,000	1.00	(1)	9/20/15	10,411	(58,685)	(48,274)
Lebanon	Credit Suisse International	4,450	1.00	(1)	12/20/15	23,363	(66,752)	(43,389)
Lebanon	Credit Suisse International	5,000	1.00	(1)	12/20/15	26,251	(76,950)	(50,699)
Lebanon	Credit Suisse International	8,300	1.00	(1)	12/20/15	43,576	(124,781)	(81,205)
Lebanon	Credit Suisse International	22,710	1.00	(1)	12/20/15	119,230	(357,876)	(238,646)
Lebanon	Deutsche Bank AG	6,100	1.00	(1)	3/20/15	(2,860)	(10,296)	(13,156)
Lebanon	Deutsche Bank AG	4,900	1.00	(1)	6/20/15	3,970	(24,662)	(20,692)
Lebanon	Deutsche Bank AG	5,000	1.00	(1)	6/20/15	4,050	(25,495)	(21,445)
Lebanon	Deutsche Bank AG	6,700	1.00	(1)	9/20/15	13,951	(70,006)	(56,055)
Lebanon	Deutsche Bank AG	3,085	1.00	(1)	12/20/15	16,196	(48,359)	(32,163)
Lebanon	Deutsche Bank AG	5,000	1.00	(1)	12/20/15	26,251	(78,793)	(52,542)
Lebanon	Deutsche Bank AG	6,890	1.00	(1)	12/20/15	36,174	(107,562)	(71,388)
Lebanon	Goldman Sachs International	3,600	1.00	(1)	9/20/15	7,495	(42,253)	(34,758)
Lebanon	Goldman Sachs International	19,400	1.00	(1)	6/20/18	1,404,853	(1,770,098)	(365,245)
Lebanon	Goldman Sachs International	7,552	5.00	(1)	12/20/18	(454,581)	331,122	(123,459)
Lebanon	Goldman Sachs International	6,999	5.00	(1)	12/20/18	(421,294)	283,828	(137,466)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	70,365	(102,703)	(32,338)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Lebanon	JPMorgan Chase Bank, N.A.	$10,000	5.00	%(1)	12/20/17	$(587,455)	$123,543	$(463,912)
Mexico	Bank of America, N.A.	14,100	1.00	(1)	6/20/22	489,286	(765,795)	(276,509)
Mexico	Barclays Bank PLC	3,900	1.00	(1)	6/20/22	135,335	(222,181)	(86,846)
Mexico	Citibank, N.A.	4,150	1.00	(1)	6/20/22	144,009	(203,699)	(59,690)
Mexico	Deutsche Bank AG	6,900	1.00	(1)	6/20/22	239,437	(333,870)	(94,433)
Mexico	Deutsche Bank AG	14,300	1.00	(1)	6/20/22	496,226	(719,062)	(222,836)
Philippines	Bank of America, N.A.	9,300	1.00	(1)	9/20/15	(61,667)	(26,002)	(87,669)
Philippines	Barclays Bank PLC	9,131	1.00	(1)	3/20/15	(20,790)	(6,835)	(27,625)
Philippines	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	(44,549)	(22,122)	(66,671)
Philippines	Citibank, N.A.	10,000	1.00	(1)	6/20/15	(44,548)	(24,006)	(68,554)
Philippines	Deutsche Bank AG	9,750	1.00	(1)	3/20/15	(22,200)	(7,928)	(30,128)
Philippines	Deutsche Bank AG	10,000	1.00	(1)	6/20/15	(44,548)	(21,473)	(66,021)
Philippines	Deutsche Bank AG	9,500	1.00	(1)	9/20/15	(62,994)	(33,275)	(96,269)
Philippines	Deutsche Bank AG	10,000	1.00	(1)	9/20/15	(66,309)	(34,316)	(100,625)
Philippines	Goldman Sachs International	10,000	1.00	(1)	3/20/15	(22,769)	(8,688)	(31,457)
Philippines	Goldman Sachs International	10,000	1.00	(1)	6/20/15	(44,549)	(21,737)	(66,286)
Philippines	Goldman Sachs International	7,200	1.00	(1)	9/20/15	(47,742)	(19,327)	(67,069)
Philippines	HSBC Bank USA, N.A.	10,000	1.00	(1)	6/20/15	(44,548)	(21,473)	(66,021)
Philippines	HSBC Bank USA, N.A.	4,400	1.00	(1)	9/20/15	(29,176)	(14,421)	(43,597)
Philippines	HSBC Bank USA, N.A.	10,000	1.00	(1)	9/20/15	(66,309)	(37,847)	(104,156)
Philippines	HSBC Bank USA, N.A.	10,000	1.00	(1)	9/20/15	(66,309)	(40,073)	(106,382)
Philippines	JPMorgan Chase Bank, N.A.	10,000	1.00	(1)	6/20/15	(44,549)	(23,339)	(67,888)
Philippines	Standard Chartered Bank	10,000	1.00	(1)	9/20/15	(66,309)	(37,261)	(103,570)
Poland	Bank of America, N.A.	8,500	1.00	(1)	9/20/19	(170,883)	132,233	(38,650)
Poland	Barclays Bank PLC	8,680	1.00	(1)	9/20/18	(187,304)	151,188	(36,116)
Poland	Barclays Bank PLC	4,360	1.00	(1)	9/20/19	(87,653)	71,747	(15,906)
Poland	Barclays Bank PLC	15,000	1.00	(1)	9/20/19	(301,559)	246,883	(54,676)
Poland	Citibank, N.A.	955	1.00	(1)	9/20/19	(19,199)	15,315	(3,884)
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(21,552)	37,756	16,204
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(21,552)	35,569	14,017
Qatar	Barclays Bank PLC	13,218	1.00	(1)	12/20/18	(184,694)	168,304	(16,390)
Qatar	Barclays Bank PLC	3,800	1.00	(1)	3/20/19	(51,957)	48,456	(3,501)
Qatar	Barclays Bank PLC	3,870	1.00	(1)	9/20/22	25,496	34,542	60,038
Qatar	Barclays Bank PLC	15,980	1.00	(1)	9/20/23	199,256	11,906	211,162
Qatar	Barclays Bank PLC	6,400	1.00	(1)	9/20/23	79,803	26,708	106,511
Qatar	BNP Paribas	1,713	1.00	(1)	6/20/19	(21,590)	26,732	5,142
Qatar	Citibank, N.A.	6,450	1.00	(1)	6/20/19	(81,295)	131,745	50,450
Qatar	Deutsche Bank AG	3,920	1.00	(1)	6/20/19	(49,408)	57,657	8,249
Qatar	Deutsche Bank AG	1,713	1.00	(1)	6/20/19	(21,590)	25,195	3,605
Qatar	Goldman Sachs International	2,200	1.00	(1)	3/20/19	(30,080)	32,480	2,400
Qatar	Goldman Sachs International	4,380	1.00	(1)	3/20/19	(59,887)	54,433	(5,454)
Qatar	Goldman Sachs International	3,700	1.00	(1)	12/20/23	51,405	(11,234)	40,171
Qatar	Goldman Sachs International	3,090	1.00	(1)	9/20/24	55,908	2,548	58,456
Qatar	JPMorgan Chase Bank, N.A.	1,830	1.00	(1)	3/20/19	(25,022)	25,499	477
Qatar	JPMorgan Chase Bank, N.A.	1,630	1.00	(1)	6/20/19	(20,544)	36,038	15,494
Qatar	JPMorgan Chase Bank, N.A.	3,284	1.00	(1)	6/20/19	(41,391)	54,015	12,624
Qatar	JPMorgan Chase Bank, N.A.	2,000	1.00	(1)	6/20/19	(25,208)	28,557	3,349
Qatar	Nomura International PLC	1,380	1.00	(1)	3/20/19	(18,869)	17,582	(1,287)
Qatar	Nomura International PLC	3,460	1.00	(1)	3/20/19	(47,308)	45,474	(1,834)
Qatar	Nomura International PLC	9,620	1.00	(1)	9/20/24	174,056	31,769	205,825
Qatar	UBS AG	9,246	1.00	(1)	12/20/23	128,456	(28,446)	100,010
Russia	Deutsche Bank AG	41,153	1.00	(1)	6/20/18	6,386,992	(499,390)	5,887,602
Russia	Deutsche Bank AG	35,840	1.00	(1)	6/20/18	5,562,408	(429,618)	5,132,790
Russia	JPMorgan Chase Bank, N.A.	16,870	1.00	(1)	6/20/18	2,618,243	(205,172)	2,413,071
Russia	JPMorgan Chase Bank, N.A.	16,587	1.00	(1)	6/20/18	2,574,321	(196,531)	2,377,790
Russia	JPMorgan Chase Bank, N.A.	8,550	1.00	(1)	6/20/18	1,326,970	(93,828)	1,233,142
Serbia	Nomura International PLC	10,000	5.00	(1)	6/20/19	(975,764)	949,245	(26,519)
South Africa	Bank of America, N.A.	6,300	1.00	(1)	12/20/19	294,859	(142,706)	152,153

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Bank of America, N.A.	$5,575	1.00	%(1)	9/20/20	$342,623	$(137,530)	$205,093
South Africa	Bank of America, N.A.	16,990	1.00	(1)	12/20/20	1,123,058	(385,136)	737,922
South Africa	Bank of America, N.A.	5,160	1.00	(1)	12/20/20	341,081	(128,300)	212,781
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/22	2,830,150	(1,583,727)	1,246,423
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/22	2,013,388	(1,247,771)	765,617
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/22	1,556,196	(920,823)	635,373
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/22	1,923,497	(1,499,837)	423,660
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	294,860	(164,963)	129,897
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	259,121	(102,532)	156,589
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	259,121	(116,776)	142,345
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	259,120	(167,051)	92,069
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	566,811	(489,068)	77,743
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	737,485	(528,643)	208,842
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	793,874	(271,237)	522,637
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	485,183	(175,701)	309,482
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	1,048,741	(702,127)	346,614
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/22	877,656	(630,219)	247,437
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/22	1,626,756	(1,101,460)	525,296
South Africa	BNP Paribas	10,850	1.00	(1)	9/20/22	1,048,740	(721,400)	327,340
South Africa	Citibank, N.A.	3,910	1.00	(1)	12/20/19	183,000	(116,401)	66,599
South Africa	Citibank, N.A.	5,300	1.00	(1)	3/20/20	274,667	(169,623)	105,044
South Africa	Citibank, N.A.	4,600	1.00	(1)	3/20/20	238,391	(151,949)	86,442
South Africa	Citibank, N.A.	5,000	1.00	(1)	6/20/20	283,405	(177,871)	105,534
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	264,303	(114,691)	149,612
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	238,390	(125,850)	112,540
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	283,406	(179,879)	103,527
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	566,811	(477,392)	89,419
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	1,123,058	(409,481)	713,577
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	690,757	(325,293)	365,464
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	511,623	(196,032)	315,591
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	966,581	(782,605)	183,976
South Africa	Deutsche Bank AG	12,500	1.00	(1)	9/20/20	768,214	(400,535)	367,679
South Africa	Deutsche Bank AG	5,575	1.00	(1)	9/20/20	342,623	(136,287)	206,336
South Africa	Deutsche Bank AG	5,500	1.00	(1)	9/20/20	338,015	(163,300)	174,715
South Africa	Deutsche Bank AG	1,450	1.00	(1)	9/20/20	89,113	(43,093)	46,020
South Africa	Deutsche Bank AG	13,005	1.00	(1)	12/20/20	859,644	(306,094)	553,550
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/22	1,637,389	(1,274,340)	363,049
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/22	1,469,204	(1,138,545)	330,659
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	1,145,863	(416,248)	729,615
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	530,131	(195,698)	334,433
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	1,033,275	(779,342)	253,933
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	808,169	(614,237)	193,932
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/22	735,432	(536,770)	198,662
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	12/20/19	243,376	(161,426)	81,950
South Africa	JPMorgan Chase Bank, N.A.	4,590	1.00	(1)	12/20/19	214,826	(171,006)	43,820
South Africa	JPMorgan Chase Bank, N.A.	5,100	1.00	(1)	3/20/20	264,303	(112,674)	151,629
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	3/20/20	259,120	(114,417)	144,703
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	3/20/20	269,486	(164,442)	105,044
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	283,405	(173,847)	109,558
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	283,405	(246,475)	36,930
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	860,257	(571,412)	288,845
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/22	386,633	(236,705)	149,928
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/22	712,059	(532,615)	179,444
Spain	Bank of America, N.A.	15,000	1.00	(1)	6/20/20	(159,869)	(193,882)	(353,751)
Spain	Bank of America, N.A.	7,500	1.00	(1)	9/20/20	(70,056)	(325,451)	(395,507)
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	(136,707)	(70,239)	(206,946)
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	(106,579)	(458,107)	(564,686)
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	(69,235)	(407,567)	(476,802)
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	(37,853)	(282,549)	(320,402)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Spain	Barclays Bank PLC	$44,330	1.00	%(1)	12/20/20	$(357,029)	$(2,705,257)	$(3,062,286)
Spain	Citibank, N.A.	2,500	1.00	(1)	3/20/20	(29,979)	(72,431)	(102,410)
Spain	Citibank, N.A.	11,400	1.00	(1)	3/20/20	(136,707)	(160,384)	(297,091)
Spain	Citibank, N.A.	5,000	1.00	(1)	9/20/20	(46,705)	(159,431)	(206,136)
Spain	Deutsche Bank AG	9,200	1.00	(1)	3/20/20	(110,325)	(122,222)	(232,547)
Spain	Deutsche Bank AG	10,000	1.00	(1)	6/20/20	(106,579)	(287,424)	(394,003)
Spain	Deutsche Bank AG	13,950	1.00	(1)	6/20/20	(148,678)	(531,979)	(680,657)
Spain	Deutsche Bank AG	12,825	1.00	(1)	12/20/20	(103,291)	(671,202)	(774,493)
Spain	Deutsche Bank AG	23,922	1.00	(1)	12/20/20	(192,665)	(1,459,850)	(1,652,515)
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	(53,290)	(230,909)	(284,199)
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	(79,799)	(479,771)	(559,570)
Spain	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	9/20/20	(46,705)	(155,240)	(201,945)
Spain	JPMorgan Chase Bank, N.A.	15,000	1.00	(1)	9/20/20	(140,113)	(922,634)	(1,062,747)
Thailand	Bank of America, N.A.	4,000	1.00	(1)	9/20/15	(24,375)	(3,551)	(27,926)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	(8,758)	—	(8,758)
Thailand	Citibank, N.A.	3,700	0.95		9/20/19	(921)	—	(921)
Thailand	Credit Suisse International	5,000	1.00	(1)	9/20/15	(30,469)	(6,206)	(36,675)
Thailand	Deutsche Bank AG	10,000	1.00	(1)	3/20/15	(21,659)	(2,134)	(23,793)
Thailand	Goldman Sachs International	4,700	1.00	(1)	9/20/15	(28,641)	(3,888)	(32,529)
Thailand	Goldman Sachs International	9,000	1.00	(1)	9/20/15	(54,845)	(7,451)	(62,296)
Thailand	HSBC Bank USA, N.A.	10,000	1.00	(1)	9/20/15	(60,939)	(8,279)	(69,218)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(30,469)	(4,136)	(34,605)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(30,469)	(5,913)	(36,382)
Tunisia	Barclays Bank PLC	7,030	1.00	(1)	9/20/17	201,291	(331,867)	(130,576)
Tunisia	Citibank, N.A.	3,990	1.00	(1)	9/20/17	114,246	(202,456)	(88,210)
Tunisia	Deutsche Bank AG	7,390	1.00	(1)	6/20/17	176,703	(294,312)	(117,609)
Tunisia	Deutsche Bank AG	13,700	1.00	(1)	6/20/17	327,582	(516,901)	(189,319)
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	191,842	(286,356)	(94,514)
Tunisia	Goldman Sachs International	7,430	1.00	(1)	9/20/17	212,744	(334,243)	(121,499)
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	191,842	(317,064)	(125,222)
Tunisia	JPMorgan Chase Bank, N.A.	8,770	1.00	(1)	9/20/17	251,112	(435,389)	(184,277)
Tunisia	Morgan Stanley & Co. International PLC	2,000	1.00	(1)	6/20/17	47,822	(79,595)	(31,773)
Tunisia	Nomura International PLC	5,700	1.00	(1)	12/20/17	189,537	(336,426)	(146,889)

						$63,977,133	$(51,212,015)	$12,765,118

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $773,091,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Depreciation
JPMorgan Chase Bank, N.A.	PLN	112,990	Negative Return on WIG20 Index	Positive Return on WIG20 Index	3/20/15	$(620,746)

						$(620,746)

PLN	-	Polish Zloty

Cross-Currency Swaps

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Bank of America, N.A.	CLF	864	CLP	21,245,858	6-month Sinacofi Chile Interbank Rate	1.10%	12/4/19	$249,779
Bank of America, N.A.	CLF	558	CLP	13,735,445	6-month Sinacofi Chile Interbank Rate	1.15	12/9/19	178,454
Bank of America, N.A.	CLF	279	CLP	6,862,859	6-month Sinacofi Chile Interbank Rate	1.23	12/9/19	134,841
Deutsche Bank AG	CLF	692	CLP	16,650,709	6-month Sinacofi Chile Interbank Rate	1.00	8/7/18	519,938
Deutsche Bank AG	CLF	721	CLP	17,345,119	6-month Sinacofi Chile Interbank Rate	0.95	8/8/18	486,711
Goldman Sachs International	CLF	194	CLP	4,703,503	6-month Sinacofi Chile Interbank Rate	1.17	10/20/19	167,862
Goldman Sachs International	CLF	283	CLP	6,784,401	6-month Sinacofi Chile Interbank Rate	1.21	10/29/19	242,646
Goldman Sachs International	CLF	93	CLP	2,263,476	6-month Sinacofi Chile Interbank Rate	1.21	10/30/19	80,168
Goldman Sachs International	CLF	388	CLP	9,531,034	6-month Sinacofi Chile Interbank Rate	1.09	11/3/19	105,203
Goldman Sachs International	CLF	93	CLP	2,266,970	6-month Sinacofi Chile Interbank Rate	1.21	11/5/19	75,581
Goldman Sachs International	CLF	279	CLP	6,802,682	6-month Sinacofi Chile Interbank Rate	1.21	11/6/19	224,451
Goldman Sachs International	CLF	186	CLP	4,536,296	6-month Sinacofi Chile Interbank Rate	1.22	11/7/19	151,711
Goldman Sachs International	CLF	372	CLP	9,072,568	6-month Sinacofi Chile Interbank Rate	1.23	11/7/19	310,605
Goldman Sachs International	CLF	186	CLP	4,544,654	6-month Sinacofi Chile Interbank Rate	1.26	11/13/19	154,749
Goldman Sachs International	CLF	297	CLP	7,015,615	6-month Sinacofi Chile Interbank Rate	1.29	11/17/19	242,403
Goldman Sachs International	CLF	97	CLP	2,372,500	6-month Sinacofi Chile Interbank Rate	1.17	11/20/19	56,228
Goldman Sachs International	CLF	194	CLP	4,746,600	6-month Sinacofi Chile Interbank Rate	1.11	11/21/19	87,860
Goldman Sachs International	CLF	287	CLP	7,034,253	6-month Sinacofi Chile Interbank Rate	1.03	11/25/19	72,990
Goldman Sachs International	CLF	194	CLP	4,754,477	6-month Sinacofi Chile Interbank Rate	1.01	11/26/19	39,684
Goldman Sachs International	CLF	147	CLP	3,615,652	6-month Sinacofi Chile Interbank Rate	1.17	12/9/19	54,053

								$3,635,917

Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)*		Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)*	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Bank of America, N.A.	TRY	26,000	$14,619	3-month USD- LIBOR-BBA	6.97%	8/18/21	$4,062,085
Barclays Bank PLC	TRY	60,000	40,080	3-month USD- LIBOR-BBA	8.25	8/11/20	13,938,474
Barclays Bank PLC	TRY	25,350	16,650	3-month USD- LIBOR-BBA	8.32	8/16/20	5,581,836
Citibank, N.A.	TRY	25,000	16,700	3-month USD- LIBOR-BBA	8.20	8/11/20	5,832,953
Citibank, N.A.	TRY	3,909	2,449	3-month USD- LIBOR-BBA	8.23	2/25/21	676,185
Deutsche Bank AG	TRY	22,254	14,861	3-month USD- LIBOR-BBA	8.26	8/11/20	5,160,237
Deutsche Bank AG	TRY	14,321	8,996	3-month USD- LIBOR-BBA	8.20	2/24/21	2,508,824
JPMorgan Chase Bank, N.A.	TRY	27,000	18,012	3-month USD- LIBOR-BBA	8.29	8/11/20	6,226,347
JPMorgan Chase Bank, N.A.	TRY	20,000	13,333	3-month USD- LIBOR-BBA	8.36	8/11/20	4,574,871
JPMorgan Chase Bank, N.A.	TRY	10,000	5,610	3-month USD- LIBOR-BBA	6.96	8/18/21	1,552,015

							$50,113,827

Counterparty	Notional Amount on Floating Rate (Currency Received) (000’s omitted)*	Notional Amount on Fixed Rate (Currency Delivered) (000’s omitted)*		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
JPMorgan Chase Bank, N.A.	$24,435	TRY	52,047	3-month USD- LIBOR-BBA	10.76%	4/8/16	$(227,590)

							$(227,590)

							Net Unrealized Appreciation (Depreciation)
							$53,522,154

CLF	-	Chilean Unidad de Fomento

CLP	-	Chilean Peso

TRY	-	New Turkish Lira

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the fiscal year to date ended January 31, 2015 was as follows:

	Number of Contracts	Principal Amount of Contracts (000’s omitted)	Principal Amount of Contracts (000’s omitted)	Principal Amount of Contracts (000’s omitted)	Principal Amount of Contracts (000’s omitted)	Principal Amount of Contracts (000’s omitted)	Principal Amount of Contracts (000’s omitted)	Premiums Received
Outstanding, beginning of period	959	AUD —	CAD —	CNH 1,925,000	EUR 134,142	GBP 57,668	JPY 14,321,055	$ 23,707,575
Options written	229	112,601	111,400	—	130,872	—	5,151,960	25,610,438

Outstanding, end of period	1,188	AUD 112,601	CAD 111,400	CNH 1,925,000	EUR 265,014	GBP 57,668	JPY 19,473,015	$ 49,318,013

AUD	-	Australian Dollar

CAD	-	Canadian Dollar

CNH	-	Yuan Renminbi Offshore

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

At January 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity futures contracts, equity index options and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$11,128,988	$—

Total		$11,128,988	$—

Credit	Credit Default Swaps	$73,073,508	$(28,222,398)

Total		$73,073,508	$(28,222,398)

Equity Price	Futures Contracts*	$—	$(1,927,733)
Equity Price	Options Purchased	6,785,725	—
Equity Price	Options Written	—	(4,875,898)
Equity Price	Total Return Swaps	—	(620,746)

Total		$6,785,725	$(7,424,377)

Foreign Exchange	Currency Options Purchased	$116,225,485	$—
Foreign Exchange	Currency Options Written	—	(92,812,558)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	174,631,118	(54,063,936)

Total		$290,856,603	$(146,876,494)

Interest Rate	Cross-Currency Swaps	$53,749,744	$(227,590)
Interest Rate	Futures Contracts*	—	(40,147,456)
Interest Rate	Interest Rate Swaps	24,014,072	(19,214,107)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	4,833,919	(10,193,810)
Interest Rate	Non-deliverable Bond Forward Contracts	2,808,591	—

Total		$85,406,326	$(69,782,963)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of January 31, 2015 was as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid(Received)	Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	6/25/14	On Demand	(1.85)%	$2,028,295	$2,028,295
Barclays Bank PLC	9/8/14	On Demand	(1.85)	2,637,165	2,637,165
Barclays Bank PLC	11/20/14	On Demand	(2.50)	11,109,883	11,109,883
Citibank, N.A.	12/11/14	On Demand	(1.00)	7,219,417	7,219,417
Citibank, N.A.	12/16/14	On Demand	(1.00)	1,342,065	1,342,065
JPMorgan Chase Bank, N.A.	1/8/15	On Demand	(3.00)	6,617,531	6,617,531
JPMorgan Chase Bank, N.A.	1/22/15	On Demand	(0.75)	1,469,595	1,469,595
JPMorgan Chase Bank, N.A.	1/22/15	On Demand	(2.00)	14,819,379	14,819,379
JPMorgan Chase Bank, N.A.	1/28/15	On Demand	(1.50)	15,158,145	15,158,145

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2015. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,649,640,225

Gross unrealized appreciation	$180,470,574
Gross unrealized depreciation	(317,734,464)

Net unrealized depreciation	$(137,263,890)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Foreign Government Bonds	$—	$2,683,633,842		$—	$2,683,633,842
Foreign Corporate Bonds	—	97,808,721		—	97,808,721
Senior Floating-Rate Interests	—	19,325,568		—	19,325,568
Sovereign Loans (Less Unfunded Loan Commitments)	—	—		10,974,433	10,974,433
Corporate Bonds & Notes	—	618,712		—	618,712
Collateralized Mortgage Obligations	—	56,283,202		—	56,283,202
Mortgage Pass-Throughs	—	630,168,776		—	630,168,776
U.S. Treasury Obligations	—	32,190,808		—	32,190,808
Common Stocks	9,114,948	44,689,370	*	—	53,804,318
Investment Funds	—	12,393,040		—	12,393,040
Precious Metals	31,002,132	—		—	31,002,132

Asset Description	Level 1	Level 2	Level 3	Total
Rights	$1,138,434	$—	$—	$1,138,434
Currency Put Options Purchased	—	116,225,485	—	116,225,485
Call Options Purchased	—	6,418,594	—	6,418,594
Put Options Purchased	—	367,131	—	367,131
Short-Term Investments -
Foreign Government Securities	—	454,582,668	—	454,582,668
U.S. Treasury Obligations	—	25,649,972	—	25,649,972
Repurchase Agreements	—	20,201,724	—	20,201,724
Other	—	239,636,030	—	239,636,030
Total Investments	$41,255,514	$4,440,193,643	$10,974,433	$4,492,423,590
Forward Foreign Currency Exchange Contracts	$—	$174,631,118	$—	$174,631,118
Non-deliverable Bond Forward Contracts	—	2,808,591	—	2,808,591
Futures Contracts	11,128,988	—	—	11,128,988
Swap Contracts	—	155,671,243	—	155,671,243
Total	$52,384,502	$4,773,304,595	$10,974,433	$4,836,663,530

Liability Description
Currency Put Options Written	$—	$(92,812,558)	$—	$(92,812,558)
Call Options Written	—	(4,508,767)	—	(4,508,767)
Put Options Written	—	(367,131)	—	(367,131)
Securities Sold Short	—	(19,835,732)	—	(19,835,732)
Forward Foreign Currency Exchange Contracts	—	(54,063,936)	—	(54,063,936)
Futures Contracts	(40,147,456)	(1,927,733)	—	(42,075,189)
Swap Contracts	—	(58,478,651)	—	(58,478,651)
Total	$(40,147,456)	$(231,994,508)	$—	$(272,141,964)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2015 is not presented. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Derivatives. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates.

Forward Foreign Currency Exchange Contracts and Non-deliverable Bond Forward Contracts. The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Global Macro Absolute Return Advantage Fund

January 31, 2015 (Unaudited)

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Absolute Return Advantage Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2015, the value of the Fund’s investment in the Portfolio was $1,316,479,679 and the Fund owned 79.6% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Absolute Return Advantage Portfolio

January 31, 2015

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 69.3%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.1%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	1,510	$1,782,510

Total Albania			$1,782,510

Argentina — 3.8%
Republic of Argentina, 7.00%, 10/3/15	USD	33,242	$32,742,777
Republic of Argentina, 8.28%, 12/31/33(2)(3)	USD	17,542	14,698,923
Republic of Argentina, 8.75%, 5/7/24(3)	USD	16,443	16,128,182

Total Argentina			$63,569,882

Bangladesh — 2.5%
Bangladesh Treasury Bond, 8.50%, 12/7/16	BDT	159,400	$2,060,033
Bangladesh Treasury Bond, 8.75%, 5/7/16	BDT	152,900	1,986,155
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	198,500	2,579,611
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	304,200	4,043,101
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	377,200	5,158,454
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	64,600	885,322
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	55,900	766,932
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	173,600	2,390,712
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	92,100	1,269,844
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	395,800	5,445,041
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	58,700	812,239
Bangladesh Treasury Bond, 11.70%, 4/3/18	BDT	399,800	5,557,012
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	231,600	3,213,872
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	83,300	1,161,777
Bangladesh Treasury Bond, 11.75%, 7/10/18	BDT	73,600	1,021,599
Bangladesh Treasury Bond, 11.78%, 10/9/18	BDT	34,700	485,693
Bangladesh Treasury Bond, 11.82%, 3/6/18	BDT	189,300	2,637,727

Total Bangladesh			$41,475,124

Barbados — 0.8%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	13,756	$11,451,870
Barbados Government International Bond, 6.625%, 12/5/35(4)	USD	2,715	2,260,238

Total Barbados			$13,712,108

Belarus — 0.8%
Republic of Belarus, 8.75%, 8/3/15(1)	USD	11,425	$10,843,239
Republic of Belarus, 8.95%, 1/26/18(1)	USD	3,112	2,536,280

Total Belarus			$13,379,519

Colombia — 0.5%
Republic of Colombia, 5.00%, 6/15/45	USD	7,360	$7,864,160

Total Colombia			$7,864,160

Cyprus — 1.6%
Republic of Cyprus, 3.75%, 11/1/15(1)(4)	EUR	22,928	$25,856,815

Total Cyprus			$25,856,815

Dominican Republic — 1.8%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(4)	DOP	119,220	$2,789,165
Dominican Republic International Bond, 11.50%, 5/10/24(4)	DOP	168,000	3,993,459
Dominican Republic International Bond, 14.00%, 4/30/21(4)	DOP	67,400	1,690,266
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	209,400	5,321,752
Dominican Republic International Bond, 14.50%, 2/10/23(4)	DOP	18,100	459,999
Dominican Republic International Bond, 15.95%, 6/4/21(4)	DOP	102,000	2,896,955
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	412,200	12,611,670
Dominican Republic International Bond, 18.50%, 2/4/28(4)	DOP	8,200	250,887

Total Dominican Republic			$30,014,153

1

Security	Principal Amount (000’s omitted)		Value
Ecuador — 6.3%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	46,536	$41,417,040
Republic of Ecuador, 7.95%, 6/20/24(4)	USD	20,283	18,051,870
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	44,601	44,221,892

Total Ecuador			$103,690,802

Greece — 0.4%
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/23(1)(5)	EUR	593	$390,519
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/24(1)(5)	EUR	593	385,355
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/25(1)(5)	EUR	593	378,648
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/26(1)(5)	EUR	593	352,067
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/27(1)(5)	EUR	593	342,417
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/28(1)(5)	EUR	593	334,116
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/29(1)(5)	EUR	593	332,168
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/30(1)(5)	EUR	593	334,620
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/31(1)(5)	EUR	593	328,921
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/32(1)(5)	EUR	593	331,039
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/33(1)(5)	EUR	593	331,096
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/34(1)(5)	EUR	593	329,232
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/35(1)(5)	EUR	593	328,875
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/36(1)(5)	EUR	593	331,887
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/37(1)(5)	EUR	593	335,051
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/38(1)(5)	EUR	593	332,217
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/39(1)(5)	EUR	593	331,873
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/40(1)(5)	EUR	593	331,403
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/41(1)(5)	EUR	593	329,232
Hellenic Republic Government Bond, 2.00% to 2/24/15, 2/24/42(1)(5)	EUR	593	332,764

Total Greece			$6,823,500

Iceland — 2.1%
Republic of Iceland, 6.25%, 2/5/20	ISK	1,011,710	$5,856,729
Republic of Iceland, 6.50%, 1/24/31	ISK	93,611	532,137
Republic of Iceland, 7.25%, 10/26/22	ISK	1,656,565	10,155,236
Republic of Iceland, 8.00%, 6/12/25	ISK	796,621	5,139,048
Republic of Iceland, 8.75%, 2/26/19	ISK	2,104,092	13,237,054

Total Iceland			$34,920,204

India — 1.8%
India Government Bond, 7.16%, 5/20/23	INR	778,110	$12,164,861
India Government Bond, 8.12%, 12/10/20	INR	1,096,550	18,048,326

Total India			$30,213,187

Indonesia — 3.2%
Indonesia Government Bond, 8.375%, 3/15/24	IDR	187,116,000	$16,076,540
Indonesia Government Bond, 8.375%, 3/15/34	IDR	177,491,000	15,390,610
Indonesia Government Bond, 8.75%, 2/15/44	IDR	81,570,000	7,200,125
Indonesia Government Bond, 9.00%, 3/15/29	IDR	153,690,000	14,066,150

Total Indonesia			$52,733,425

Iraq — 1.6%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	32,687	$26,431,100

Total Iraq			$26,431,100

Jordan — 0.9%
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,900	$4,093,559
Jordan Government Bond, 8.163%, 3/25/16	JOD	1,000	1,483,351
Jordan Government Bond, 8.60%, 3/4/16	JOD	1,000	1,487,123
Kingdom of Jordan, 3.875%, 11/12/15(1)	USD	7,018	7,065,723

Total Jordan			$14,129,756

Kenya — 0.3%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	394,300	$4,253,691
Kenya Treasury Bond, 11.855%, 5/22/17	KES	81,200	914,703

Total Kenya			$5,168,394

2

Security	Principal Amount (000’s omitted)		Value
Lebanon — 3.8%
Lebanese Republic, 4.10%, 6/12/15(1)	USD	3,200	$3,218,240
Lebanese Republic, 8.50%, 8/6/15	USD	750	770,625
Lebanese Republic, 8.50%, 1/19/16(1)	USD	27,730	28,998,925
Lebanon Treasury Note, 6.50%, 4/2/15	LBP	9,127,170	6,062,334
Lebanon Treasury Note, 6.50%, 4/30/15	LBP	8,319,750	5,534,966
Lebanon Treasury Note, 6.50%, 5/14/15	LBP	11,632,910	7,745,095
Lebanon Treasury Note, 6.50%, 5/28/15	LBP	6,680,680	4,451,326
Lebanon Treasury Note, 6.50%, 6/25/15	LBP	8,595,650	5,735,859

Total Lebanon			$62,517,370

Macedonia — 2.3%
Republic of Macedonia, 3.975%, 7/24/21(4)	EUR	33,173	$37,963,917

Total Macedonia			$37,963,917

Malaysia — 2.1%
Malaysia Government Bond, 3.492%, 3/31/20	MYR	12,180	$3,320,662
Malaysia Government Bond, 3.654%, 10/31/19	MYR	62,062	17,101,040
Malaysia Government Bond, 4.048%, 9/30/21	MYR	8,125	2,279,799
Malaysia Government Investment Issue, 3.716%, 3/23/21	MYR	43,867	11,873,061

Total Malaysia			$34,574,562

Mozambique — 0.3%
Republic of Mozambique, 6.305%, 9/11/20(1)	USD	5,716	$5,330,170

Total Mozambique			$5,330,170

New Zealand — 2.1%
New Zealand Government Bond, 2.00%, 9/20/25(1)(6)	NZD	11,428	$8,326,951
New Zealand Government Bond, 3.00%, 9/20/30(1)(6)	NZD	32,505	27,117,802

Total New Zealand			$35,444,753

Nigeria — 0.4%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	7,120	$6,914,446

Total Nigeria			$6,914,446

Pakistan — 2.1%
Islamic Republic of Pakistan, 6.875%, 6/1/17(1)	USD	4,316	$4,456,270
Islamic Republic of Pakistan, 7.125%, 3/31/16(1)	USD	3,216	3,312,480
Islamic Republic of Pakistan, 7.25%, 4/15/19(4)	USD	9,409	9,632,464
Islamic Republic of Pakistan, 8.25%, 4/15/24(1)	USD	9,850	10,245,970
Islamic Republic of Pakistan, 8.25%, 4/15/24(4)	USD	6,666	6,933,973

Total Pakistan			$34,581,157

Philippines — 0.7%
Republic of the Philippines, 6.25%, 1/14/36	PHP	417,000	$11,038,245

Total Philippines			$11,038,245

Rwanda — 0.6%
Republic of Rwanda, 6.625%, 5/2/23(1)(3)	USD	9,970	$10,069,700

Total Rwanda			$10,069,700

Serbia — 6.5%
Serbia Treasury Bond, 4.00%, 11/8/16	EUR	8,002	$9,086,895
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	226,130	2,078,223
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	138,930	1,279,285
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	301,680	2,794,838
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	890,200	8,259,769
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	1,825,940	16,970,512
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	1,139,950	10,595,182
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	216,400	2,008,385
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,566,080	14,484,632
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	1,573,120	14,533,159
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	717,870	6,578,316
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	1,465,610	12,389,492
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	602,000	5,632,715

Total Serbia			$106,691,403

3

Security	Principal Amount (000’s omitted)		Value
Slovenia — 4.6%
Republic of Slovenia, 4.625%, 9/9/24(1)	EUR	7,660	$11,096,732
Republic of Slovenia, 5.125%, 3/30/26(1)	EUR	17,236	26,371,417
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	13,090	15,168,038
Republic of Slovenia, 5.85%, 5/10/23(4)	USD	19,955	23,698,159

Total Slovenia			$76,334,346

Sri Lanka — 2.9%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	17,349	$18,259,822
Republic of Sri Lanka, 6.00%, 1/14/19(1)	USD	2,530	2,647,013
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	5,972	6,367,645
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	5,770	6,130,625
Sri Lanka Government Bond, 6.50%, 7/15/15	LKR	75,470	572,310
Sri Lanka Government Bond, 8.00%, 9/1/16	LKR	1,685,340	13,023,574
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	65,470	529,359
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	32,740	295,942

Total Sri Lanka			$47,826,290

Tanzania — 1.8%
United Republic of Tanzania, 6.329%, 3/9/20(1)(7)	USD	29,790	$30,385,800

Total Tanzania			$30,385,800

Thailand — 1.5%
Kingdom of Thailand, 1.25%, 3/12/28(1)(6)	THB	928,507	$24,580,019

Total Thailand			$24,580,019

Turkey — 3.6%
Turkey Government Bond, 2.00%, 10/26/22(6)	TRY	2,405	$994,020
Turkey Government Bond, 3.00%, 1/6/21(6)	TRY	61,183	26,686,294
Turkey Government Bond, 3.00%, 7/21/21(6)	TRY	37,158	16,282,925
Turkey Government Bond, 3.00%, 2/23/22(6)	TRY	18,004	7,926,554
Turkey Government Bond, 4.00%, 4/1/20(6)	TRY	17,105	7,761,255

Total Turkey			$59,651,048

Uganda — 0.1%
Uganda Government Bond, 13.25%, 11/5/15	UGX	1,357,800	$475,739
Uganda Government Bond, 13.375%, 2/25/16	UGX	2,000,000	698,210

Total Uganda			$1,173,949

Uruguay — 1.5%
Monetary Regulation Bill, 0.00%, 3/26/15	UYU	6,410	$257,689
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	38,915	1,479,984
Monetary Regulation Bill, 0.00%, 10/8/15	UYU	72,680	2,718,320
Monetary Regulation Bill, 0.00%, 11/26/15	UYU	48,701	1,792,402
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	6,000	217,202
Monetary Regulation Bill, 0.00%, 4/21/16	UYU	55,956	1,960,755
Monetary Regulation Bill, 0.00%, 7/28/16	UYU	23,630	801,915
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(6)	UYU	85,118	3,308,646
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(6)	UYU	112,293	4,370,627
Uruguay Notas Del Tesoro, 4.00%, 6/14/15(6)	UYU	96,301	3,942,769
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(6)	UYU	97,570	3,971,293

Total Uruguay			$24,821,602

Venezuela — 2.5%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)(3)	USD	69,241	$39,813,575
Bolivarian Republic of Venezuela, 7.00%, 3/16/15	EUR	1,080	1,177,686

Total Venezuela			$40,991,261

Zambia — 1.4%
Republic of Zambia, 8.50%, 4/14/24(4)	USD	22,208	$23,475,522

Total Zambia			$23,475,522

Total Foreign Government Bonds (identified cost $1,229,382,919)			$1,146,130,199

4

Foreign Corporate Bonds — 4.4%

Security	Principal Amount (000’s omitted)		Value
Georgia — 1.0%
Bank of Georgia JSC, 7.75%, 7/5/17(1)(3)	USD	15,830	$16,067,450

Total Georgia			$16,067,450

India — 3.0%
Export-Import Bank of India, 8.87%, 10/30/29	INR	390,000	$6,645,260
Food Corp. of India, 9.95%, 3/7/22	INR	350,000	6,323,046
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	400,000	6,782,952
NTPC, Ltd., 8.84%, 10/4/22	INR	200,000	3,370,941
NTPC, Ltd., 9.17%, 9/22/24	INR	190,000	3,278,081
Power Finance Corp., Ltd., 8.98%, 10/8/24	INR	300,000	5,055,957
Power Finance Corp., Ltd., 9.32%, 9/17/19	INR	400,000	6,709,501
Power Grid Corp. of India, Ltd., 8.93%, 10/20/26	INR	150,000	2,574,496
Power Grid Corp. of India, Ltd., 8.93%, 10/20/28	INR	150,000	2,569,129
Rural Electrification Corp., Ltd., 9.04%, 10/12/19	INR	400,000	6,655,026

Total India			$49,964,389

Russia — 0.4%
Gazprom OAO Via Gaz Capital SA, 4.30%, 11/12/15(4)	USD	7,550	$7,413,156

Total Russia			$7,413,156

Total Foreign Corporate Bonds (identified cost $73,024,843)			$73,444,995

Sovereign Loans — 0.2%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.2%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 3.06%, Maturing August 1, 2021(8)(9)(10)(11)		$3,300	$3,177,577

Total Ethiopia			$3,177,577

Total Sovereign Loans (identified cost $2,985,969)			$3,177,577

Collateralized Mortgage Obligations — 1.0%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
Series 2770, (Interest Only), Class SH, 6.934%, 3/15/34(12)(13)		$3,982	$814,471
Series 3572, (Interest Only), Class JS, 6.634%, 9/15/39(12)(13)		7,526	1,218,152
Series 3586, (Interest Only), Class GS, 6.084%, 10/15/39(12)(13)		8,355	1,250,476

			$3,283,099

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 6.332%, 10/25/35(12)(13)		$12,019	$1,852,944
Series 2006-56, (Interest Only), Class CS, 7.042%, 7/25/36(12)(13)		5,559	1,188,403
Series 2006-72, (Interest Only), Class GI, 6.412%, 8/25/36(12)(13)		18,446	2,947,814
Series 2006-96, (Interest Only), Class SM, 7.082%, 10/25/36(12)(13)		12,489	2,237,335
Series 2007-36, (Interest Only), Class SG, 6.432%, 4/25/37(12)(13)		8,562	1,335,474
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(12)		4,554	307,123
Series 2010-109, (Interest Only), Class PS, 6.432%, 10/25/40(12)(13)		10,320	1,916,534
Series 2010-147, (Interest Only), Class KS, 5.782%, 1/25/41(12)(13)		8,609	1,198,891

			$12,984,518

Total Collateralized Mortgage Obligations (identified cost $14,335,074)			$16,267,617

5

Common Stocks — 1.7%

Security	Shares	Value
Germany — 0.5%
Deutsche Wohnen AG	270,793	$7,034,222

Total Germany		$7,034,222

Luxembourg — 0.4%
GAGFAH SA(14)	287,714	$6,411,302

Total Luxembourg		$6,411,302

Singapore — 0.4%
Yoma Strategic Holdings, Ltd.(14)	17,123,000	$6,824,556

Total Singapore		$6,824,556

Sri Lanka — 0.3%
Commercial Bank of Ceylon PLC	573,000	$729,047
Dialog Axiata PLC	7,749,200	702,985
Hatton National Bank PLC	497,300	771,566
John Keells Holdings PLC	1,891,000	3,055,566

Total Sri Lanka		$5,259,164

United Kingdom — 0.1%
Genel Energy PLC(14)	212,615	$1,987,025

Total United Kingdom		$1,987,025

Total Common Stocks (identified cost $26,217,804)		$27,516,269

Investment Funds — 0.5%

Security	Shares	Value
Fondul Proprietatea SA	40,343,321	$8,569,215

Total Investment Funds (identified cost $10,062,768)		$8,569,215

Rights — 0.0%(15)

Security	Shares	Value
Yoma Strategic Holdings, Ltd., Exp. 2/2/15(14)	5,707,666	$704,598

Total Rights (identified cost $0)		$704,598

Currency Put Options Purchased — 4.7%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Australian Dollar	Citibank, N.A.	AUD	41,844	USD	0.85	4/29/15	$3,133,640
Australian Dollar	Citibank, N.A.	AUD	47,484	USD	0.81	4/29/15	2,047,640
Australian Dollar	JPMorgan Chase Bank, N.A.	AUD	32,211	USD	0.85	4/29/15	2,412,227
Australian Dollar	JPMorgan Chase Bank, N.A.	AUD	36,647	USD	0.81	4/29/15	1,580,316
British Pound Sterling	Goldman Sachs International	GBP	21,361	USD	1.63	3/17/15	2,660,130
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP	12,914	USD	1.63	3/17/15	1,608,241

6

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Canadian Dollar	Citibank, N.A.	CAD	17,856	CAD	1.13	3/30/15	$1,763,004
Canadian Dollar	Goldman Sachs International	CAD	18,120	CAD	1.13	3/30/15	1,789,069
Canadian Dollar	HSBC Bank USA, N.A.	CAD	27,037	CAD	1.11	3/30/15	3,099,756
Canadian Dollar	Standard Chartered Bank	CAD	7,923	CAD	1.11	3/30/15	908,361
Euro	Citibank, N.A.	EUR	22,724	USD	1.38	4/29/15	5,715,500
Euro	Citibank, N.A.	EUR	34,824	USD	1.35	7/30/15	7,505,654
Euro	Citibank, N.A.	EUR	36,166	USD	1.30	7/30/15	6,018,131
Euro	Citibank, N.A.	EUR	48,796	USD	1.21	7/30/15	4,187,389
Euro	Citibank, N.A.	EUR	56,078	USD	1.15	7/30/15	2,473,062
Euro	Deutsche Bank AG	EUR	35,584	USD	1.28	11/1/16	5,165,374
Euro	Deutsche Bank AG	EUR	42,731	USD	1.18	11/1/16	3,420,646
Euro	Goldman Sachs International	EUR	32,996	USD	1.38	10/29/19	6,562,317
Japanese Yen	Citibank, N.A.	JPY	2,497,845	JPY	105.00	6/22/15	2,551,133
Japanese Yen	Deutsche Bank AG	JPY	4,995,795	JPY	105.00	6/22/15	5,102,372
Japanese Yen	Goldman Sachs International	JPY	2,451,855	JPY	105.00	6/22/15	2,504,161
Japanese Yen	Goldman Sachs International	JPY	3,655,410	JPY	110.00	6/22/15	2,309,621
Yuan Renminbi Offshore	Bank of America, N.A.	CNH	217,369	CNH	6.30	5/14/15	498,706
Yuan Renminbi Offshore	Deutsche Bank AG	CNH	297,360	CNH	6.20	3/5/15	882,392
Yuan Renminbi Offshore	Goldman Sachs International	CNH	198,431	CNH	6.30	5/14/15	455,258
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	293,751	CNH	6.20	3/5/15	871,682
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	192,569	CNH	6.20	3/6/15	575,688

Total Currency Put Options Purchased (identified cost $23,939,360)							$77,801,470

Call Options Purchased — 0.3%

Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
Nikkei 225 Index	Goldman Sachs International		221	JPY	16,000.00	5/13/16	$4,351,256

Total Call Options Purchased (identified cost $1,917,128)							$4,351,256

Put Options Purchased — 0.0%(15)

Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
Hang Seng Index	Deutsche Bank AG		257	HKD	9,800.00	3/30/15	$24,863
KOSPI 200 Index	Citibank, N.A.		433	KRW	240.00	3/12/15	241,546

Total Put Options Purchased (identified cost $1,132,503)							$266,409

Short-Term Investments — 15.5%

Foreign Government Securities — 10.3%

Security	Principal Amount (000’s omitted)		Value
Kenya — 1.6%
Kenya Treasury Bill, 0.00%, 3/16/15	KES	930,500	$10,058,814
Kenya Treasury Bill, 0.00%, 4/13/15	KES	274,900	2,952,577
Kenya Treasury Bill, 0.00%, 4/20/15	KES	593,200	6,361,061
Kenya Treasury Bill, 0.00%, 4/27/15	KES	677,100	7,249,103

Total Kenya			$26,621,555

7

Security	Principal Amount (000’s omitted)		Value
Lebanon — 4.8%
Lebanon Treasury Bill, 0.00%, 2/5/15	LBP	10,615,360	$7,026,041
Lebanon Treasury Bill, 0.00%, 2/19/15	LBP	21,373,115	14,122,762
Lebanon Treasury Bill, 0.00%, 2/26/15	LBP	5,624,200	3,713,215
Lebanon Treasury Bill, 0.00%, 4/9/15	LBP	2,901,000	1,905,704
Lebanon Treasury Bill, 0.00%, 4/16/15	LBP	3,208,700	2,106,067
Lebanon Treasury Bill, 0.00%, 4/30/15	LBP	10,649,510	6,978,183
Lebanon Treasury Bill, 0.00%, 5/21/15	LBP	2,655,700	1,735,647
Lebanon Treasury Bill, 0.00%, 6/4/15	LBP	4,721,900	3,080,612
Lebanon Treasury Bill, 0.00%, 6/11/15	LBP	2,045,200	1,333,129
Lebanon Treasury Bill, 0.00%, 7/2/15	LBP	5,696,000	3,702,922
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	9,058,300	5,883,427
Lebanon Treasury Bill, 0.00%, 7/23/15	LBP	4,710,200	3,053,768
Lebanon Treasury Bill, 0.00%, 1/14/16	LBP	28,502,800	18,042,567
Lebanon Treasury Bill, 0.00%, 1/28/16	LBP	10,978,760	6,935,553

Total Lebanon			$79,619,597

Sri Lanka — 3.5%
Sri Lanka Treasury Bill, 0.00%, 2/20/15	LKR	15,710	$118,500
Sri Lanka Treasury Bill, 0.00%, 2/27/15	LKR	1,006,620	7,584,650
Sri Lanka Treasury Bill, 0.00%, 3/6/15	LKR	15,760	118,618
Sri Lanka Treasury Bill, 0.00%, 3/13/15	LKR	17,420	130,967
Sri Lanka Treasury Bill, 0.00%, 4/17/15	LKR	892,500	6,673,536
Sri Lanka Treasury Bill, 0.00%, 4/24/15	LKR	76,720	572,917
Sri Lanka Treasury Bill, 0.00%, 5/8/15	LKR	166,900	1,243,538
Sri Lanka Treasury Bill, 0.00%, 6/12/15	LKR	230,000	1,704,119
Sri Lanka Treasury Bill, 0.00%, 6/26/15	LKR	215,470	1,592,869
Sri Lanka Treasury Bill, 0.00%, 7/3/15	LKR	610,000	4,504,328
Sri Lanka Treasury Bill, 0.00%, 7/10/15	LKR	2,566,420	18,929,050
Sri Lanka Treasury Bill, 0.00%, 11/27/15	LKR	313,250	2,258,342
Sri Lanka Treasury Bill, 0.00%, 12/18/15	LKR	117,170	841,748
Sri Lanka Treasury Bill, 0.00%, 12/25/15	LKR	128,570	922,555
Sri Lanka Treasury Bill, 0.00%, 1/1/16	LKR	92,650	664,044
Sri Lanka Treasury Bill, 0.00%, 1/8/16	LKR	122,300	875,598
Sri Lanka Treasury Bill, 0.00%, 1/15/16	LKR	1,068,360	7,640,573
Sri Lanka Treasury Bill, 0.00%, 1/29/16	LKR	187,570	1,338,547

Total Sri Lanka			$57,714,499

Uganda — 0.3%
Uganda Treasury Bill, 0.00%, 2/5/15	UGX	2,548,400	$891,756
Uganda Treasury Bill, 0.00%, 5/14/15	UGX	4,341,300	1,470,405
Uganda Treasury Bill, 0.00%, 5/28/15	UGX	1,977,100	666,063
Uganda Treasury Bill, 0.00%, 6/11/15	UGX	3,378,300	1,131,814
Uganda Treasury Bill, 0.00%, 9/3/15	UGX	1,000,000	323,694
Uganda Treasury Bill, 0.00%, 9/17/15	UGX	1,191,200	383,402

Total Uganda			$4,867,134

Uruguay — 0.1%
Monetary Regulation Bill, 0.00%, 2/20/15	UYU	18,130	$738,783
Monetary Regulation Bill, 0.00%, 2/20/15(6)	UYU	8,739	357,825
Monetary Regulation Bill, 0.00%, 8/14/15	UYU	6,493	247,281

Total Uruguay			$1,343,889

Total Foreign Government Securities (identified cost $172,470,185)			$170,166,674

8

U.S. Treasury Obligations — 1.3%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/12/15(16)		$10,000	$9,999,950
U.S. Treasury Bill, 0.00%, 4/2/15(16)		11,000	10,999,912

Total U.S. Treasury Obligations (identified cost $20,999,414)			$20,999,862

Repurchase Agreements — 0.3%

Description	Principal Amount (000’s omitted)		Value
Nomura International PLC:
Dated 1/6/15 with a maturity date of 2/13/15, an interest rate of 0.19% payable by the Portfolio and repurchase proceeds of EUR 4,766,489, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $5,395,482.	EUR	4,767	$5,387,127

Total Repurchase Agreements (identified cost $5,672,456)			$5,387,127

Other — 3.6%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(17)		$59,006	$59,005,843

Total Other (identified cost $59,005,843)			$59,005,843

Total Short-Term Investments (identified cost $258,147,898)			$255,559,506

Total Investments — 97.6% (identified cost $1,641,146,266)			$1,613,789,111

Less Unfunded Loan Commitments — (0.1)%			$(856,062)

Net Investments — 97.5% (identified cost $1,640,290,204)			$1,612,933,049

Currency Put Options Written — (3.7)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Australian Dollar	Citibank, N.A.	AUD	41,844	USD	0.85	4/29/15	$(3,133,640)
Australian Dollar	JPMorgan Chase Bank, N.A.	AUD	32,211	USD	0.85	4/29/15	(2,412,227)
British Pound Sterling	Goldman Sachs International	GBP	21,361	USD	1.63	3/17/15	(2,660,130)
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP	12,914	USD	1.63	3/17/15	(1,608,241)

9

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Canadian Dollar	Deutsche Bank AG	CAD	35,976	CAD	1.13	3/30/15	$(3,552,073)
Canadian Dollar	Goldman Sachs International	CAD	34,960	CAD	1.11	3/30/15	(4,008,117)
Euro	Citibank, N.A.	EUR	22,724	USD	1.38	4/29/15	(5,715,500)
Euro	Citibank, N.A.	EUR	34,824	USD	1.35	7/30/15	(7,505,654)
Euro	Citibank, N.A.	EUR	36,166	USD	1.30	7/30/15	(6,018,131)
Euro	Citibank, N.A.	EUR	48,796	USD	1.21	7/30/15	(4,187,389)
Euro	Deutsche Bank AG	EUR	35,584	USD	1.28	11/1/16	(5,165,374)
Japanese Yen	Deutsche Bank AG	JPY	4,995,795	JPY	105.00	6/22/15	(5,102,372)
Japanese Yen	Goldman Sachs International	JPY	3,655,410	JPY	110.00	6/22/15	(2,309,621)
Japanese Yen	Goldman Sachs International	JPY	4,949,700	JPY	105.00	6/22/15	(5,055,294)
Yuan Renminbi Offshore	Deutsche Bank AG	CNH	297,360	CNH	6.20	3/5/15	(882,392)
Yuan Renminbi Offshore	Deutsche Bank AG	CNH	415,800	CNH	6.30	5/14/15	(953,964)
Yuan Renminbi Offshore	Goldman Sachs International	CNH	293,751	CNH	6.20	3/5/15	(871,682)
Yuan Renminbi Offshore	Goldman Sachs International	CNH	192,569	CNH	6.20	3/6/15	(575,688)

Total Currency Put Options Written (premiums received $27,858,587)							$(61,717,489)

Call Options Written — (0.2)%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Nikkei 225 Index	Goldman Sachs International	154	JPY	16,000.00	5/13/16	$(3,032,097)

Total Call Options Written (premiums received $3,053,548)						$(3,032,097)

Put Options Written — (0.0)% (15)

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Hang Seng Index	Deutsche Bank AG	257	HKD	9,800.00	3/30/15	$(24,863)
KOSPI 200 Index	Deutsche Bank AG	216	KRW	240.00	3/12/15	(120,494)
KOSPI 200 Index	Citibank, N.A.	217	KRW	240.00	3/12/15	(121,052)

Total Put Options Written (premiums received $1,833,793)						$(266,409)

Other Assets, Less Liabilities — 6.4%						$105,805,398

Net Assets — 100.0%						$1,653,722,452

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

BDT	-	Bangladesh Taka

CAD	-	Canadian Dollar

10

CNH	-	Yuan Renminbi Offshore

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

HKD	-	Hong Kong Dollar

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JOD	-	Jordanian Dinar

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

KRW	-	South Korean Won

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

RSD	-	Serbian Dinar

THB	-	Thai Baht

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2015, the aggregate value of these securities is $501,242,481 or 30.3% of the Portfolio’s net assets.

(2)	Defaulted security.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $167,366,845 or 10.1% of the Portfolio’s net assets.

(5)	Multi-step coupon bond. Interest rate represents the rate in effect at January 31, 2015.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2015.

(8)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

11

(9)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(10)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents a weighted average rate at January 31, 2015.

(11)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(12)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(13)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2015.

(14)	Non-income producing.

(15)	Amount is less than 0.05% or (0.05)%, as applicable.

(16)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(17)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $42,880.

Securities Sold Short — (0.3)%

Foreign Government Bonds — (0.3)%

Security	Principal Amount (000’s omitted)		Value
Spain — (0.3)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(5,289,529)

Total Spain			$(5,289,529)

Total Foreign Government Bonds (proceeds $5,065,502)			$(5,289,529)

Total Securities Sold Short (proceeds $5,065,502)			$(5,289,529)

EUR	-	Euro

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2015 were $13,670,176 or 0.8% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2015 is as follows:

12

Forward Commodity Contracts(1)

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
3/31/15	Gold 8,388 Troy Ounces	United States Dollar 10,096,694	Citibank, N.A.	$(681,081)
4/24/15	Gold 3,113 Troy Ounces	United States Dollar 3,744,865	Merrill Lynch International	(255,737)

				$(936,818)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/4/15	Euro 33,843,879	United States Dollar 42,953,805	Goldman Sachs International	$4,709,894	$—	$4,709,894
2/4/15	New Zealand Dollar 15,119,000	United States Dollar 11,676,736	BNP Paribas	678,002	—	678,002
2/4/15	New Zealand Dollar 3,535,000	United States Dollar 2,682,924	BNP Paribas	111,290	—	111,290
2/4/15	New Zealand Dollar 7,245,000	United States Dollar 5,605,022	Citibank, N.A.	334,446	—	334,446
2/4/15	New Zealand Dollar 9,376,000	United States Dollar 7,306,361	JPMorgan Chase Bank, N.A.	485,530	—	485,530
2/4/15	New Zealand Dollar 12,843,000	United States Dollar 10,003,508	Morgan Stanley & Co. International PLC	660,512	—	660,512
2/4/15	New Zealand Dollar 14,905,000	United States Dollar 11,493,395	Standard Chartered Bank	650,340	—	650,340
2/5/15	Kazakhstani Tenge 492,908,000	United States Dollar 2,630,947	Deutsche Bank AG	—	(29,599)	(29,599)
2/5/15	Russian Ruble 332,481,000	United States Dollar 7,649,102	BNP Paribas	2,832,502	—	2,832,502
2/5/15	Russian Ruble 325,882,000	United States Dollar 7,505,343	JPMorgan Chase Bank, N.A.	2,784,341	—	2,784,341
2/5/15	United States Dollar 2,969,325	Kazakhstani Tenge 492,908,000	Deutsche Bank AG	—	(308,779)	(308,779)
2/5/15	United States Dollar 1,985,909	Russian Ruble 112,323,000	BNP Paribas	—	(358,703)	(358,703)
2/5/15	United States Dollar 1,986,673	Russian Ruble 111,651,000	BNP Paribas	—	(369,202)	(369,202)
2/5/15	United States Dollar 2,632,275	Russian Ruble 199,000,000	Deutsche Bank AG	250,607	—	250,607
2/5/15	United States Dollar 3,446,398	Russian Ruble 235,389,000	Deutsche Bank AG	—	(36,354)	(36,354)
2/6/15	United States Dollar 2,903,226	Uruguayan Peso 72,000,000	Citibank, N.A.	48,369	—	48,369
2/6/15	Uruguayan Peso 72,000,000	United States Dollar 2,863,962	Citibank, N.A.	—	(87,633)	(87,633)
2/9/15	Euro 7,639,369	Polish Zloty 32,957,000	BNP Paribas	263,144	—	263,144
2/9/15	Euro 1,613,000	United States Dollar 2,020,082	BNP Paribas	197,296	—	197,296
2/9/15	Euro 1,640,000	United States Dollar 2,048,426	BNP Paribas	195,128	—	195,128
2/9/15	Euro 347,000	United States Dollar 431,644	Goldman Sachs International	39,513	—	39,513

13

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/9/15	United States Dollar 4,894,360	Indian Rupee 314,120,000	Citibank, N.A.	$169,700	$—	$169,700
2/9/15	United States Dollar 1,100,225	Indian Rupee 68,513,000	Goldman Sachs International	4,302	—	4,302
2/9/15	United States Dollar 1,025,023	Indian Rupee 63,830,000	Standard Chartered Bank	4,008	—	4,008
2/11/15	Euro 95,654,408	United States Dollar 118,786,035	Standard Chartered Bank	10,688,933	—	10,688,933
2/12/15	New Taiwan Dollar 726,040,000	United States Dollar 23,750,082	Bank of America, N.A.	764,170	—	764,170
2/12/15	New Taiwan Dollar 665,260,000	United States Dollar 21,756,520	Goldman Sachs International	694,860	—	694,860
2/12/15	United States Dollar 34,416,551	Mexican Peso 470,371,000	Nomura International PLC	—	(3,053,675)	(3,053,675)
2/12/15	United States Dollar 14,876,998	Mexican Peso 203,376,000	Standard Chartered Bank	—	(1,316,519)	(1,316,519)
2/12/15	United States Dollar 9,137,564	Philippine Peso 409,107,000	Bank of America, N.A.	128,628	—	128,628
2/13/15	Indonesian Rupiah 74,156,834,000	United States Dollar 5,939,674	Standard Chartered Bank	110,962	—	110,962
2/13/15	United States Dollar 5,989,567	Indonesian Rupiah 74,156,834,000	JPMorgan Chase Bank, N.A.	—	(160,855)	(160,855)
2/13/15	United States Dollar 2,897,384	Uruguayan Peso 72,000,000	Citibank, N.A.	47,564	—	47,564
2/13/15	Uruguayan Peso 72,000,000	United States Dollar 2,857,143	Citibank, N.A.	—	(87,806)	(87,806)
2/18/15	British Pound Sterling 1,474,402	United States Dollar 2,307,793	Standard Chartered Bank	87,268	—	87,268
2/18/15	Euro 20,359,120	United States Dollar 25,423,960	Standard Chartered Bank	2,415,107	—	2,415,107
2/18/15	Indian Rupee 601,587,000	United States Dollar 9,626,932	Australia and New Zealand Banking Group Limited	—	(49,440)	(49,440)
2/18/15	Indian Rupee 312,472,000	United States Dollar 5,026,898	Barclays Bank PLC	866	—	866
2/18/15	Indian Rupee 934,710,000	United States Dollar 14,948,185	BNP Paribas	—	(86,386)	(86,386)
2/18/15	Indian Rupee 313,116,000	United States Dollar 5,002,652	Citibank, N.A.	—	(33,738)	(33,738)
2/18/15	Japanese Yen 4,718,064,000	United States Dollar 40,569,095	Goldman Sachs International	385,117	—	385,117
2/18/15	Japanese Yen 503,680,000	United States Dollar 4,209,260	Goldman Sachs International	—	(80,607)	(80,607)
2/18/15	United States Dollar 17,361,155	Indian Rupee 1,082,442,000	Citibank, N.A.	49,647	—	49,647
2/18/15	United States Dollar 6,724,422	Indian Rupee 419,224,000	Deutsche Bank AG	18,689	—	18,689
2/18/15	United States Dollar 851,161	Indian Rupee 53,172,000	Goldman Sachs International	4,097	—	4,097
2/18/15	United States Dollar 4,102,822	Indian Rupee 255,852,000	Standard Chartered Bank	12,492	—	12,492
2/18/15	United States Dollar 3,195,911	New Turkish Lira 7,535,000	JPMorgan Chase Bank, N.A.	—	(126,711)	(126,711)
2/18/15	United States Dollar 3,138,764	New Turkish Lira 7,383,000	JPMorgan Chase Bank, N.A.	—	(131,477)	(131,477)
2/18/15	United States Dollar 3,056,391	New Turkish Lira 7,317,000	Standard Chartered Bank	—	(75,988)	(75,988)

14

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/19/15	United States Dollar 58,652,569	Mexican Peso 851,518,000	Standard Chartered Bank	$—	$(1,903,146)	$(1,903,146)
2/20/15	Argentine Peso 14,000,000	United States Dollar 1,343,570	Bank of America, N.A.	—	(258,287)	(258,287)
2/20/15	Argentine Peso 27,000,000	United States Dollar 2,608,696	Citibank, N.A.	—	(480,600)	(480,600)
2/20/15	Euro 7,045,141	United States Dollar 8,835,664	Goldman Sachs International	873,459	—	873,459
2/20/15	Euro 5,789,017	United States Dollar 7,216,704	Standard Chartered Bank	674,133	—	674,133
2/20/15	Euro 692,592	United States Dollar 786,514	Standard Chartered Bank	3,768	—	3,768
2/20/15	Euro 602,254	United States Dollar 682,824	Standard Chartered Bank	2,174	—	2,174
2/20/15	United States Dollar 1,206,897	Argentine Peso 14,000,000	Bank of America, N.A.	394,960	—	394,960
2/20/15	United States Dollar 2,327,586	Argentine Peso 27,000,000	Citibank, N.A.	761,709	—	761,709
2/20/15	United States Dollar 16,987,379	Chilean Peso 10,193,277,000	BNP Paribas	—	(929,158)	(929,158)
2/20/15	United States Dollar 5,975,722	Indonesian Rupiah 73,596,994,425	Standard Chartered Bank	—	(208,522)	(208,522)
2/23/15	Argentine Peso 6,000,000	United States Dollar 574,988	Citibank, N.A.	—	(110,044)	(110,044)
2/23/15	Argentine Peso 15,000,000	United States Dollar 1,446,480	Citibank, N.A.	—	(266,100)	(266,100)
2/23/15	Argentine Peso 16,000,000	United States Dollar 1,542,317	Citibank, N.A.	—	(284,435)	(284,435)
2/23/15	Romanian Leu 38,077,800	United States Dollar 10,711,055	BNP Paribas	1,013,111	—	1,013,111
2/23/15	United States Dollar 3,189,655	Argentine Peso 37,000,000	Citibank, N.A.	1,034,709	—	1,034,709
2/23/15	United States Dollar 10,992,985	Indian Rupee 703,728,000	Citibank, N.A.	312,013	—	312,013
2/23/15	United States Dollar 6,073,988	Indian Rupee 388,833,000	Goldman Sachs International	172,397	—	172,397
2/23/15	United States Dollar 4,007,356	Indonesian Rupiah 49,174,260,000	Goldman Sachs International	—	(158,959)	(158,959)
2/23/15	United States Dollar 4,519,239	Indonesian Rupiah 55,469,136,000	Standard Chartered Bank	—	(178,203)	(178,203)
2/24/15	Argentine Peso 12,350,000	United States Dollar 1,182,610	Citibank, N.A.	—	(226,403)	(226,403)
2/24/15	Argentine Peso 19,650,000	United States Dollar 1,878,944	Citibank, N.A.	—	(362,927)	(362,927)
2/24/15	United States Dollar 2,758,621	Argentine Peso 32,000,000	Citibank, N.A.	892,264	—	892,264
2/25/15	Argentine Peso 11,464,000	United States Dollar 1,095,985	Bank of America, N.A.	—	(211,007)	(211,007)
2/25/15	Argentine Peso 19,000,000	United States Dollar 1,815,402	Citibank, N.A.	—	(350,757)	(350,757)
2/25/15	Argentine Peso 27,000,000	United States Dollar 2,587,694	Citibank, N.A.	—	(490,532)	(490,532)
2/25/15	Argentine Peso 38,000,000	United States Dollar 3,659,476	Citibank, N.A.	—	(672,842)	(672,842)
2/25/15	Euro 6,910,697	United States Dollar 8,583,639	Goldman Sachs International	773,033	—	773,033
2/25/15	Euro 1,691,579	United States Dollar 2,119,929	Goldman Sachs International	208,073	—	208,073

15

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/25/15	Euro 1,824,074	United States Dollar 2,221,855	Goldman Sachs International	$160,251	$—	$160,251
2/25/15	United States Dollar 992,554	Argentine Peso 11,464,000	Bank of America, N.A.	314,438	—	314,438
2/25/15	United States Dollar 7,272,727	Argentine Peso 84,000,000	Citibank, N.A.	2,303,976	—	2,303,976
2/26/15	New Taiwan Dollar 676,500,000	United States Dollar 21,939,497	Deutsche Bank AG	598,502	—	598,502
2/26/15	New Taiwan Dollar 352,579,000	United States Dollar 11,432,523	Goldman Sachs International	310,000	—	310,000
2/27/15	Malaysian Ringgit 48,735,000	United States Dollar 14,371,443	Bank of America, N.A.	984,808	—	984,808
2/27/15	Malaysian Ringgit 39,583,000	United States Dollar 11,754,417	Bank of America, N.A.	881,674	—	881,674
2/27/15	Malaysian Ringgit 52,796,000	United States Dollar 15,568,530	Barclays Bank PLC	1,066,411	—	1,066,411
2/27/15	Malaysian Ringgit 43,529,000	United States Dollar 12,564,658	Deutsche Bank AG	608,018	—	608,018
2/27/15	Malaysian Ringgit 12,100,000	United States Dollar 3,586,567	JPMorgan Chase Bank, N.A.	262,913	—	262,913
2/27/15	Malaysian Ringgit 40,613,000	United States Dollar 11,975,644	Nomura International PLC	819,977	—	819,977
2/27/15	United States Dollar 4,340,969	Malaysian Ringgit 15,690,000	Australia and New Zealand Banking Group Limited	—	(31,206)	(31,206)
2/27/15	United States Dollar 5,485,279	Malaysian Ringgit 19,730,000	Australia and New Zealand Banking Group Limited	—	(65,800)	(65,800)
2/27/15	United States Dollar 5,457,122	Malaysian Ringgit 19,638,000	Barclays Bank PLC	—	(62,914)	(62,914)
2/27/15	United States Dollar 10,154,083	Malaysian Ringgit 36,245,000	Nomura International PLC	—	(198,229)	(198,229)
2/27/15	United States Dollar 5,450,577	Malaysian Ringgit 19,603,000	Standard Chartered Bank	—	(65,983)	(65,983)
2/27/15	United States Dollar 2,504,039	Uruguayan Peso 62,000,000	Citibank, N.A.	20,520	—	20,520
2/27/15	United States Dollar 3,989,515	Uruguayan Peso 95,509,000	Citibank, N.A.	—	(100,513)	(100,513)
2/27/15	Uruguayan Peso 157,509,000	United States Dollar 6,220,735	Citibank, N.A.	—	(192,827)	(192,827)
3/2/15	Serbian Dinar 984,678,000	United States Dollar 8,969,557	Citibank, N.A.	1,536	—	1,536
3/2/15	Serbian Dinar 725,150,000	United States Dollar 6,594,671	Citibank, N.A.	—	(9,682)	(9,682)
3/2/15	Serbian Dinar 108,712,000	United States Dollar 990,542	Deutsche Bank AG	440	—	440
3/2/15	Singapore Dollar 11,309,000	United States Dollar 8,522,231	Deutsche Bank AG	168,189	—	168,189
3/4/15	Euro 23,512,334	United States Dollar 28,845,637	JPMorgan Chase Bank, N.A.	2,269,895	—	2,269,895
3/4/15	New Taiwan Dollar 567,020,000	United States Dollar 18,285,069	Barclays Bank PLC	420,392	—	420,392
3/4/15	New Taiwan Dollar 377,050,000	United States Dollar 12,158,981	BNP Paribas	279,547	—	279,547
3/4/15	New Taiwan Dollar 114,279,000	United States Dollar 3,600,473	Deutsche Bank AG	—	(31)	(31)
3/4/15	New Taiwan Dollar 86,224,000	United States Dollar 2,782,766	JPMorgan Chase Bank, N.A.	66,170	—	66,170

16

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/9/15	South African Rand 105,937,717	United States Dollar 9,350,443	Deutsche Bank AG	$302,078	$—	$302,078
3/9/15	South African Rand 86,207,000	United States Dollar 7,280,997	JPMorgan Chase Bank, N.A.	—	(82,126)	(82,126)
3/9/15	Thai Baht 271,828,000	United States Dollar 8,201,177	Deutsche Bank AG	—	(89,450)	(89,450)
3/9/15	Thai Baht 161,026,000	United States Dollar 4,860,429	Standard Chartered Bank	—	(50,789)	(50,789)
3/9/15	United States Dollar 11,903,824	South African Rand 138,401,000	Standard Chartered Bank	—	(82,701)	(82,701)
3/11/15	Euro 24,674,252	Norwegian Krone 226,223,000	BNP Paribas	1,360,509	—	1,360,509
3/11/15	Norwegian Krone 122,244,000	Euro 13,569,775	BNP Paribas	—	(467,776)	(467,776)
3/12/15	Hungarian Forint 3,778,900,000	Euro 12,281,481	BNP Paribas	157,982	—	157,982
3/12/15	Hungarian Forint 2,086,700,000	Euro 6,775,411	BNP Paribas	80,009	—	80,009
3/12/15	Hungarian Forint 172,016,000	Euro 557,209	BNP Paribas	5,105	—	5,105
3/12/15	Hungarian Forint 698,475,000	Euro 2,255,910	JPMorgan Chase Bank, N.A.	13,213	—	13,213
3/12/15	Japanese Yen 84,510,000	United States Dollar 714,225	Goldman Sachs International	—	(5,738)	(5,738)
3/12/15	Japanese Yen 1,928,497,000	United States Dollar 16,292,963	Goldman Sachs International	—	(136,409)	(136,409)
3/12/15	Japanese Yen 84,506,000	United States Dollar 714,186	Standard Chartered Bank	—	(5,743)	(5,743)
3/12/15	Japanese Yen 1,937,103,000	United States Dollar 16,298,337	Standard Chartered Bank	—	(204,352)	(204,352)
3/12/15	Thai Baht 193,030,000	United States Dollar 5,790,263	Deutsche Bank AG	—	(96,219)	(96,219)
3/12/15	Thai Baht 36,486,000	United States Dollar 1,094,033	JPMorgan Chase Bank, N.A.	—	(18,614)	(18,614)
3/12/15	United States Dollar 14,945,106	Japanese Yen 1,755,341,500	Goldman Sachs International	9,109	—	9,109
3/12/15	United States Dollar 14,931,706	Japanese Yen 1,755,341,500	Standard Chartered Bank	22,509	—	22,509
3/13/15	Euro 1,672,505	Serbian Dinar 211,990,000	Citibank, N.A.	35,691	—	35,691
3/13/15	Euro 8,484,427	Serbian Dinar 1,036,797,000	Deutsche Bank AG	—	(169,723)	(169,723)
3/16/15	Euro 1,089,417	United States Dollar 1,356,102	Goldman Sachs International	124,619	—	124,619
3/16/15	New Zealand Dollar 18,700,000	United States Dollar 14,520,176	BNP Paribas	969,749	—	969,749
3/16/15	New Zealand Dollar 17,159,000	United States Dollar 13,252,410	Morgan Stanley & Co. International PLC	818,625	—	818,625
3/17/15	Hungarian Forint 1,422,123,000	Euro 4,610,247	Bank of America, N.A.	47,221	—	47,221
3/17/15	Hungarian Forint 1,417,531,500	Euro 4,513,809	BNP Paribas	—	(45,121)	(45,121)
3/18/15	Euro 8,319,626	Norwegian Krone 75,848,000	BNP Paribas	400,962	—	400,962
3/18/15	Euro 4,723,918	Norwegian Krone 44,196,000	BNP Paribas	373,651	—	373,651
3/18/15	Euro 7,163,427	Norwegian Krone 69,551,000	Goldman Sachs International	893,879	—	893,879

17

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/18/15	Euro 4,739,339	Norwegian Krone 44,364,000	Standard Chartered Bank	$377,938	$—	$377,938
3/18/15	Hungarian Forint 8,466,102,000	Euro 26,379,672	BNP Paribas	—	(922,539)	(922,539)
3/18/15	Norwegian Krone 216,290,000	Euro 24,429,335	Goldman Sachs International	—	(346,571)	(346,571)
3/19/15	United States Dollar 11,097,089	Chilean Peso 6,930,132,000	BNP Paribas	—	(207,604)	(207,604)
3/20/15	Polish Zloty 15,786,000	United States Dollar 4,280,079	BNP Paribas	25,414	—	25,414
3/20/15	Thai Baht 187,581,000	United States Dollar 5,633,063	Deutsche Bank AG	—	(85,068)	(85,068)
3/23/15	Euro 4,829,448	Romanian Leu 22,234,777	Bank of America, N.A.	200,974	—	200,974
3/23/15	Euro 4,827,268	Romanian Leu 22,070,271	Bank of America, N.A.	161,558	—	161,558
3/23/15	Euro 11,730,646	Romanian Leu 53,849,529	Citibank, N.A.	447,846	—	447,846
3/23/15	Euro 5,778,141	Romanian Leu 26,411,306	Citibank, N.A.	191,763	—	191,763
3/23/15	Euro 3,176,889	Romanian Leu 14,634,340	JPMorgan Chase Bank, N.A.	134,226	—	134,226
3/23/15	Euro 2,173,362	Romanian Leu 9,954,000	JPMorgan Chase Bank, N.A.	77,164	—	77,164
3/23/15	Euro 6,830,459	Romanian Leu 31,437,189	Standard Chartered Bank	281,636	—	281,636
3/23/15	Euro 2,146,159	Romanian Leu 9,841,213	Standard Chartered Bank	79,203	—	79,203
3/23/15	Euro 1,640,724	Swiss Franc 1,969,000	BNP Paribas	294,855	—	294,855
3/23/15	Euro 24,122,860	Swiss Franc 28,949,000	Standard Chartered Bank	4,334,729	—	4,334,729
3/23/15	Romanian Leu 72,512,111	Euro 16,152,820	Bank of America, N.A.	—	(199,821)	(199,821)
3/23/15	Romanian Leu 27,261,289	Euro 6,091,064	BNP Paribas	—	(54,401)	(54,401)
3/23/15	Romanian Leu 36,132,238	Euro 8,046,731	BNP Paribas	—	(101,940)	(101,940)
3/23/15	Romanian Leu 37,125,362	Euro 8,282,289	JPMorgan Chase Bank, N.A.	—	(88,478)	(88,478)
3/23/15	Romanian Leu 28,245,000	Euro 6,299,766	Standard Chartered Bank	—	(68,903)	(68,903)
3/23/15	Swiss Franc 5,758,000	Euro 4,784,936	Citibank, N.A.	—	(877,036)	(877,036)
3/23/15	Swiss Franc 25,160,000	Euro 20,910,557	Credit Suisse International	—	(3,829,523)	(3,829,523)
3/25/15	Euro 8,206,500	United States Dollar 10,220,703	Citibank, N.A.	943,309	—	943,309
3/25/15	Euro 18,721,200	United States Dollar 23,343,090	Deutsche Bank AG	2,178,897	—	2,178,897
3/25/15	Euro 23,352,800	United States Dollar 29,097,168	Goldman Sachs International	2,696,983	—	2,696,983
3/30/15	Euro 1,250,027	Norwegian Krone 11,366,000	Citibank, N.A.	55,767	—	55,767
3/30/15	Euro 13,059,016	Norwegian Krone 118,680,000	Credit Suisse International	574,788	—	574,788
3/30/15	Euro 1,484,268	Swiss Franc 1,781,000	Credit Suisse International	267,012	—	267,012

18

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/30/15	Euro 15,330,444	Swiss Franc 18,395,000	Goldman Sachs International	$2,757,561	$—	$2,757,561
3/30/15	Euro 8,212,077	Swiss Franc 9,854,000	Standard Chartered Bank	1,477,505	—	1,477,505
3/30/15	Swiss Franc 30,030,000	Euro 24,986,687	JPMorgan Chase Bank, N.A.	—	(4,547,416)	(4,547,416)
3/31/15	Euro 13,781,027	Romanian Leu 63,075,760	Bank of America, N.A.	475,496	—	475,496
3/31/15	Euro 12,906,569	Romanian Leu 59,104,729	Citibank, N.A.	453,307	—	453,307
3/31/15	Romanian Leu 85,420,934	Euro 18,948,575	Citibank, N.A.	—	(321,182)	(321,182)
3/31/15	Romanian Leu 25,916,180	Euro 5,750,746	Deutsche Bank AG	—	(95,335)	(95,335)
3/31/15	United States Dollar 2,522,018	Uruguayan Peso 63,000,000	Citibank, N.A.	17,183	—	17,183
3/31/15	United States Dollar 3,352,188	Uruguayan Peso 81,190,000	Citibank, N.A.	—	(79,844)	(79,844)
3/31/15	Uruguayan Peso 144,190,000	United States Dollar 5,656,728	Citibank, N.A.	—	(154,816)	(154,816)
4/1/15	Euro 51,230,022	United States Dollar 62,720,916	Deutsche Bank AG	4,802,231	—	4,802,231
4/1/15	United States Dollar 23,766,925	Euro 19,375,000	Deutsche Bank AG	—	(1,862,298)	(1,862,298)
4/6/15	Japanese Yen 1,045,761,000	United States Dollar 8,790,050	Standard Chartered Bank	—	(122,071)	(122,071)
4/7/15	South African Rand 193,026,287	United States Dollar 16,226,151	BNP Paribas	—	(185,835)	(185,835)
4/7/15	South African Rand 193,026,286	United States Dollar 16,239,348	Deutsche Bank AG	—	(172,637)	(172,637)
4/7/15	United States Dollar 12,769,627	Philippine Peso 577,915,000	BNP Paribas	274,176	—	274,176
4/7/15	United States Dollar 29,467,522	Philippine Peso 1,334,201,000	Citibank, N.A.	645,998	—	645,998
4/8/15	Euro 7,654,195	United States Dollar 9,336,970	Goldman Sachs International	682,893	—	682,893
4/8/15	United States Dollar 5,943,158	Philippine Peso 268,393,000	Standard Chartered Bank	114,359	—	114,359
4/13/15	Australian Dollar 37,733,000	United States Dollar 30,458,078	Australia and New Zealand Banking Group Limited	1,212,513	—	1,212,513
4/13/15	Australian Dollar 15,284,000	United States Dollar 12,327,310	Goldman Sachs International	481,202	—	481,202
4/13/15	Euro 13,690,910	Swedish Krona 129,720,000	Standard Chartered Bank	207,665	—	207,665
4/13/15	New Taiwan Dollar 297,757,000	United States Dollar 9,307,815	Goldman Sachs International	—	(77,140)	(77,140)
4/13/15	New Taiwan Dollar 267,430,000	United States Dollar 8,361,107	JPMorgan Chase Bank, N.A.	—	(67,977)	(67,977)
4/16/15	Euro 15,294,174	Polish Zloty 65,833,770	BNP Paribas	433,328	—	433,328
4/16/15	Euro 15,420,765	Polish Zloty 66,392,562	Morgan Stanley & Co. International PLC	440,652	—	440,652
4/16/15	Euro 19,605,000	United States Dollar 23,055,480	Deutsche Bank AG	887,525	—	887,525
4/16/15	Euro 32,068,000	United States Dollar 37,698,179	Standard Chartered Bank	1,437,940	—	1,437,940

19

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
4/16/15	Hungarian Forint 9,813,482,000	Euro 30,546,302	BNP Paribas	$—	$(1,067,004)	$(1,067,004)
4/16/15	Japanese Yen 4,270,773,000	United States Dollar 36,530,934	Goldman Sachs International	130,612	—	130,612
4/16/15	United States Dollar 8,820,087	Euro 7,654,000	Deutsche Bank AG	—	(165,482)	(165,482)
4/16/15	United States Dollar 11,500,351	Euro 9,974,000	Standard Chartered Bank	—	(222,453)	(222,453)
4/16/15	United States Dollar 5,734,125	Indonesian Rupiah 73,368,130,000	Bank of America, N.A.	—	(60,120)	(60,120)
4/20/15	Euro 4,024,739	Polish Zloty 17,372,784	BNP Paribas	126,210	—	126,210
4/20/15	Euro 9,088,992	Polish Zloty 39,229,000	Nomura International PLC	284,039	—	284,039
4/20/15	United States Dollar 368,606	Indian Rupee 23,146,000	Deutsche Bank AG	—	(98)	(98)
4/21/15	Euro 1,584,569	Serbian Dinar 196,011,172	Citibank, N.A.	—	(21,770)	(21,770)
4/21/15	Euro 1,945,896	Serbian Dinar 240,610,000	Citibank, N.A.	—	(27,613)	(27,613)
4/21/15	Euro 9,809,791	Serbian Dinar 1,213,471,180	Citibank, N.A.	—	(134,774)	(134,774)
4/21/15	New Zealand Dollar 51,853,000	United States Dollar 40,082,369	Australia and New Zealand Banking Group Limited	2,638,055	—	2,638,055
4/21/15	New Zealand Dollar 27,341,000	United States Dollar 21,108,756	Goldman Sachs International	1,365,154	—	1,365,154
4/21/15	New Zealand Dollar 27,342,000	United States Dollar 21,117,594	Standard Chartered Bank	1,373,270	—	1,373,270
4/22/15	Euro 3,961,427	United States Dollar 4,658,095	Goldman Sachs International	178,502	—	178,502
4/22/15	Euro 1,790,568	United States Dollar 2,118,161	Goldman Sachs International	93,382	—	93,382
4/22/15	Euro 1,249,190	United States Dollar 1,440,934	Goldman Sachs International	28,347	—	28,347
4/22/15	United States Dollar 6,087,411	Indonesian Rupiah 78,551,950,000	Standard Chartered Bank	—	(20,552)	(20,552)
4/23/15	United States Dollar 3,995,825	Indonesian Rupiah 51,046,660,000	Goldman Sachs International	—	(54,172)	(54,172)
4/28/15	United States Dollar 16,641,620	Mexican Peso 245,176,000	Citibank, N.A.	—	(369,804)	(369,804)
4/28/15	United States Dollar 16,698,159	Mexican Peso 245,847,000	Morgan Stanley & Co. International PLC	—	(381,810)	(381,810)
4/29/15	Russian Ruble 246,186,000	United States Dollar 5,516,155	Credit Suisse International	2,091,594	—	2,091,594
4/29/15	Russian Ruble 529,469,000	United States Dollar 11,882,159	JPMorgan Chase Bank, N.A.	4,517,000	—	4,517,000
4/29/15	United States Dollar 2,259,338	Russian Ruble 153,635,000	Deutsche Bank AG	—	(122,204)	(122,204)
4/29/15	United States Dollar 2,485,597	Russian Ruble 182,070,000	JPMorgan Chase Bank, N.A.	47,081	—	47,081
4/29/15	United States Dollar 2,225,896	Russian Ruble 149,135,000	JPMorgan Chase Bank, N.A.	—	(151,359)	(151,359)
4/29/15	United States Dollar 4,492,739	Russian Ruble 290,815,000	JPMorgan Chase Bank, N.A.	—	(447,368)	(447,368)
4/30/15	Australian Dollar 38,758,539	United States Dollar 30,663,237	Goldman Sachs International	655,020	—	655,020

20

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
4/30/15	New Zealand Dollar 19,626,134	United States Dollar 14,568,872	JPMorgan Chase Bank, N.A.	$408,519	$—	$408,519
4/30/15	New Zealand Dollar 26,849,458	United States Dollar 19,934,112	Nomura International PLC	562,095	—	562,095
4/30/15	United States Dollar 6,288,643	Indonesian Rupiah 79,702,267,000	JPMorgan Chase Bank, N.A.	—	(143,789)	(143,789)
4/30/15	United States Dollar 3,396,524	Uruguayan Peso 86,000,000	Citibank, N.A.	35,562	—	35,562
5/13/15	Euro 1,592,277	United States Dollar 1,794,608	Australia and New Zealand Banking Group Limited	—	(6,380)	(6,380)
5/21/15	New Turkish Lira 85,896,000	United States Dollar 36,390,751	BNP Paribas	2,024,873	—	2,024,873
5/21/15	New Turkish Lira 21,308,000	United States Dollar 9,020,787	BNP Paribas	495,732	—	495,732
5/21/15	New Turkish Lira 30,313,000	United States Dollar 12,822,107	Standard Chartered Bank	694,268	—	694,268
5/21/15	New Turkish Lira 12,235,000	United States Dollar 5,049,525	Standard Chartered Bank	154,460	—	154,460
5/21/15	United States Dollar 15,192,191	New Turkish Lira 34,895,399	Bank of America, N.A.	—	(1,230,994)	(1,230,994)
5/21/15	United States Dollar 27,383,794	New Turkish Lira 64,262,536	BNP Paribas	—	(1,673,186)	(1,673,186)
5/21/15	United States Dollar 2,262,511	New Turkish Lira 5,258,160	Deutsche Bank AG	—	(158,790)	(158,790)
5/21/15	United States Dollar 10,003,478	New Turkish Lira 22,958,983	Morgan Stanley & Co. International PLC	—	(817,886)	(817,886)
5/21/15	United States Dollar 9,235,213	New Turkish Lira 22,376,922	Standard Chartered Bank	—	(282,497)	(282,497)
6/23/15	Hungarian Forint 662,552,000	Euro 2,093,437	BNP Paribas	—	(30,708)	(30,708)
6/23/15	Hungarian Forint 1,328,914,000	Euro 4,186,875	BNP Paribas	—	(75,215)	(75,215)
6/23/15	Hungarian Forint 1,110,276,500	Euro 3,459,021	JPMorgan Chase Bank, N.A.	—	(106,992)	(106,992)
6/23/15	Hungarian Forint 991,974,000	Euro 3,117,454	Nomura International PLC	—	(65,037)	(65,037)
6/23/15	Hungarian Forint 799,538,000	Euro 2,512,124	Standard Chartered Bank	—	(53,061)	(53,061)
7/9/15	Hungarian Forint 1,411,412,000	Euro 4,383,539	Morgan Stanley & Co. International PLC	—	(148,414)	(148,414)
9/28/15	United States Dollar 1,412,415	Azerbaijani Manat 1,149,000	Standard Bank PLC	23,476	—	23,476
10/8/15	United States Dollar 5,645,122	Azerbaijani Manat 4,594,000	Standard Bank PLC	86,631	—	86,631
10/13/15	Euro 1,126,929	Serbian Dinar 147,515,000	Citibank, N.A.	9,090	—	9,090
10/13/15	Euro 138,069	Serbian Dinar 18,018,000	Deutsche Bank AG	632	—	632
11/27/15	Euro 14,608,000	United States Dollar 18,384,168	Standard Chartered Bank	1,807,988	—	1,807,988
11/27/15	United States Dollar 17,498,700	Euro 14,608,000	HSBC Bank USA, N.A.	—	(922,520)	(922,520)
1/13/16	South African Rand 138,377,538	New Turkish Lira 27,756,000	Standard Chartered Bank	—	(606,407)	(606,407)

				$104,052,883	$(39,704,234)	$64,348,649

21

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation
2/13/15	COP	94,259,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	$39,717,420	$295,126
2/18/15	COP	70,330,000	Republic of Colombia, 7.25%, 6/15/16	Deutsche Bank AG	29,645,248	217,211
2/19/15	COP	83,049,000	Republic of Colombia, 7.25%, 6/15/16	Bank of America, N.A.	35,088,203	179,282
2/19/15	COP	100,964,000	Republic of Colombia, 7.25%, 6/15/16	Bank of America, N.A.	42,683,772	195,353
2/27/15	COP	94,259,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	39,804,726	222,835
3/13/15	COP	38,713,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	16,345,295	95,659
3/13/15	COP	47,130,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	19,902,574	118,267
3/25/15	COP	32,990,000	Republic of Colombia, 7.25%, 6/15/16	Deutsche Bank AG	13,914,479	99,088
3/25/15	COP	1,047,000	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	529,014	3,407
3/25/15	COP	70,537,500	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	35,284,072	575,818

						$2,002,046

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

COP	-	Colombian Peso

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
4/15	232 Platinum	Long	$13,844,610	$14,363,120	$518,510
5/15	706 Brent Crude Oil	Short	(47,228,473)	(39,571,300)	7,657,173
6/15	14 Gold	Short	(1,797,600)	(1,792,000)	5,600
Equity Futures
2/15	2,302 SGX CNX Nifty Index	Long	41,002,111	40,772,893	(229,218)
3/15	2,572 SET50 Index	Short	(15,882,964)	(16,413,520)	(530,556)
3/15	139 TOPIX Index	Long	17,155,131	16,580,611	(574,520)
Interest Rate Futures
3/15	966 Euro-Bobl	Short	(141,392,318)	(142,876,867)	(1,484,549)
3/15	259 Euro-Bund	Short	(45,439,956)	(46,648,658)	(1,208,702)
3/15	312 IMM 10-Year Interest Rate Swap	Long	29,465,530	27,829,246	(1,636,284)
3/15	668 U.S. 2-Year Deliverable Interest Rate Swap	Short	(67,055,766)	(67,421,031)	(365,265)
3/15	582 U.S. 5-Year Deliverable Interest Rate Swap	Short	(59,132,351)	(60,591,656)	(1,459,305)
3/15	1,379 U.S. 10-Year Deliverable Interest Rate Swap	Short	(146,441,414)	(152,831,984)	(6,390,570)
3/15	46 U.S. 30-Year Deliverable Interest Rate Swap	Short	(5,675,244)	(5,985,750)	(310,506)

					$(6,008,192)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

SET50 Index: Capitalization-weighted index based on the top 50 stocks listed on the Bangkok SET index having high market capitalization and high liquidity.

22

SGX CNX Nifty Index: Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

TOPIX Index: Market capitalization-weighted stock index for all companies listed on the First Section of the Tokyo Stock Exchange.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	EUR	11,390	Receives	6-month Euro Interbank Offered Rate	1.30%	1/16/45	$(328,949)
LCH.Clearnet	HUF	200,230	Pays	6-month HUF BUBOR	5.20	12/16/16	46,861
LCH.Clearnet	HUF	296,650	Pays	6-month HUF BUBOR	5.12	1/16/17	67,793
LCH.Clearnet	HUF	514,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(208,937)
LCH.Clearnet	HUF	2,525,000	Receives	6-month HUF BUBOR	4.57	11/14/18	(921,758)
LCH.Clearnet	HUF	3,243,000	Receives	6-month HUF BUBOR	4.43	11/15/18	(1,123,737)
LCH.Clearnet	HUF	2,908,904	Receives	6-month HUF BUBOR	3.69	5/15/19	(1,026,067)
LCH.Clearnet	JPY	7,071,525	Receives	6-month JPY LIBOR	0.79	4/23/24	(2,005,914)
LCH.Clearnet	JPY	2,147,686	Receives	6-month JPY LIBOR	0.75	6/12/24	(533,299)
LCH.Clearnet	JPY	1,708,457	Receives	6-month JPY LIBOR	0.51	1/7/25	(46,841)
LCH.Clearnet	JPY	7,749,700	Receives	6-month JPY LIBOR	0.46	1/9/25	102,864
LCH.Clearnet	NZD	13,000	Pays	3-month NZD Bank Bill	4.20	10/24/17	265,492
LCH.Clearnet	NZD	11,000	Pays	3-month NZD Bank Bill	4.15	10/25/17	213,316
LCH.Clearnet	NZD	13,000	Pays	3-month NZD Bank Bill	4.04	10/30/17	219,755
LCH.Clearnet	NZD	6,000	Pays	3-month NZD Bank Bill	4.03	10/31/17	100,153
LCH.Clearnet	NZD	6,551	Pays	3-month NZD Bank Bill	4.04	10/31/17	110,034
LCH.Clearnet	NZD	69,310	Pays	3-month NZD Bank Bill	4.03	11/26/17	663,371
LCH.Clearnet	NZD	25,990	Pays	3-month NZD Bank Bill	4.02	11/27/17	243,027
LCH.Clearnet	NZD	48,570	Pays	3-month NZD Bank Bill	3.96	11/28/17	397,783
LCH.Clearnet	NZD	20,093	Pays	3-month NZD Bank Bill	4.96	4/29/24	1,730,231
LCH.Clearnet	PLN	10,290	Pays	6-month PLN WIBOR	4.40	8/20/17	220,606
LCH.Clearnet	PLN	218,656	Pays	6-month PLN WIBOR	1.95	10/27/19	1,005,923

							$(808,293)

EUR	-	Euro

HUF	-	Hungarian Forint

JPY	-	Japanese Yen

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

23

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	CLP	7,368,314	Receives	6-month Sinacofi Chile Interbank Rate	3.70%	12/4/19	$(156,159)
Bank of America, N.A.	CLP	2,396,668	Receives	6-month Sinacofi Chile Interbank Rate	3.73	12/9/19	(55,305)
Bank of America, N.A.	CLP	4,791,404	Receives	6-month Sinacofi Chile Interbank Rate	3.75	12/9/19	(117,559)
Bank of America, N.A.	COP	42,386,797	Pays	Colombia IBR Overnight Interbank Rate	4.48	11/10/16	75,098
Bank of America, N.A.	COP	20,670,807	Pays	Colombia IBR Overnight Interbank Rate	4.41	11/14/16	26,355
Bank of America, N.A.	COP	20,670,807	Pays	Colombia IBR Overnight Interbank Rate	4.45	11/15/16	33,412
Bank of America, N.A.	COP	55,631,864	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	59,667
Bank of America, N.A.	COP	44,505,490	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/24/16	50,014
Bank of America, N.A.	HUF	200,230	Receives	6-month HUF BUBOR	7.32	12/16/16	(77,119)
Bank of America, N.A.	HUF	642,000	Pays	6-month HUF BUBOR	5.13	12/21/16	146,826
Bank of America, N.A.	HUF	217,350	Pays	6-month HUF BUBOR	5.14	1/16/17	50,014
Bank of America, N.A.	PLN	4,860	Receives	6-month PLN WIBOR	3.35	7/30/17	(82,319)
Bank of America, N.A.	PLN	12,640	Pays	6-month PLN WIBOR	4.34	7/30/17	314,555
Bank of America, N.A.	PLN	9,114	Pays	6-month PLN WIBOR	4.31	8/10/17	188,293
Bank of America, N.A.	PLN	18,180	Pays	6-month PLN WIBOR	4.35	8/23/17	382,863
Bank of America, N.A.	PLN	17,740	Pays	6-month PLN WIBOR	4.30	9/18/17	371,333
Bank of America, N.A.	PLN	5,900	Pays	6-month PLN WIBOR	3.83	11/14/17	105,450
Bank of America, N.A.	PLN	5,900	Receives	6-month PLN WIBOR	3.61	11/14/17	(95,067)
Bank of America, N.A.	PLN	33,170	Receives	6-month PLN WIBOR	3.52	11/16/17	(511,299)
Barclays Bank PLC	PLN	21,490	Pays	6-month PLN WIBOR	4.32	8/2/17	443,924
Barclays Bank PLC	PLN	10,800	Pays	6-month PLN WIBOR	4.35	8/27/17	227,718
Barclays Bank PLC	PLN	33,170	Pays	6-month PLN WIBOR	3.81	11/16/17	588,062
Barclays Bank PLC	PLN	54,800	Pays	6-month PLN WIBOR	3.82	11/19/17	977,210
Barclays Bank PLC	PLN	31,320	Pays	6-month PLN WIBOR	3.80	11/20/17	552,182
BNP Paribas	PLN	20,724	Pays	6-month PLN WIBOR	4.25	8/7/17	418,277
BNP Paribas	PLN	20,724	Receives	6-month PLN WIBOR	3.60	8/7/17	(309,080)
BNP Paribas	PLN	5,100	Pays	6-month PLN WIBOR	3.85	11/13/17	92,088
BNP Paribas	PLN	24,000	Pays	6-month PLN WIBOR	3.83	11/14/17	428,949

24

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Citibank, N.A.	PLN	17,853	Pays	6-month PLN WIBOR	4.33%	7/30/17	$443,922
Citibank, N.A.	PLN	13,400	Pays	6-month PLN WIBOR	4.31	8/2/17	276,267
Citibank, N.A.	PLN	2,906	Pays	6-month PLN WIBOR	4.24	8/7/17	58,535
Citibank, N.A.	PLN	8,910	Pays	6-month PLN WIBOR	4.30	8/10/17	183,360
Citibank, N.A.	PLN	8,170	Pays	6-month PLN WIBOR	4.40	8/20/17	175,130
Citibank, N.A.	PLN	10,200	Pays	6-month PLN WIBOR	3.81	11/13/17	180,941
Citibank, N.A.	PLN	8,240	Pays	6-month PLN WIBOR	3.82	11/14/17	146,621
Citibank, N.A.	PLN	23,800	Pays	6-month PLN WIBOR	3.82	11/19/17	422,711
Citibank, N.A.	PLN	23,800	Receives	6-month PLN WIBOR	3.60	11/19/17	(381,850)
Deutsche Bank AG	BRL	15,532	Pays	Brazil CETIP Interbank Deposit Rate	12.03	1/2/17	(26,036)
Deutsche Bank AG	BRL	74,906	Pays	Brazil CETIP Interbank Deposit Rate	12.19	1/2/17	(25,906)
Deutsche Bank AG	BRL	172,363	Pays	Brazil CETIP Interbank Deposit Rate	12.31	1/2/17	14,004
Deutsche Bank AG	BRL	261,813	Pays	Brazil CETIP Interbank Deposit Rate	11.81	1/2/17	(885,475)
Deutsche Bank AG	CLP	13,363,589	Receives	6-month Sinacofi Chile Interbank Rate	3.70	8/7/18	(458,567)
Deutsche Bank AG	CLP	13,639,184	Receives	6-month Sinacofi Chile Interbank Rate	3.60	8/8/18	(384,824)
Deutsche Bank AG	PLN	7,207	Pays	6-month PLN WIBOR	4.34	7/30/17	179,641
Deutsche Bank AG	PLN	31,119	Pays	6-month PLN WIBOR	4.36	8/1/17	654,605
Deutsche Bank AG	PLN	18,850	Pays	6-month PLN WIBOR	4.28	8/6/17	383,673
Deutsche Bank AG	PLN	13,020	Pays	6-month PLN WIBOR	4.24	8/7/17	262,259
Deutsche Bank AG	PLN	10,750	Pays	6-month PLN WIBOR	4.33	8/17/17	223,369
Deutsche Bank AG	PLN	6,330	Pays	6-month PLN WIBOR	3.79	11/16/17	111,221
Deutsche Bank AG	PLN	6,330	Receives	6-month PLN WIBOR	3.60	11/16/17	(101,683)
Goldman Sachs International	BRL	255,082	Pays	Brazil CETIP Interbank Deposit Rate	13.35	1/4/16	656,706
Goldman Sachs International	BRL	338,985	Pays	Brazil CETIP Interbank Deposit Rate	12.87	1/4/16	289,178
Goldman Sachs International	BRL	658,392	Pays	Brazil CETIP Interbank Deposit Rate	12.87	1/4/16	556,011
Goldman Sachs International	BRL	86,148	Pays	Brazil CETIP Interbank Deposit Rate	12.33	1/2/17	20,034
Goldman Sachs International	BRL	155,656	Pays	Brazil CETIP Interbank Deposit Rate	12.14	1/2/17	(120,545)
Goldman Sachs International	BRL	163,219	Pays	Brazil CETIP Interbank Deposit Rate	12.02	1/2/17	(316,309)
Goldman Sachs International	BRL	186,887	Pays	Brazil CETIP Interbank Deposit Rate	12.20	1/2/17	(57,043)
Goldman Sachs International	BRL	188,357	Pays	Brazil CETIP Interbank Deposit Rate	12.08	1/2/17	(279,597)

25

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	BRL	194,445	Pays	Brazil CETIP Interbank Deposit Rate	12.33%	1/2/17	$43,262
Goldman Sachs International	BRL	38,496	Receives	Brazil CETIP Interbank Deposit Rate	11.64	1/2/23	(157,788)
Goldman Sachs International	BRL	44,530	Receives	Brazil CETIP Interbank Deposit Rate	11.51	1/2/23	1,261
Goldman Sachs International	CLP	2,876,075	Receives	6-month Sinacofi Chile Interbank Rate	3.90	10/20/19	(111,043)
Goldman Sachs International	CLP	4,424,731	Receives	6-month Sinacofi Chile Interbank Rate	3.97	10/29/19	(191,084)
Goldman Sachs International	CLP	1,393,790	Receives	6-month Sinacofi Chile Interbank Rate	3.98	10/30/19	(61,129)
Goldman Sachs International	CLP	1,393,790	Receives	6-month Sinacofi Chile Interbank Rate	3.97	11/5/19	(59,583)
Goldman Sachs International	CLP	4,203,495	Receives	6-month Sinacofi Chile Interbank Rate	3.97	11/6/19	(179,415)
Goldman Sachs International	CLP	2,787,581	Receives	6-month Sinacofi Chile Interbank Rate	3.97	11/7/19	(118,797)
Goldman Sachs International	CLP	5,575,162	Receives	6-month Sinacofi Chile Interbank Rate	3.98	11/7/19	(241,677)
Goldman Sachs International	CLP	2,787,581	Receives	6-month Sinacofi Chile Interbank Rate	4.02	11/13/19	(127,952)
Goldman Sachs International	CLP	4,314,113	Receives	6-month Sinacofi Chile Interbank Rate	4.05	11/17/19	(206,387)
Goldman Sachs International	CLP	1,460,161	Receives	6-month Sinacofi Chile Interbank Rate	3.93	11/20/19	(56,757)
Goldman Sachs International	CLP	2,920,323	Receives	6-month Sinacofi Chile Interbank Rate	3.78	11/21/19	(100,529)
Goldman Sachs International	CLP	4,424,731	Receives	6-month Sinacofi Chile Interbank Rate	3.79	11/25/19	(125,302)
Goldman Sachs International	CLP	2,876,075	Receives	6-month Sinacofi Chile Interbank Rate	3.77	11/26/19	(77,076)
Goldman Sachs International	CLP	5,973,388	Receives	6-month Sinacofi Chile Interbank Rate	3.69	12/3/19	(122,624)
Goldman Sachs International	CLP	6,946,015	Receives	6-month Sinacofi Chile Interbank Rate	3.76	12/9/19	(175,492)
Goldman Sachs International	CLP	3,347,445	Receives	6-month Sinacofi Chile Interbank Rate	3.70	12/15/19	(68,677)
Goldman Sachs International	PLN	6,181	Pays	6-month PLN WIBOR	4.35	8/1/17	129,422
HSBC Bank USA, N.A.	COP	31,423,608	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	33,703
JPMorgan Chase Bank, N.A.	HUF	642,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(248,456)
JPMorgan Chase Bank, N.A.	HUF	227,000	Pays	6-month HUF BUBOR	5.09	1/20/17	51,496
JPMorgan Chase Bank, N.A.	HUF	227,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(94,376)
JPMorgan Chase Bank, N.A.	NZD	11,000	Pays	3-month NZD Bank Bill	3.86	2/25/23	224,148
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	128,745
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	128,745
JPMorgan Chase Bank, N.A.	PLN	8,370	Pays	6-month PLN WIBOR	4.33	8/17/17	173,916

26

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. International PLC	COP	28,315,388	Pays	Colombia IBR Overnight Interbank Rate	4.49%	11/10/16	$51,316
Morgan Stanley & Co. International PLC	COP	28,436,304	Pays	Colombia IBR Overnight Interbank Rate	4.46	11/15/16	48,272

							$4,818,878

BRL	-	Brazilian Real

CLP	-	Chilean Peso

COP	-	Colombian Peso

HUF	-	Hungarian Forint

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Colombia	Goldman Sachs International	$3,021	1.00	%(1)	3/20/20	1.74%	$(104,285)	$101,028	$(3,257)
Croatia	Citibank, N.A.	2,440	1.00	(1)	3/20/17	1.67	(31,660)	35,901	4,241
Dominican Republic	Barclays Bank PLC	5,850	1.00	(1)	3/20/16	3.38	(149,006)	127,336	(21,670)
Romania	BNP Paribas	3,100	1.00	(1)	9/20/18	0.86	19,173	83,708	102,881
Romania	Goldman Sachs International	3,220	1.00	(1)	9/20/18	0.86	19,915	86,816	106,731
Russia	Barclays Bank PLC	1,630	1.00	(1)	3/20/19	6.31	(298,041)	81,802	(216,239)
Russia	BNP Paribas	3,900	1.00	(1)	3/20/19	6.31	(713,103)	188,673	(524,430)
Russia	Deutsche Bank AG	6,530	1.00	(1)	3/20/19	6.31	(1,193,992)	318,271	(875,721)
Russia	Goldman Sachs International	3,250	1.00	(1)	3/20/19	6.31	(594,253)	157,228	(437,025)
Slovenia	Bank of America, N.A.	21,272	1.00	(1)	3/20/20	1.23	(221,189)	356,977	135,788
Slovenia	Goldman Sachs International	4,728	1.00	(1)	12/20/19	1.18	(35,560)	57,873	22,313
South Africa	Bank of America, N.A.	3,190	1.00	(1)	12/20/15	0.79	9,704	4,757	14,461
South Africa	Bank of America, N.A.	890	1.00	(1)	12/20/15	0.79	2,708	1,266	3,974
South Africa	Bank of America, N.A.	7,500	1.00	(1)	9/20/17	1.40	(70,381)	129,549	59,168
South Africa	Bank of America, N.A.	5,000	1.00	(1)	9/20/17	1.40	(46,921)	40,143	(6,778)
South Africa	Bank of America, N.A.	26,320	1.00	(1)	9/20/17	1.40	(246,990)	237,065	(9,925)
South Africa	Bank of America, N.A.	14,640	1.00	(1)	9/20/17	1.40	(137,383)	99,280	(38,103)
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/15	0.79	11,651	6,342	17,993
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/15	0.79	6,935	3,808	10,743
South Africa	Barclays Bank PLC	5,000	1.00	(1)	9/20/17	1.40	(46,920)	71,956	25,036
South Africa	Barclays Bank PLC	2,510	1.00	(1)	9/20/17	1.40	(23,554)	33,630	10,076
South Africa	BNP Paribas	4,190	1.00	(1)	9/20/17	1.40	(39,320)	58,179	18,859
South Africa	Citibank, N.A.	4,800	1.00	(1)	9/20/15	0.72	13,967	16,996	30,963
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/15	0.79	14,556	8,710	23,266

27

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Credit Suisse International	$2,000	1.00	%(1)	12/20/15	0.79%	$6,084	$3,135	$9,219
South Africa	Credit Suisse International	890	1.00	(1)	12/20/15	0.79	2,708	1,488	4,196
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/16	0.82	28,565	31,947	60,512
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/16	0.82	25,708	16,257	41,965
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/17	1.40	(34,721)	69,246	34,525
South Africa	Deutsche Bank AG	4,860	1.00	(1)	9/20/17	1.40	(45,607)	93,244	47,637
South Africa	Deutsche Bank AG	5,700	1.00	(1)	9/20/17	1.40	(53,489)	98,457	44,968
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/17	1.40	(140,761)	277,047	136,286
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/17	1.40	(28,809)	55,957	27,148
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/17	1.48	(32,812)	36,196	3,384
South Africa	HSBC Bank USA, N.A.	5,000	1.00	(1)	9/20/17	1.40	(46,921)	70,740	23,819
South Africa	HSBC Bank USA, N.A.	2,500	1.00	(1)	12/20/17	1.48	(30,990)	35,529	4,539
South Africa	HSBC Bank USA, N.A.	7,120	1.00	(1)	12/20/17	1.48	(88,260)	87,888	(372)
South Africa	JPMorgan Chase Bank, N.A.	7,500	1.00	(1)	9/20/17	1.40	(70,381)	106,110	35,729
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/17	1.40	(9,384)	8,047	(1,337)
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/17	1.48	(93,851)	105,564	11,713
Turkey	BNP Paribas	12,243	1.00	(1)	9/20/22	2.25	(1,011,738)	557,061	(454,677)
Turkey	Goldman Sachs International	21,475	1.00	(1)	9/20/18	1.51	(365,056)	400,861	35,805
Turkey	Goldman Sachs International	10,120	1.00	(1)	9/20/18	1.51	(172,031)	182,151	10,120
Turkey	Goldman Sachs International	12,900	1.00	(1)	9/20/18	1.51	(219,288)	227,608	8,320
Turkey	JPMorgan Chase Bank, N.A.	7,400	1.00	(1)	9/20/22	2.25	(611,522)	421,258	(190,264)
Turkey	Morgan Stanley & Co. International PLC	21,477	1.00	(1)	9/20/18	1.51	(365,083)	405,636	40,553
Turkey	Morgan Stanley & Co. International PLC	31,465	1.00	(1)	9/20/18	1.51	(534,877)	566,341	31,464
Turkey	Morgan Stanley & Co. International PLC	12,900	1.00	(1)	9/20/18	1.51	(219,288)	234,385	15,097
Turkey	Morgan Stanley & Co. International PLC	6,400	1.00	(1)	9/20/18	1.51	(108,795)	121,494	12,699
Turkey	Morgan Stanley & Co. International PLC	4,300	1.00	(1)	9/20/18	1.51	(73,096)	80,365	7,269
Turkey	Morgan Stanley & Co. International PLC	4,200	1.00	(1)	9/20/18	1.51	(71,397)	72,640	1,243

Total		$374,414					$(8,219,041)	$6,673,946	$(1,545,095)

28

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	Barclays Bank PLC	$4,691	1.00	%(1)	12/20/18	$129,205	$(43,163)	$86,042
Bulgaria	BNP Paribas	2,009	1.00	(1)	6/20/18	42,308	(7,815)	34,493
Bulgaria	BNP Paribas	3,100	1.00	(1)	9/20/18	75,454	(21,355)	54,099
Bulgaria	BNP Paribas	2,100	1.00	(1)	9/20/18	51,114	(16,591)	34,523
Bulgaria	BNP Paribas	2,160	1.00	(1)	12/20/18	59,493	(17,438)	42,055
Bulgaria	Goldman Sachs International	3,220	1.00	(1)	9/20/18	78,375	(19,948)	58,427
Bulgaria	Goldman Sachs International	4,000	1.00	(1)	12/20/18	110,173	(35,960)	74,213
Bulgaria	Goldman Sachs International	2,000	1.00	(1)	12/20/18	55,087	(18,335)	36,752
China	Bank of America, N.A.	6,100	1.00	(1)	3/20/17	(87,754)	(77,639)	(165,393)
China	Barclays Bank PLC	10,076	1.00	(1)	3/20/17	(144,952)	(116,705)	(261,657)
China	Deutsche Bank AG	3,700	1.00	(1)	3/20/17	(53,228)	(40,728)	(93,956)
China	Deutsche Bank AG	4,300	1.00	(1)	3/20/17	(61,859)	(47,333)	(109,192)
China	JPMorgan Chase Bank, N.A.	10,200	1.00	(1)	3/20/18	(158,201)	98,742	(59,459)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	56,227	(77,693)	(21,466)
Croatia	BNP Paribas	3,960	1.00	(1)	6/20/18	152,828	(213,073)	(60,245)
Croatia	BNP Paribas	3,250	1.00	(1)	3/20/20	261,209	(275,890)	(14,681)
Croatia	BNP Paribas	6,750	1.00	(1)	3/20/20	542,512	(572,212)	(29,700)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	42,170	(57,573)	(15,403)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	140,566	(196,351)	(55,785)
Croatia	Citibank, N.A.	1,913	1.00	(1)	3/20/18	62,980	(110,515)	(47,535)
Croatia	Citibank, N.A.	930	1.00	(1)	6/20/18	35,891	(50,907)	(15,016)
Croatia	Citibank, N.A.	1,270	1.00	(1)	6/20/18	49,013	(80,944)	(31,931)
Croatia	Citibank, N.A.	5,580	1.00	(1)	6/20/18	215,349	(351,155)	(135,806)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	56,226	(76,967)	(20,741)
Croatia	Goldman Sachs International	3,000	1.00	(1)	3/20/19	164,622	(179,147)	(14,525)
Croatia	Goldman Sachs International	5,440	1.00	(1)	3/20/20	437,224	(461,887)	(24,663)
Croatia	HSBC Bank USA, N.A.	2,822	1.00	(1)	3/20/18	92,907	(163,028)	(70,121)
Croatia	JPMorgan Chase Bank, N.A.	1,533	1.00	(1)	6/20/18	59,163	(97,786)	(38,623)
Croatia	Morgan Stanley & Co. International PLC	1,782	1.00	(1)	12/20/16	17,794	(47,396)	(29,602)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	38,937	(51,561)	(12,624)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	44,841	(63,495)	(18,654)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	70,282	(97,544)	(27,262)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	70,282	(99,432)	(29,150)
Croatia	Morgan Stanley & Co. International PLC	1,266	1.00	(1)	3/20/18	41,679	(73,841)	(32,162)
Croatia	Morgan Stanley & Co. International PLC	3,063	1.00	(1)	3/20/18	100,841	(160,938)	(60,097)
Croatia	Morgan Stanley & Co. International PLC	1,163	1.00	(1)	6/20/18	44,883	(77,426)	(32,543)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	6/20/18	96,482	(152,427)	(55,945)
Croatia	Morgan Stanley & Co. International PLC	2,745	1.00	(1)	6/20/18	105,938	(187,087)	(81,149)
Croatia	Nomura International PLC	6,600	1.00	(1)	3/20/18	217,285	(274,822)	(57,537)

29

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Lebanon	Deutsche Bank AG	$1,338	1.00	%(1)	3/20/18	$85,857	$(112,750)	$(26,893)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	329,183	(450,109)	(120,926)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	329,182	(450,272)	(121,090)
Lebanon	Goldman Sachs International	39,456	1.00	(1)	6/20/18	2,857,210	(3,600,050)	(742,840)
Lebanon	Goldman Sachs International	3,722	5.00	(1)	12/20/18	(224,040)	163,193	(60,847)
Lebanon	Goldman Sachs International	3,450	5.00	(1)	12/20/18	(207,668)	139,907	(67,761)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	70,365	(102,703)	(32,338)
Lebanon	JPMorgan Chase Bank, N.A.	1,300	5.00	(1)	12/20/17	(76,370)	24,370	(52,000)
Mexico	Bank of America, N.A.	1,900	1.00	(1)	6/20/22	65,932	(90,822)	(24,890)
Mexico	Barclays Bank PLC	1,000	1.00	(1)	6/20/22	34,701	(56,969)	(22,268)
Mexico	Barclays Bank PLC	12,800	1.00	(1)	6/20/23	565,685	(377,707)	187,978
Mexico	Citibank, N.A.	1,250	1.00	(1)	6/20/22	43,376	(61,355)	(17,979)
Mexico	Deutsche Bank AG	10,000	1.00	(1)	6/20/23	441,941	(267,097)	174,844
Philippines	Bank of America, N.A.	1,400	1.00	(1)	12/20/15	(12,075)	(3,449)	(15,524)
Philippines	Bank of America, N.A.	2,000	1.00	(1)	12/20/15	(17,249)	(4,620)	(21,869)
Philippines	Barclays Bank PLC	2,400	1.00	(1)	12/20/15	(20,699)	(8,417)	(29,116)
Philippines	Barclays Bank PLC	1,000	1.00	(1)	3/20/16	(10,614)	(4,527)	(15,141)
Philippines	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(14,859)	(4,520)	(19,379)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(16,982)	(4,007)	(20,989)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(16,982)	(5,984)	(22,966)
Philippines	Barclays Bank PLC	2,100	1.00	(1)	3/20/16	(22,289)	(7,388)	(29,677)
Philippines	Barclays Bank PLC	2,500	1.00	(1)	3/20/16	(26,534)	(11,116)	(37,650)
Philippines	Citibank, N.A.	6,600	1.00	(1)	9/20/15	(43,764)	(23,063)	(66,827)
Philippines	Citibank, N.A.	2,000	1.00	(1)	3/20/16	(21,228)	(7,267)	(28,495)
Philippines	Credit Suisse International	8,100	1.00	(1)	12/20/16	(115,424)	(84,365)	(199,789)
Philippines	Deutsche Bank AG	1,000	1.00	(1)	12/20/15	(8,625)	(2,638)	(11,263)
Philippines	Deutsche Bank AG	1,300	1.00	(1)	12/20/15	(11,213)	(3,208)	(14,421)
Philippines	Deutsche Bank AG	2,300	1.00	(1)	12/20/15	(19,837)	(6,045)	(25,882)
Philippines	Goldman Sachs International	2,000	1.00	(1)	3/20/16	(21,228)	(7,476)	(28,704)
Philippines	Standard Chartered Bank	1,000	1.00	(1)	12/20/15	(8,625)	(2,206)	(10,831)
Philippines	Standard Chartered Bank	2,600	1.00	(1)	3/20/16	(27,596)	(10,268)	(37,864)
Poland	Bank of America, N.A.	6,200	1.00	(1)	9/20/19	(124,644)	96,452	(28,192)
Poland	Barclays Bank PLC	6,320	1.00	(1)	9/20/18	(136,379)	110,082	(26,297)
Poland	Barclays Bank PLC	3,164	1.00	(1)	9/20/19	(63,609)	52,066	(11,543)
Poland	Citibank, N.A.	693	1.00	(1)	9/20/19	(13,932)	11,114	(2,818)
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(6,806)	11,923	5,117
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(6,806)	11,232	4,426
Qatar	Barclays Bank PLC	9,791	1.00	(1)	12/20/18	(136,808)	124,668	(12,140)
Qatar	Barclays Bank PLC	1,200	1.00	(1)	3/20/19	(16,408)	15,302	(1,106)
Qatar	Barclays Bank PLC	2,130	1.00	(1)	9/20/22	14,032	19,012	33,044
Qatar	Barclays Bank PLC	7,680	1.00	(1)	9/20/23	95,763	5,719	101,482
Qatar	Barclays Bank PLC	3,600	1.00	(1)	9/20/23	44,888	15,024	59,912
Qatar	BNP Paribas	539	1.00	(1)	6/20/19	(6,793)	8,411	1,618
Qatar	Citibank, N.A.	2,020	1.00	(1)	6/20/19	(25,460)	41,260	15,800
Qatar	Deutsche Bank AG	1,740	1.00	(1)	6/20/19	(21,930)	25,592	3,662
Qatar	Deutsche Bank AG	539	1.00	(1)	6/20/19	(6,794)	7,928	1,134
Qatar	Goldman Sachs International	1,660	1.00	(1)	3/20/19	(22,697)	24,508	1,811
Qatar	Goldman Sachs International	3,330	1.00	(1)	3/20/19	(45,530)	41,384	(4,146)
Qatar	Goldman Sachs International	2,100	1.00	(1)	12/20/23	29,176	(6,376)	22,800
Qatar	Goldman Sachs International	1,730	1.00	(1)	9/20/24	31,301	1,427	32,728
Qatar	JPMorgan Chase Bank, N.A.	580	1.00	(1)	3/20/19	(7,931)	8,082	151
Qatar	JPMorgan Chase Bank, N.A.	510	1.00	(1)	6/20/19	(6,428)	11,276	4,848
Qatar	JPMorgan Chase Bank, N.A.	1,032	1.00	(1)	6/20/19	(13,007)	16,974	3,967
Qatar	JPMorgan Chase Bank, N.A.	1,520	1.00	(1)	6/20/19	(19,158)	21,703	2,545
Qatar	Nomura International PLC	620	1.00	(1)	3/20/19	(8,477)	7,899	(578)
Qatar	Nomura International PLC	1,540	1.00	(1)	3/20/19	(21,056)	20,240	(816)
Qatar	Nomura International PLC	5,380	1.00	(1)	9/20/24	97,341	17,767	115,108
Qatar	UBS AG	5,500	1.00	(1)	12/20/23	76,412	(16,921)	59,491

30

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Russia	Barclays Bank PLC	$4,800	1.00	%(1)	9/20/22	$1,369,153	$(510,717)	$858,436
Russia	Citibank, N.A.	25,456	1.00	(1)	9/20/22	7,261,073	(1,630,605)	5,630,468
Russia	Deutsche Bank AG	15,333	1.00	(1)	6/20/18	2,379,698	(186,065)	2,193,633
Russia	Deutsche Bank AG	7,570	1.00	(1)	6/20/18	1,174,872	(90,742)	1,084,130
Russia	JPMorgan Chase Bank, N.A.	9,158	1.00	(1)	6/20/18	1,421,331	(108,508)	1,312,823
Russia	JPMorgan Chase Bank, N.A.	6,210	1.00	(1)	6/20/18	963,799	(75,526)	888,273
Russia	JPMorgan Chase Bank, N.A.	7,400	1.00	(1)	9/20/22	2,110,777	(475,281)	1,635,496
South Africa	Bank of America, N.A.	3,190	1.00	(1)	12/20/20	210,863	(79,318)	131,545
South Africa	Bank of America, N.A.	890	1.00	(1)	12/20/20	58,830	(20,175)	38,655
South Africa	Bank of America, N.A.	26,320	1.00	(1)	9/20/22	2,544,041	(1,576,636)	967,405
South Africa	Bank of America, N.A.	14,640	1.00	(1)	9/20/22	1,415,074	(791,863)	623,211
South Africa	Bank of America, N.A.	5,000	1.00	(1)	9/20/22	483,291	(285,970)	197,321
South Africa	Bank of America, N.A.	7,500	1.00	(1)	9/20/22	724,936	(565,265)	159,671
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/20	253,167	(91,680)	161,487
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/20	150,710	(51,492)	99,218
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	299,641	(200,608)	99,033
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	299,640	(206,114)	93,526
South Africa	Citibank, N.A.	4,800	1.00	(1)	9/20/20	294,994	(177,344)	117,650
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/20	316,294	(121,190)	195,104
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/20	132,202	(50,070)	82,132
South Africa	Credit Suisse International	890	1.00	(1)	12/20/20	58,830	(21,450)	37,380
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/21	571,999	(219,639)	352,360
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/21	635,554	(286,031)	349,523
South Africa	Credit Suisse International	20,000	1.00	(1)	12/20/21	1,679,142	(1,285,612)	393,530
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	357,635	(289,564)	68,071
South Africa	Deutsche Bank AG	5,700	1.00	(1)	9/20/22	550,951	(426,954)	123,997
South Africa	Deutsche Bank AG	4,860	1.00	(1)	9/20/22	469,759	(365,602)	104,157
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	1,449,871	(1,129,027)	320,844
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	296,741	(223,815)	72,926
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/22	266,669	(202,678)	63,991
South Africa	HSBC Bank USA, N.A.	7,120	1.00	(1)	12/20/22	717,298	(496,815)	220,483
South Africa	HSBC Bank USA, N.A.	2,500	1.00	(1)	12/20/22	251,860	(183,825)	68,035
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/22	96,658	(59,176)	37,482
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/22	762,734	(570,519)	192,215
Spain	Bank of America, N.A.	2,400	1.00	(1)	9/20/20	(22,419)	(150,630)	(173,049)
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	(22,614)	(133,125)	(155,739)
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	(8,859)	(65,888)	(74,747)
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	(31,410)	(237,999)	(269,409)
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	(25,773)	(280,082)	(305,855)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(27,352)	(315,377)	(342,729)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(27,352)	(355,246)	(382,598)
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	(9,527)	(708,589)	(718,116)
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	(14,951)	(209,349)	(224,300)
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	(27,351)	(344,347)	(371,698)
Spain	Deutsche Bank AG	3,500	1.00	(1)	12/20/20	(28,188)	(244,956)	(273,144)
Spain	Deutsche Bank AG	10,730	1.00	(1)	6/20/22	796	(2,196,189)	(2,195,393)

31

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Thailand	Bank of America, N.A.	$1,000	1.00	%(1)	3/20/16	$(9,330)	$(1,050)	$(10,380)
Thailand	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(13,062)	(2,185)	(15,247)
Thailand	Barclays Bank PLC	3,000	1.00	(1)	3/20/16	(27,989)	(632)	(28,621)
Thailand	Citibank, N.A.	7,900	1.00	(1)	12/20/16	(95,755)	(117,852)	(213,607)
Thailand	Citibank, N.A.	6,900	1.00	(1)	3/20/18	(89,064)	2,060	(87,004)
Thailand	Goldman Sachs International	4,100	1.00	(1)	3/20/16	(38,252)	(7,734)	(45,986)
Thailand	Standard Chartered Bank	3,300	1.00	(1)	9/20/15	(20,110)	(5,453)	(25,563)
Tunisia	Barclays Bank PLC	1,970	1.00	(1)	9/20/17	56,407	(93,083)	(36,676)
Tunisia	Deutsche Bank AG	2,150	1.00	(1)	6/20/17	51,409	(85,625)	(34,216)
Tunisia	Deutsche Bank AG	3,800	1.00	(1)	6/20/17	90,863	(143,376)	(52,513)
Tunisia	Goldman Sachs International	2,100	1.00	(1)	9/20/17	60,129	(89,753)	(29,624)
Tunisia	Goldman Sachs International	2,250	1.00	(1)	9/20/17	64,424	(101,217)	(36,793)
Tunisia	Goldman Sachs International	2,100	1.00	(1)	9/20/17	60,129	(99,378)	(39,249)
Tunisia	JPMorgan Chase Bank, N.A.	4,520	1.00	(1)	9/20/17	129,422	(219,261)	(89,839)
Tunisia	Morgan Stanley & Co. International PLC	500	1.00	(1)	6/20/17	11,956	(19,899)	(7,943)
Tunisia	Nomura International PLC	3,400	1.00	(1)	12/20/17	113,057	(200,675)	(87,618)

						$39,000,458	$(28,837,311)	$10,163,147

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $374,414,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Depreciation
Citibank, N.A.	LKR	550,020	Total Return on Sri Lanka Government Bond, 6.20% due 6/15/15	3-month USD- LIBOR-BBA +100 bp on $4,210,935 (Notional Amount) plus Notional Amount at termination date	6/17/15	$(84,216)
JPMorgan Chase Bank, N.A.	PLN	52,765	Negative Return on WIG20 Index	Positive Return on WIG20 Index	3/20/15	(289,884)

						$(374,100)

LKR	-	Sri Lankan Rupee

PLN	-	Polish Zloty

32

Cross-Currency Swaps

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Bank of America, N.A.	CLF	300	CLP	7,368,317	6-month Sinacofi Chile Interbank Rate	1.10%	12/4/19	$86,626
Bank of America, N.A.	CLF	195	CLP	4,791,399	6-month Sinacofi Chile Interbank Rate	1.15	12/9/19	62,251
Bank of America, N.A.	CLF	97	CLP	2,396,660	6-month Sinacofi Chile Interbank Rate	1.23	12/9/19	47,089
Deutsche Bank AG	CLF	524	CLP	12,606,276	6-month Sinacofi Chile Interbank Rate	1.00	8/7/18	393,646
Deutsche Bank AG	CLF	546	CLP	13,131,955	6-month Sinacofi Chile Interbank Rate	0.95	8/8/18	368,488
Goldman Sachs International	CLF	117	CLP	2,830,476	6-month Sinacofi Chile Interbank Rate	1.17	10/20/19	101,016
Goldman Sachs International	CLF	170	CLP	4,082,748	6-month Sinacofi Chile Interbank Rate	1.21	10/29/19	146,021
Goldman Sachs International	CLF	56	CLP	1,362,128	6-month Sinacofi Chile Interbank Rate	1.21	10/30/19	48,244
Goldman Sachs International	CLF	56	CLP	1,364,230	6-month Sinacofi Chile Interbank Rate	1.21	11/5/19	45,484
Goldman Sachs International	CLF	168	CLP	4,093,743	6-month Sinacofi Chile Interbank Rate	1.21	11/6/19	135,071
Goldman Sachs International	CLF	112	CLP	2,729,864	6-month Sinacofi Chile Interbank Rate	1.21	11/7/19	91,297
Goldman Sachs International	CLF	224	CLP	5,459,728	6-month Sinacofi Chile Interbank Rate	1.23	11/7/19	186,917
Goldman Sachs International	CLF	112	CLP	2,734,894	6-month Sinacofi Chile Interbank Rate	1.26	11/13/19	93,125
Goldman Sachs International	CLF	173	CLP	4,221,911	6-month Sinacofi Chile Interbank Rate	1.29	11/17/19	145,875
Goldman Sachs International	CLF	58	CLP	1,427,744	6-month Sinacofi Chile Interbank Rate	1.17	11/20/19	33,837
Goldman Sachs International	CLF	117	CLP	2,856,410	6-month Sinacofi Chile Interbank Rate	1.11	11/21/19	52,873
Goldman Sachs International	CLF	173	CLP	4,233,127	6-month Sinacofi Chile Interbank Rate	1.03	11/25/19	43,924
Goldman Sachs International	CLF	117	CLP	2,861,151	6-month Sinacofi Chile Interbank Rate	1.01	11/26/19	23,881
Goldman Sachs International	CLF	233	CLP	5,735,629	6-month Sinacofi Chile Interbank Rate	1.09	12/3/19	63,310
Goldman Sachs International	CLF	289	CLP	7,128,831	6-month Sinacofi Chile Interbank Rate	1.17	12/9/19	106,574
Goldman Sachs International	CLF	124	CLP	3,060,484	6-month Sinacofi Chile Interbank Rate	1.29	12/15/19	75,704

								$2,351,253

33

Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)*		Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)*	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Bank of America, N.A.	TRY	700	$394	3-month USD- LIBOR-BBA	6.97%	8/18/21	$109,365
Citibank, N.A.	TRY	10,951	7,200	3-month USD- LIBOR-BBA	8.23	9/3/20	2,458,268
Citibank, N.A.	TRY	7,310	3,999	3-month USD- LIBOR-BBA	6.45	1/6/21	1,176,731
Citibank, N.A.	TRY	5,133	3,216	3-month USD- LIBOR-BBA	8.23	2/25/21	888,056
Citibank, N.A.	TRY	5,600	3,094	3-month USD- LIBOR-BBA	6.26	10/18/21	938,971
Credit Suisse International	TRY	10,104	5,676	3-month USD- LIBOR-BBA	6.90	8/18/21	1,589,870
Deutsche Bank AG	TRY	14,469	7,920	3-month USD- LIBOR-BBA	6.45	1/6/21	2,334,353
Deutsche Bank AG	TRY	18,837	11,832	3-month USD- LIBOR-BBA	8.20	2/24/21	3,299,914
HSBC Bank USA, N.A.	TRY	16,212	8,470	3-month USD- LIBOR-BBA	7.85	2/23/22	1,270,317
JPMorgan Chase Bank, N.A.	TRY	29,548	15,430	3-month USD- LIBOR-BBA	7.86	7/21/21	2,736,455

							$16,802,300

Counterparty	Notional Amount on Floating Rate (Currency Received) (000’s omitted)*	Notional Amount on Fixed Rate (Currency Delivered) (000’s omitted)*		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
JPMorgan Chase Bank, N.A.	$15,551	TRY	33,123	3-month USD- LIBOR-BBA	10.76%	4/8/16	$(144,942)

							$(144,942)

							Net Unrealized Appreciation (Depreciation)
							$19,008,611

CLF	-	Chilean Unidad de Fomento

CLP	-	Chilean Peso

TRY	-	New Turkish Lira

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the fiscal year to date ended January 31, 2015 was as follows:

	Number of Contracts	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)
Outstanding, beginning of period	690	AUD	—	CAD	—	CNH	1,199,480
Options written	154		74,055		70,936		—

Outstanding, end of period	844	AUD	74,055	CAD	70,936	CNH	1,199,480

34

Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received
EUR	93,714	GBP	34,275	JPY	9,945,495	$15,864,773
	84,380		—		3,655,410	16,881,155

EUR	178,094	GBP	34,275	JPY	13,600,905	$32,745,928

AUD	-	Australian Dollar

CAD	-	Canadian Dollar

CNH	-	Yuan Renminbi Offshore

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

At January 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts, equity index options and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Assets Derivative	Liability Derivative
Commodity	Forward Commodity Contracts	$—	$(936,818)
Commodity	Futures Contracts*	8,181,283	—

		$8,181,283	$(936,818)

Credit	Credit Default Swaps	$41,862,038	$(11,080,621)

		$41,862,038	$(11,080,621)

Equity Price	Futures Contracts*	$—	$(1,334,294)
Equity Price	Options Purchased	4,617,665	—
Equity Price	Options Written	—	(3,298,506)
Equity Price	Total Return Swaps	—	(289,884)

		$4,617,665	$(4,922,684)

Foreign Exchange	Currency Options Purchased	$77,801,470	$—
Foreign Exchange	Currency Options Written	—	(61,717,489)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	104,052,883	(39,704,234)
Foreign Exchange	Total Return Swaps	—	(84,216)

		$181,854,353	$(101,505,939)

35

		Fair Value
Risk	Derivative	Assets Derivative	Liability Derivative
Interest Rate	Cross-Currency Swaps	$19,153,553	$(144,942)
Interest Rate	Futures Contracts*	—	(12,855,181)
Interest Rate	Interest Rate Swaps	11,784,764	(6,965,886)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	5,387,209	(6,195,502)
Interest Rate	Non-deliverable Bond Forward Contracts	2,002,046	—

		$38,327,572	$(26,161,511)

		$274,842,911	$(144,607,573)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of January 31, 2015 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	6/25/14	On Demand	(1.85)%	$1,411,273	$1,411,273
Barclays Bank PLC	9/8/14	On Demand	(1.85)	1,833,732	1,833,732
Barclays Bank PLC	1/7/15	On Demand	(0.33)	10,296,437	10,296,437
Citibank, N.A.	12/11/14	On Demand	(1.00)	955,196	955,196
Citibank, N.A.	12/16/14	On Demand	(1.00)	851,959	851,959
Citibank, N.A.	12/17/14	On Demand	(1.00)	3,492,200	3,492,200
JPMorgan Chase Bank, N.A.	1/8/15	On Demand	(3.00)	13,731,960	13,731,960
JPMorgan Chase Bank, N.A.	1/22/15	On Demand	(0.75)	1,123,808	1,123,808
JPMorgan Chase Bank, N.A.	1/22/15	On Demand	(2.00)	10,304,399	10,304,399
JPMorgan Chase Bank, N.A.	1/28/15	On Demand	(1.50)	10,639,499	10,639,499

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2015. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,667,793,993

Gross unrealized appreciation	$84,968,901
Gross unrealized depreciation	(127,159,661)

Net unrealized depreciation	$(42,190,760)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

36

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$1,146,130,199	$—	$1,146,130,199
Foreign Corporate Bonds	—	73,444,995	—	73,444,995
Sovereign Loans (Less Unfunded Loan Commitments)	—	—	2,321,515	2,321,515
Collateralized Mortgage Obligations	—	16,267,617	—	16,267,617
Common Stocks	6,411,302	21,104,967 *	—	27,516,269
Investment Funds	—	8,569,215	—	8,569,215
Rights	704,598	—	—	704,598
Currency Put Options Purchased	—	77,801,470	—	77,801,470
Call Options Purchased	—	4,351,256	—	4,351,256
Put Options Purchased	—	266,409	—	266,409
Short-Term Investments -
Foreign Government Securities	—	170,166,674	—	170,166,674
U.S. Treasury Obligations	—	20,999,862	—	20,999,862
Repurchase Agreements	—	5,387,127	—	5,387,127
Other	—	59,005,843	—	59,005,843
Total Investments	$7,115,900	$1,603,495,634	$2,321,515	$1,612,933,049
Forward Foreign Currency Exchange Contracts	$—	$104,052,883	$—	$104,052,883
Non-deliverable Bond Forward Contracts	—	2,002,046	—	2,002,046
Futures Contracts	8,181,283	—	—	8,181,283
Swap Contracts	—	78,187,564	—	78,187,564
Total	$15,297,183	$1,787,738,127	$2,321,515	$1,805,356,825

Liability Description
Currency Put Options Written	$—	$(61,717,489)	$—	$(61,717,489)
Call Options Written	—	(3,032,097)	—	(3,032,097)
Put Options Written	—	(266,409)	—	(266,409)
Securities Sold Short	—	(5,289,529)	—	(5,289,529)
Forward Commodity Contracts	—	(936,818)	—	(936,818)
Forward Foreign Currency Exchange Contracts	—	(39,704,234)	—	(39,704,234)
Futures Contracts	(12,855,181)	(1,334,294)	—	(14,189,475)
Swap Contracts	—	(24,761,051)	—	(24,761,051)
Total	$(12,855,181)	$(137,041,921)	$—	$(149,897,102)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

37

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2015 is not presented. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Derivatives. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates.

Forward Foreign Currency Exchange, Non-Deliverable Bond and Forward Commodity Contracts. The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

38

Eaton Vance

Global Macro Capital Opportunities Fund

January 31, 2015 (Unaudited)

Eaton Vance Global Macro Capital Opportunities Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Capital Opportunities Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2015, the value of the Fund’s investment in the Portfolio was $98,130,020 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below. The Fund commenced operations on November 3, 2014.

Global Macro Capital Opportunities Portfolio

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 61.5%

Security	Shares	Value
Argentina — 1.5%
Banco Macro SA, Class B ADR	8,500	$328,440
BBVA Banco Frances SA ADR	10,000	141,500
Cresud SA ADR(1)	5,100	52,530
Empresa Distribuidora Y Comercializadora Norte SA ADR(1)	3,700	37,000
Grupo Financiero Galicia SA, Class B ADR	18,800	307,568
IRSA Inversiones y Representaciones SA ADR	3,400	52,496
Pampa Energia SA ADR(1)	6,600	71,280
Telecom Argentina SA ADR	20,700	394,542
Transportadora de Gas del Sur SA ADR	12,500	39,125

		$1,424,481

Botswana — 1.5%
Barclays Bank of Botswana, Ltd.	343,800	$132,092
Botswana Insurance Holdings, Ltd.	259,400	315,114
Engen Botswana, Ltd.	177,211	175,995
First National Bank of Botswana, Ltd.	710,000	267,172
Letshego Holdings, Ltd.	1,188,500	304,444
Sechaba Breweries, Ltd.	84,100	246,834

		$1,441,651

Brazil — 7.5%
AMBEV SA	125,300	$823,270
Banco Bradesco SA	17,900	223,479
Banco Bradesco SA, PFC Shares	57,900	727,836
Banco do Brasil SA	24,500	188,641
Banco Santander Brasil SA	12,700	58,927
BB Seguridade Participacoes SA	19,000	208,180
BM&F Bovespa SA	48,700	165,162
BR Malls Participacoes SA	12,800	72,652
BRF-Brasil Foods SA	7,925	190,147
CETIP SA - Mercados Organizados	6,200	79,601
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	4,000	132,824
Cia de Concessoes Rodoviarias SA (CCR)	25,300	144,073
Cia de Saneamento Basico do Estado de Sao Paulo	10,800	53,532
Cia Energetica de Minas Gerais SA, PFC Shares	20,700	91,880
Cia Energetica de Sao Paulo, Class B, PFC Shares	5,900	51,804
Cia Paranaense de Energia-Copel, PFC Shares	3,300	38,371
Cia Siderurgica Nacional SA	22,600	35,038
Cielo SA	19,000	283,239
Cosan SA Industria e Comercio	4,000	36,568
CPFL Energia SA	7,500	47,070
Embraer SA	18,800	166,333
Estacio Participacoes SA	9,500	59,091
Fibria Celulose SA(1)	7,200	86,671
Gerdau SA, PFC Shares	25,300	85,897
Hypermarcas SA(1)	10,600	72,016
Itau Unibanco Holding SA, PFC Shares	75,000	919,594
Itausa-Investimentos Itau SA, PFC Shares	90,000	306,569
JBS SA	23,600	100,618
Klabin SA	13,500	68,877
Kroton Educacional SA	39,800	182,443
Localiza Rent a Car SA	4,600	59,830
Lojas Americanas SA, PFC Shares	14,000	81,133

1

Security	Shares	Value
Lojas Renner SA	3,700	$97,214
M Dias Branco SA	1,200	37,030
Multiplan Empreendimentos Imobiliarios SA	2,700	48,491
Natura Cosmeticos SA	5,300	61,923
Petroleo Brasileiro SA	20,000	59,927
Petroleo Brasileiro SA, PFC Shares	27,950	85,207
Porto Seguro SA	3,700	37,369
Qualicorp SA(1)	6,200	61,347
Raia Drogasil SA	6,300	60,693
Souza Cruz SA	11,400	95,551
Suzano Papel e Celulose SA, PFC Shares	10,800	43,751
Telefonica Brasil SA, PFC Shares	8,500	157,757
Tim Participacoes SA	24,600	108,549
Totvs SA	4,100	51,295
Tractebel Energia SA	5,000	58,027
Ultrapar Participacoes SA	10,100	199,497
Vale SA	8,725	60,513
Vale SA, PFC Shares	12,850	79,257
Weg SA	8,300	98,984

		$7,343,748

Canada — 0.2%
Rio Alto Mining, Ltd.(1)	52,600	$150,962

		$150,962

China — 7.7%
58.com, Inc. ADR(1)	500	$19,235
AAC Technologies Holdings, Inc.	11,000	70,298
Agricultural Bank of China, Ltd., Class H	217,000	106,243
Anhui Conch Cement Co., Ltd., Class H	17,000	57,018
Autohome, Inc. ADR(1)	700	24,934
Bank of China, Ltd., Class H	630,000	350,892
Bank of Communications, Ltd., Class H	88,000	73,877
Beijing Enterprises Holdings, Ltd.	7,500	56,969
Belle International Holdings, Ltd.	65,000	73,408
Bitauto Holdings, Ltd. ADR(1)	300	17,946
Brilliance China Automotive Holdings, Ltd.	40,000	73,472
BYD Co., Ltd., Class H	11,500	41,692
China CITIC Bank Corp., Ltd., Class H	90,000	66,670
China Communications Construction Co., Ltd., Class H	54,000	58,526
China Construction Bank Corp., Class H	577,000	462,619
China Everbright International, Ltd.	37,000	54,400
China Gas Holdings, Ltd.	30,000	46,520
China Life Insurance Co., Ltd., Class H	57,000	221,241
China Mengniu Dairy Co., Ltd.	19,000	86,819
China Merchants Bank Co., Ltd., Class H	42,000	93,852
China Merchants Holdings (International) Co., Ltd.	16,000	58,592
China Minsheng Banking Corp., Ltd., Class H	63,500	76,999
China Mobile, Ltd.	51,000	665,923
China Oilfield Services, Ltd., Class H	34,000	56,101
China Overseas Land & Investment, Ltd.	40,000	116,110
China Pacific Insurance (Group) Co., Ltd., Class H	23,400	112,455
China Petroleum & Chemical Corp., Class H	244,000	193,692
China Resources Land, Ltd.	31,777	81,375
China Resources Power Holdings Co., Ltd.	26,000	73,132
China Shenhua Energy Co., Ltd., Class H	34,000	93,331
China Telecom Corp., Ltd., Class H	162,000	95,804
China Unicom (Hong Kong), Ltd.	58,000	86,814
CITIC, Ltd.	32,000	54,997
CNOOC, Ltd.	188,000	249,940
Ctrip.com International, Ltd. ADR(1)	1,800	85,599
Dongfeng Motor Group Co., Ltd., Class H	40,000	57,952

2

Security	Shares	Value
GCL-Poly Energy Holdings, Ltd.(1)	200,000	$43,686
Great Wall Motor Co., Ltd., Class H	11,500	65,641
Guangdong Investment, Ltd.	40,000	53,487
Hengan International Group Co., Ltd.	8,500	100,896
Huaneng Power International, Inc., Class H	46,000	64,035
Industrial & Commercial Bank of China, Ltd., Class H	597,000	426,500
JD.com, Inc. ADR(1)	8,700	216,108
Jumei International Holding, Ltd. ADR(1)	1,600	20,752
Kunlun Energy Co., Ltd.	58,000	60,390
Lenovo Group, Ltd.	74,000	95,662
NetEase.com, Inc. ADR	700	76,475
New Oriental Education & Technology Group, Inc. ADR(1)	1,600	29,264
PetroChina Co., Ltd., Class H	218,000	236,162
PICC Property & Casualty Co., Ltd., Class H	36,000	70,212
Ping An Insurance (Group) Co. of China, Ltd., Class H	17,000	179,855
Qihoo 360 Technology Co., Ltd. ADR(1)	1,000	58,520
Sihuan Pharmaceutical Holdings Group, Ltd.	75,000	48,282
SINA Corp.(1)	800	28,976
Sinopharm Group Co., Ltd., Class H	15,600	57,001
SouFun Holdings, Ltd. ADR	2,800	17,108
Tencent Holdings, Ltd.	67,900	1,144,371
Tingyi (Cayman Islands) Holding Corp.	28,000	69,039
Vipshop Holdings, Ltd. ADR(1)	2,800	62,692
Want Want China Holdings, Ltd.	67,000	80,061
Youku Tudou, Inc. ADR(1)	1,600	26,816
YY, Inc. ADR(1)	400	28,792

		$7,576,230

Egypt — 3.4%
Commercial International Bank	213,900	$1,549,372
Egypt Kuwait Holding Co.(1)	146,766	105,377
Egyptian Financial Group-Hermes Holding Co.(1)	41,300	96,052
El Sewedy Cables Holding Co.(1)	32,200	217,048
Ezz Steel(1)	34,300	68,520
Ghabbour Auto(1)	24,200	115,166
Global Telecom Holding SAE(1)	447,200	270,286
Juhayna Food Industries(1)	61,500	85,811
Medinet Nasr for Housing(1)	11,500	52,753
Oriental Weavers Co.	37,000	67,429
Palm Hills Developments SAE(1)	99,400	58,218
Pioneers Holding(1)	42,800	73,349
Sidi Kerir Petrochemicals Co.	71,800	143,922
Talaat Moustafa Group	300,500	454,777

		$3,358,080

Georgia — 1.2%
Bank of Georgia Holdings PLC	22,600	$689,951
TBC Bank JSC GDR(1)(2)	38,200	500,222

		$1,190,173

Hong Kong — 0.1%
ENN Energy Holdings, Ltd.	10,000	$58,920

		$58,920

Jordan — 1.0%
Al Eqbal Co. for Investment PLC	6,091	$105,375
Arab Pesticides & Veterinary Drugs Manufacturing Co.	48,085	142,140
Bank of Jordan	24,153	93,755
Cairo Amman Bank	28,147	123,074
Jordan Petroleum Refinery	37,370	234,298
Jordan Phosphate Mines(1)	12,013	110,202
Jordanian Electric Power Co.(1)	30,000	122,776
United Cable Industries Co.(1)	86,908	72,340

		$1,003,960

3

Security	Shares	Value
Kazakhstan — 2.8%
Halyk Savings Bank of Kazakhstan JSC GDR(2)	68,300	$417,996
KAZ Minerals PLC(1)	48,000	144,689
KazMunaiGas Exploration Production GDR(2)	159,909	1,842,793
Kcell JSC GDR(2)	45,200	341,657

		$2,747,135

Kenya — 1.2%
Co-operative Bank of Kenya, Ltd. (The)	334,833	$70,931
East African Breweries, Ltd.	33,604	115,512
Equity Group Holdings, Ltd.	522,800	311,257
Kenya Airways, Ltd.(1)	383,378	46,214
Kenya Commercial Bank, Ltd.	359,000	229,661
Kenya Electricity Generating Co., Ltd.	637,525	65,929
Kenya Power & Lighting, Ltd.	313,400	51,700
Safaricom, Ltd.	1,648,917	256,776

		$1,147,980

Latvia — 0.7%
Grindeks(1)	18,290	$141,715
Olainfarm(1)	61,700	445,378
SAF Tehnika	28,900	64,844

		$651,937

Mauritius — 1.1%
Alteo, Ltd.	52,987	$50,270
ENL Land, Ltd.	38,911	57,385
Gamma Civic, Ltd.	54,086	73,038
Harel Mallac & Co., Ltd.	31,500	105,643
MCB Group, Ltd.	18,408	111,933
New Mauritius Hotels, Ltd.	82,230	181,230
Omnicane, Ltd.	15,009	36,603
Rogers & Co., Ltd.	187,150	166,593
SBM Holdings, Ltd.	5,094,606	159,103
Terra Mauricia, Ltd.	90,156	85,622
Vivo Energy Mauritius, Ltd.	23,359	99,807

		$1,127,227

Mexico — 0.5%
Alfa SAB de CV, Series A	17,000	$31,030
America Movil SAB de CV ADR, Series L	3,300	70,587
Cemex SAB de CV ADR(1)	5,100	45,339
Fibra Uno Administracion SA de CV	12,900	38,899
Fomento Economico Mexicano SAB de CV ADR(1)	800	66,848
Grupo Financiero Banorte SAB de CV, Class O	11,300	57,542
Grupo Financiero Inbursa SAB de CV, Class O	15,400	39,811
Grupo Mexico SAB de CV, Series B	17,300	45,612
Grupo Televisa SA ADR	1,800	58,698
Wal-Mart de Mexico SAB de CV, Series V	24,800	47,831

		$502,197

Norway — 0.4%
DNO ASA(1)	180,500	$397,691

		$397,691

Peru — 2.7%
Cia de Minas Buenaventura SA ADR	32,772	$374,256
Credicorp, Ltd.	10,434	1,503,748
Ferreycorp SAA	158,900	77,816
Southern Copper Corp.	25,800	703,824

		$2,659,644

4

Security	Shares	Value
Philippines — 0.5%
Aboitiz Equity Ventures, Inc.	41,400	$53,037
ABS-CBN Holdings Corp. PDR	87,100	98,453
Alliance Global Group, Inc.	85,700	48,435
Bank of the Philippine Islands	6,149	13,772
BDO Unibank, Inc.	6,800	17,648
Globe Telecom, Inc.	1,375	54,273
Metro Pacific Investments Corp.	202,000	23,649
Metropolitan Bank & Trust Co.	12,000	25,851
Philex Mining Corp.	282,100	54,056
Philippine Long Distance Telephone Co.	850	57,193
Universal Robina Corp.	19,000	89,140

		$535,507

Qatar — 0.3%
Ooredoo Q.S.C.	8,000	$252,532

		$252,532

Romania — 2.3%
Banca Transilvania(1)	1,432,700	$765,547
BRD-Group Societe Generale(1)	106,900	260,925
Electrica SA(1)	44,500	137,966
OMV Petrom SA	3,934,000	362,759
Societatea Nationala de Gaze Naturale ROMGAZ SA	42,600	373,247
Societatea Nationala Nuclearelectrica SA	45,000	90,331
Transgaz SA Medias	3,800	256,892

		$2,247,667

Serbia — 3.2%
Aerodrom Nikola Tesla AD Beograd	43,200	$379,268
Energoprojekt Holding AD Beograd	62,500	517,409
Gosa AD Montaza Velika Plana	1,378	25,276
Imlek AD	6,166	335,243
Komercijalna Banka AD Beograd(1)	18,100	373,372
Metalac AD	4,700	90,160
Naftna Industrija Srbije	216,465	1,407,889

		$3,128,617

Singapore — 1.2%
Interra Resources, Ltd.(1)	2,713,000	$329,709
Yoma Strategic Holdings, Ltd.(1)	2,239,000	892,378

		$1,222,087

South Korea — 9.7%
AMOREPACIFIC Corp.	65	$156,651
AMOREPACIFIC Group, Inc.	65	74,090
BS Financial Group, Inc.	4,900	61,936
Celltrion, Inc.(1)	1,680	62,304
CJ CheilJedang Corp.	220	70,486
CJ Corp.	400	62,803
DGB Financial Group Co., Ltd.	4,600	44,115
Dongbu Insurance Co., Ltd.	1,100	53,067
E-Mart Co., Ltd.	420	79,691
Hana Financial Group, Inc.	6,400	187,077
Hankook Tire Co., Ltd.	1,600	76,938
Honam Petrochemical Corp.	340	53,645
Hotel Shilla Co., Ltd.	930	86,293
Hynix Semiconductor, Inc.	12,400	535,625
Hyundai Development Co.	1,700	66,501
Hyundai Engineering & Construction Co., Ltd.	1,900	75,192
Hyundai Glovis Co., Ltd.	300	66,819
Hyundai Heavy Industries Co., Ltd.	770	78,903
Hyundai Mobis Co., Ltd.	1,200	271,281

5

Security	Shares	Value
Hyundai Motor Co.	2,600	$399,578
Hyundai Motor Co., PFC Shares	550	57,509
Hyundai Motor Co., Second PFC Shares	760	83,010
Hyundai Steel Co.	1,600	95,994
Hyundai Wia Corp.	380	53,016
Industrial Bank of Korea	5,900	69,309
Kangwon Land, Inc.	2,800	82,570
KB Financial Group, Inc.	7,900	265,386
KCC Corp.	130	65,408
Kia Motors Corp.	4,600	192,244
Korea Electric Power Corp.	5,000	195,495
Korea Investment Holdings Co., Ltd.	1,000	47,126
Korea Zinc Co., Ltd.	199	77,731
KT&G Corp.	2,400	175,195
LG Chem, Ltd.	900	161,857
LG Corp.	2,000	112,555
LG Display Co., Ltd.	4,300	141,290
LG Electronics, Inc.	2,300	127,422
LG Household & Health Care, Ltd.	200	125,296
LG Uplus Corp.	5,400	59,533
Lotte Shopping Co., Ltd.	270	58,432
Naver Corp.	500	324,082
NCsoft Corp.	330	60,263
ORION Corp.	70	66,796
POSCO	1,300	301,984
Samsung C&T Corp.	2,500	126,675
Samsung Electro-Mechanics Co., Ltd.	1,100	66,947
Samsung Electronics Co., Ltd.	1,700	2,110,378
Samsung Electronics Co., Ltd., PFC Shares	340	330,937
Samsung Fire & Marine Insurance Co., Ltd.	600	161,554
Samsung Heavy Industries Co., Ltd.	4,200	67,996
Samsung Life Insurance Co., Ltd.	1,100	112,985
Samsung SDI Co., Ltd.	1,100	128,360
Samsung Securities Co., Ltd.	1,400	60,406
Shinhan Financial Group Co., Ltd.	8,200	334,793
SK C&C Co., Ltd.	460	98,048
SK Holdings Co., Ltd.	560	87,310
SK Innovation Co., Ltd.	1,300	110,395
SK Telecom Co., Ltd.	230	60,275
Woongjin Coway Co., Ltd.	1,200	96,169

		$9,515,726

Sri Lanka — 2.5%
Access Engineering PLC	458,000	$90,411
Aitken Spence Hotel Holdings PLC, Class H	106,700	64,547
Aitken Spence PLC	99,000	77,426
Chevron Lubricants Lanka PLC	33,100	100,050
Commercial Bank of Ceylon PLC	507,567	645,794
Dialog Axiata PLC	2,471,500	224,208
Distilleries Co. of Sri Lanka PLC	79,500	137,031
Hatton National Bank PLC	43,300	52,281
Hatton National Bank PLC (Non Voting)	86,400	134,050
John Keells Holdings PLC	276,600	446,943
National Development Bank PLC	91,600	163,688
Sampath Bank PLC	45,900	85,078
Tokyo Cement Co. (Lanka) PLC	528,600	266,243

		$2,487,750

Taiwan — 1.8%
Advanced Semiconductor Engineering, Inc.	38,000	$47,717
Asustek Computer, Inc.	4,000	41,806
Catcher Technology Co., Ltd.	5,000	43,723

6

Security	Shares	Value
Cathay Financial Holding Co., Ltd.	44,000	$63,009
China Development Financial Holding Corp.	111,000	36,451
China Steel Corp.	66,000	55,915
Chunghwa Telecom Co., Ltd.	21,000	63,463
CTBC Financial Holding Co., Ltd.	82,000	52,017
Delta Electronics, Inc.	10,000	61,079
First Financial Holding Co., Ltd.	61,000	35,536
Formosa Chemicals & Fibre Corp.	21,000	44,937
Formosa Plastics Corp.	24,000	57,918
Fubon Financial Holding Co., Ltd.	37,000	58,630
Hon Hai Precision Industry Co., Ltd.	86,000	235,983
Largan Precision Co., Ltd.	1,000	83,158
MediaTek, Inc.	6,000	91,231
Mega Financial Holding Co., Ltd.	63,000	48,072
Nan Ya Plastics Corp.	26,000	52,240
President Chain Store Corp.	5,000	38,436
Quanta Computer, Inc.	18,000	43,866
Taiwan Cement Corp.	26,000	35,103
Taiwan Mobile Co., Ltd.	12,000	39,569
Taiwan Semiconductor Manufacturing Co., Ltd.	88,000	386,991
Uni-President Enterprises Corp.	31,000	49,396
United Microelectronics Corp.	83,000	40,192

		$1,806,438

Thailand — 0.8%
PTT Exploration & Production PCL(3)	53,050	$176,863
Toyo-Thai Corp. PCL(3)	673,500	565,045

		$741,908

United Kingdom — 0.5%
Genel Energy PLC(1)	48,400	$452,329

		$452,329

United States — 0.0%(4)
TAL International Group, Inc.(1)	300	$12,195

		$12,195

Vietnam — 5.2%
Bank for Foreign Trade of Vietnam JSC	185,715	$310,661
Bank for Investment & Development of Vietnam	109,300	89,784
Bao Viet Holdings	44,400	71,760
Everpia Vietnam JSC	3,970	5,253
FPT Corp.	69,937	155,805
Gemadept Corp.	40,700	55,883
HAGL JSC(1)	194,460	196,731
Hoa Phat Group JSC	62,237	139,329
Hoa Sen Group	11,340	22,945
Imexpharm Pharmaceutical JSC	22,770	49,640
Kinh Bac City Development Share Holding Corp.(1)	109,600	80,597
Masan Group Corp.(1)	171,400	675,322
Nam Long Investment Corp.	110,000	92,291
Ocean Group JSC(1)	17,000	4,872
PetroVietnam Drilling and Well Services JSC	173,293	466,642
PetroVietnam Fertilizer & Chemical JSC	123,550	178,997
PetroVietnam Gas JSC	83,000	299,455
PetroVietnam Technical Services JSC	294,900	371,851
Pha Lai Thermal Power JSC	97,800	117,312
Refrigeration Electrical Engineering Corp.	100,000	133,638
Saigon - Hanoi Commercial Joint Stock Bank	195,200	82,386
Saigon Securities, Inc.	105,000	129,371
Saigon Thuong Tin Commercial JSB(1)	390,400	347,742
Tan Tao Investment & Industry Corp.(1)	406,500	144,465

7

Security		Shares	Value
Traphaco JSC		18,690	$65,432
Vietnam Construction and Import-Export JSC		119,900	70,118
Vietnam Joint Stock Commercial Bank for Industry and Trade		20,700	17,484
Vingroup JSC		302,352	679,928
Vinh Son - Song Hinh Hydropower JSC		101,700	68,726

			$5,124,420

Total Common Stocks (identified cost $63,952,289)			$60,309,192

Equity-Linked Securities (5)(6) — 1.9%

Security	Maturity Date	Shares	Value
Saudi Arabia — 1.9%
Al Rajhi Bank	7/24/17	14,700	$221,433
Al Tayyar	3/22/16	2,000	73,490
Alinma Bank(1)	7/24/17	17,300	99,985
Almarai Co.	7/24/17	3,600	80,181
Bank Al-Jazira(1)	7/24/17	7,400	54,434
Banque Saudi Fransi	7/24/17	10,100	93,238
Dar Al Arkan Real Estate Development(1)	3/22/16	17,700	48,144
Etihad Etisalat Co.	7/24/17	7,500	73,522
National Industrialization Co.	7/24/17	7,000	49,627
Riyad Bank	7/24/17	18,000	83,916
Samba Financial Group	7/24/17	10,700	130,469
Saudi Arabian Fertilizer Co.	2/23/15	2,300	90,251
Saudi Arabian Mining Co.(1)	7/24/17	6,100	58,806
Saudi Basic Industries Corp.	7/24/17	10,300	236,597
Saudi Cement Co.	7/24/17	2,500	65,925
Saudi Electricity Co.	7/24/17	16,600	69,222
Saudi Industrial Investment Group	7/24/17	7,400	50,102
Saudi Kayan Petrochemical Co.(1)	7/24/17	18,200	59,170
Saudi Telecom Co.	7/24/17	6,200	109,064
Savola Group	7/24/17	5,200	111,878
Yanbu National Petrochemicals Co.	7/24/17	3,600	45,524

Total Equity-Linked Securities (identified cost $2,327,436)			$1,904,978

Investment Funds — 1.5%

Security		Shares	Value
Romania — 1.5%
Fondul Proprietatea SA		6,767,149	$1,437,392

Total Investment Funds (identified cost $1,736,240)			$1,437,392

Rights — 0.1%

Security		Shares	Value
Yoma Strategic Holdings, Ltd., Exp. 2/2/15(1)		746,333	$92,133

Total Rights (identified cost $0)			$92,133

8

Warrants — 0.0%(4)

Security	Shares	Value
Interra Resources, Ltd., Exp. 12/8/15(1)	249,500	$2,951

Total Warrants (identified cost $0)		$2,951

Short-Term Investments — 33.4%

U.S. Treasury Obligations — 10.2%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 3/12/15	$10,000	$9,999,950

Total U.S. Treasury Obligations (identified cost $9,999,946)		$9,999,950

Other — 23.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(7)	$22,777	$22,776,937

Total Other (identified cost $22,776,937)		$22,776,937

Total Short-Term Investments (identified cost $32,776,883)		$32,776,887

Total Investments — 98.4% (identified cost $100,792,848)		$96,523,533

Other Assets, Less Liabilities — 1.6%		$1,607,438

Net Assets — 100.0%		$98,130,971

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PDR	-	Philippine Deposit Receipt

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2015, the aggregate value of these securities is $3,102,668 or 3.2% of the Portfolio’s net assets.

(3)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(4)	Amount is less than 0.05%.

9

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $1,904,978 or 1.9% of the Portfolio’s net assets.

(6)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (Citigroup Global Markets Holdings Inc.) in addition to the market risk of the underlying security.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $5,285.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	22.9%	$22,508,491
Energy	8.6	8,472,101
Information Technology	7.2	7,079,678
Industrials	5.4	5,290,017
Consumer Staples	4.9	4,839,707
Materials	4.4	4,260,364
Consumer Discretionary	3.6	3,484,897
Telecommunication Services	3.5	3,442,327
Utilities	2.0	2,000,573
Health Care	1.0	931,099
Investment Funds	1.5	1,437,392
Short-Term Investments	33.4	32,776,887

Total Investments	98.4%	$96,523,533

A summary of open financial instruments at January 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/9/15	United States Dollar 3,971,764	Mexican Peso 59,244,030	BNP Paribas	$—	$(20,747)	$(20,747)
2/18/15	British Pound Sterling 329,084	United States Dollar 515,095	Standard Chartered Bank	19,478	—	19,478
2/18/15	United States Dollar 2,682,309	Indian Rupee 168,107,000	JPMorgan Chase Bank, N.A.	21,649	—	21,649
2/18/15	United States Dollar 1,930,007	Indian Rupee 120,693,000	JPMorgan Chase Bank, N.A.	11,309	—	11,309
2/23/15	United States Dollar 3,403,238	Indian Rupee 217,862,000	Citibank, N.A.	96,594	—	96,594
2/26/15	Singapore Dollar 74,000	United States Dollar 56,627	Bank of America, N.A.	1,957	—	1,957
2/26/15	Singapore Dollar 1,347,000	United States Dollar 1,008,879	BNP Paribas	13,741	—	13,741
2/26/15	Singapore Dollar 545,000	United States Dollar 419,205	Standard Chartered Bank	16,569	—	16,569
2/26/15	Thai Baht 6,200,000	United States Dollar 187,651	Standard Chartered Bank	—	(1,549)	(1,549)
2/26/15	Thai Baht 19,457,000	United States Dollar 588,447	Standard Chartered Bank	—	(5,308)	(5,308)
3/11/15	New Taiwan Dollar 53,820,000	United States Dollar 1,729,157	JPMorgan Chase Bank, N.A.	33,389	—	33,389
3/11/15	New Taiwan Dollar 77,884,000	United States Dollar 2,435,016	JPMorgan Chase Bank, N.A.	—	(18,964)	(18,964)

10

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/11/15	South Korean Won 4,490,920,000	United States Dollar 4,035,150	JPMorgan Chase Bank, N.A.	$—	$(31,429)	$(31,429)
5/6/15	Euro 3,552,000	United States Dollar 4,122,309	JPMorgan Chase Bank, N.A.	105,075	—	105,075
5/6/15	Euro 2,897,000	United States Dollar 3,362,142	JPMorgan Chase Bank, N.A.	85,699	—	85,699
5/6/15	Euro 588,000	United States Dollar 682,409	JPMorgan Chase Bank, N.A.	17,394	—	17,394

				$422,854	$(77,997)	$344,857

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Equity Futures
2/15	80 H-Shares Index	Long	$6,300,066	$6,038,886	$(261,180)
2/15	34 Hang Seng Index	Long	5,442,333	5,361,680	(80,653)
2/15	489 SGX CNX Nifty Index	Long	8,709,792	8,661,140	(48,652)
2/15	28 TAIEX Index	Long	1,633,433	1,656,630	23,197
3/15	243 E-mini MSCI Emerging Markets Index	Long	11,860,580	11,560,725	(299,855)
3/15	131 Mexican Bolsa IPC Index	Long	3,490,950	3,574,435	83,485
3/15	132 SET50 Index	Short	(815,143)	(842,373)	(27,230)

					$(610,888)

H-Shares Index: Free-float capitalization-weighted index comprised of H-Shares listed on the Hong Kong Stock Exchange and included in the Hang Seng Mainland Composite Index.

Hang Seng Index: Free-float capitalization-weighted index of a selection of companies from the Stock Exchange of Hong Kong.

Mexican Bolsa IPC Index: Capitalization weighted index of the leading stocks traded on the Mexican Stock Exchange.

SET50 Index: Capitalization-weighted index based on the top 50 stocks listed on the Bangkok SET index having high market capitalization and high liquidity.

SGX CNX Nifty Index: Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

TAIEX Index: Capitalization-weighted index of all listed common shares traded on the Taiwan Stock Exchange.

At January 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts*	$106,682	$(717,570)

Total		$106,682	$(717,570)

Foreign Exchange	Forward foreign currency exchange contracts	$422,854	$(77,997)

Total		$422,854	$(77,997)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

11

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$101,042,461

Gross unrealized appreciation	$2,364,562
Gross unrealized depreciation	(6,883,490)

Net unrealized depreciation	$(4,518,928)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$1,131,213	$30,684,908	$—	$31,816,121
Developed Europe	—	850,020	—	850,020
Emerging Europe	—	7,218,394	—	7,218,394
Latin America	11,930,070	—	—	11,930,070
Middle East/Africa	105,643	8,225,787	—	8,331,430
North America	163,157	—	—	163,157
Total Common Stocks	$13,330,083	$46,979,109 *	$—	$60,309,192
Equity-Linked Securities	$—	$1,904,978	$—	$1,904,978
Investment Funds	—	1,437,392	—	1,437,392
Rights	92,133	—	—	92,133
Warrants	2,951	—	—	2,951
Short-Term Investments -
U.S. Treasury Obligations	—	9,999,950	—	9,999,950
Other	—	22,776,937	—	22,776,937
Total Investments	$13,425,167	$83,098,366	$—	$96,523,533
Forward Foreign Currency Exchange Contracts	$—	$422,854	$—	$422,854
Futures Contracts	83,485	23,197	—	106,682
Total	$13,508,652	$83,544,417	$—	$97,053,069

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(77,997)	$—	$(77,997)
Futures Contracts	(299,855)	(417,715)	—	(717,570)
Total	$(299,855)	$(495,712)	$—	$(795,567)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

12

Eaton Vance

Government Obligations Fund

January 31, 2015 (Unaudited)

Eaton Vance Government Obligations Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Government Obligations Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2015, the value of the Fund’s investment in the Portfolio was $597,410,256 and the Fund owned 89.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Government Obligations Portfolio

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 86.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.36%, with maturity at 2038(1)	$4,344	$4,661,877
2.364%, with maturity at 2036(1)	3,912	4,180,807
2.882%, with maturity at 2035(1)	6,439	6,868,734
2.92%, with maturity at 2034(1)	1,534	1,638,633
4.50%, with various maturities to 2035	4,999	5,400,300
5.00%, with various maturities to 2018	1,591	1,680,405
5.50%, with various maturities to 2032	2,501	2,650,867
6.00%, with various maturities to 2035	12,218	14,005,260
6.50%, with various maturities to 2036	31,690	36,570,979
6.87%, with maturity at 2024	92	104,434
7.00%, with various maturities to 2035	18,522	21,522,320
7.09%, with maturity at 2023	380	426,367
7.25%, with maturity at 2022	537	604,374
7.31%, with maturity at 2027	130	152,114
7.50%, with various maturities to 2035	16,038	19,127,520
7.63%, with maturity at 2019	123	132,131
7.75%, with maturity at 2018	9	9,554
7.78%, with maturity at 2022	76	85,582
7.85%, with maturity at 2020	98	107,699
8.00%, with various maturities to 2028	3,734	4,138,005
8.13%, with maturity at 2019	219	237,022
8.15%, with various maturities to 2021	142	157,410
8.25%, with maturity at 2017	20	21,068
8.50%, with various maturities to 2031	3,770	4,423,162
9.00%, with various maturities to 2027	1,870	1,972,497
9.25%, with maturity at 2017	10	10,471
9.50%, with various maturities to 2026	813	897,282
10.50%, with maturity at 2020	267	301,706
11.00%, with maturity at 2015	3	3,522

		$132,092,102

Federal National Mortgage Association:
1.913%, with various maturities to 2035(1)	$18,832	$19,568,982
1.917%, with various maturities to 2033(1)	2,471	2,563,324
1.919%, with maturity at 2022(1)	1,084	1,110,332
1.921%, with various maturities to 2044(1)	2,156	2,248,331
1.991%, with maturity at 2022(1)	782	798,437
2.002%, with maturity at 2035(1)	1,199	1,241,335
2.023%, with maturity at 2031(1)	1,488	1,521,801
2.202%, with maturity at 2037(1)	3,886	4,038,945
2.263%, with maturity at 2040(1)	1,299	1,386,930
2.393%, with maturity at 2036(1)	4,545	4,875,418
2.563%, with maturity at 2036(1)	1,001	1,030,245
2.982%, with maturity at 2036(1)	1,083	1,118,528
3.617%, with maturity at 2021(1)	705	731,363
3.64%, with maturity at 2034(1)	4,402	4,800,526

1

Security	Principal Amount (000’s omitted)		Value
3.723%, with maturity at 2035(1)	$4,808		$5,243,202
3.732%, with maturity at 2036(1)	312		331,216
3.876%, with maturity at 2036(1)	15,165		16,536,387
3.946%, with maturity at 2034(1)	4,165		4,542,001
4.164%, with maturity at 2035(1)	4,531		4,985,158
4.672%, with maturity at 2034(1)	11,057		12,131,080
5.00%, with maturity at 2027	251		277,381
5.50%, with various maturities to 2030	1,822		1,939,229
6.00%, with various maturities to 2038	14,616		16,892,556
6.436%, with maturity at 2025(2)	127		140,280
6.50%, with various maturities to 2038(5)	113,628		132,762,918
7.00%, with various maturities to 2037	59,187		69,556,317
7.50%, with various maturities to 2035	4,988		5,893,629
7.875%, with maturity at 2021	441		502,188
8.00%, with various maturities to 2034	21,404		25,916,088
8.017%, with maturity at 2030(2)	9		10,496
8.25%, with maturity at 2025	179		204,182
8.33%, with maturity at 2020	278		309,517
8.455%, with maturity at 2021(2)	41		46,039
8.50%, with various maturities to 2032	3,610		4,357,520
9.00%, with various maturities to 2030	422		485,546
9.50%, with various maturities to 2030	871		983,988
9.551%, with maturity at 2020(2)	3		3,094
9.58%, with maturity at 2021(2)	33		36,364
9.639%, with maturity at 2025(2)	15		16,879
9.75%, with maturity at 2019	9		9,889
9.815%, with maturity at 2021(2)	39		44,320
9.87%, with maturity at 2025(2)	9		10,366
9.991%, with maturity at 2023(2)	24		27,985
10.053%, with maturity at 2025(2)	3		3,163
10.106%, with maturity at 2021(2)	27		29,757
11.00%, with maturity at 2020	69		72,238
11.021%, with maturity at 2021(2)	1		1,596
11.497%, with maturity at 2019(2)	3		2,745
11.816%, with maturity at 2018(2)	0	(3)	329

			$351,340,140

Government National Mortgage Association:
1.625%, with maturity at 2027(1)	$211		$216,193
2.00%, with maturity at 2026(1)	242		252,106
6.00%, with various maturities to 2033	31,454		36,805,623
6.10%, with maturity at 2033	8,141		9,382,166
6.50%, with various maturities to 2034	8,145		9,584,577
7.00%, with various maturities to 2034	20,705		24,116,113
7.50%, with various maturities to 2025	2,940		3,383,089
8.00%, with various maturities to 2027	4,272		4,904,729
8.25%, with maturity at 2019	46		50,264
8.30%, with maturity at 2020	18		19,497
8.50%, with various maturities to 2018	370		392,591
9.00%, with various maturities to 2027	3,584		4,334,787
9.50%, with various maturities to 2026	2,050		2,428,499

			$95,870,234

Total Mortgage Pass-Throughs (identified cost $556,831,316)			$579,302,476

2

Collateralized Mortgage Obligations — 6.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$130	$151,483
Series 1822, Class Z, 6.90%, 3/15/26	673	757,762
Series 1829, Class ZB, 6.50%, 3/15/26	261	289,476
Series 1896, Class Z, 6.00%, 9/15/26	330	363,012
Series 2075, Class PH, 6.50%, 8/15/28	160	180,450
Series 2091, Class ZC, 6.00%, 11/15/28	572	643,761
Series 2102, Class Z, 6.00%, 12/15/28	148	170,080
Series 2115, Class K, 6.00%, 1/15/29	1,128	1,253,159
Series 2142, Class Z, 6.50%, 4/15/29	356	415,964
Series 2245, Class A, 8.00%, 8/15/27	5,017	6,034,237
Series 4385, Class SC, 8.938%, 9/15/44(4)	5,536	5,826,456
Series 4407, Class LN, 8.925%, 12/15/43(4)	3,759	4,013,497

		$20,099,337

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$147	$166,690
Series G92-44, Class ZQ, 8.00%, 7/25/22	83	88,151
Series G93-36, Class ZQ, 6.50%, 12/25/23	6,060	6,850,358
Series 1993-16, Class Z, 7.50%, 2/25/23	200	227,082
Series 1993-39, Class Z, 7.50%, 4/25/23	575	661,549
Series 1993-45, Class Z, 7.00%, 4/25/23	637	724,543
Series 1993-149, Class M, 7.00%, 8/25/23	217	244,079
Series 1993-178, Class PK, 6.50%, 9/25/23	476	529,526
Series 1993-250, Class Z, 7.00%, 12/25/23	27	27,461
Series 1994-40, Class Z, 6.50%, 3/25/24	491	546,275
Series 1994-42, Class K, 6.50%, 4/25/24	2,189	2,438,730
Series 1994-82, Class Z, 8.00%, 5/25/24	847	979,899
Series 1997-81, Class PD, 6.35%, 12/18/27	298	334,259
Series 2000-49, Class A, 8.00%, 3/18/27	502	589,423
Series 2001-81, Class HE, 6.50%, 1/25/32	1,092	1,239,739
Series 2002-1, Class G, 7.00%, 7/25/23	288	323,470
Series 2005-37, Class SU, 28.527%, 3/25/35(4)	1,445	2,067,398

		$18,038,632

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$318	$371,002
Series 2014-145, Class SP, 9.055%, 10/16/44(4)	4,255	4,400,025

		$4,771,027

Total Collateralized Mortgage Obligations (identified cost $40,066,413)		$42,908,996

U.S. Government Agency Obligations — 1.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Bank:
4.75%, 3/10/23	$4,500	$5,454,706
5.75%, 6/12/26	2,720	3,651,222

Total U.S. Government Agency Obligations (identified cost $7,410,438)		$9,105,928

3

U.S. Treasury Obligations — 1.3%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(5)	$6,000	$8,555,154

Total U.S. Treasury Obligations (identified cost $6,158,130)		$8,555,154

Short-Term Investments — 5.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(6)	$35,369	$35,369,124

Total Short-Term Investments (identified cost $35,369,124)		$35,369,124

Total Investments — 100.6% (identified cost $645,835,421)		$675,241,678

Interest Rate Swaptions Written — (0.8)%

Description	Counterparty	Expiration Date	Notional Amount	Value
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.45%	Citibank, N.A.	10/15/15	$100,000,000	$(5,487,500)

Total Interest Rate Swaptions Written (premium received $2,650,000)				$(5,487,500)

Other Assets, Less Liabilities — 0.2%				$1,363,601

Net Assets — 100.0%				$671,117,779

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2015.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2015.

(3)	Principal amount is less than $500.

(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2015.

(5)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $13,384.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$654,381,540

Gross unrealized appreciation	$23,417,411
Gross unrealized depreciation	(2,557,273)

Net unrealized appreciation	$20,860,138

4

A summary of open financial instruments at January 31, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
3/15	150 U.S. 2-Year Treasury Note	Short	$(32,835,937)	$(32,964,844)	$(128,907)
3/15	325 U.S. 5-Year Treasury Note	Short	(38,667,383)	(39,436,719)	(769,336)
3/15	150 U.S. 10-Year Treasury Note	Short	(18,930,469)	(19,631,250)	(700,781)
3/15	150 U.S. Ultra-Long Treasury Bond	Long	23,728,125	26,840,625	3,112,500

					$1,513,476

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
CME Group, Inc.	$1,000	Receives	3-month USD-LIBOR-BBA	1.664%	2/24/19	$(24,939)

						$(24,939)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	$20,000	Pays	3-month USD-LIBOR-BBA	2.61%	June 1, 2017/ June 1, 2022	$589,940
Deutsche Bank AG	20,000	Receives	3-month USD-LIBOR-BBA	2.82	June 1, 2017/ June 1, 2047	(2,260,580)

						$(1,670,640)

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

Written swaptions activity for the fiscal year to date ended January 31, 2015 was as follows:

	Notional Amount	Premiums Received
Outstanding, beginning of period	$100,000,000	$2,650,000

Outstanding, end of period	$100,000,000	$2,650,000

At January 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures, interest rate swaps and swaptions to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Written swaptions	$—		$(5,487,500)
Futures contracts	3,112,500	(1)	(1,599,024	)(1)
Swap contracts	589,940		(2,260,580)
Swap contracts (centrally cleared)	—		(24,939)

Total	$3,702,440		$(9,372,043)

(1)	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

5

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$579,302,476	$—	$579,302,476
Collateralized Mortgage Obligations	—	42,908,996	—	42,908,996
U.S. Government Agency Obligations	—	9,105,928	—	9,105,928
U.S. Treasury Obligations	—	8,555,154	—	8,555,154
Short-Term Investments	—	35,369,124	—	35,369,124
Total Investments	$—	$675,241,678	$—	$675,241,678
Futures Contracts	$3,112,500	$—	$—	$3,112,500
Swap Contracts	—	589,940	—	589,940
Total	$3,112,500	$675,831,618	$—	$678,944,118

Liability Description
Interest Rate Swaptions Written	$—	$(5,487,500)	$—	$(5,487,500)
Futures Contracts	(1,599,024)	—	—	(1,599,024)
Swap Contracts	—	(2,285,519)	—	(2,285,519)
Total	$(1,599,024)	$(7,773,019)	$—	$(9,372,043)

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

High Income Opportunities Fund

January 31, 2015 (Unaudited)

Eaton Vance High Income Opportunities Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Opportunities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2015, the value of the Fund’s investment in the Portfolio was $557,381,890 and the Fund owned 55.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

High Income Opportunities Portfolio

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 84.3%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 1.1%
Alliant Techsystems, Inc., 5.25%, 10/1/21(1)	$1,415	$1,425,613
GenCorp, Inc., 7.125%, 3/15/21	2,355	2,488,646
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	80	86,400
KLX, Inc., 5.875%, 12/1/22(1)	450	445,500
TransDigm, Inc., 6.00%, 7/15/22	3,055	3,062,637
TransDigm, Inc., 6.50%, 7/15/24	2,965	3,016,888
TransDigm, Inc., 7.50%, 7/15/21	490	521,850

		$11,047,534

Automotive & Auto Parts — 2.4%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$660	$679,800
Chrysler Group, LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	2,140	2,260,375
Chrysler Group, LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	6,275	7,012,312
Ford Motor Credit Co., LLC, 12.00%, 5/15/15	1,305	1,346,127
General Motors Financial Co., Inc., 3.25%, 5/15/18	340	345,950
General Motors Financial Co., Inc., 4.75%, 8/15/17	320	339,549
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,557,187
Jaguar Land Rover Automotive PLC, 4.25%, 11/15/19(1)	955	976,488
Navistar International Corp., 8.25%, 11/1/21	4,285	4,193,944
Schaeffler Holding Finance B.V., 6.75%, 11/15/22(1)(2)	2,350	2,526,250
Schaeffler Holding Finance B.V., 6.875%, 8/15/18(1)(2)	2,700	2,835,000

		$24,072,982

Broadcasting — 1.6%
AMC Networks, Inc., 4.75%, 12/15/22	$1,030	$1,030,000
AMC Networks, Inc., 7.75%, 7/15/21	2,825	3,065,125
Crown Media Holdings, Inc., 10.50%, 7/15/19	4,695	5,117,550
iHeartCommunications, Inc., 11.25%, 3/1/21	1,500	1,546,875
Sirius XM Radio, Inc., 5.875%, 10/1/20(1)	665	683,288
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	2,995	3,084,850
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	1,475	1,508,187

		$16,035,875

Building Materials — 2.6%
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/21(1)	$2,000	$2,057,500
Building Materials Corp. of America, 5.375%, 11/15/24(1)	5,120	5,222,400
HD Supply, Inc., 5.25%, 12/15/21(1)	1,630	1,682,975
HD Supply, Inc., 7.50%, 7/15/20	3,570	3,757,425
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	2,885	2,812,875
Interline Brands, Inc., 10.00%, 11/15/18(2)	2,432	2,559,680
NCI Building Systems, Inc., 8.25%, 1/15/23(1)	755	770,100
Nortek, Inc., 8.50%, 4/15/21	1,370	1,462,475
Nortek, Inc., 10.00%, 12/1/18	1,815	1,914,825
Rexel SA, 5.25%, 6/15/20(1)	2,700	2,767,500
USG Corp., 5.875%, 11/1/21(1)	880	915,200

		$25,922,955

Cable/Satellite TV — 6.0%
Altice Financing SA, 6.625%, 2/15/23(1)(3)	$2,535	$2,617,387
Altice Finco SA, 7.625%, 2/15/25(1)(3)	1,935	1,972,088
Altice SA, 7.625%, 2/15/25(1)(3)	1,935	1,979,344
Altice SA, 7.75%, 5/15/22(1)	5,995	6,204,825
Cablevision Systems Corp., 7.75%, 4/15/18	790	868,013
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,165	2,181,237

1

Security	Principal Amount (000’s omitted)	Value
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	$2,010	$2,040,150
CCO Holdings, LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20	125	131,719
CCOH Safari, LLC, 5.50%, 12/1/22	3,205	3,237,050
CCOH Safari, LLC, 5.75%, 12/1/24	3,845	3,907,481
CSC Holdings, LLC, 5.25%, 6/1/24(1)	1,210	1,216,050
CSC Holdings, LLC, 6.75%, 11/15/21	5,020	5,641,225
DISH DBS Corp., 5.875%, 7/15/22	2,880	2,916,000
DISH DBS Corp., 5.875%, 11/15/24	1,970	1,984,775
DISH DBS Corp., 6.75%, 6/1/21	4,985	5,427,419
Numericable-SFR, 4.875%, 5/15/19(1)	1,555	1,560,831
Numericable-SFR, 6.00%, 5/15/22(1)	4,940	5,059,301
Numericable-SFR, 6.25%, 5/15/24(1)	1,300	1,347,125
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	2,370	2,470,725
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	1,170	1,278,225
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	1,875	2,029,688
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	1,930	2,002,375
VTR Finance B.V., 6.875%, 1/15/24(1)	1,615	1,623,156
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)	895	915,138

		$60,611,327

Capital Goods — 0.7%
Accudyne Industries Borrower/Accudyne Industries, LLC, 7.75%, 12/15/20(1)	$2,070	$1,888,875
CNH Industrial Capital, LLC, 6.25%, 11/1/16	1,910	2,019,825
Harbinger Group, Inc., 7.875%, 7/15/19	2,065	2,188,900
Manitowoc Co., Inc. (The), 5.875%, 10/15/22	820	887,650

		$6,985,250

Chemicals — 2.4%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B B.V., 7.375%, 5/1/21(1)	$2,825	$3,022,750
Celanese US Holdings, LLC, 5.875%, 6/15/21	960	1,034,400
Ineos Finance PLC, 8.375%, 2/15/19(1)	2,900	3,095,750
Kissner Milling Co., Ltd., 7.25%, 6/1/19(1)	3,400	3,417,000
Kraton Polymers, LLC, 6.75%, 3/1/19	905	919,141
Polymer Group, Inc., 7.75%, 2/1/19	1,683	1,750,320
PSPC Escrow Corp., 6.50%, 2/1/22(1)(3)	2,275	2,331,875
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	2,825	2,948,594
Tronox Finance, LLC, 6.375%, 8/15/20	3,735	3,725,662
W.R. Grace & Co., 5.125%, 10/1/21(1)	1,310	1,365,675
W.R. Grace & Co., 5.625%, 10/1/24(1)	525	565,031

		$24,176,198

Consumer Products — 1.0%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$6,320	$5,498,400
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	2,430	2,223,450
Spectrum Brands, Inc., 6.375%, 11/15/20	1,110	1,182,150
Tempur Sealy International, Inc., 6.875%, 12/15/20	1,230	1,325,325

		$10,229,325

Containers — 2.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.241%, 12/15/19(1)(4)	$1,105	$1,064,944
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)	385	363,825
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19(1)	785	767,338
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.00%, 11/15/20(1)	520	514,509
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/16(1)	390	385,125
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	3,905	4,129,538
Reynolds Group Holdings, Inc., 7.125%, 4/15/19	2,290	2,377,306
Reynolds Group Holdings, Inc., 7.875%, 8/15/19	1,145	1,212,269

2

Security	Principal Amount (000’s omitted)	Value
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	$4,375	$4,670,312
Sealed Air Corp., 4.875%, 12/1/22(1)	910	930,475
Sealed Air Corp., 8.375%, 9/15/21(1)	3,955	4,459,262
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375%, 5/1/22(1)	1,320	1,260,600

		$22,135,503

Diversified Financial Services — 3.5%
Aircastle, Ltd., 5.50%, 2/15/22	$1,265	$1,306,365
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	1,155	1,196,869
Ally Financial, Inc., 5.50%, 2/15/17	1,200	1,260,000
Ally Financial, Inc., 6.25%, 12/1/17	1,795	1,929,625
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	1,605	1,644,797
CIT Group, Inc., 5.25%, 3/15/18	605	629,200
CIT Group, Inc., 5.375%, 5/15/20	230	246,388
CIT Group, Inc., 5.50%, 2/15/19(1)	1,020	1,085,306
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17	725	727,719
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 6.00%, 8/1/20	1,390	1,461,029
International Lease Finance Corp., 6.25%, 5/15/19	975	1,077,375
International Lease Finance Corp., 8.25%, 12/15/20	1,565	1,924,950
International Lease Finance Corp., 8.625%, 1/15/22	1,815	2,302,781
International Lease Finance Corp., 8.75%, 3/15/17	1,230	1,371,634
Navient Corp., 5.00%, 10/26/20	1,290	1,291,613
Navient Corp., 5.50%, 1/15/19	4,115	4,267,255
Navient Corp., 5.875%, 10/25/24	1,290	1,222,275
Navient Corp., 7.25%, 1/25/22	150	163,500
Navient Corp., 8.00%, 3/25/20	6,065	6,807,962
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 5.625%, 3/15/20(1)	3,320	3,481,850

		$35,398,493

Diversified Media — 0.8%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$1,095	$1,122,375
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,125	2,202,031
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	445	465,025
IAC/InterActiveCorp, 4.875%, 11/30/18	1,845	1,904,962
National CineMedia, LLC, 6.00%, 4/15/22	1,215	1,239,300
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	1,135	1,171,888

		$8,105,581

Energy — 11.3%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	$1,150	$1,210,375
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	4,260	4,483,650
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	1,260	1,304,100
Antero Resources Finance Corp., 5.375%, 11/1/21	3,335	3,264,131
Antero Resources Finance Corp., 6.00%, 12/1/20	425	428,188
Berry Petroleum Co., LLC, 6.375%, 9/15/22	1,660	1,153,700
Blue Racer Midstream, LLC/Blue Racer Finance Corp., 6.125%, 11/15/22(1)	1,560	1,548,300
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	1,965	1,768,500
California Resources Corp., 5.50%, 9/15/21(1)	1,965	1,660,425
California Resources Corp., 6.00%, 11/15/24(1)	1,965	1,621,125
Chesapeake Energy Corp., 3.503%, 4/15/19(4)	2,195	2,123,662
Chesapeake Energy Corp., 6.125%, 2/15/21	2,910	3,084,600
Chesapeake Energy Corp., 7.25%, 12/15/18	2,990	3,289,000
Concho Resources, Inc., 5.50%, 4/1/23	3,745	3,763,725
Concho Resources, Inc., 6.50%, 1/15/22	1,340	1,400,300
Concho Resources, Inc., 7.00%, 1/15/21	1,585	1,676,137
CrownRock, LP/CrownRock Finance, Inc., 7.125%, 4/15/21(1)	2,840	2,754,800
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	3,430	3,275,650
Denbury Resources, Inc., 5.50%, 5/1/22	715	632,775
Endeavor Energy Resources, LP/EER Finance, Inc., 7.00%, 8/15/21(1)	3,500	3,115,000
Energy Transfer Equity, LP, 5.875%, 1/15/24	2,785	2,903,919
EP Energy, LLC/Everest Acquisition Finance, Inc., 6.875%, 5/1/19	900	915,750

3

Security	Principal Amount (000’s omitted)	Value
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	$795	$758,231
EP Energy, LLC/Everest Acquisition Finance, Inc., 9.375%, 5/1/20	2,880	2,916,000
Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc., 6.875%, 2/15/23	928	1,026,461
Gulfport Energy Corp., 7.75%, 11/1/20(1)	2,210	2,204,475
Harvest Operations Corp., 6.875%, 10/1/17	800	724,000
Holly Energy Partners, LP/Holly Energy Finance Corp., 6.50%, 3/1/20	575	560,625
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	3,420	3,496,950
Laredo Petroleum, Inc., 7.375%, 5/1/22	2,030	1,953,875
MEG Energy Corp., 6.375%, 1/30/23(1)	1,805	1,615,475
Memorial Resource Development Corp., 5.875%, 7/1/22(1)	975	889,688
Oasis Petroleum, Inc., 6.50%, 11/1/21	890	816,575
Oasis Petroleum, Inc., 6.875%, 3/15/22	4,050	3,756,375
Oasis Petroleum, Inc., 6.875%, 1/15/23	1,420	1,306,400
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	1,700	1,742,500
Precision Drilling Corp., 6.50%, 12/15/21	1,315	1,170,350
Range Resources Corp., 6.75%, 8/1/20	1,580	1,651,100
Rice Energy, Inc., 6.25%, 5/1/22	1,775	1,721,750
Rosetta Resources, Inc., 5.625%, 5/1/21	1,740	1,648,650
Rosetta Resources, Inc., 5.875%, 6/1/22	2,735	2,584,575
RSP Permian, Inc., 6.625%, 10/1/22(1)	2,605	2,601,744
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	3,625	3,647,656
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23	2,790	2,803,950
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24	3,860	3,903,425
Sabine Pass LNG, L.P., 6.50%, 11/1/20	2,260	2,305,200
Samson Investment Co., 9.75%, 2/15/20	2,540	800,100
SESI, LLC, 6.375%, 5/1/19	2,655	2,655,000
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	4,290	4,300,725
Seventy Seven Energy, Inc., 6.50%, 7/15/22	1,810	728,525
Seventy Seven Operating, LLC, 6.625%, 11/15/19	1,025	748,250
SM Energy Co., 6.125%, 11/15/22(1)	910	880,425
SM Energy Co., 6.50%, 1/1/23	1,940	1,920,600
Tesoro Corp., 5.375%, 10/1/22	1,970	2,029,100
Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)	640	650,400
Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22(1)	1,530	1,560,600
Triangle USA Petroleum Corp., 6.75%, 7/15/22(1)	1,465	1,040,150
Williams Partners, LP/ACMP Finance Corp., 4.875%, 3/15/24	390	403,650
WPX Energy, Inc., 5.25%, 1/15/17	715	723,938
WPX Energy, Inc., 6.00%, 1/15/22	670	653,250

		$114,278,555

Entertainment/Film — 0.2%
Activision Blizzard, Inc., 6.125%, 9/15/23(1)	$1,070	$1,168,975
Regal Entertainment Group, 5.75%, 3/15/22	1,065	1,063,669

		$2,232,644

Environmental — 0.7%
ADS Waste Holdings, Inc., 8.25%, 10/1/20	$1,145	$1,162,175
Clean Harbors, Inc., 5.125%, 6/1/21	1,180	1,194,750
Covanta Holding Corp., 5.875%, 3/1/24	1,570	1,622,988
Covanta Holding Corp., 6.375%, 10/1/22	1,970	2,112,825
Darling Ingredients, Inc., 5.375%, 1/15/22	705	705,881

		$6,798,619

Food/Beverage/Tobacco — 1.2%
ASG Consolidated, LLC/ASG Finance, Inc., 15.00%, 5/15/17(1)(2)	$3,096	$2,097,757
Constellation Brands, Inc., 4.25%, 5/1/23	2,940	3,020,850
Constellation Brands, Inc., 6.00%, 5/1/22	565	641,275
Cott Beverages, Inc., 5.375%, 7/1/22(1)	2,380	2,142,000
Pinnacle Operating Corp., 9.00%, 11/15/20(1)	690	705,525

4

Security	Principal Amount (000’s omitted)	Value
Post Holdings, Inc., 6.00%, 12/15/22(1)	$1,250	$1,198,437
Post Holdings, Inc., 6.75%, 12/1/21(1)	1,015	994,700
WhiteWave Foods Co. (The), 5.375%, 10/1/22	920	972,900

		$11,773,444

Gaming — 3.2%
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18(2)(5)(6)(7)	$2,505	$2,546,316
Buffalo Thunder Development Authority, 11.00%, 12/9/22(1)	3,878	2,262,012
GLP Capital, LP/GLP Financing II, Inc., 4.875%, 11/1/20	2,470	2,561,081
MGM Resorts International, 6.00%, 3/15/23	2,590	2,622,375
MGM Resorts International, 6.625%, 12/15/21	1,060	1,120,950
MGM Resorts International, 7.75%, 3/15/22	3,900	4,343,625
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(2)	2,551	2,456,319
Penn National Gaming, Inc., 5.875%, 11/1/21	1,345	1,318,100
Station Casinos, LLC, 7.50%, 3/1/21	2,530	2,669,150
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	5,645	5,757,900
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)	3,605	2,397,325
Waterford Gaming, LLC, 8.625%, 9/15/14(1)(6)(8)	2,042	351,190
Wynn Macau, Ltd., 5.25%, 10/15/21(1)	1,875	1,833,984

		$32,240,327

Health Care — 10.0%
Air Medical Group Holdings, Inc., 9.25%, 11/1/18	$1,352	$1,422,980
Alere, Inc., 6.50%, 6/15/20	1,020	1,048,050
Alere, Inc., 8.625%, 10/1/18	1,300	1,352,000
Amsurg Corp., 5.625%, 11/30/20	2,035	2,090,962
Amsurg Corp., 5.625%, 7/15/22(1)	1,825	1,895,719
Biomet, Inc., 6.50%, 8/1/20	4,205	4,494,094
Capsugel SA, 7.00%, 5/15/19(1)(2)	785	801,191
Centene Corp., 4.75%, 5/15/22	885	899,381
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	1,325	1,375,350
CHS/Community Health Systems, Inc., 6.875%, 2/1/22	4,310	4,606,312
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	2,685	2,862,881
ConvaTec Finance International SA, 8.25%, 1/15/19(1)(2)	4,055	4,095,550
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	3,420	3,612,717
Endo Finance, LLC/Endo FinCo, Inc., 7.00%, 7/15/19(1)	915	961,894
Endo Finance, LLC/Endo FinCo, Inc., 7.00%, 12/15/20(1)	540	569,025
Endo Finance, LLC/Endo FinCo, Inc., 7.25%, 1/15/22(1)	185	197,488
Endo Finance, LLC/Endo Ltd./Endo FinCo, Inc., 6.00%, 2/1/25(1)	1,610	1,653,269
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	1,510	1,649,977
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,260	1,412,775
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22(1)	1,290	1,312,575
HCA Holdings, Inc., 6.25%, 2/15/21	1,030	1,120,125
HCA, Inc., 5.375%, 2/1/25	905	939,503
HCA, Inc., 6.50%, 2/15/20	505	568,756
HCA, Inc., 7.50%, 2/15/22	1,530	1,797,750
HealthSouth Corp., 5.75%, 11/1/24	885	918,188
Hologic, Inc., 6.25%, 8/1/20	5,415	5,672,212
IMS Health, Inc., 6.00%, 11/1/20(1)	1,710	1,784,812
Jaguar Holding Co. I, 9.375%, 10/15/17(1)(2)	815	833,338
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.875%, 1/15/19(1)	1,435	1,539,037
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	3,630	3,993,000
MPH Acquisition Holdings, LLC, 6.625%, 4/1/22(1)	6,115	6,359,600
Omnicare, Inc., 4.75%, 12/1/22	520	540,800
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	1,985	2,034,625
Pharmaceutical Product Development, Inc., 9.50%, 12/1/19(1)	4,700	5,046,625
Salix Pharmaceuticals, Ltd., 6.00%, 1/15/21(1)	3,500	3,727,500
STHI Holding Corp., 8.00%, 3/15/18(1)	1,395	1,459,519
Teleflex, Inc., 5.25%, 6/15/24(1)	845	855,563
Teleflex, Inc., 6.875%, 6/1/19	545	569,525

5

Security	Principal Amount (000’s omitted)	Value
Tenet Healthcare Corp., 5.00%, 3/1/19(1)	$875	$875,000
Tenet Healthcare Corp., 6.00%, 10/1/20	1,615	1,748,237
Tenet Healthcare Corp., 8.125%, 4/1/22	4,945	5,587,850
United Surgical Partners International, Inc., 9.00%, 4/1/20	1,775	1,908,125
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(1)	1,140	1,169,213
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	4,395	4,664,194
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	1,530	1,681,087
VWR Funding, Inc., 7.25%, 9/15/17	1,545	1,622,482
WellCare Health Plans, Inc., 5.75%, 11/15/20	3,100	3,231,750

		$100,562,606

Homebuilders/Real Estate — 0.6%
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(1)	$1,950	$2,032,875
TRI Pointe Holdings, Inc., 4.375%, 6/15/19(1)	1,860	1,778,625
TRI Pointe Holdings, Inc., 5.875%, 6/15/24(1)	1,940	1,874,525

		$5,686,025

Hotels — 0.5%
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	$3,310	$3,508,600
Playa Resorts Holding B.V., 8.00%, 8/15/20(1)	1,175	1,172,063

		$4,680,663

Insurance — 1.0%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, 7.875%, 12/15/20(1)	$1,790	$1,812,375
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(2)	1,840	1,812,400
Hub International, Ltd., 7.875%, 10/1/21(1)	3,690	3,699,225
USI, Inc., 7.75%, 1/15/21(1)	2,890	2,835,812

		$10,159,812

Leisure — 0.7%
NCL Corp., Ltd., 5.00%, 2/15/18	$905	$920,838
NCL Corp., Ltd., 5.25%, 11/15/19(1)	1,030	1,042,875
Royal Caribbean Cruises, 7.25%, 6/15/16	535	573,788
Royal Caribbean Cruises, 7.25%, 3/15/18	1,355	1,520,987
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	3,110	3,421,000

		$7,479,488

Metals/Mining — 1.9%
Alpha Natural Resources, Inc., 7.50%, 8/1/20(1)	$600	$283,500
CONSOL Energy, Inc., 5.875%, 4/15/22	1,140	994,650
Eldorado Gold Corp., 6.125%, 12/15/20(1)	3,720	3,687,450
First Quantum Minerals, Ltd., 6.75%, 2/15/20(1)	1,433	1,225,215
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	938	790,265
IAMGOLD Corp., 6.75%, 10/1/20(1)	1,375	1,106,875
Imperial Metals Corp., 7.00%, 3/15/19(1)	1,055	928,400
KGHM International, Ltd., 7.75%, 6/15/19(1)	3,720	3,831,600
New Gold, Inc., 6.25%, 11/15/22(1)	1,535	1,523,487
New Gold, Inc., 7.00%, 4/15/20(1)	905	899,344
Novelis, Inc., 8.375%, 12/15/17	1,025	1,066,000
SunCoke Energy Inc., 7.625%, 8/1/19	209	214,382
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	525	543,375
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	1,605	1,661,175
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	315	326,025

		$19,081,743

Paper — 0.3%
Domtar Corp., 10.75%, 6/1/17	$2,300	$2,729,594

		$2,729,594

6

Security	Principal Amount (000’s omitted)	Value
Publishing/Printing — 0.5%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21	$3,625	$4,032,812
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(2)	1,095	1,079,944

		$5,112,756

Railroad — 0.2%
Florida East Coast Holdings Corp., 6.75%, 5/1/19(1)	$840	$831,600
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	1,045	1,050,225

		$1,881,825

Restaurants — 1.0%
1011778 B.C. ULC Co./New Red Finance, Inc., 6.00%, 4/1/22(1)	$4,955	$5,103,650
NPC International, Inc., 10.50%, 1/15/20	5,235	5,450,944

		$10,554,594

Services — 6.0%
Acosta, Inc., 7.75%, 10/1/22(1)	$5,705	$5,776,312
Audatex North America, Inc., 6.00%, 6/15/21(1)	2,360	2,466,200
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.75%, 3/15/20	2,550	2,792,250
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	1,920	1,885,200
Carlson Travel Holdings, Inc., 7.50%, 8/15/19(1)(2)	1,680	1,692,600
Carlson Wagonlit BV, 6.875%, 6/15/19(1)	3,655	3,846,887
FTI Consulting, Inc., 6.00%, 11/15/22	1,230	1,299,188
Hertz Corp. (The), 6.25%, 10/15/22	1,860	1,911,150
IHS, Inc., 5.00%, 11/1/22(1)	2,255	2,284,597
Laureate Education, Inc., 9.75%, 9/1/19(1)	16,225	16,549,500
ServiceMaster Co., LLC, (The), 7.00%, 8/15/20	819	857,903
ServiceMaster Co., LLC, (The), 8.00%, 2/15/20	1,247	1,324,938
TMS International Corp., 7.625%, 10/15/21(1)	2,310	2,310,000
TransUnion Holding Co., Inc., 8.125%, 6/15/18(2)	2,585	2,643,162
TransUnion Holding Co., Inc., 9.625%, 6/15/18(2)	3,840	3,880,800
United Rentals North America, Inc., 6.125%, 6/15/23	1,105	1,153,344
United Rentals North America, Inc., 7.375%, 5/15/20	4,060	4,389,875
United Rentals North America, Inc., 7.625%, 4/15/22	1,275	1,412,062
United Rentals North America, Inc., 8.25%, 2/1/21	200	217,250
United Rentals North America, Inc., 8.375%, 9/15/20	505	541,108
Vander Intermediate Holding II Corp., 9.75%, 2/1/19(1)(2)	1,635	1,598,212

		$60,832,538

Steel — 0.2%
AK Steel Corp., 8.75%, 12/1/18	$1,030	$1,093,087
ArcelorMittal, 6.75%, 2/25/22	670	716,900
Steel Dynamics, Inc., 5.50%, 10/1/24(1)	505	516,363

		$2,326,350

Super Retail — 5.4%
Claire’s Stores, Inc., 9.00%, 3/15/19(1)	$2,685	$2,523,900
Hot Topic, Inc., 9.25%, 6/15/21(1)	4,405	4,790,437
L Brands, Inc., 6.625%, 4/1/21	5,170	5,867,950
L Brands, Inc., 8.50%, 6/15/19	3,620	4,371,150
Levi Strauss & Co., 6.875%, 5/1/22	2,270	2,462,950
Men’s Wearhouse, Inc. (The), 7.00%, 7/1/22(1)	2,495	2,582,325
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc., 7.50%, 8/1/18(1)(2)	617	633,968
Michaels Stores, Inc., 5.875%, 12/15/20(1)	1,340	1,363,450
Murphy Oil USA, Inc., 6.00%, 8/15/23	3,995	4,244,687
Neiman Marcus Group, Ltd., LLC, 8.75%, 10/15/21(1)(2)	1,450	1,522,500
New Academy Finance Co., LLC/New Academy Finance Corp., 8.00%, 6/15/18(1)(2)	3,490	3,420,200
Pantry, Inc. (The), 8.375%, 8/1/20	1,615	1,776,500
Party City Holdings, Inc., 8.875%, 8/1/20	2,705	2,934,925
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	3,100	3,239,500
Petco Holdings, Inc., 8.50%, 10/15/17(1)(2)	2,730	2,777,775

7

Security	Principal Amount (000’s omitted)	Value
Phillips-Van Heusen Corp., 7.75%, 11/15/23	$3,385	$4,281,954
Radio Systems Corp., 8.375%, 11/1/19(1)	1,365	1,470,788
rue21, Inc., 9.00%, 10/15/21(1)	2,235	1,765,650
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	1,985	2,133,875

		$54,164,484

Technology — 4.8%
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	$1,110	$1,133,588
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(1)	2,270	2,366,475
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	5,960	6,511,300
Avaya, Inc., 9.00%, 4/1/19(1)	1,540	1,570,800
Avaya, Inc., 10.50%, 3/1/21(1)	3,318	2,737,226
CommScope Holding Co., Inc., 6.625%, 6/1/20(1)(2)	1,565	1,584,562
First Data Corp., 6.75%, 11/1/20(1)	390	418,275
First Data Corp., 7.375%, 6/15/19(1)	2,330	2,449,412
First Data Corp., 10.625%, 6/15/21	1,251	1,424,576
First Data Corp., 11.25%, 1/15/21	1,758	1,997,527
First Data Corp., 11.75%, 8/15/21	1,889	2,185,939
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	1,685	1,786,100
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	2,530	2,555,300
Infor US, Inc., 9.375%, 4/1/19	2,720	2,934,200
Micron Technology, Inc., 5.25%, 8/1/23(1)(3)	4,410	4,423,781
MSCI, Inc., 5.25%, 11/15/24(1)	775	809,875
Nuance Communications, Inc., 5.375%, 8/15/20(1)	2,600	2,639,000
NXP BV/NXP Funding, LLC, 5.75%, 2/15/21(1)	805	851,288
Open Text Corp., 5.625%, 1/15/23(1)	1,265	1,302,950
Sensata Technologies B.V., 5.625%, 11/1/24(1)	570	604,913
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)	2,465	1,368,075
Zebra Technologies Corp., 7.25%, 10/15/22(1)	4,045	4,348,375

		$48,003,537

Telecommunications — 7.8%
CenturyLink, Inc., 6.75%, 12/1/23	$3,215	$3,596,781
Digicel, Ltd., 6.00%, 4/15/21(1)	2,680	2,519,200
Digicel, Ltd., 8.25%, 9/1/17(1)	3,255	3,320,100
Equinix, Inc., 5.375%, 1/1/22	1,935	2,022,075
Frontier Communications Corp., 6.25%, 9/15/21	1,950	2,013,375
Frontier Communications Corp., 6.875%, 1/15/25	1,950	1,981,688
Frontier Communications Corp., 7.625%, 4/15/24	285	302,813
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,430	3,682,962
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	2,210	2,326,025
Intelsat Luxembourg SA, 7.75%, 6/1/21	5,125	5,099,375
Intelsat Luxembourg SA, 8.125%, 6/1/23	3,010	3,058,912
NII International Telecom SCA, 7.875%, 8/15/19(1)(9)	1,775	1,579,750
SBA Communications Corp., 5.625%, 10/1/19	920	961,400
SBA Telecommunications, Inc., 5.75%, 7/15/20	1,350	1,400,625
Sprint Capital Corp., 8.75%, 3/15/32	1,255	1,289,513
Sprint Communications, Inc., 6.00%, 11/15/22	255	239,381
Sprint Communications, Inc., 7.00%, 8/15/20	780	789,750
Sprint Communications, Inc., 9.00%, 11/15/18(1)	4,995	5,769,225
Sprint Communications, Inc., 9.125%, 3/1/17	1,140	1,252,575
Sprint Corp., 7.25%, 9/15/21	3,550	3,562,425
Sprint Corp., 7.875%, 9/15/23	10,330	10,523,687
T-Mobile USA, Inc., 6.25%, 4/1/21	895	927,444
T-Mobile USA, Inc., 6.375%, 3/1/25	1,900	1,954,625
T-Mobile USA, Inc., 6.625%, 4/1/23	1,475	1,537,393
T-Mobile USA, Inc., 6.633%, 4/28/21	1,580	1,646,360
T-Mobile USA, Inc., 6.731%, 4/28/22	560	583,100
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	5,130	4,988,925
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	5,395	5,246,637
Windstream Corp., 7.75%, 10/1/21	3,955	4,034,100

		$78,210,221

8

Security	Principal Amount (000’s omitted)	Value
Transportation Ex Air/Rail — 0.6%
CEVA Group, PLC, 7.00%, 3/1/21(1)	$500	$465,000
CEVA Group, PLC, 9.00%, 9/1/21(1)	1,760	1,544,400
XPO Logistics, Inc., 7.875%, 9/1/19(1)	4,475	4,670,781

		$6,680,181

Utilities — 1.9%
AES Corp. (The), 5.50%, 3/15/24	$1,065	$1,072,987
Calpine Corp., 5.375%, 1/15/23	2,075	2,106,125
Calpine Corp., 5.75%, 1/15/25	925	946,969
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 6.75%, 11/1/19(1)	3,170	3,265,100
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.375%, 11/1/22(1)	2,515	2,599,881
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.625%, 11/1/24(1)	2,155	2,230,425
NRG Energy, Inc., 7.875%, 5/15/21	2,090	2,251,975
NRG Energy, Inc., 8.25%, 9/1/20	3,315	3,530,475
RJS Power Holdings, LLC, 5.125%, 7/15/19(1)	1,315	1,282,125

		$19,286,062

Total Corporate Bonds & Notes (identified cost $840,943,581)		$849,477,091

Senior Floating-Rate Interests — 5.1%(10)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Containers — 0.1%
Anchor Glass Container Corporation, Term Loan, 4.25%, Maturing 6/30/21	$940	$936,185

		$936,185

Diversified Media — 0.2%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$1,827	$1,768,643

		$1,768,643

Energy — 0.1%
EP Energy, LLC, Term Loan, 3.50%, Maturing 5/24/18	$1,333	$1,246,667

		$1,246,667

Food/Beverage/Tobacco — 0.1%
New HB Acquisition, LLC, Term Loan, 6.75%, Maturing 4/9/20	$794	$810,872

		$810,872

Hotels — 0.2%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$1,711	$1,693,154

		$1,693,154

Insurance — 0.2%
Alliant Holdings I, Inc., Term Loan, 4.25%, Maturing 12/20/19	$1,954	$1,926,758

		$1,926,758

Metals/Mining — 0.3%
FMG Resources (August 2006) Pty. Ltd., Term Loan, 3.75%, Maturing 6/30/19	$3,714	$3,288,594

		$3,288,594

Publishing/Printing — 0.3%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$1,588	$1,580,390
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.75%, Maturing 3/22/19	1,782	1,783,950

		$3,364,340

9

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Services — 0.6%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$1,500	$1,473,750
AlixPartners, LLP, Term Loan - Second Lien, 9.00%, Maturing 7/10/21	2,800	2,832,668
Brickman Group Ltd. LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	2,164	2,121,895

		$6,428,313

Super Retail — 1.1%
Albertson’s Holdings, LLC, Term Loan, 5.50%, Maturing 8/25/21	$3,300	$3,299,082
National Vision, Inc., Term Loan, 4.00%, Maturing 3/12/21	3,970	3,860,825
National Vision, Inc., Term Loan - Second Lien, 6.75%, Maturing 3/11/22	2,000	1,900,000
rue21, Inc., Term Loan, 5.625%, Maturing 10/9/20	2,765	2,445,297

		$11,505,204

Technology — 0.4%
SkillSoft Corporation, Term Loan - Second Lien, 9.25%, Maturing 4/28/22	$4,000	$3,705,000

		$3,705,000

Telecommunications — 0.7%
Asurion, LLC, Term Loan, 5.00%, Maturing 5/24/19	$3,079	$3,065,126
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	3,700	3,676,875

		$6,742,001

Transportation Ex Air/Rail — 0.2%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$500	$460,625
CEVA Intercompany B.V., Term Loan, 6.50%, Maturing 3/19/21	576	530,727
Ceva Logistics Canada, ULC, Term Loan, 6.50%, Maturing 3/19/21	99	91,505
Ceva Logistics US Holdings, Inc., Term Loan, 6.50%, Maturing 3/19/21	795	732,037

		$1,814,894

Utilities — 0.6%
Energy Future Intermediate Holding Co., LLC, DIP Loan, 4.25%, Maturing 6/19/16	$3,500	$3,504,444
Texas Competitive Electric Holdings Company, LLC, DIP Loan, 3.75%, Maturing 5/5/16	959	964,503
Texas Competitive Electric Holdings Company, LLC, Term Loan, 4.661%, Maturing 10/10/17	2,600	1,651,814

		$6,120,761

Total Senior Floating-Rate Interests (identified cost $52,940,210)		$51,351,386

Convertible Bonds — 1.1%

Security	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.2%
Fiat Chrysler Automobiles N.V., 7.875%, 12/15/16	$2,000	$2,351,250

		$2,351,250

Energy — 0.2%
American Energy - Utica, LLC, 3.50%, 3/1/21(1)(2)	$3,030	$2,000,467

		$2,000,467

Health Care — 0.7%
NuVasive, Inc., 2.75%, 7/1/17	$5,500	$6,926,562

		$6,926,562

Total Convertible Bonds (identified cost $10,291,778)		$11,278,279

10

Commercial Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value
HILT, Series 2013-HLT, Class EFX, 5.222%, 11/5/30(1)(11)	$2,065	$2,129,301

Total Commercial Mortgage-Backed Securities (identified cost $2,071,277)		$2,129,301

Common Stocks — 3.2%

Security	Shares	Value
Automotive & Auto Parts — 0.1%
General Motors Co.	25,000	$815,500

		$815,500

Building Materials — 0.3%
Panolam Holdings Co.(6)(7)(12)	3,117	$2,737,225

		$2,737,225

Chemicals — 0.1%
Tronox Ltd., Class A	22,600	$477,764

		$477,764

Consumer Products — 0.0%(13)
HF Holdings, Inc.(6)(7)(12)	13,600	$335,784

		$335,784

Diversified Financial Services — 0.1%
CIT Group, Inc.	25,000	$1,095,500

		$1,095,500

Energy — 0.9%
Energy Transfer Equity, LP	25,000	$1,485,500
Seven Generations Energy, Ltd.(7)(12)	560,000	7,161,824

		$8,647,324

Food/Beverage/Tobacco — 0.6%
Constellation Brands, Inc., Class A(12)	50,993	$5,632,177

		$5,632,177

Gaming — 0.0%(13)
New Cotai Participation Corp., Class B(6)(7)(12)	7	$221,515

		$221,515

Health Care — 0.7%
Amsurg Corp.(12)	75,000	$4,138,500
Hologic, Inc.(12)	110,000	3,340,150

		$7,478,650

Homebuilders/Real Estate — 0.1%
TRI Pointe Homes, Inc.(12)	80,000	$1,146,400

		$1,146,400

Services — 0.3%
Hertz Global Holdings, Inc.(12)	45,000	$923,400
United Rentals, Inc.(12)	30,000	2,485,500

		$3,408,900

Total Common Stocks (identified cost $28,076,235)		$31,996,739

11

Convertible Preferred Stocks — 0.6%

Security	Shares	Value
Energy — 0.1%
Chesapeake Energy Corp., 4.50%	10,851	$979,422
Chesapeake Energy Corp., 5.75%(1)	130	131,869

		$1,111,291

Health Care — 0.5%
Alere, Inc., 3.00%	14,925	$4,846,894

		$4,846,894

Total Convertible Preferred Stocks (identified cost $4,821,534)		$5,958,185

Miscellaneous — 0.8%

Security	Principal Amount/ Shares	Value
Cable/Satellite TV — 0.0%(13)
Adelphia, Inc., Escrow Certificate(12)	7,585,000	$75,850
Adelphia, Inc., Escrow Certificate(12)	3,555,000	35,550

		$111,400

Energy — 0.0%(13)
SemGroup Corp., Escrow Certificate(12)	6,330,000	$15,825

		$15,825

Gaming — 0.8%
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(1)(6)	$1,193,299	$0
PGP Investors, LLC, Membership Interests(6)(7)(12)	11,429	4,000,000
Twin River Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(7)(12)	5,410	3,516,500

		$7,516,500

Utilities — 0.0%(13)
EME Reorganization Trust	2,640,437	$87,134

		$87,134

Total Miscellaneous (identified cost $4,583,059)		$7,730,859

Warrants — 0.0%(13)

Security	Shares	Value
Food/Beverage/Tobacco — 0.0%(13)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(6)	1,610	$16

		$16

Total Warrants (identified cost $0)		$16

12

Short-Term Investments — 3.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(14)	$38,412	$38,412,035

Total Short-Term Investments (identified cost $38,412,035)		$38,412,035

Total Investments — 99.1% (identified cost $982,139,709)		$998,333,891

Other Assets, Less Liabilities — 0.9%		$9,100,093

Net Assets — 100.0%		$1,007,433,984

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor in Possession

HILT	-	Hilton USA Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $391,295,490 or 38.8% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	When-issued/delayed delivery security.

(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2015.

(5)	Multi-step coupon bond. Interest rate represents the rate in effect at January 31, 2015.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Restricted security.

(8)	Defaulted matured security.

(9)	Currently the issuer is in default with respect to interest payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(10)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(11)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2015.

(12)	Non-income producing security.

(13)	Amount is less than 0.05%.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $13,486.

13

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$997,593,313

Gross unrealized appreciation	$24,765,991
Gross unrealized depreciation	(24,025,413)

Net unrealized appreciation	$740,578

Restricted Securities

At January 31, 2015, the Portfolio owned the following securities (representing 2.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value
Corporate Bonds & Notes
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18	11/30/12 to 11/20/14	$2,505,230	$2,273,389	$2,546,316

Total Corporate Bonds & Notes			$2,273,389	$2,546,316

Common Stocks
HF Holdings, Inc.	10/27/09	13,600	$730,450	$335,784
New Cotai Participation Corp., Class B	4/12/13	7	216,125	221,515
Panolam Holdings Co.	12/30/09	3,117	1,712,792	2,737,225
Seven Generations Energy, Ltd.	12/5/13	560,000	6,578,020	7,161,824

Total Common Stocks			$9,237,387	$10,456,348

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12	11,429	$4,000,000	$4,000,000
Twin River Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	94,675	3,516,500

Total Miscellaneous			$4,094,675	$7,516,500

Total Restricted Securities			$15,605,451	$20,519,164

A summary of open financial instruments at January 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/27/15	Canadian Dollar 12,380,000	United States Dollar 10,993,353	JPMorgan Chase Bank, N.A.	$1,254,319	$—	$1,254,319
2/27/15	United States Dollar 910,780	Canadian Dollar 1,090,000	JPMorgan Chase Bank, N.A.	—	(53,304)	(53,304)
2/27/15	United States Dollar 2,421,996	Canadian Dollar 2,760,000	JPMorgan Chase Bank, N.A.	—	(250,774)	(250,774)

				$1,254,319	$(304,078)	$950,241

14

Credit Default Swaps — Sell Protection

Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Bank of America, N.A.	Amkor Technology, Inc.	B2/BB	$1,150	5.00	%(1)	6/20/15	$26,644	$3,890	$30,534
Barclays Bank PLC	Amkor Technology, Inc.	B2/BB	2,000	5.00	(1)	6/20/15	46,338	10,513	56,851
Credit Suisse International	Ford Motor Co.	Baa3/BBB-	1,000	5.00	(1)	12/20/16	93,686	(760)	92,926
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	91,241	(15,839)	75,402
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	91,240	(28,347)	62,893
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	2,100	5.00	(1)	12/20/16	196,739	(40,046)	156,693
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	91,241	(18,344)	72,897
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	2,100	5.00	(1)	12/20/16	196,739	(29,666)	167,073

Total			$11,650				$833,868	$(118,599)	$715,269

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $11,650,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At January 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against the risk, the Portfolio enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Swap contracts	$833,868	$—
Foreign Exchange	Forward foreign currency exchange contracts	1,254,319	(304,078)

Total		$2,088,187	$(304,078)

15

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$846,579,585	$2,897,506	$849,477,091
Senior Floating-Rate Interests	—	51,351,386	—	51,351,386
Convertible Bonds	—	11,278,279	—	11,278,279
Commercial Mortgage-Backed Securities	—	2,129,301	—	2,129,301
Common Stocks	21,540,391	7,161,824	3,294,524	31,996,739
Convertible Preferred Stocks	979,422	4,978,763	—	5,958,185
Miscellaneous	87,134	3,643,725	4,000,000	7,730,859
Warrants	—	—	16	16
Short-Term Investments	—	38,412,035	—	38,412,035
Total Investments	$22,606,947	$965,534,898	$10,192,046	$998,333,891
Forward Foreign Currency Exchange Contracts	$—	$1,254,319	$—	$1,254,319
Swap Contracts	—	833,868	—	833,868
Total	$22,606,947	$967,623,085	$10,192,046	$1,000,422,078

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(304,078)	$—	$(304,078)
Total	$—	$(304,078)	$—	$(304,078)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2015 is not presented.

At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

16

Eaton Vance

Multi-Strategy Absolute Return Fund

January 31, 2015 (Unaudited)

Eaton Vance Multi-Strategy Absolute Return Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates and in shares of Parametric Emerging Markets Fund and Parametric International Equity Fund (the Affilated Investment Funds). The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2015, the Fund owned 0.2% of Boston Income Portfolio’s outstanding interests, 59.4% of CMBS Portfolio’s outstanding interests, 0.2% of Eaton Vance Floating Rate Portfolio’s outstanding interests, 1.4% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, 1.2% of Government Obligations Portfolio’s outstanding interests, 98.7% of MSAR Completion Portfolio’s outstanding interests and 3.4% of Short-Term U.S. Government Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2015 is set forth below.

PORTFOLIO OF INVESTMENTS (Unaudited) Investments in Affiliated Portfolios
Description		Value	% of Net Assets
Boston Income Portfolio (identified cost, $9,953,530)		$10,098,919	5.3%

CMBS Portfolio (identified cost, $20,187,235)		20,118,106	10.6

Eaton Vance Floating Rate Portfolio (identified cost, $30,040,614)		27,175,479	14.3

Global Macro Absolute Return Advantage Portfolio (identified cost, $23,200,390)		23,688,014	12.4

Government Obligations Portfolio (identified cost, $4,559,800)		7,906,475	4.1

MSAR Completion Portfolio (identified cost, $77,657,038)		79,066,088	41.5

Short-Term U.S. Government Portfolio (identified cost, $9,566,801)		9,368,934	4.9

Total Investments in Affiliated Portfolios (identified cost $175,165,408)		$177,422,015	93.1%

Investments in Affiliated Investment Funds

Security	Shares	Value	% of Net Assets
Parametric Emerging Markets Fund, Institutional Class	467,117	$6,488,258	3.4%
Parametric International Equity Fund, Institutional Class	615,420	7,034,251	3.7

Total Investments in Affiliated Investment Funds (identified cost $15,548,667)		$13,522,509	7.1%

Total Investments (identified cost $190,714,075)		$190,944,524	100.2%

Other Assets, Less Liabilities		$(433,773)	(0.2)%

Net Assets		$190,510,751	100.0%

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$200,080,416

Gross unrealized appreciation	$—
Gross unrealized depreciation	(9,135,892)

Net unrealized appreciation	$(9,135,892)

1

Affiliated Investment Funds

Transactions with Affiliated Investment Funds for the fiscal year to date ended January 31, 2015 were as follows:

Fund	Value, beginning of period	Cost of purchases	Proceeds from sales	Investment income	Realized gain (loss)	Value, end of period
Parametric Emerging Markets Fund, Institutional Class	$7,115,854	$137,790	$—	$137,790	$—	$6,488,258
Parametric International Equity Fund, Institutional Class	7,152,241	410,877	—	410,877	—	7,034,251

Total	$14,268,095	$548,667	$—	$548,667	$—	$13,522,509

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2015 and October 31, 2014, the Fund’s investments in securities and investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s and Affiliated Investment Fund’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

2

Eaton Vance

Multi-Strategy All Market Fund

January 31, 2015 (Unaudited)

Eaton Vance Multi-Strategy All Market Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates and in shares of Eaton Vance Hexavest Global Equity Fund, Parametric Emerging Markets Fund and Parametric International Equity Fund (the Affiliated Investment Funds). The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2015, the Fund owned 0.1% of Boston Income Portfolio’s outstanding interests, 7.4% of CMBS Portfolio’s outstanding interests, 0.1% of Eaton Vance Floating Rate Portfolio’s outstanding interests, 0.7% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, less than 0.05% of Government Obligations Portfolio’s outstanding interests, less than 0.05% of International Income Portfolio’s outstanding interests and 99.9% of MSAM Completion Portfolio’s outstanding interests. The Fund’s Consolidated Portfolio of Investments at January 31, 2015 is set forth below.

1

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios

Description		Value	% of Net Assets
Boston Income Portfolio (identified cost, $6,176,659)		$6,709,990	9.5%

CMBS Portfolio (identified cost, $2,527,316)		2,515,574	3.6

Eaton Vance Floating Rate Portfolio (identified cost, $16,107,822)		15,650,988	22.2

Global Macro Absolute Return Advantage Portfolio (identified cost, $11,192,262)		11,110,858	15.7

Government Obligations Portfolio (identified cost, $44,748)		3,311	0.0 (1)

International Income Portfolio (identified cost, $7,581)		1	0.0 (1)

MSAM Completion Portfolio (identified cost, $14,760,256)		14,808,518	21.0

Total Investments in Affiliated Portfolios (identified cost $50,816,644)		$50,799,240	72.0%

Investments in Affiliated Investment Funds

Security	Shares	Value	% of Net Assets
Eaton Vance Hexavest Global Equity Fund, Class I	619,926	$7,209,736	10.2%
Parametric Emerging Markets Fund, Institutional Class	97,912	1,360,000	2.0
Parametric International Equity Fund, Institutional Class	130,608	1,492,847	2.1

Total Investments in Affiliated Investment Funds (identified cost $9,966,724)		$10,062,583	14.3%

Exchange-Traded Funds

Security	Shares	Value	% of Net Assets
SPDR Gold Trust(2)	24,876	$3,070,942	4.3%
WisdomTree Europe Hedged Equity Fund	62,909	3,792,155	5.4
WisdomTree Japan Hedged Equity Fund	44,879	2,208,944	3.1

Total Exchange-Traded Funds (identified cost $9,403,508)		$9,072,041	12.8%

Asset-Backed Securities

Security	Principal Amount (000’s omitted)	Value	% of Net Assets
DNKN, Series 2015-1A, Class A2I, 3.262%, 2/20/45(3)	$75	$75,784	0.1%

Total Asset-Backed Securities (identified cost $75,000)		$75,784	0.1%

2

Short-Term Investments

U.S. Treasury Obligations

Security	Principal Amount (000’s omitted)	Value	% of Net Assets
U.S. Treasury Bill, 0.00%, 6/18/15	$150	$149,982	0.2%

Total U.S. Treasury Obligations (identified cost $149,983)		$149,982	0.2%

Total Investments (identified cost $70,411,859)		$70,159,630	99.4%

Other Assets, Less Liabilities		$401,181	0.6%

Net Assets		$70,560,811	100.0%

DNKN	-	DB Master Finance LLC

(1)	Amount is less than 0.05%.

(2)	Non-income producing.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $75,784 or 0.1% of the Fund’s net assets.

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance AM Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2015 were $3,519,078 or 5.0% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

A summary of open financial instruments at January 31, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Equity Futures
3/15	35 E-Mini S&P 500 Index	Long	$3,483,197	$3,479,700	$(3,497)
Interest Rate Futures
3/15	17 U.S. 10-Year Treasury Note	Long	2,150,898	2,224,875	73,977
3/15	27 U.S. Ultra-Long Treasury Bond	Long	4,417,489	4,831,313	413,824

					$484,304

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Societe Generale	$700	Receives	SGI Vol Invest Alpha 2 Index	Pays	0.30%	6/15/15	$(10,116)
Societe Generale	1,400	Receives	SGI Vol Invest Beta 2 Index	Pays	1-Month USD- LIBOR-BBA + 0.30%	6/15/15	37,299
Societe Generale	3,600	Receives	SGI Commodity Dual Strategy Index(1)(2)	Pays	0.35%	10/5/15	(910)
Societe Generale	2,700	Receives	SGI Eaton Vance Risk Premia Index(1)(3)	Pays	0.35	10/5/15	(703)

							$25,570

3

(1)	Swap is subject to optional notional adjustments prior to the termination date whereby the Fund may decrease the notional amount upon notification to the counterparty or increase the notional amount upon mutual agreement with the counterparty.

(2)	Represents a custom index created by Societe Generale comprised of two underlying indices as follows: SGI Commodity Curve Momentum Index (50%) and SGI Smart Market Neutral Commodity 2 Index (50%).

(3)	Represents a custom index created by Societe Generale comprised of three underlying indices as follows: SGI FX-G4 Smile Premium Index (40%), SGI FX-G10 Mean Reversion Index (40%) and SGI US Delta Cap Mean Reversion Index (20%).

At January 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Fund is subject to the following risks:

Commodity Risk: The Fund invests in commodity-linked derivative instruments, including total return swaps based on a commodity index, to enhance total return and to gain exposure to the investment returns of commodities markets without investing directly in physical commodities.

Equity Price Risk: The Fund enters into total return swap agreements on a security, basket of securities or an index to hedge against fluctuations in securities prices. The Fund also enters into equity futures contracts to enhance total return and/or manage certain investment risks.

Foreign Exchange Risk: The Fund enters into total return swaps to enhance total return.

Interest Rate Risk: The Fund enters into interest rate futures contracts to manage the effective duration of the Fund and to hedge against fluctuations in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Total Return Swaps	$—	$(910)

Total		$—	$(910)

Equity Price	Financial Futures Contracts*	$—	$(3,497)
Equity Price	Total Return Swaps	37,299	(10,116)

Total		$37,299	$(13,613)

Foreign Exchange	Total Return Swaps	$—	$(703)

Total		$—	$(703)

Interest Rate	Financial Futures Contracts*	$487,801	$—

Total		$487,801	$—

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Fund’s investment in the Subsidiary and including the affiliated Portfolios, at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$71,164,355

Gross unrealized appreciation	$834,897
Gross unrealized depreciation	(1,541,469)

Net unrealized depreciation	$(706,572)

Affiliated Investment Funds

Transactions with Affiliated Investment Funds for the fiscal year to date ended January 31, 2015 were as follows:

Fund	Value, beginning of period	Cost of purchases	Proceeds from sales	Investment income	Realized gain (loss)	Value, end of period
Eaton Vance Hexavest Global Equity Fund, Class I	$7,300,444	$348,957	$—	$348,957	$—	$7,209,736

4

Fund	Value, beginning of period	Cost of purchases	Proceeds from sales	Investment income	Realized gain (loss)	Value, end of period
Parametric Emerging Markets Fund, Institutional Class	$1,491,551	$28,882	$—	$28,882	$—	$1,360,000
Parametric International Equity Fund, Institutional Class	1,517,887	87,199	—	87,199	—	1,492,847

Total	$10,309,882	$465,038	$—	$465,038	$—	$10,062,583

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments in securities, investments in the Portfolios and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$50,799,240	$—	$—	$50,799,240
Investments in Affiliated Investment Funds	10,062,583	—	—	10,062,583
Exchange-Traded Funds	9,072,041	—	—	9,072,041
Asset-Backed Securities	—	75,784	—	75,784
Short-Term Investments	—	149,982	—	149,982
Total Investments	$69,933,864	$225,766	$—	$70,159,630
Futures Contracts	$487,801	$—	$—	$487,801
Swap Contracts	—	37,299	—	37,299
Total	$70,421,665	$263,065	$—	$70,684,730

Liability Description
Futures Contracts	$(3,497)	$—	$—	$(3,497)
Swap Contracts	—	(11,729)	—	(11,729)
Total	$(3,497)	$(11,729)	$—	$(15,226)

The Fund held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s and Affiliated Investment Fund’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

5

Eaton Vance

Short Duration Government Income Fund

January 31, 2015 (Unaudited)

Eaton Vance Short Duration Government Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2015, the Fund owned 93.2% of Short-Term U.S. Government Portfolio’s outstanding interests, 8.9% of Government Obligations Portfolio’s outstanding interests and 0.2% of Senior Debt Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2015 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Short-Term U.S. Government Portfolio (identified cost, $251,370,277)	$256,344,270	79.0%

Government Obligations Portfolio (identified cost, $59,934,416)	59,697,109	18.4

Senior Debt Portfolio (identified cost, $10,199,190)	9,964,339	3.1

Total Investments in Affiliated Portfolios (identified cost $321,503,883)	$326,005,718	100.5%

Other Assets, Less Liabilities	$(1,629,929)	(0.5)%

Net Assets	$324,375,789	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2015 and October 31, 2014, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Short-Term U.S. Government Portfolio’s Portfolio of Investments is set forth below. A copy of the Form N-Q (containing a schedule of investments) for Government Obligations Portfolio and Senior Debt Portfolio at January 31, 2015 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Short-Term U.S. Government Portfolio

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 66.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
1.913%, with various maturities to 2022(1)	$2,046	$2,100,256
1.921%, with various maturities to 2037(1)	1,679	1,740,042
2.096%, with maturity at 2035(1)	3,481	3,557,194
2.10%, with maturity at 2034(1)	4,981	5,267,071
2.232%, with maturity at 2020(1)	302	308,324
2.36%, with maturity at 2038(1)	4,344	4,661,878
2.364%, with maturity at 2036(1)	3,912	4,180,808
2.379%, with maturity at 2033(1)	1,955	2,086,162
2.385%, with maturity at 2035(1)(2)	11,033	11,793,705
2.408%, with maturity at 2023(1)	1,215	1,256,384
2.457%, with maturity at 2036(1)	4,804	5,153,518
2.61%, with maturity at 2022(1)	145	148,246
2.882%, with maturity at 2035(1)	2,814	3,001,511
2.92%, with maturity at 2034(1)	1,534	1,638,633
2.95%, with maturity at 2025(1)	939	987,908
3.01%, with maturity at 2032(1)	963	985,992
3.094%, with maturity at 2029(1)	606	614,412
3.861%, with maturity at 2034(1)	604	658,183
4.079%, with maturity at 2037(1)	3,297	3,595,648
4.374%, with maturity at 2030(1)	976	1,064,120
4.50%, with various maturities to 2035	3,195	3,425,303
4.54%, with maturity at 2032(1)	673	720,083
4.712%, with maturity at 2033(1)	3,713	4,080,847
5.00%, with various maturities to 2018	1,747	1,840,016
5.50%, with various maturities to 2018	890	935,595
6.00%, with various maturities to 2035(2)	5,308	6,143,750
6.50%, with various maturities to 2030	803	867,081
7.00%, with various maturities to 2035	1,131	1,332,292
7.50%, with various maturities to 2017	17	17,448
8.00%, with various maturities to 2025	110	115,419
9.25%, with maturity at 2017	1	898

		$74,278,727

Federal National Mortgage Association:
1.913%, with maturity at 2032(1)	$1,901	$1,979,766
1.921%, with various maturities to 2035(1)	4,174	4,339,597
1.936%, with various maturities to 2037(1)	1,077	1,116,162
2.024%, with maturity at 2018(1)	23	23,461
2.034%, with maturity at 2031(1)	3,094	3,164,256
2.062%, with maturity at 2038(1)	1,197	1,222,861
2.183%, with maturity at 2033(1)	1,066	1,140,231
2.208%, with maturity at 2037(1)	3,886	4,038,945
2.254%, with maturity at 2031(1)	2,467	2,574,685
2.262%, with maturity at 2037(1)	3,508	3,745,917
2.263%, with maturity at 2040(1)	1,230	1,312,929
2.307%, with maturity at 2036(1)	1,023	1,091,420

1

Security	Principal Amount (000’s omitted)	Value
2.333%, with maturity at 2039(1)	$6,424	$6,860,302
2.393%, with maturity at 2036(1)	4,545	4,875,417
2.425%, with maturity at 2034(1)	1,661	1,781,639
2.446%, with maturity at 2029(1)	148	150,625
2.493%, with maturity at 2038(1)	1,861	1,996,622
2.517%, with maturity at 2028(1)	2,587	2,746,987
2.521%, with maturity at 2020(1)	472	477,555
2.552%, with maturity at 2030(1)	438	449,436
2.572%, with maturity at 2036(1)	334	343,415
2.604%, with maturity at 2019(1)	907	930,699
2.625%, with maturity at 2018(1)	18	17,843
2.661%, with maturity at 2018(1)	171	173,078
2.73%, with maturity at 2030(1)	1,585	1,636,832
2.836%, with maturity at 2030(1)	1,052	1,114,387
2.894%, with maturity at 2021(1)	466	479,805
2.998%, with maturity at 2036(1)	1,083	1,118,528
3.22%, with maturity at 2034(1)	2,742	2,950,718
3.409%, with maturity at 2021(1)	451	466,019
3.581%, with maturity at 2026(1)	808	877,004
3.634%, with maturity at 2021(1)	705	731,363
3.639%, with maturity at 2034(1)	4,402	4,800,526
3.722%, with maturity at 2035(1)	1,668	1,818,425
3.732%, with maturity at 2036(1)	299	317,362
3.864%, with maturity at 2036(1)	2,427	2,647,067
3.869%, with maturity at 2035(1)	1,190	1,298,030
3.946%, with maturity at 2034(1)	2,819	3,073,701
4.106%, with maturity at 2033(1)	942	1,039,868
4.164%, with maturity at 2035(1)	2,054	2,259,817
4.253%, with maturity at 2034(1)	828	903,055
4.511%, with maturity at 2034(1)	1,162	1,266,855
4.547%, with maturity at 2029(1)	1,882	2,052,495
4.686%, with maturity at 2034(1)	2,109	2,314,303
5.00%, with various maturities to 2019(2)	2,637	2,787,532
6.00%, with various maturities to 2031	2,282	2,582,030
6.32%, with maturity at 2032(1)	366	409,016
6.50%, with various maturities to 2036	8,782	10,229,258
7.00%, with various maturities to 2037(2)	7,534	8,873,583
8.00%, with maturity at 2034	1,203	1,422,205
8.915%, with maturity at 2018	64	67,133
9.50%, with maturity at 2022	188	212,102

		$106,302,867

Government National Mortgage Association:
1.625%, with various maturities to 2027(1)	$452	$461,605
2.00%, with maturity at 2026(1)	242	252,106
5.00%, with maturity at 2018	1,039	1,100,462
8.25%, with maturity at 2020	130	144,304
9.00%, with maturity at 2017	80	84,507

		$2,042,984

Total Mortgage Pass-Throughs (identified cost $178,566,076)		$182,624,578

2

Collateralized Mortgage Obligations — 19.2%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 1.336%, 10/15/22(3)	$46	$45,733
Series 2135, Class JZ, 6.00%, 3/15/29	1,829	2,062,099
Series 3030, (Interest Only), Class SL, 5.934%, 9/15/35(4)(5)	5,896	960,546
Series 3114, (Interest Only), Class TS, 6.484%, 9/15/30(4)(5)	14,243	2,441,593
Series 3339, (Interest Only), Class JI, 6.424%, 7/15/37(4)(5)	4,842	736,690
Series 3872, (Interest Only), Class NI, 5.50%, 12/15/21(4)	9,568	1,071,381
Series 4088, (Interest Only), Class EI, 3.50%, 9/15/41(4)	6,370	843,951
Series 4109, (Interest Only), Class SA, 6.034%, 9/15/32(4)(5)	5,541	1,146,784
Series 4385, Class SC, 8.938%, 9/15/44(5)	6,416	6,753,211
Series 4398, Class US, 8.167%, 10/15/44(5)	1,862	1,862,230
Series 4407, Class LN, 8.925%, 12/15/43(5)	1,880	2,006,749

		$19,930,967

Federal National Mortgage Association:
Series G93-17, Class FA, 1.168%, 4/25/23(3)	$105	$106,991
Series G93-36, Class ZQ, 6.50%, 12/25/23	464	524,731
Series G97-4, Class FA, 0.968%, 6/17/27(3)	407	412,520
Series 296, (Interest Only), Class 2, 8.00%, 4/25/24(4)	1,269	219,376
Series 1993-203, Class PL, 6.50%, 10/25/23	479	543,408
Series 1993-250, Class Z, 7.00%, 12/25/23	32	32,691
Series 1994-14, Class F, 2.286%, 10/25/23(3)	525	537,510
Series 2001-4, Class GA, 9.434%, 4/17/25(6)	65	72,970
Series 2004-60, (Interest Only), Class SW, 6.882%, 4/25/34(4)(5)	7,064	1,336,374
Series 2005-68, (Interest Only), Class XI, 6.00%, 8/25/35(4)	5,176	1,287,431
Series 2006-65, (Interest Only), Class PS, 7.052%, 7/25/36(4)(5)	4,195	734,867
Series 2007-99, (Interest Only), Class SD, 6.232%, 10/25/37(4)(5)	6,818	1,125,604
Series 2009-48, Class WA, 5.829%, 7/25/39(6)	1,324	1,493,292
Series 2009-62, Class WA, 5.564%, 8/25/39(6)	2,067	2,326,412
Series 2009-93, (Interest Only), Class SC, 5.982%, 11/25/39(4)(5)	11,905	2,113,274
Series 2010-13, (Interest Only), Class PI, 5.00%, 11/25/38(4)	5,037	195,776
Series 2010-135, (Interest Only), Class SD, 5.832%, 6/25/39(4)(5)	7,044	946,744
Series 2011-13, (Interest Only), Class AI, 4.50%, 7/25/21(4)	7,365	508,065
Series 2011-49, Class NT, 6.00%, 6/25/41(5)	1,261	1,428,094
Series 2011-59, (Interest Only), Class IW, 6.00%, 7/25/41(4)	4,733	952,337
Series 2011-82, (Interest Only), Class AI, 5.50%, 8/25/26(4)	9,463	819,699
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(4)	14,572	1,705,980
Series 2014-55, (Interest Only), Class IL, 3.50%, 9/25/44(4)	7,844	1,263,889
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(4)	7,734	1,144,484
Series 2014-61, Class US, 8.164%, 10/25/44(5)	980	996,627

		$22,829,146

Government National Mortgage Association:
Series 2010-134, (Interest Only), Class ES, 5.832%, 11/20/39(4)(5)	$24,198	$2,634,129
Series 2011-48, (Interest Only), Class SD, 6.502%, 10/20/36(4)(5)	9,455	908,418
Series 2014-58, Class US, 13.058%, 4/20/44(5)	1,378	1,436,004

3

Security	Principal Amount (000’s omitted)	Value
Series 2014-146, Class S, 5.898%, 10/20/44(5)	$4,792	$4,932,997

		$9,911,548

Total Collateralized Mortgage Obligations (identified cost $54,062,353)		$52,671,661

U.S. Government Agency Obligations — 9.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Bank:
5.75%, 6/12/26	$6,000	$8,054,166

		$8,054,166

United States Agency for International Development - Israel:
0.00%, 3/15/21	$20,000	$17,947,040

		$17,947,040

Total U.S. Government Agency Obligations (identified cost $21,748,552)		$26,001,206

Short-Term Investments — 5.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(7)	$15,409	$15,408,987

Total Short-Term Investments (identified cost $15,408,987)		$15,408,987

Total Investments — 100.6% (identified cost $269,785,968)		$276,706,432

Interest Rate Swaptions Written — (1.0)%

Description	Counterparty	Expiration Date	Notional Amount	Value
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.45%	Citibank, N.A.	10/15/15	$50,000,000	$(2,743,750)

Total Interest Rate Swaptions Written (premium received $1,325,000)	$(2,743,750)

Other Assets, Less Liabilities — 0.4%	$1,039,067

Net Assets — 100.0%	$275,001,749

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2015.

(2)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2015.

4

(4)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2015.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2015.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $12,769.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$271,587,902

Gross unrealized appreciation	$10,778,519
Gross unrealized depreciation	(5,659,989)

Net unrealized appreciation	$5,118,530

A summary of open financial instruments at January 31, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
3/15	130 U.S. 2-Year Treasury Note	Short	$(28,463,906)	$(28,569,531)	$(105,625)
3/15	240 U.S. 5-Year Treasury Note	Short	(28,575,000)	(29,122,500)	(547,500)
3/15	70 U.S. 10-Year Treasury Note	Short	(8,843,515)	(9,161,250)	(317,735)
3/15	80 U.S. Ultra-Long Treasury Bond	Long	12,680,000	14,315,000	1,635,000

					$664,140

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	$10,000	Pays	3-month USD- LIBOR-BBA	2.61%	June 1, 2017/ June 1, 2022	$294,970
Deutsche Bank AG	10,000	Receives	3-month USD- LIBOR-BBA	2.82	June 1, 2017/ June 1, 2047	(1,130,290)

						$(835,320)

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

Written swaptions activity for the fiscal year to date ended January 31, 2015 was as follows:

	Notional Amount	Premiums Received
Outstanding, beginning of period	$50,000,000	$1,325,000

Outstanding, end of period	$50,000,000	$1,325,000

At January 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures, interest rate swaps and swaptions to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

5

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Written swaptions	$—		$(2,743,750)
Futures contracts	1,635,000	(1)	(970,860	)(1)
Swap contracts	294,970		(1,130,290)

Total	$1,929,970		$(4,844,900)

(1)	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$182,624,578	$—	$182,624,578
Collateralized Mortgage Obligations	—	52,671,661	—	52,671,661
U.S. Government Agency Obligations	—	26,001,206	—	26,001,206
Short-Term Investments	—	15,408,987	—	15,408,987
Total Investments	$—	$276,706,432	$—	$276,706,432
Futures Contracts	$1,635,000	$—	$—	$1,635,000
Swap Contracts	—	294,970	—	294,970
Total	$1,635,000	$277,001,402	$—	$278,636,402

Liability Description
Interest Rate Swaptions Written	$—	$(2,743,750)	$—	$(2,743,750)
Futures Contracts	(970,860)	—	—	(970,860)
Swap Contracts	—	(1,130,290)	—	(1,130,290)
Total	$(970,860)	$(3,874,040)	$—	$(4,844,900)

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Short Duration High Income Fund

January 31, 2015 (Unaudited)

Eaton Vance Short Duration High Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Short Duration High Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2015, the value of the Fund’s investment in the Portfolio was $8,480,450 and the Fund owned 14.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Short Duration High Income Portfolio

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 89.5%

Security	Principal Amount (000’s omitted)	Value
Air Transportation — 2.3%
US Airways Group, Inc., 6.125%, 6/1/18	$1,250	$1,320,312

		$1,320,312

Automotive & Auto Parts — 2.0%
Chrysler Group, LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	$200	$211,250
General Motors Financial Co., Inc., 2.75%, 5/15/16	175	177,516
Schaeffler Holding Finance BV, 6.875%, 8/15/18(1)(2)	750	787,500

		$1,176,266

Broadcasting — 3.8%
AMC Networks, Inc., 7.75%, 7/15/21	$1,000	$1,085,000
Crown Media Holdings, Inc., 10.50%, 7/15/19	1,000	1,090,000

		$2,175,000

Building Materials — 1.1%
Interline Brands, Inc., 10.00%, 11/15/18(2)	$586	$616,765

		$616,765

Cable/Satellite TV — 3.2%
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	$500	$520,000
CSC Holdings, LLC, 7.875%, 2/15/18	500	561,250
DISH DBS Corp., 4.625%, 7/15/17	750	766,875

		$1,848,125

Capital Goods — 1.0%
Case New Holland Industrial, Inc., 7.875%, 12/1/17	$500	$553,125

		$553,125

Chemicals — 0.9%
Ashland, Inc., 3.00%, 3/15/16	$500	$503,125

		$503,125

Consumer Products — 1.5%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$1,000	$870,000

		$870,000

Containers — 3.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.241%, 12/15/19(1)(3)	$1,000	$963,750
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/16(1)	250	246,875
Reynolds Group Holdings, Inc., 8.50%, 5/15/18	1,000	1,023,750

		$2,234,375

Diversified Financial Services — 11.2%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 2.75%, 5/15/17(1)	$1,000	$995,000
Air Lease Corp., 5.625%, 4/1/17	750	806,085
Ally Financial, Inc., 8.00%, 12/31/18	250	283,750
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	1,386	1,420,650
CIT Group, Inc., 5.25%, 3/15/18	905	941,200
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17	500	501,875
International Lease Finance Corp., 2.191%, 6/15/16(3)	500	499,775
International Lease Finance Corp., 8.75%, 3/15/17	450	501,817
Navient Corp., 4.625%, 9/25/17	250	256,563
Navient Corp., 6.00%, 1/25/17	250	262,525

		$6,469,240

1

Security	Principal Amount (000’s omitted)	Value
Diversified Media — 0.9%
IAC/InterActiveCorp, 4.875%, 11/30/18	$500	$516,250

		$516,250

Energy — 6.4%
American Energy-Permian Basin, LLC/AEPB Finance Corp., 6.752%, 8/1/19(1)(3)	$500	$367,500
Chesapeake Energy Corp., 3.503%, 4/15/19(3)	1,000	967,500
Chesapeake Energy Corp., 7.25%, 12/15/18	250	275,000
Sabine Pass LNG, LP, 7.50%, 11/30/16	1,000	1,057,500
Seadrill, Ltd., 6.50%, 10/5/15	1,000	1,000,000

		$3,667,500

Entertainment/Film — 0.9%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/1/18(1)	$500	$520,000

		$520,000

Food/Beverage/Tobacco — 1.9%
Constellation Brands, Inc., 7.25%, 9/1/16	$1,014	$1,102,725

		$1,102,725

Gaming — 2.9%
MGM Resorts International, 6.625%, 7/15/15	$500	$510,000
MGM Resorts International, 6.875%, 4/1/16	500	523,750
Station Casinos, LLC, 7.50%, 3/1/21	125	131,875
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	500	510,000

		$1,675,625

Health Care — 4.8%
Alere, Inc., 7.25%, 7/1/18	$400	$422,000
Alere, Inc., 8.625%, 10/1/18	500	520,000
HCA, Inc., 6.50%, 2/15/16	1,250	1,313,000
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	500	533,125

		$2,788,125

Homebuilders/Real Estate — 0.9%
iStar Financial, Inc., 3.875%, 7/1/16	$250	$251,875
Realogy Group, LLC/Sunshine Group Florida, Ltd. (The), 3.375%, 5/1/16(1)	250	249,375

		$501,250

Leisure — 1.9%
NCL Corp., Ltd., 5.00%, 2/15/18	$500	$508,750
NCL Corp., Ltd., 5.25%, 11/15/19(1)	55	55,687
Royal Caribbean Cruises, 7.25%, 6/15/16	500	536,250

		$1,100,687

Metals/Mining — 0.8%
FMG Resources August 2006 Pty, Ltd., 6.875%, 2/1/18(1)	$222	$215,556
Novelis, Inc., 8.375%, 12/15/17	250	260,000

		$475,556

Restaurants — 1.4%
NPC International, Inc., 10.50%, 1/15/20	$750	$780,938

		$780,938

Services — 5.6%
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 2.984%, 12/1/17(3)	$925	$925,000
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	30	29,456
Laureate Education, Inc., 9.75%, 9/1/19(1)	500	510,000
TransUnion Holding Co., Inc., 8.125%, 6/15/18(2)	515	526,588
TransUnion Holding Co., Inc., 9.625%, 6/15/18(2)	170	171,806
United Rentals North America, Inc., 5.75%, 7/15/18	1,000	1,037,500

		$3,200,350

Super Retail — 7.5%
Claire’s Stores, Inc., 9.00%, 3/15/19(1)	$185	$173,900

2

Security	Principal Amount (000’s omitted)	Value
Express, LLC/Express Finance Corp., 8.75%, 3/1/18	$1,750	$1,805,650
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc., 7.50%, 8/1/18(1)(2)	43	44,182
New Academy Finance Co., LLC/New Academy Finance Corp., 8.00%, 6/15/18(1)(2)	1,295	1,269,100
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	1,000	1,045,000

		$4,337,832

Technology — 8.5%
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	$500	$510,625
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	250	273,125
Brightstar Corp., 9.50%, 12/1/16(1)	1,500	1,577,812
NXP BV/NXP Funding, LLC, 3.50%, 9/15/16(1)	500	503,750
NXP BV/NXP Funding, LLC, 3.75%, 6/1/18(1)	1,000	1,005,000
SunGard Data Systems, Inc., 7.375%, 11/15/18	1,000	1,040,000

		$4,910,312

Telecommunications — 10.9%
Digicel, Ltd., 8.25%, 9/1/17(1)	$750	$765,000
Hughes Satellite Systems Corp., 6.50%, 6/15/19	250	268,438
Intelsat Luxembourg SA, 6.75%, 6/1/18	1,500	1,533,750
Level 3 Financing, Inc., 3.826%, 1/15/18(3)	750	756,562
Sprint Communications, Inc., 8.375%, 8/15/17	250	272,188
Sprint Communications, Inc., 9.00%, 11/15/18(1)	1,175	1,357,125
T-Mobile USA, Inc., 5.25%, 9/1/18	275	285,656
Telesat Canada/Telesat, LLC, 6.00%, 5/15/17(1)	1,000	1,015,500

		$6,254,219

Transportation Ex Air/Rail — 0.3%
XPO Logistics, Inc., 7.875%, 9/1/19(1)	$160	$167,000

		$167,000

Utilities — 3.0%
AES Corp. (The), 3.234%, 6/1/19(3)	$1,500	$1,481,250
AES Corp. (The), 9.75%, 4/15/16	240	261,000

		$1,742,250

Total Corporate Bonds & Notes (identified cost $52,259,779)		$51,506,952

Senior Floating-Rate Interests — 9.5%(4)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Publishing/Printing — 1.7%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$993	$987,744

		$987,744

Restaurants — 0.8%
NPC International, Inc., Term Loan, 4.00%, Maturing 12/28/18	$499	$488,744

		$488,744

Services — 2.5%
Hertz Corporation (The), Term Loan, 4.00%, Maturing 3/11/18	$496	$494,497
Laureate Education, Inc., Term Loan, 5.00%, Maturing 6/15/18	987	930,519

		$1,425,016

Technology — 1.7%
First Data Corporation, Term Loan, 3.67%, Maturing 3/24/17	$1,000	$990,500

		$990,500

Telecommunications — 2.8%
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	$1,600	$1,590,000

		$1,590,000

3

		Value
Total Senior Floating-Rate Interests (identified cost $5,541,032)		$5,482,004

Convertible Bonds — 0.5%

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.5%
Hologic, Inc., 0.00%, 12/15/43	$250	$283,906

		$283,906

Total Convertible Bonds (identified cost $274,173)		$283,906

Commercial Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value
HILT, Series 2013-HLT, Class EFX, 5.222%, 11/5/30(1)(5)	$120	$123,737

		$123,737

Total Commercial Mortgage-Backed Securities (identified cost $120,318)		$123,737

Short-Term Investments — 0.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(6)	$84	$83,874

		$83,874

Total Short-Term Investments (identified cost $83,874)		$83,874

Total Investments — 99.9% (identified cost $58,279,176)		$57,480,473

Other Assets, Less Liabilities — 0.1%		$55,830

Net Assets — 100.0%		$57,536,303

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

HILT	-	Hilton USA Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $17,235,330 or 30.0% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2015.

4

(4)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2015.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $436.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,267,719

Gross unrealized appreciation	$233,626
Gross unrealized depreciation	(1,020,872)

Net unrealized depreciation	$(787,246)

The Portfolio did not have any open financial instruments at January 31, 2015.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$51,506,952	$—	$51,506,952
Senior Floating-Rate Interests	—	5,482,004	—	5,482,004
Convertible Bonds	—	283,906	—	283,906
Commercial Mortgage-Backed Securities	—	123,737	—	123,737
Short-Term Investments	—	83,874	—	83,874
Total Investments	$—	$57,480,473	$—	$57,480,473

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Short Duration Strategic Income Fund

January 31, 2015 (Unaudited)

Eaton Vance Short Duration Strategic Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates and in shares of Eaton Vance Institutional Emerging Markets Debt Fund (the Affiliated Investment Fund). The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2015, the Fund owned 3.4% of Boston Income Portfolio’s outstanding interests, 82.0% of Currency Income Advantage Portfolio’s outstanding interests, less than 0.05% of Eaton Vance Floating Rate Portfolio’s outstanding interests, 12.6% of Emerging Markets Local Income Portfolio’s outstanding interests, 14.4% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, 8.7% of Global Macro Portfolio’s outstanding interests, 83.9% of Global Opportunities Portfolio’s outstanding interests, 7.6% of High Income Opportunities Portfolio’s outstanding interests, less than 0.05% of International Income Portfolio’s outstanding interests, 0.3% of Senior Debt Portfolio’s outstanding interests and 72.2% of Short Duration High Income Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2015 is set forth below.

1

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios

Description	Value	% of Net Assets
Boston Income Portfolio (identified cost, $143,650,973)	$164,147,521	8.3%

Currency Income Advantage Portfolio (identified cost, $42,958,264)	41,894,775	2.1

Eaton Vance Floating Rate Portfolio (identified cost, $139)	20,399	0.0	(1)

Emerging Markets Local Income Portfolio (identified cost, $45,316,671)	43,791,142	2.2

Global Macro Absolute Return Advantage Portfolio (identified cost, $231,891,020)	237,723,370	12.0

Global Macro Portfolio (identified cost, $377,547,972)	403,209,656	20.4

Global Opportunities Portfolio (identified cost, $911,097,768)	894,036,987	45.3

High Income Opportunities Portfolio (identified cost, $65,608,946)	76,587,999	3.9

International Income Portfolio (identified cost, $0)	83,648	0.0	(1)

Senior Debt Portfolio (identified cost, $17,349,871)	17,093,602	0.9

Short Duration High Income Portfolio (identified cost, $42,086,313)	41,567,335	2.1

Total Investments in Affiliated Portfolios (identified cost $1,877,507,937)	$1,920,156,434	97.2%

Investments in Affiliated Investment Funds

Security	Shares	Value	% of Net Assets
Eaton Vance Institutional Emerging Markets Debt Fund, Class I	5,315,813	$48,586,530	2.5%

Total Investments in Affiliated Investment Funds (identified cost $51,845,761)		$48,586,530	2.5%

2

Short-Term Investments

Description	Principal Amount	Value	% of Net Assets
State Street Bank and Trust Euro Time Deposit, 0.01%, 2/2/15	$1,100,307	$1,100,307	0.1%

Total Short-Term Investments (identified cost $1,100,307)		$1,100,307	0.1%

Total Investments (identified cost $1,930,454,005)		$1,969,843,271	99.8%

Other Assets, Less Liabilities		$4,432,678	0.2%

Net Assets		$1,974,275,949	100.0%

(1)	Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,910,146,028

Gross unrealized appreciation	$88,722,195
Gross unrealized depreciation	(29,024,952)

Net unrealized appreciation	$59,697,243

Affiliated Investment Funds

Transactions with Affiliated Investment Funds for the fiscal year to date ended January 31, 2015 were as follows:

Fund	Value, beginning of period	Cost of purchases	Proceeds from sales	Investment income	Realized gain (loss)	Value, end of period
Eaton Vance Institutional Emerging Markets Debt Fund, Class I	$49,948,927	$1,845,761	$—	$1,845,761	$—	$48,586,530

Total	$49,948,927	$1,845,761	$—	$1,845,761	$—	$48,586,530

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$1,920,156,434	$—	$—	$1,920,156,434
Investments in Affiliated Investment Funds	48,586,530	—	—	48,586,530
Short-Term Investments	—	1,100,307	—	1,100,307
Total Investments	$1,968,742,964	$1,100,307	$—	$1,969,843,271

3

The Fund held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s and Affiliated Investment Fund’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

4

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

January 31, 2015 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2015, the Fund owned 1.3% of Tax-Managed Growth Portfolio’s outstanding interests, 16.5% of Tax-Managed Value Portfolio’s outstanding interests, 60.0% of Tax-Managed International Equity Portfolio’s outstanding interests, 42.7% of Tax-Managed Multi-Cap Growth Portfolio’s outstanding interests, 27.1% of Tax-Managed Small-Cap Portfolio’s outstanding interests and 48.0% of Tax-Managed Small-Cap Value Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2015 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Tax-Managed Growth Portfolio (identified cost, $79,717,609)	$129,252,820	29.5%

Tax-Managed Value Portfolio (identified cost, $92,466,978)	120,915,903	27.6

Tax-Managed International Equity Portfolio (identified cost, $56,849,756)	58,659,333	13.4

Tax-Managed Multi-Cap Growth Portfolio (identified cost, $33,815,414)	48,026,034	10.9

Tax-Managed Small-Cap Portfolio (identified cost, $35,583,504)	43,577,667	9.9

Tax-Managed Small-Cap Value Portfolio (identified cost, $27,326,634)	38,791,010	8.8

Total Investments in Affiliated Portfolios (identified cost, $325,759,895)	$439,222,767	100.1%

Other Assets, Less Liabilities	$(254,069)	(0.1)%

Net Assets	$438,968,698	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2015 and October 31, 2014, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Parametric Tax-Managed International Equity Fund

January 31, 2015 (Unaudited)

Parametric Tax-Managed International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2015, the value of the Fund’s investment in the Portfolio was $39,088,689 and the Fund owned 40.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed International Equity Portfolio

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Australia — 7.6%
AGL Energy, Ltd.	26,890	$297,261
Amcor, Ltd.	20,536	202,962
ARB Corp., Ltd.	2,741	24,564
Ardent Leisure Group	12,742	27,464
Aristocrat Leisure, Ltd.	17,703	95,903
Asciano, Ltd.	20,332	94,661
Automotive Holdings Group, Ltd.	8,319	24,329
BHP Billiton, Ltd.	18,367	423,630
Boral, Ltd.	5,759	24,926
Brambles, Ltd.	29,362	240,551
Breville Group, Ltd.	3,592	20,149
Cabcharge Australia, Ltd.	8,214	27,627
Cardno, Ltd.	4,551	10,394
carsales.com, Ltd.	6,799	54,139
Coca-Cola Amatil, Ltd.	13,087	98,229
Commonwealth Bank of Australia	6,814	471,154
Computershare, Ltd.	15,937	143,194
CSL, Ltd.	10,954	745,458
Domino’s Pizza Enterprises, Ltd.	1,997	40,373
Drillsearch Energy, Ltd.(1)	20,746	12,502
DUET Group	57,401	111,688
DuluxGroup, Ltd.	5,657	26,204
Echo Entertainment Group, Ltd.	21,995	68,725
Goodman Fielder, Ltd.	47,588	23,619
GPT Group (The)	11,738	41,156
GUD Holdings, Ltd.	6,188	37,636
GWA Group, Ltd.	12,353	25,296
Harvey Norman Holdings, Ltd.	10,834	33,090
Incitec Pivot, Ltd.	11,120	31,015
Invocare, Ltd.	3,580	36,129
Iress, Ltd.	4,049	32,392
JB Hi-Fi, Ltd.	3,121	40,456
MACA, Ltd.	15,122	9,656
Macquarie Atlas Roads Group	10,339	23,580
McMillan Shakespeare, Ltd.	3,315	29,457
Mirvac Group	18,336	27,426
MMA Offshore, Ltd.	14,644	9,050
Myer Holdings, Ltd.	19,418	23,390
National Australia Bank, Ltd.	6,570	181,190
Navitas, Ltd.	9,965	41,175
Newcrest Mining, Ltd.(1)	3,087	33,332
Oil Search, Ltd.	22,478	135,267
Origin Energy, Ltd.	20,678	170,631
Orora, Ltd.	57,701	94,955
Premier Investments, Ltd.	3,446	27,381
Prime Media Group, Ltd.	32,362	20,250
Qube Holdings, Ltd.	14,777	26,781
Ramsay Health Care, Ltd.	3,178	146,248
Recall Holdings, Ltd.	7,050	39,049
Retail Food Group, Ltd.	8,090	38,657
SAI Global, Ltd.	7,632	23,195
Scentre Group(1)	4,083	11,997
Skilled Group, Ltd.	12,305	12,433

1

Security	Shares	Value
SMS Management & Technology, Ltd.	8,747	$24,458
Southern Cross Media Group, Ltd.	25,786	20,980
Spark Infrastructure Group	56,969	94,335
STW Communications Group, Ltd.	23,198	16,499
Suncorp Group, Ltd.	2,484	28,302
Super Retail Group, Ltd.	4,935	33,306
Tabcorp Holdings, Ltd.	17,246	60,957
Tatts Group, Ltd.	43,654	130,644
Telstra Corp., Ltd.	152,362	768,512
Tox Free Solutions, Ltd.	9,194	20,770
Transpacific Industries Group, Ltd.	36,318	23,234
Transurban Group	27,194	194,481
Treasury Wine Estates, Ltd.	11,839	45,010
UGL, Ltd.	4,476	6,214
Village Roadshow, Ltd.	4,552	21,473
Westfield Corp.(1)	3,277	24,997
Westpac Banking Corp.	8,556	228,668
Whitehaven Coal, Ltd.(1)	23,116	22,070
Woodside Petroleum, Ltd.	12,096	321,257
Woolworths, Ltd.	23,156	569,840
WorleyParsons, Ltd.	4,274	31,799

		$7,399,782

Austria — 0.8%
ams AG	5,005	$195,903
Andritz AG	1,693	91,645
CA Immobilien Anlagen AG	1,563	31,656
Conwert Immobilien Invest SE	2,110	24,551
EVN AG	2,151	23,786
Immofinanz AG(1)	21,576	49,303
Lenzing AG	490	31,780
OMV AG	5,438	135,193
RHI AG	859	22,532
Schoeller-Bleckmann Oilfield Equipment AG	231	13,664
Verbund AG	6,332	110,827
Voestalpine AG	2,931	104,380

		$835,220

Belgium — 2.0%
Ageas	1,164	$39,860
Anheuser-Busch InBev NV	3,310	403,708
Belgacom SA	7,920	294,974
Colruyt SA	1,996	92,062
Econocom Group SA/NV	2,876	23,548
Euronav SA(1)	2,460	28,842
EVS Broadcast Equipment SA	652	21,988
Fagron	518	21,149
Groupe Bruxelles Lambert SA	2,220	184,045
Solvay SA	1,836	251,011
Telenet Group Holding NV(1)	3,141	174,679
UCB SA	4,522	351,535
Umicore SA	2,518	105,456

		$1,992,857

Denmark — 2.0%
A.P. Moller-Maersk A/S, Class A	49	$95,888
A.P. Moller-Maersk A/S, Class B	79	159,639
Carlsberg A/S, Class B	2,023	148,550
Coloplast A/S, Class B	1,750	137,945
Danske Bank A/S	5,821	150,661
DSV A/S	3,141	98,934
Novo Nordisk A/S, Class B	5,643	251,512

2

Security	Shares	Value
Novozymes A/S, Class B	7,848	$357,904
Pandora A/S	2,285	163,349
SimCorp A/S	775	22,523
TDC A/S	20,226	149,689
Tryg A/S	1,562	182,901

		$1,919,495

Finland — 2.0%
Amer Sports Oyj	1,589	$30,306
Elisa Oyj	7,951	211,496
Fortum Oyj	9,596	204,690
Kesko Oyj, Class B	3,462	126,510
Kone Oyj, Class B	2,563	115,597
Neste Oil Oyj	6,179	171,828
Nokia Oyj	33,063	254,272
Nokian Renkaat Oyj	3,048	75,118
Orion Oyj, Class B	6,528	215,226
Sampo Oyj, Class A	5,635	272,913
Sanoma Oyj	4,285	26,983
UPM-Kymmene Oyj	6,498	114,218
Valmet Oyj	3,262	42,003
Wartsila Oyj	1,510	70,000

		$1,931,160

France — 8.1%
Accor SA	611	$30,377
ADP	1,111	133,303
Air Liquide SA	6,248	787,675
Airbus Group NV	3,366	179,341
Alstom SA(1)	736	23,982
Alten SA	634	26,555
AtoS	1,608	118,236
AXA SA	7,444	174,130
BNP Paribas SA	4,623	242,732
Bouygues SA	672	23,947
Cap Gemini SA	2,581	187,329
Christian Dior SA	516	88,746
CNP Assurances	2,759	48,436
Danone SA	5,713	383,404
Dassault Systemes SA	3,938	243,350
Edenred	900	25,867
Essilor International SA	1,781	198,352
Eutelsat Communications SA	985	33,838
Fonciere des Regions	297	30,423
GameLoft SE(1)	3,003	10,003
GDF Suez	28,577	633,791
Groupe Eurotunnel SE	2,197	29,498
Hermes International	129	43,779
Iliad SA	447	103,823
Imerys SA	879	63,468
Ingenico	1,185	123,883
JCDecaux SA	1,243	44,724
Kering SA	430	86,758
Klepierre	713	33,552
L’Oreal SA	2,323	415,362
Lagardere SCA	1,361	37,225
Legrand SA	583	31,252
LVMH Moet Hennessy Louis Vuitton SA	2,112	339,661
Natixis SA	15,283	97,200
Neopost SA	811	42,079
Publicis Groupe SA	1,071	80,022
Remy Cointreau SA	348	25,757

3

Security	Shares	Value
Rubis SCA	423	$24,532
Safran SA	3,405	226,772
Sanofi	6,571	605,451
Societe BIC SA	612	87,017
Sodexo SA	1,273	126,300
Sopra Steria Group	268	20,869
Suez Environnement Co. SA	5,207	95,717
Total SA	11,837	607,600
Unibail-Rodamco SE	378	106,467
Vinci SA	2,225	116,888
Vivendi SA	27,892	659,573
Wendel SA	200	22,414

		$7,921,460

Germany — 8.1%
Adidas AG	1,825	$125,573
Allianz SE	2,367	390,298
alstria office REIT AG	2,172	27,792
Aurubis AG	569	30,847
BASF SE	5,146	460,246
Bayer AG	4,547	654,910
Bayerische Motoren Werke AG	2,273	264,329
Beiersdorf AG	2,677	234,963
Bilfinger SE	256	13,374
Brenntag AG	492	26,782
Celesio AG	1,831	54,240
Continental AG	655	147,799
Deutsche Boerse AG	1,043	79,978
Deutsche EuroShop AG	620	28,725
Deutsche Post AG	8,584	277,805
Deutsche Telekom AG	50,964	878,522
Deutsche Wohnen AG	1,750	45,459
E.ON SE	35,060	542,726
Fraport AG	937	57,253
Freenet AG	2,362	70,330
Fresenius Medical Care AG & Co. KGaA	705	52,250
Fresenius SE & Co. KGaA	1,677	95,986
Hannover Rueck SE	1,152	103,251
Henkel AG & Co. KGaA	5,333	545,684
K&S AG	864	27,279
KWS Saat AG	85	25,975
LANXESS AG	524	25,117
LEG Immobilien AG	453	34,687
Linde AG	1,695	324,712
Merck KGaA	412	41,166
MTU Aero Engines AG	316	28,910
Muenchener Rueckversicherungs-Gesellschaft AG	660	132,318
Porsche Automobil Holding SE, PFC Shares	819	68,634
RWE AG	8,003	221,999
SAP SE	11,604	757,367
Siemens AG	4,402	465,013
Sky Deutschland AG(1)	3,476	26,069
Software AG	800	21,174
Stada Arzneimittel AG	690	21,394
Suedzucker AG	3,391	42,639
TAG Immobilien AG	2,396	31,122
Telefonica Deutschland Holdings AG	3,587	19,900
TUI AG	1,799	31,635
Volkswagen AG	484	107,461
Volkswagen AG, PFC Shares	676	150,807
Wirecard AG	1,392	62,221

		$7,876,721

4

Security	Shares	Value
Hong Kong — 4.0%
AIA Group, Ltd.	28,400	$164,678
APT Satellite Holdings, Ltd.	23,000	31,282
ASM Pacific Technology, Ltd.	11,500	103,887
Bank of East Asia, Ltd.	23,200	96,399
Bloomage Biotechnology Corp, Ltd.	10,000	16,550
Cathay Pacific Airways, Ltd.	31,000	72,087
Cheung Kong Infrastructure Holdings, Ltd.	21,000	172,353
Chow Sang Sang Holdings International, Ltd.	13,000	34,454
CLP Holdings, Ltd.	34,500	308,446
Dairy Farm International Holdings, Ltd.	6,300	55,848
ENN Energy Holdings, Ltd.	6,000	35,352
Esprit Holdings, Ltd.	27,800	31,430
Fosun International, Ltd.	94,500	132,463
Galaxy Entertainment Group, Ltd.	43,000	224,322
Hang Lung Group, Ltd.	6,000	28,612
Hang Lung Properties, Ltd.	16,000	46,839
Hang Seng Bank, Ltd.	2,500	43,722
HC International, Inc.(1)	12,000	8,917
Henderson Land Development Co., Ltd.	8,800	63,017
HKT Trust and HKT, Ltd.	111,000	145,115
Hongkong Land Holdings, Ltd.	13,000	96,266
Hopewell Holdings, Ltd.	33,500	125,545
Hutchison Whampoa, Ltd.	13,000	172,044
Hysan Development Co., Ltd.	7,000	33,922
Jardine Matheson Holdings, Ltd.	2,400	153,366
Jardine Strategic Holdings, Ltd.	3,000	104,669
Johnson Electric Holdings, Ltd.	7,875	28,649
Kerry Properties, Ltd.	10,000	35,528
Link REIT (The)	22,500	152,930
MTR Corp., Ltd.	17,500	77,526
NWS Holdings, Ltd.	17,000	31,463
Pacific Basin Shipping, Ltd.	51,000	18,807
PAX Global Technology, Ltd.(1)	54,000	50,562
PCCW, Ltd.	191,000	126,212
Power Assets Holdings, Ltd.	28,500	297,354
Sands China, Ltd.	33,200	161,204
Shangri-La Asia, Ltd.	22,000	28,502
Sino Land Co., Ltd.	22,000	36,904
Sun Hung Kai Properties, Ltd.	10,000	162,466
Swire Pacific, Ltd., Class A	4,000	53,566
Television Broadcasts, Ltd.	4,700	29,205
VTech Holdings, Ltd.	7,100	99,762
Yue Yuen Industrial Holdings, Ltd.	10,500	39,410

		$3,931,635

Ireland — 2.0%
Aer Lingus Group PLC	13,945	$33,673
CRH PLC	15,902	383,646
DCC PLC	3,647	193,237
FBD Holdings PLC	1,257	15,608
FleetMatics Group PLC(1)	4,706	166,640
Fly Leasing, Ltd. ADR	2,162	28,776
Glanbia PLC	4,590	73,899
ICON PLC(1)	6,774	382,054
Irish Continental Group PLC	7,510	27,766
Kerry Group PLC, Class A	3,623	262,574
Origin Enterprises PLC	2,844	25,212
Paddy Power PLC	4,444	346,345

		$1,939,430

5

Security	Shares	Value
Israel — 1.9%
Bank Hapoalim B.M.	28,928	$128,500
Bezeq Israeli Telecommunication Corp., Ltd.	176,420	281,353
Caesarstone Sdot-Yam, Ltd.	837	51,978
Check Point Software Technologies, Ltd.(1)	3,377	260,603
Delek Automotive Systems, Ltd.	2,964	28,398
Delek Group, Ltd.	170	41,582
Elbit Systems, Ltd.	2,327	143,075
Gazit-Globe, Ltd.	2,382	30,147
Israel Chemicals, Ltd.	19,219	138,105
Israel Corp., Ltd.	96	31,152
Israel Discount Bank, Ltd., Series A(1)	19,603	30,628
Mizrahi Tefahot Bank, Ltd.(1)	12,770	139,355
Orbotech, Ltd.(1)	2,016	31,107
Ormat Industries, Ltd.	5,806	40,681
Osem Investment, Ltd.	2,955	52,355
Paz Oil Co., Ltd.	464	59,374
Strauss Group, Ltd.(1)	3,732	54,663
Teva Pharmaceutical Industries, Ltd. ADR	4,986	283,504

		$1,826,560

Italy — 3.9%
Assicurazioni Generali SpA	4,184	$88,306
Astaldi SpA	2,796	17,773
Atlantia SpA	13,187	339,415
Autogrill SpA(1)	7,979	68,163
Banca Popolare di Milano Scarl(1)	33,412	26,745
Brembo SpA	781	27,524
Buzzi Unicem SpA	3,892	47,780
CIR SpA(1)	19,905	21,967
CNH Industrial NV	22,164	168,729
Davide Campari-Milano SpA	17,139	116,176
DiaSorin SpA	1,529	61,044
Enel Green Power SpA	55,789	110,283
Enel SpA	55,440	250,498
ENI SpA	26,390	444,106
GTECH SpA	1,016	19,969
Interpump Group SpA	2,136	30,445
Intesa Sanpaolo SpA	61,402	179,555
Italcementi SpA	2,564	17,652
Luxottica Group SpA	4,875	289,878
Mediobanca SpA	2,802	24,272
Pirelli & C. SpA	5,635	79,898
Prada SpA	6,900	40,467
Recordati SpA	4,182	69,115
Salvatore Ferragamo SpA	941	27,241
Snam SpA	37,238	182,200
Sorin SpA(1)	9,439	21,905
STMicroelectronics NV	26,346	219,015
Telecom Italia SpA(1)	214,684	249,456
Telecom Italia SpA, PFC Shares	365,898	345,542
Terna Rete Elettrica Nazionale SpA	35,037	153,614
Tod’s SpA	213	21,887
Unione di Banche Italiane ScpA	4,763	32,761
World Duty Free SpA(1)	2,214	24,389
Yoox SpA(1)	851	18,413

		$3,836,183

Japan — 15.7%
3-D Matrix, Ltd.(1)	800	$12,870
ADEKA Corp.	2,700	33,121
Advantest Corp.	2,700	34,255

6

Security	Shares	Value
Aeon Co., Ltd.	9,400	$99,284
Aeon Mall Co., Ltd.	1,300	21,551
Aichi Steel Corp.	9,000	37,311
Air Water, Inc.	4,000	68,825
Ajinomoto Co., Inc.	4,000	82,430
Alfresa Holdings Corp.	1,600	18,969
All Nippon Airways Co., Ltd.	11,000	30,379
Anritsu Corp.	3,000	19,670
Asahi Glass Co., Ltd.	6,000	31,920
Asahi Group Holdings, Ltd.	3,700	121,385
Asahi Kasei Corp.	11,000	108,637
Bandai Namco Holdings, Inc.	1,300	26,321
Bank of Yokohama, Ltd. (The)	5,000	26,979
Bridgestone Corp.	1,900	75,938
Canon, Inc.	5,600	177,158
Central Japan Railway Co.	500	85,742
Century Tokyo Leasing Corp.	900	21,279
Chiba Bank, Ltd. (The)	4,000	26,957
Chubu Electric Power Co., Inc.(1)	17,700	233,711
Chugai Pharmaceutical Co., Ltd.	3,500	104,636
Chugoku Bank, Ltd. (The)	3,000	42,674
Citizen Holdings Co., Ltd.	7,100	56,673
Cosmo Oil Co., Ltd.	38,000	51,235
Credit Saison Co., Ltd.	1,400	23,585
Daido Steel Co., Ltd.	7,000	27,418
Daikin Industries, Ltd.	1,100	76,545
Daishi Bank, Ltd. (The)	9,000	29,945
Daito Trust Construction Co., Ltd.	300	33,394
Daiwa House Industry Co., Ltd.	3,000	55,247
DeNA Co., Ltd.	1,800	23,670
Denki Kagaku Kogyo K.K.	9,000	35,461
Dentsu, Inc.	900	36,963
Dowa Holdings Co., Ltd.	4,000	31,939
Dydo Drinco, Inc.	800	32,847
East Japan Railway Co.	1,100	84,962
Eisai Co., Ltd.	3,600	179,490
Electric Power Development Co., Ltd.	4,500	163,931
FamilyMart Co., Ltd.	800	34,651
Fancl Corp.	2,700	43,213
FANUC Corp.	700	117,558
Fuji Electric Co., Ltd.	8,000	34,210
Fuji Oil Co., Ltd.	2,300	29,551
FUJIFILM Holdings Corp.	3,400	114,912
Fujitsu, Ltd.	15,000	79,267
Fukuoka Financial Group, Inc.	7,000	34,935
Furukawa Electric Co., Ltd.	13,000	21,625
GungHo Online Entertainment, Inc.	5,200	17,849
Gunma Bank, Ltd. (The)	5,000	32,875
Hachijuni Bank, Ltd. (The)	5,000	32,950
Hamamatsu Photonics K.K.	1,200	56,540
Hirose Electric Co., Ltd.	300	35,946
Hiroshima Bank, Ltd. (The)	12,000	59,690
Hisamitsu Pharmaceutical Co., Inc.	1,200	40,830
Hitachi Metals, Ltd.	3,000	48,886
Hokuhoku Financial Group, Inc.	15,000	30,910
Honda Motor Co., Ltd.	7,400	223,293
Hoya Corp.	2,000	77,505
Hulic Co., Ltd.	2,200	19,984
Ibiden Co., Ltd.	3,200	48,107
Idemitsu Kosan Co., Ltd.	4,100	68,437
IHI Corp.	7,000	36,471
Isetan Mitsukoshi Holdings, Ltd.	2,700	38,284

7

Security	Shares	Value
Ito En, Ltd.	1,400	$26,894
ITOCHU Corp.	6,400	64,803
ITOCHU Techno-Solutions Corp.	800	28,550
Iyo Bank, Ltd. (The)	3,600	41,541
Japan Airlines Co., Ltd.	1,400	47,398
Japan Exchange Group, Inc.	1,000	23,270
Japan Real Estate Investment Corp.	6	29,150
Japan Retail Fund Investment Corp.	15	32,491
Japan Steel Works, Ltd.	7,000	28,001
Japan Tobacco, Inc.	8,100	220,617
JGC Corp.	1,000	20,338
Joyo Bank, Ltd. (The)	12,000	60,314
JX Holdings, Inc.	58,100	214,402
Kagome Co., Ltd.	1,800	28,506
Kajima Corp.	8,000	31,652
Kakaku.com, Inc.	2,000	28,292
Kaken Pharmaceutical Co., Ltd.	2,000	42,557
Kamigumi Co., Ltd.	8,000	79,944
Kansai Paint Co., Ltd.	3,000	52,435
KDDI Corp.	11,100	783,537
Keihan Electric Railway Co., Ltd.	8,000	48,569
Kewpie Corp.	2,100	48,758
Keyence Corp.	300	140,231
Kikkoman Corp.	2,000	58,990
Kintetsu Corp.	8,000	28,203
Kobayashi Pharmaceutical Co., Ltd.	500	33,440
Koito Manufacturing Co., Ltd.	2,000	65,031
Konica Minolta, Inc.	4,500	49,520
Kose Corp.	900	40,295
Kuraray Co., Ltd.	4,500	56,506
Kyocera Corp.	2,800	123,241
KYORIN Holdings, Inc.	1,500	30,328
Kyowa Hakko Kirin Co., Ltd.	6,000	68,325
Kyushu Electric Power Co., Inc.(1)	16,800	162,123
Lawson, Inc.	900	58,843
Lion Corp.	5,000	27,162
LIXIL Group Corp.	1,100	21,432
M3, Inc.	3,600	72,417
Mandom Corp.	900	30,389
Marubeni Corp.	7,000	38,638
Maruichi Steel Tube, Ltd.	1,200	28,376
Matsumotokiyoshi Holdings Co., Ltd.	900	29,660
Megmilk Snow Brand Co., Ltd.	2,200	30,245
MEIJI Holdings Co., Ltd.	500	54,938
Miraca Holdings, Inc.	1,300	58,223
Mitsubishi Chemical Holdings Corp.	9,000	46,645
Mitsubishi Corp.	6,700	116,883
Mitsubishi Estate Co., Ltd.	5,000	100,604
Mitsubishi Gas Chemical Co., Inc.	6,000	27,128
Mitsubishi Logistics Corp.	4,000	59,489
Mitsubishi Motors Corp.	2,000	16,908
Mitsubishi Tanabe Pharma Corp.	3,200	50,589
Mitsubishi UFJ Financial Group, Inc.	40,400	214,696
Mitsui & Co., Ltd.	7,200	91,618
Mitsui Fudosan Co., Ltd.	3,000	75,845
Mizuho Financial Group, Inc.	82,000	134,080
Morinaga Milk Industry Co., Ltd.	7,000	30,262
Murata Manufacturing Co., Ltd.	1,000	107,954
Nabtesco Corp.	1,300	33,561
NGK Spark Plug Co., Ltd.	4,000	118,580
NH Foods, Ltd.	3,000	74,166
Nidec Corp.	1,000	68,048

8

Security	Shares	Value
Nihon Kohden Corp.	700	$34,625
Nihon Parkerizing Co., Ltd.	1,000	23,841
Nikon Corp.	1,800	22,839
Nintendo Co., Ltd.	900	86,814
Nippon Building Fund, Inc.	5	24,603
Nippon Electric Glass Co., Ltd.	10,000	51,610
Nippon Kayaku Co., Ltd.	2,000	27,900
Nippon Light Metal Holdings Co., Ltd.	21,500	32,143
Nippon Paint Holdings Co., Ltd.	2,000	62,650
Nippon Shinyaku Co., Ltd.	1,000	33,034
Nippon Shokubai Co., Ltd.	3,000	40,297
Nippon Soda Co., Ltd.	5,000	28,436
Nippon Telegraph & Telephone Corp.	7,600	449,819
Nissan Chemical Industries, Ltd.	2,000	36,822
Nissan Motor Co., Ltd.	10,300	87,830
Nisshin Seifun Group, Inc.	5,500	67,643
Nissin Foods Holdings Co., Ltd.	1,200	64,764
Nitori Holdings Co., Ltd.	1,000	56,540
Nitto Denko Corp.	1,000	59,698
NOF Corp.	4,000	25,617
Nomura Real Estate Holdings, Inc.	1,500	25,240
Nomura Research Institute, Ltd.	1,000	33,954
NTT Data Corp.	1,100	41,842
NTT DoCoMo, Inc.	28,300	477,741
Obayashi Corp.	4,000	25,321
Oki Electric Industry Co., Ltd.	14,000	28,596
Okinawa Electric Power Co., Inc. (The)	900	31,178
Ono Pharmaceutical Co., Ltd.	1,600	168,391
Oracle Corp. Japan	1,000	41,575
Osaka Gas Co., Ltd.	62,000	244,381
Otsuka Corp.	900	31,075
Otsuka Holdings Co., Ltd.	5,900	182,540
Pigeon Corp.	600	37,463
Rakuten, Inc.	4,300	59,530
Resona Holdings, Inc.	7,700	38,201
Rinnai Corp.	600	40,162
San-Ai Oil Co., Ltd.	4,000	26,543
Santen Pharmaceutical Co., Ltd.	1,500	93,607
Sawai Pharmaceutical Co., Ltd.	400	24,206
SECOM Co., Ltd.	500	29,023
Sega Sammy Holdings, Inc.	1,400	18,231
Sekisui Chemical Co., Ltd.	3,000	32,810
Sekisui House, Ltd.	2,000	25,863
Seven Bank, Ltd.	7,400	33,121
Sharp Corp.(1)	11,000	21,533
Shimadzu Corp.	4,000	41,559
Shimano, Inc.	200	26,439
Shimizu Corp.	5,000	34,498
Shin-Etsu Chemical Co., Ltd.	2,800	185,400
Shionogi & Co., Ltd.	4,300	129,031
Ship Healthcare Holdings, Inc.	800	19,854
Shiseido Co., Ltd.	5,300	85,005
Showa Denko K.K.	22,000	28,118
Showa Shell Sekiyu K.K.	7,000	68,317
Sojitz Corp.	18,700	24,172
Sumitomo Corp.	4,900	48,355
Sumitomo Metal Mining Co., Ltd.	5,000	71,460
Sumitomo Mitsui Financial Group, Inc.	4,000	134,227
Sumitomo Osaka Cement Co., Ltd.	7,000	20,355
Taiheiyo Cement Corp.	15,000	44,015
Taisei Corp.	6,000	34,803
Taisho Pharmaceutical Holdings Co., Ltd.	700	44,414

9

Security	Shares	Value
Takeda Pharmaceutical Co., Ltd.	6,100	$304,752
TDK Corp.	1,000	62,322
TEIJIN, Ltd.	12,000	35,746
Toagosei Co., Ltd.	7,000	27,981
Toho Gas Co., Ltd.	4,000	21,735
Tokai Carbon Co., Ltd.	9,000	25,932
Tokio Marine Holdings, Inc.	3,300	115,210
Tokyo Gas Co., Ltd.	61,000	363,872
Tokyo Ohka Kogyo Co., Ltd.	1,300	44,702
Tokyo Tatemono Co., Ltd.	3,000	20,254
Tokyu Corp.	4,000	26,473
Tokyu Fudosan Holdings Corp.	4,000	24,792
TonenGeneral Sekiyu K.K.	11,000	97,248
Toppan Printing Co., Ltd.	4,000	26,720
Toray Industries, Inc.	9,000	76,663
Toshiba Corp.	18,000	71,975
Tosoh Corp.	7,000	37,736
Toyo Ink SC Holdings Co., Ltd.	7,000	32,766
Toyo Suisan Kaisha, Ltd.	1,000	35,181
Toyobo Co., Ltd.	18,000	24,209
Toyota Motor Corp.	9,600	618,921
Trend Micro, Inc.	1,000	28,241
Tsuruha Holdings, Inc.	400	26,878
UACJ Corp.	7,000	17,192
Ube Industries, Ltd.	17,000	25,460
Unicharm Corp.	2,800	77,150
UNY Group Holdings Co., Ltd.	4,700	27,042
USS Co., Ltd.	7,000	109,820
Valor Co., Ltd.	2,200	41,499
Yahoo! Japan Corp.	11,200	37,667
Yamato Holdings Co., Ltd.	3,200	72,373
Yamato Kogyo Co., Ltd.	1,000	25,736
Yamazaki Baking Co., Ltd.	2,000	29,446
Zeon Corp.	3,000	30,635
ZERIA Pharmaceutical Co., Ltd.	2,000	32,377

		$15,365,797

Netherlands — 3.8%
Aegon NV	9,795	$69,808
Aercap Holdings NV(1)	700	27,671
Akzo Nobel NV	5,560	400,549
AMG Advanced Metallurgical Group NV(1)	3,024	22,579
ASML Holding NV	6,439	671,641
Delta Lloyd NV	1,595	30,135
Fugro NV	4,741	102,809
Gemalto NV	831	60,171
Heineken NV	1,062	79,255
ING Groep NV(1)	22,110	274,880
Koninklijke Ahold NV	5,000	90,242
Koninklijke DSM NV	3,672	194,766
Koninklijke KPN NV	109,027	336,499
Koninklijke Philips NV	10,722	295,658
Koninklijke Vopak NV	3,844	214,370
OCI NV(1)	716	25,210
QIAGEN NV(1)	11,395	260,708
Reed Elsevier NV	24,896	608,671

		$3,765,622

New Zealand — 0.9%
Argosy Property, Ltd.	71,574	$59,083
Auckland International Airport, Ltd.	50,340	162,813
Contact Energy, Ltd.	23,324	119,703

10

Security	Shares	Value
Fisher & Paykel Healthcare Corp., Ltd.	10,114	$45,606
Fletcher Building, Ltd.	17,648	107,207
Kiwi Property Group, Ltd.	88,630	85,117
Ryman Healthcare, Ltd.	7,558	45,244
Sky Network Television, Ltd.	19,058	83,798
Spark New Zealand, Ltd.	52,744	126,385
Trade Me, Ltd.	8,490	22,379
Xero, Ltd.(1)	5,362	60,525

		$917,860

Norway — 2.0%
Atea ASA	6,274	$69,690
Austevoll Seafood ASA	4,763	27,816
Borregaard ASA	4,154	29,227
DNB ASA	9,428	136,598
DNO ASA(1)	8,093	17,831
Gjensidige Forsikring ASA	3,471	58,516
Kongsberg Gruppen ASA	3,498	59,156
Leroey Seafood Group ASA	876	30,714
Nordic Semiconductor ASA(1)	14,025	96,857
Opera Software ASA	8,541	113,146
Orkla ASA	24,227	178,549
Prosafe SE	3,357	8,963
Salmar ASA	2,132	32,914
Schibsted ASA	4,181	269,330
SpareBank 1 SMN	3,485	24,700
SpareBank 1 SR-Bank ASA	3,147	19,762
Statoil ASA	7,438	124,559
Stolt-Nielsen, Ltd.	2,728	43,073
Telenor ASA	12,909	277,321
Veidekke ASA	9,393	97,087
Yara International ASA	4,070	211,894

		$1,927,703

Portugal — 0.7%
Banco BPI SA(1)	11,996	$11,257
EDP-Energias de Portugal SA	53,769	204,534
Galp Energia SGPS SA, Class B	9,466	100,002
Jeronimo Martins SGPS SA	7,890	84,868
Mota-Engil SGPS SA	8,047	24,606
NOS SGPS	22,214	141,016
Portucel SA	19,411	78,308
Portugal Telecom SGPS SA	43,046	30,002

		$674,593

Singapore — 2.0%
Ascendas Real Estate Investment Trust	44,000	$79,908
Biosensors International Group, Ltd.(1)	58,000	27,621
Boustead Singapore, Ltd.	20,000	26,594
CapitaMall Trust	33,000	50,907
City Developments, Ltd.	4,000	29,648
ComfortDelGro Corp., Ltd.	45,000	95,423
Ezion Holdings, Ltd.	61,200	57,379
Ezra Holdings, Ltd.	36,400	14,234
First Resources, Ltd.	14,000	19,229
Flextronics International, Ltd.(1)	24,612	273,686
Genting Singapore PLC	74,000	59,001
Hutchison Port Holdings Trust	44,000	31,375
Kenon Holdings, Ltd.(1)	672	11,394
Mapletree Commercial Trust	29,000	32,474
Oversea-Chinese Banking Corp., Ltd.	13,000	99,712
Petra Foods, Ltd.	10,000	29,482
Raffles Medical Group, Ltd.	10,000	29,313

11

Security	Shares	Value
Sembcorp Industries, Ltd.	7,000	$22,260
Singapore Press Holdings, Ltd.	41,000	125,034
Singapore Technologies Engineering, Ltd.	29,000	71,935
Singapore Telecommunications, Ltd.	130,000	391,491
United Engineers, Ltd.	16,000	35,891
United Overseas Bank, Ltd.	7,000	119,705
Venture Corp., Ltd.	7,000	42,035
Wilmar International, Ltd.	75,000	177,989

		$1,953,720

Spain — 3.9%
Abertis Infraestructuras SA	10,547	$206,537
Acerinox SA	8,757	130,369
Amadeus IT Holding SA, Class A	12,461	499,739
Banco de Sabadell SA	8,667	21,902
Banco Santander SA	33,878	227,866
Bankia SA(1)	14,959	19,565
CaixaBank SA	24,878	108,362
Distribuidora Internacional de Alimentacion SA	18,053	116,877
Ebro Foods SA	1,302	22,154
Enagas SA	5,403	171,100
Ferrovial SA	11,106	220,331
Grifols SA, Class A	5,089	213,480
Grifols SA, Class B, PFC Shares	4,169	144,962
Iberdrola SA	26,621	183,749
Industria de Diseno Textil SA	17,569	517,821
Red Electrica Corp. SA	1,672	142,451
Repsol SA	14,951	264,853
Telefonica SA	30,964	464,318
Viscofan SA	1,024	59,246
Zardoya Otis SA	6,587	75,016

		$3,810,698

Sweden — 4.0%
AAK AB	447	$24,280
Alfa Laval AB	1,149	21,343
Assa Abloy AB	961	52,484
Atlas Copco AB, Class A	1,766	52,289
Atlas Copco AB, Class B	1,117	30,551
BillerudKorsnas AB	8,829	134,019
Castellum AB	1,757	27,628
Elekta AB, Class B	23,297	249,729
Fabege AB	2,133	29,117
Hennes & Mauritz AB, Class B	12,851	528,648
Hexpol AB	1,665	167,043
Holmen AB, Class B	6,671	240,696
ICA Gruppen AB	890	34,195
Investment AB Kinnevik, Class B	1,448	43,271
Investor AB, Class B	1,268	46,141
Lundin Petroleum AB(1)	8,355	108,390
Meda AB, Class A	13,931	196,205
Skanska AB, Class B	7,392	163,838
SKF AB, Class B	2,244	52,895
Svenska Cellulosa AB SCA, Class B	10,740	258,878
Svenska Handelsbanken AB, Class A	1,779	84,243
Swedbank AB, Class A	10,101	244,352
Swedish Match AB	3,504	114,079
Telefonaktiebolaget LM Ericsson, Class B	41,680	505,339
TeliaSonera AB	70,715	435,729
Tethys Oil AB(1)	2,577	17,301
Wihlborgs Fastigheter AB	1,547	30,278

		$3,892,961

12

Security	Shares	Value
Switzerland — 7.9%
ABB, Ltd.	26,565	$510,744
Allreal Holding AG(1)	214	33,646
Alpiq Holding, Ltd.(1)	241	17,030
Ascom Holding AG	1,636	25,198
Autoneum Holding AG(1)	142	23,767
Baloise Holding AG	886	115,328
Bucher Industries AG	89	21,835
Burckhardt Compression Holdings AG	55	17,013
Comet Holding AG(1)	49	30,923
Compagnie Financiere Richemont SA, Class A	8,300	689,548
DKSH Holding AG	352	26,722
Dufry AG(1)	429	63,021
EFG International AG(1)	2,438	26,309
Ems-Chemie Holding AG	96	37,085
Forbo Holding AG(1)	29	28,041
Gategroup Holding AG(1)	975	27,061
Geberit AG	325	111,034
Givaudan SA	177	322,640
Inficon Holding AG(1)	86	28,842
Julius Baer Group, Ltd.(1)	2,361	96,055
Kaba Holding AG	61	30,659
Komax Holding AG	194	29,206
Kuehne & Nagel International AG	231	31,798
Kuoni Reisen Holding AG(1)	68	22,827
Logitech International SA	7,269	106,885
Mobimo Holding AG(1)	139	32,104
Nestle SA	16,476	1,258,288
Novartis AG	12,691	1,236,773
OC Oerlikon Corp. AG(1)	1,895	21,555
Pargesa Holding SA	333	24,060
Partners Group Holding AG	109	29,171
PSP Swiss Property AG(1)	420	43,353
Schindler Holding AG	1,211	176,341
Schmolz & Bickenbach AG(1)	21,068	18,773
SGS SA	46	87,257
Sika AG	16	54,952
Swatch Group, Ltd. (The)	458	33,669
Swatch Group, Ltd. (The), Bearer Shares	638	253,742
Swiss Life Holding AG	399	89,038
Swiss Prime Site AG(1)	678	58,812
Swiss Re AG	3,146	283,792
Swisscom AG	537	314,853
Syngenta AG	2,274	740,718
U-Blox AG(1)	336	48,041
Valiant Holding AG	270	22,033
Valora Holding AG	105	25,405
Zehnder Group AG	691	30,129
Zurich Insurance Group AG	1,155	382,973

		$7,739,049

United Kingdom — 15.8%
3i Group PLC	4,682	$32,288
Aggreko PLC	1,997	46,574
Anglo American PLC	11,476	191,691
Anite PLC	21,623	26,559
Antofagasta PLC	3,440	33,540
AstraZeneca PLC	8,384	596,818
Aveva Group PLC	2,620	51,772
Aviva PLC	23,223	184,249
Babcock International Group PLC	3,446	52,109
BAE Systems PLC	15,161	115,415

13

Security	Shares	Value
Balfour Beatty PLC	6,224	$20,782
Berendsen PLC	1,721	28,802
Berkeley Group Holdings PLC	1,125	41,007
BHP Billiton PLC	17,071	370,791
BP PLC	96,827	622,020
British American Tobacco PLC	10,113	570,535
British Land Co. PLC (The)	2,591	32,289
Bunzl PLC	2,862	81,530
Burberry Group PLC	1,881	48,867
Capita PLC	9,433	158,413
Carillion PLC	4,756	24,428
Carnival PLC	1,660	74,320
Cineworld Group PLC	5,166	32,928
Close Brothers Group PLC	1,265	28,866
Cobham PLC	24,638	120,773
Compass Group PLC	10,231	176,394
Crest Nicholson Holdings PLC	4,968	30,616
Croda International PLC	1,406	56,151
CSR PLC	8,859	113,505
Daily Mail & General Trust PLC, Class A	2,268	29,381
Diageo PLC	13,596	402,450
Domino Printing Sciences PLC	4,721	48,423
Drax Group PLC	9,268	50,288
Elementis PLC	6,330	26,281
Essentra PLC	2,162	26,919
Experian PLC	8,507	149,902
FirstGroup PLC(1)	13,353	19,928
Fresnillo PLC	2,137	28,866
Friends Life Group, Ltd.	5,908	35,329
G4s PLC	13,501	57,853
Galliford Try PLC	1,478	29,267
GlaxoSmithKline PLC	40,658	895,237
Glencore PLC	90,548	337,616
Grainger PLC	8,181	23,783
Greene King PLC	2,038	25,750
Halma PLC	16,107	168,538
Hammerson PLC	3,110	32,182
Hargreaves Lansdown PLC	1,490	22,586
Howden Joinery Group PLC	5,263	33,586
HSBC Holdings PLC	62,337	570,334
ICAP PLC	4,277	30,033
Imperial Tobacco Group PLC	4,546	213,521
Indivior PLC(1)	3,354	8,790
Inmarsat PLC	7,837	98,200
Innovation Group PLC	55,577	24,458
InterContinental Hotels Group PLC	1,773	70,703
Intertek Group PLC	1,447	49,836
Intu Properties PLC	6,028	33,082
ITE Group PLC	7,912	15,561
J Sainsbury PLC	7,562	28,978
Johnson Matthey PLC	1,714	83,850
Kcom Group PLC	18,722	23,304
Keller Group PLC	1,779	23,816
Kier Group PLC	1,060	24,953
Kingfisher PLC	14,750	75,876
Laird PLC	12,084	57,931
Land Securities Group PLC	1,680	32,199
Legal & General Group PLC	20,937	84,086
Lloyds Banking Group PLC(1)	199,578	221,095
LondonMetric Property PLC	12,704	30,517
Lonmin PLC(1)	6,079	14,888
Marks & Spencer Group PLC	16,568	120,435

14

Security	Shares	Value
Marston’s PLC	12,099	$26,690
Meggitt PLC	6,752	54,582
Micro Focus International PLC	5,675	89,922
Mitchells & Butlers PLC(1)	4,075	26,065
Mitie Group PLC	5,571	22,630
Mondi PLC	3,349	59,742
Moneysupermarket.com Group PLC	16,319	64,421
National Grid PLC	74,070	1,041,350
NCC Group PLC	9,827	33,369
Next PLC	1,363	148,115
Oxford Instruments PLC	2,226	24,887
Pace PLC	16,468	82,646
Paragon Group of Cos. PLC (The)	4,937	30,587
Pearson PLC	6,368	129,205
Phoenix Group Holdings	2,631	33,136
Playtech PLC	8,460	86,107
Premier Farnell PLC	16,026	40,743
Provident Financial PLC	887	35,143
PZ Cussons PLC	5,045	23,920
QinetiQ Group PLC	8,311	23,353
Randgold Resources, Ltd.	1,173	100,678
Reckitt Benckiser Group PLC	3,354	283,865
Reed Elsevier PLC	7,665	133,072
Renishaw PLC	1,543	53,773
Rentokil Initial PLC	15,781	28,731
Rexam PLC	7,065	45,147
Rightmove PLC	906	31,651
Rolls-Royce Holdings PLC	16,806	224,529
Rotork PLC	757	26,168
Royal Dutch Shell PLC, Class A	27,462	836,920
RSA Insurance Group PLC(1)	3,640	24,839
Sage Group PLC (The)	36,718	264,695
SDL PLC(1)	5,875	37,443
Segro PLC REIT	5,128	31,756
Senior PLC	6,285	29,199
Shaftesbury PLC	2,677	31,312
Sky PLC	8,032	112,008
Smiths Group PLC	1,428	24,168
Spirent Communications PLC	26,820	35,809
Sports Direct International PLC (1)	2,255	24,049
SSE PLC	17,329	419,338
Standard Chartered PLC	1,664	22,189
TalkTalk Telecom Group PLC	10,243	48,921
Tate & Lyle PLC	2,622	26,742
Telecity Group PLC	9,172	118,826
TT Electronics PLC	8,490	14,094
UBM PLC	2,729	21,670
Ultra Electronics Holdings PLC	1,034	27,163
Unilever NV	1,457	63,182
Unilever PLC	2,381	104,845
UNITE Group PLC (The)	4,128	30,404
Victrex PLC	953	29,460
Vodafone Group PLC	400,215	1,407,347
Whitbread PLC	2,230	167,386
William Hill PLC	6,621	37,512
WS Atkins PLC	1,397	26,326
Xaar PLC	3,933	18,249
Xchanging PLC	11,221	26,441

		$15,411,163

Total Common Stocks (identified cost $93,701,855)		$96,869,669

15

Short-Term Investments — 0.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(2)	$82	$81,594

Total Short-Term Investments (identified cost $81,594)		$81,594

Total Investments — 99.2% (identified cost $93,783,449)		$96,951,263

Other Assets, Less Liabilities — 0.8%		$796,775

Net Assets — 100.0%		$97,748,038

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $53.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	34.4%	$33,612,378
British Pound Sterling	15.9	15,541,218
Japanese Yen	15.7	15,365,797
Swiss Franc	8.1	7,934,952
Australian Dollar	7.6	7,399,782
Swedish Krona	4.0	3,892,961
Hong Kong Dollar	3.6	3,561,953
United States Dollar	2.1	2,029,137
Norwegian Krone	2.0	1,927,703
Danish Krone	2.0	1,919,495
Singapore Dollar	1.7	1,637,265
Israeli Shekel	1.2	1,210,762
New Zealand Dollar	0.9	917,860

Total Investments	99.2%	$96,951,263

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	12.1%	$11,844,977
Consumer Discretionary	11.9	11,579,202
Industrials	11.5	11,238,560
Materials	10.6	10,353,618
Health Care	10.3	10,106,995
Telecommunication Services	10.2	10,001,246
Consumer Staples	10.1	9,907,729
Information Technology	9.4	9,145,900

16

Sector	Percentage of Net Assets	Value
Utilities	7.6%	$7,453,320
Energy	5.4	5,238,122
Short-Term Investments	0.1	81,594

Total Investments	99.2%	$96,951,263

The Portfolio did not have any open financial instruments at January 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$94,136,706

Gross unrealized appreciation	$11,547,544
Gross unrealized depreciation	(8,732,987)

Net unrealized appreciation	$2,814,557

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$667,458	$28,901,336		$—	$29,568,794
Developed Europe	703,853	64,770,462		—	65,474,315
Developed Middle East	627,192	1,199,368		—	1,826,560
Total Common Stocks	$1,998,503	$94,871,166	*	$—	$96,869,669
Short-Term Investments	$—	$81,594		$—	$81,594
Total Investments	$1,998,503	$94,952,760		$—	$96,951,263

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

17

Eaton Vance

Tax-Managed Global Dividend Income Fund

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 88.5%

Security	Shares	Value
Aerospace & Defense — 1.2%
Safran SA	159,000	$10,589,371

		$10,589,371

Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	117,876	$8,395,129

		$8,395,129

Automobiles — 0.5%
Toyota Motor Corp.	63,382	$4,086,296

		$4,086,296

Banks — 10.0%
Bank of America Corp.	688,889	$10,436,668
JPMorgan Chase & Co.	161,670	8,791,615
Lloyds Banking Group PLC(1)	6,699,187	7,421,452
Natixis SA	1,586,226	10,088,363
Nordea Bank AB	354,000	4,494,300
Regions Financial Corp.	780,225	6,787,957
Skandinaviska Enskilda Banken AB, Class A	1,212,495	14,600,374
Societe Generale	182,553	7,330,654
Svenska Handelsbanken AB, Class A	62,000	2,935,945
Swedbank AB, Class A	121,000	2,927,092
Unione di Banche Italiane ScpA	907,185	6,239,893
Westpac Banking Corp.	281,150	7,514,027

		$89,568,340

Beverages — 2.5%
Anheuser-Busch InBev NV	112,548	$13,727,038
Constellation Brands, Inc., Class A(1)	81,509	9,002,669

		$22,729,707

Biotechnology — 3.3%
Biogen Idec, Inc.(1)	26,273	$10,224,401
Celgene Corp.(1)	87,510	10,427,691
Gilead Sciences, Inc.(1)	89,434	9,375,366

		$30,027,458

Chemicals — 1.8%
LyondellBasell Industries NV, Class A	86,419	$6,834,879
Monsanto Co.	80,384	9,483,704

		$16,318,583

Commercial Services & Supplies — 0.7%
Brambles, Ltd.	726,630	$5,952,976

		$5,952,976

Communications Equipment — 1.2%
QUALCOMM, Inc.	172,515	$10,775,287

		$10,775,287

Consumer Finance — 1.9%
American Express Co.	74,100	$5,979,129
Discover Financial Services	205,379	11,168,510

		$17,147,639

1

Security	Shares	Value
Diversified Financial Services — 0.8%
ING Groep NV(1)	587,277	$7,301,263

		$7,301,263

Diversified Telecommunication Services — 3.3%
Deutsche Telekom AG	599,642	$10,336,681
Nippon Telegraph & Telephone Corp.	169,648	10,040,912
Verizon Communications, Inc.	206,072	9,419,551

		$29,797,144

Electric Utilities — 0.9%
NextEra Energy, Inc.	74,373	$8,124,507

		$8,124,507

Electrical Equipment — 2.9%
Emerson Electric Co.	145,622	$8,291,717
Mitsubishi Electric Corp.	464,873	5,376,595
Nidec Corp.	88,387	6,014,554
Rockwell Automation, Inc.	59,209	6,449,044

		$26,131,910

Electronic Equipment, Instruments & Components — 1.4%
Corning, Inc.	381,343	$9,064,523
Yaskawa Electric Corp.	291,241	3,723,222

		$12,787,745

Energy Equipment & Services — 0.4%
Halliburton Co.	94,000	$3,759,060

		$3,759,060

Food & Staples Retailing — 2.6%
Costco Wholesale Corp.	78,302	$11,196,403
CVS Health Corp.	79,225	7,776,726
Metro AG(1)	139,000	4,277,235

		$23,250,364

Food Products — 1.1%
Mondelez International, Inc., Class A	274,056	$9,657,733

		$9,657,733

Health Care Equipment & Supplies — 1.2%
Medtronic PLC	154,698	$11,045,437

		$11,045,437

Hotels, Restaurants & Leisure — 2.7%
Accor SA	234,266	$11,647,001
Compass Group PLC	713,956	12,309,418

		$23,956,419

Household Products — 1.3%
Reckitt Benckiser Group PLC	133,684	$11,314,327

		$11,314,327

Industrial Conglomerates — 3.2%
Danaher Corp.	128,692	$10,601,647
Koninklijke Philips NV	313,594	8,647,311
Siemens AG	91,500	9,665,773

		$28,914,731

Insurance — 3.5%
AXA SA	329,370	$7,704,604
MetLife, Inc.	200,114	9,305,301
Prudential PLC	575,294	13,985,624
St James’s Place PLC	40,631	522,752

		$31,518,281

Internet & Catalog Retail — 1.4%
Amazon.com, Inc.(1)	34,807	$12,340,126

		$12,340,126

2

Security	Shares	Value
Internet Software & Services — 3.7%
Facebook, Inc., Class A(1)	119,347	$9,059,631
Google, Inc., Class C(1)	45,261	24,192,909

		$33,252,540

IT Services — 0.8%
Visa, Inc., Class A	28,186	$7,184,893

		$7,184,893

Machinery — 0.9%
SKF AB, Class B	355,000	$8,368,016

		$8,368,016

Media — 1.7%
Live Nation Entertainment, Inc.(1)	178,741	$4,248,674
Walt Disney Co. (The)	117,223	10,662,604

		$14,911,278

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	158,001	$2,655,997

		$2,655,997

Multi-Utilities — 2.0%
National Grid PLC	753,382	$10,591,800
Sempra Energy	69,429	7,770,494

		$18,362,294

Oil, Gas & Consumable Fuels — 6.0%
Devon Energy Corp.	182,918	$11,024,468
Exxon Mobil Corp.	130,000	11,364,600
Occidental Petroleum Corp.	148,493	11,879,440
Statoil ASA	511,978	8,573,726
Total SA	210,669	10,813,758

		$53,655,992

Pharmaceuticals — 7.0%
AstraZeneca PLC	109,332	$7,782,838
Bayer AG	72,474	10,438,524
Merck & Co., Inc.	172,042	10,370,692
Perrigo Co. PLC	59,209	8,984,374
Roche Holding AG PC	68,562	18,478,650
Takeda Pharmaceutical Co., Ltd.	146,776	7,332,833

		$63,387,911

Real Estate Investment Trusts (REITs) — 1.0%
Simon Property Group, Inc.	47,264	$9,389,466

		$9,389,466

Semiconductors & Semiconductor Equipment — 1.1%
NXP Semiconductors NV(1)	120,783	$9,582,923

		$9,582,923

Software — 1.7%
Microsoft Corp.	208,657	$8,429,743
Oracle Corp.	157,566	6,600,440

		$15,030,183

Specialty Retail — 2.1%
Buckle, Inc. (The)	38,000	$1,930,020
Dixons Carphone PLC	590,821	3,861,057
Home Depot, Inc. (The)	126,342	13,192,631

		$18,983,708

Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	169,195	$19,822,886
Lenovo Group, Ltd.	5,865,823	7,582,892

		$27,405,778

3

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 2.3%
NIKE, Inc., Class B	146,717	$13,534,643
Pandora A/S	94,263	6,738,634

		$20,273,277

Tobacco — 3.1%
British American Tobacco PLC	260,422	$14,691,974
Imperial Tobacco Group PLC	280,000	13,151,313

		$27,843,287

Transportation Infrastructure — 0.2%
Sydney Airport	431,307	$1,666,664

		$1,666,664

Wireless Telecommunication Services — 0.9%
Vodafone Group PLC	2,341,844	$8,235,043

		$8,235,043

Total Common Stocks (identified cost $753,174,297)		$795,679,083

Preferred Stocks — 7.6%

Security	Shares	Value
Banks — 4.0%
AgriBank FCB, 6.875% to 1/1/24(2)	18,968	$2,011,202
Bank of America Corp., Series U, 5.20% to 6/1/23(2)	821	793,422
Barclays Bank PLC, 8.25% to 12/15/18(2)	2,832	2,996,487
Citigroup, Inc., Series K, 6.875% to 11/15/23(2)	70,110	1,886,835
CoBank ACB, Series F, 6.25% to 10/1/22(2)	21,750	2,242,969
Farm Credit Bank of Texas, Series 1, 10.00%	1,635	2,050,392
JPMorgan Chase & Co., Series R, 6.00% to 8/1/23(2)	1,416	1,437,506
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(2)	835	857,363
KeyCorp, Series A, 7.75%	13,268	1,754,693
Northern Trust Corp., Series C, 5.85%	24,720	632,894
Regions Financial Corp., Series A, 6.375%	102,533	2,600,237
Royal Bank of Scotland Group PLC, Series S, 6.60%	90,000	2,275,200
Societe Generale, 7.875% to 12/18/23(2)(3)	1,116	1,112,792
Standard Chartered PLC, 7.014% to 7/30/37(2)(3)	16.95	1,847,627
SunTrust Banks, Inc., Series E, 5.875%	59,590	1,497,646
Texas Capital Bancshares, Inc., 6.50%	99,990	2,454,754
Texas Capital Bancshares, Inc., Series A, 6.50%	16,300	401,469
Webster Financial Corp., Series E, 6.40%	67,815	1,690,119
Wells Fargo & Co., Series L, 7.50%	2,329	2,894,947
Zions Bancorporation, Series I, 5.80% to 9/15/23(2)	1,225	1,166,901
Zions Bancorporation, Series J, 7.20% to 9/15/23(2)	1,095	1,196,037
		$35,801,492
Capital Markets — 0.4%
Affiliated Managers Group, Inc., 6.375%	42,923	$1,137,137
Morgan Stanley, Series G, 6.625%	85,300	2,216,094
State Street Corp., Series D, 5.90% to 3/15/24(2)	20	529
		$3,353,760
Consumer Finance — 0.5%
Capital One Financial Corp., Series B, 6.00%	93,750	$2,361,562
Discover Financial Services, Series B, 6.50%	39,000	1,030,088
SLM Corp., Series B, 1.934%(4)	24,070	1,570,568
		$4,962,218
Diversified Financial Services — 0.6%
KKR Financial Holdings, LLC, Series A, 7.375%	66,100	$1,774,289
PPTT, 2006-A GS, Class A, 5.99%(3)(4)	22.71	3,919,825
		$5,694,114

4

Security	Shares	Value
Electric Utilities — 0.3%
AES Gener SA, 8.375% to 6/18/19(2)(3)	1,260	$1,379,998
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	56,072	1,367,736
		$2,747,734
Food Products — 0.2%
Ocean Spray Cranberries, Inc., 6.25%(3)	16,860	$1,555,335
		$1,555,335
Insurance — 0.2%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(2)	5,000	$2,000,313
		$2,000,313
Machinery — 0.1%
Stanley Black & Decker, Inc., 5.75%	46,069	$1,187,774
		$1,187,774
Multi-Utilities — 0.2%
DTE Energy Co., Series C, 5.25%	60,168	$1,519,242
		$1,519,242
Pipelines — 0.3%
NuStar Logistics LP, 7.625% to 1/15/18(2)	99,305	$2,617,928

		$2,617,928

Real Estate Investment Trusts (REITs) — 0.5%
American Realty Capital Properties, Inc., Series F, 6.70%	14,983	$345,658
Cedar Realty Trust, Inc., Series B, 7.25%	65,600	1,718,720
DDR Corp., Series K, 6.25%	90,500	2,384,901

		$4,449,279

Thrifts & Mortgage Finance — 0.3%
Elmira Savings Bank FSB (The), 8.998% to 12/31/17(2)	1,880	$1,786,000
EverBank Financial Corp., Series A, 6.75%	40,384	1,018,484

		$2,804,484

Total Preferred Stocks (identified cost $68,895,547)		$68,693,673

Corporate Bonds & Notes — 2.8%

Security	Principal Amount (000’s omitted)	Value
Banks — 1.0%
Banco do Brasil SA, 6.25% to 4/15/24, 10/29/49(2)(3)	$943	$669,059
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(2)(3)	1,535	1,436,990
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(2)(3)	2,371	2,455,502
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(2)(3)	2,378	2,298,694
Deutsche Bank AG, 7.50% to 4/30/25, 12/29/49(2)	1,440	1,409,400
Societe Generale SA, 8.25% to 11/29/18, 9/29/49(2)(5)	1,106	1,147,475

		$9,417,120

Diversified Financial Services — 0.4%
Leucadia National Corp., 6.625%, 10/23/43	$1,150	$1,187,652
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(2)(3)	2,721	2,476,110

		$3,663,762

Diversified Telecommunication Services — 0.3%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(2)(3)	$2,232	$2,396,052

		$2,396,052

Electric Utilities — 0.6%
Enel SpA, 8.75% to 9/24/23, 9/24/73(2)(3)	$1,908	$2,270,043
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(2)	3,603	3,529,650

		$5,799,693

5

Security	Principal Amount (000’s omitted)	Value
Insurance — 0.4%
Genworth Financial, Inc., 7.625%, 9/24/21	$407	$401,385
XLIT, Ltd., Series E, 6.50% to 4/15/17, 10/29/49(2)	3,309	2,986,372

		$3,387,757

Oil, Gas & Consumable Fuels — 0.1%
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24, 12/29/49(2)(3)	$1,824	$939,360

		$939,360

Total Corporate Bonds & Notes (identified cost $26,106,626)		$25,603,744

Short-Term Investments — 0.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(6)	$5,866	$5,866,450

Total Short-Term Investments (identified cost $5,866,450)		$5,866,450

Total Investments — 99.6% (identified cost $854,042,920)		$895,842,950

Other Assets, Less Liabilities — 0.4%		$3,197,184

Net Assets — 100.0%		$899,040,134

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

PPTT	-	Preferred Pass-Through Trust

(1)	Non-income producing security.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $24,757,387 or 2.8% of the Fund’s net assets.

(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2015.

(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2015, the aggregate value of these securities is $1,147,475 or 0.1% of the Fund’s net assets.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $1,843.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	53.5%	$479,526,390
United Kingdom	12.4	110,986,912
France	7.0	62,889,520
Japan	4.1	36,574,412
Germany	4.0	36,127,613

6

Country	Percentage of Total Investments	Value
Sweden	3.7%	$33,325,727
Netherlands	3.1	27,927,549
Ireland	2.6	23,016,183
Switzerland	2.3	20,777,344
Australia	1.7	15,133,667
Belgium	1.5	13,727,038
Norway	1.0	8,573,726
Italy	1.0	8,509,936
China	0.8	7,582,892
Denmark	0.8	6,738,634
Brazil	0.2	2,106,049
Chile	0.2	1,379,998
Cayman Islands	0.1	939,360

Total Investments	100.0%	$895,842,950

A summary of open financial instruments at January 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/27/15	British Pound Sterling 4,327,000	United States Dollar 6,485,135	Citibank, N.A.	$—	$(31,159)	$(31,159)
2/27/15	British Pound Sterling 4,327,000	United States Dollar 6,495,087	Standard Chartered Bank	—	(21,207)	(21,207)
2/27/15	British Pound Sterling 4,346,000	United States Dollar 6,524,519	State Street Bank and Trust Company	—	(20,387)	(20,387)
2/27/15	Euro 5,827,000	United States Dollar 6,540,866	Citibank, N.A.	—	(45,041)	(45,041)
2/27/15	Euro 5,827,000	United States Dollar 6,554,851	Standard Chartered Bank	—	(31,056)	(31,056)
2/27/15	Euro 5,846,000	United States Dollar 6,574,412	State Street Bank and Trust Company	—	(32,970)	(32,970)
2/27/15	Swedish Krona 10,500,000	United States Dollar 1,262,777	State Street Bank and Trust Company	—	(6,489)	(6,489)
2/27/15	Swiss Franc 2,100,000	United States Dollar 2,395,619	Citibank, N.A.	105,586	—	105,586
2/27/15	Swiss Franc 2,100,000	United States Dollar 2,401,235	Standard Chartered Bank	111,201	—	111,201
2/27/15	Swiss Franc 2,100,000	United States Dollar 2,396,768	State Street Bank and Trust Company	106,734	—	106,734

				$323,521	$(188,309)	$135,212

At January 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

At January 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $323,521 and $188,309, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$856,483,895

Gross unrealized appreciation	$77,315,751
Gross unrealized depreciation	(37,956,696)

Net unrealized appreciation	$39,359,055

7

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$55,908,698	$38,642,406	$—	$94,551,104
Consumer Staples	37,633,531	57,161,887	—	94,795,418
Energy	38,027,568	19,387,484	—	57,415,052
Financials	61,858,646	93,066,343	—	154,924,989
Health Care	60,427,961	44,032,845	—	104,460,806
Industrials	33,737,537	56,281,260	—	90,018,797
Information Technology	104,713,235	11,306,114	—	116,019,349
Materials	18,974,580	—	—	18,974,580
Telecommunication Services	9,419,551	28,612,636	—	38,032,187
Utilities	15,895,001	10,591,800	—	26,486,801
Total Common Stocks	$436,596,308	$359,082,775 *	$—	$795,679,083
Preferred Stocks
Consumer Staples	$—	$1,555,335	$—	$1,555,335
Energy	—	2,617,928	—	2,617,928
Financials	16,807,240	42,258,420	—	59,065,660
Industrials	—	1,187,774	—	1,187,774
Utilities	1,519,242	2,747,734	—	4,266,976
Total Preferred Stocks	$18,326,482	$50,367,191	$—	$68,693,673
Corporate Bonds & Notes	$—	$25,603,744	$—	$25,603,744
Short-Term Investments	—	5,866,450	—	5,866,450
Total Investments	$454,922,790	$440,920,160	$—	$895,842,950
Forward Foreign Currency Exchange Contracts	$—	$323,521	$—	$323,521
Total	$454,922,790	$441,243,681	$—	$896,166,471

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(188,309)	$—	$(188,309)
Total	$—	$(188,309)	$—	$(188,309)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

January 31, 2015 (Unaudited)

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2015, the value of the Fund’s investment in the Portfolio was $64,357,131 and the Fund owned 57.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Multi-Cap Growth Portfolio

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 2.5%
Precision Castparts Corp.	7,300	$1,460,730
Spirit AeroSystems Holdings, Inc., Class A(1)	29,182	1,314,357

		$2,775,087

Banks — 2.2%
Citigroup, Inc.	38,100	$1,788,795
Regions Financial Corp.	78,500	682,950

		$2,471,745

Beverages — 3.7%
Anheuser-Busch InBev NV ADR	12,700	$1,550,289
Brown-Forman Corp., Class B	12,479	1,109,009
Constellation Brands, Inc., Class A(1)	13,728	1,516,257

		$4,175,555

Biotechnology — 7.4%
Biogen Idec, Inc.(1)	6,700	$2,607,372
Celgene Corp.(1)	17,200	2,049,552
Gilead Sciences, Inc.(1)	26,891	2,818,984
Vertex Pharmaceuticals, Inc.(1)	8,021	883,433

		$8,359,341

Building Products — 1.4%
Fortune Brands Home & Security, Inc.	35,900	$1,607,961

		$1,607,961

Capital Markets — 2.5%
Affiliated Managers Group, Inc.(1)	6,300	$1,294,776
Charles Schwab Corp. (The)	58,000	1,506,840

		$2,801,616

Chemicals — 4.0%
Celanese Corp., Series A	16,700	$897,792
Monsanto Co.	21,739	2,564,767
Praxair, Inc.	8,900	1,073,251

		$4,535,810

Communications Equipment — 1.2%
Riverbed Technology, Inc.(1)	67,800	$1,395,324

		$1,395,324

Consumer Finance — 0.7%
Discover Financial Services	14,900	$810,262

		$810,262

Electrical Equipment — 2.1%
AMETEK, Inc.	34,300	$1,642,970
Eaton Corp. PLC	10,621	670,079

		$2,313,049

Electronic Equipment, Instruments & Components — 0.7%
InvenSense, Inc.(1)	51,400	$759,178

		$759,178

1

Security	Shares	Value
Energy Equipment & Services — 1.7%
FMC Technologies, Inc.(1)	18,869	$707,210
Schlumberger, Ltd.	14,900	1,227,611

		$1,934,821

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	5,796	$828,770
Sprouts Farmers Market, Inc.(1)	25,343	922,739

		$1,751,509

Food Products — 2.2%
Hain Celestial Group, Inc. (The)(1)	25,420	$1,341,413
Mondelez International, Inc., Class A	32,354	1,140,155

		$2,481,568

Health Care Equipment & Supplies — 3.8%
Cooper Cos., Inc. (The)	7,031	$1,108,437
Medtronic PLC	18,033	1,287,556
Stryker Corp.	20,400	1,857,420

		$4,253,413

Health Care Providers & Services — 1.3%
Brookdale Senior Living, Inc.(1)	44,500	$1,501,875

		$1,501,875

Health Care Technology — 1.1%
Cerner Corp.(1)	18,345	$1,217,191

		$1,217,191

Hotels, Restaurants & Leisure — 0.7%
Las Vegas Sands Corp.	14,029	$762,757

		$762,757

Household Products — 0.9%
Colgate-Palmolive Co.	14,200	$958,784

		$958,784

Internet & Catalog Retail — 5.8%
Amazon.com, Inc.(1)	8,529	$3,023,786
Netflix, Inc.(1)	3,200	1,413,760
Priceline Group, Inc. (The)(1)	2,043	2,062,368

		$6,499,914

Internet Software & Services — 6.4%
Facebook, Inc., Class A(1)	31,800	$2,413,938
Google, Inc., Class A(1)	4,500	2,418,975
Google, Inc., Class C(1)	4,500	2,405,340

		$7,238,253

IT Services — 3.5%
Fiserv, Inc.(1)	16,600	$1,203,998
Visa, Inc., Class A	10,500	2,676,555

		$3,880,553

Leisure Products — 2.7%
Brunswick Corp.	23,620	$1,282,094
Polaris Industries, Inc.	12,134	1,754,455

		$3,036,549

Machinery — 0.7%
Colfax Corp.(1)	16,200	$734,022

		$734,022

Media — 3.2%
Comcast Corp., Class A	26,402	$1,403,134
Twenty-First Century Fox, Inc., Class B	31,653	1,008,148
Walt Disney Co. (The)	13,353	1,214,589

		$3,625,871

2

Security	Shares	Value
Oil, Gas & Consumable Fuels — 1.7%
EOG Resources, Inc.	13,394	$1,192,468
Range Resources Corp.	14,943	691,413

		$1,883,881

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	15,343	$1,083,062

		$1,083,062

Pharmaceuticals — 3.4%
Jazz Pharmaceuticals PLC(1)	5,974	$1,011,637
Perrigo Co. PLC	10,400	1,578,096
Roche Holding AG ADR	35,600	1,201,856

		$3,791,589

Road & Rail — 2.0%
J.B. Hunt Transport Services, Inc.	14,100	$1,122,501
Kansas City Southern	10,732	1,181,486

		$2,303,987

Semiconductors & Semiconductor Equipment — 4.8%
Avago Technologies, Ltd.	21,771	$2,239,800
Monolithic Power Systems, Inc.	32,100	1,524,429
NXP Semiconductors NV(1)	20,785	1,649,082

		$5,413,311

Software — 7.4%
Adobe Systems, Inc.(1)	24,954	$1,750,024
Guidewire Software, Inc.(1)	30,200	1,513,020
Oracle Corp.	19,025	796,957
salesforce.com, inc.(1)	33,800	1,908,010
Tableau Software, Inc., Class A(1)	15,698	1,267,771
VMware, Inc., Class A(1)	14,200	1,094,820

		$8,330,602

Specialty Retail — 5.3%
Home Depot, Inc. (The)	13,877	$1,449,037
Signet Jewelers, Ltd.	9,002	1,090,232
TJX Cos., Inc. (The)	20,286	1,337,659
Tractor Supply Co.	25,600	2,077,952

		$5,954,880

Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc.	59,738	$6,998,904
EMC Corp.	59,600	1,545,428

		$8,544,332

Trading Companies & Distributors — 2.7%
United Rentals, Inc.(1)	19,100	$1,582,435
W.W. Grainger, Inc.	6,200	1,462,208

		$3,044,643

Total Common Stocks (identified cost $78,919,005)		$112,232,295

Short-Term Investments — 0.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(2)	$209	$208,819

Total Short-Term Investments (identified cost $208,819)		$208,819

3

Value
Total Investments — 100.1% (identified cost $79,127,824)	$112,441,114

Other Assets, Less Liabilities — (0.1)%	$(57,544)

Net Assets — 100.0%	$112,383,570

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $457.

The Portfolio did not have any open financial instruments at January 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$79,146,933

Gross unrealized appreciation	$34,720,663
Gross unrealized depreciation	(1,426,482)

Net unrealized appreciation	$33,294,181

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$112,232,295	*	$—	$—	$112,232,295
Short-Term Investments	—		208,819	—	208,819
Total Investments	$112,232,295		$208,819	$—	$112,441,114

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Tax-Managed Small-Cap Fund

January 31, 2015 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2015, the value of the Fund’s investment in the Portfolio was $117,236,748 and the Fund owned 72.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Portfolio

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.3%

Security	Shares	Value
Auto Components — 1.5%
Dana Holding Corp.	117,590	$2,454,103

		$2,454,103

Banks — 4.5%
PacWest Bancorp	55,030	$2,352,808
Signature Bank(1)	19,140	2,241,868
South State Corp.	25,248	1,507,558
Texas Capital Bancshares, Inc.(1)	26,342	1,076,071

		$7,178,305

Biotechnology — 1.9%
AMAG Pharmaceuticals, Inc.(1)	70,560	$3,118,047

		$3,118,047

Building Products — 1.3%
Armstrong World Industries, Inc.(1)	40,780	$2,067,546

		$2,067,546

Capital Markets — 3.7%
Cohen & Steers, Inc.	63,577	$2,675,320
Lazard, Ltd., Class A	72,200	3,306,760

		$5,982,080

Chemicals — 4.0%
Balchem Corp.	67,620	$3,581,831
Cytec Industries, Inc.	60,220	2,889,958

		$6,471,789

Commercial Services & Supplies — 3.9%
Interface, Inc.	140,110	$2,201,128
Multi-Color Corp.	23,240	1,353,033
Team, Inc.(1)	69,754	2,660,418

		$6,214,579

Diversified Consumer Services — 1.8%
ServiceMaster Global Holdings, Inc.(1)	99,726	$2,818,257

		$2,818,257

Electrical Equipment — 1.7%
Generac Holdings, Inc.(1)	61,560	$2,692,634

		$2,692,634

Electronic Equipment, Instruments & Components — 8.7%
Belden, Inc.	40,400	$3,350,776
FEI Co.	40,160	3,301,956
FLIR Systems, Inc.	75,890	2,291,878
Methode Electronics, Inc.	76,660	2,772,792
National Instruments Corp.	75,815	2,280,515

		$13,997,917

Food & Staples Retailing — 1.3%
United Natural Foods, Inc.(1)	26,420	$2,041,738

		$2,041,738

1

Security	Shares	Value
Food Products — 2.1%
Pinnacle Foods, Inc.	92,890	$3,341,253

		$3,341,253

Health Care Equipment & Supplies — 8.5%
Analogic Corp.	32,160	$2,622,005
Hill-Rom Holdings, Inc.	61,560	2,940,106
ICU Medical, Inc.(1)	33,730	2,819,153
West Pharmaceutical Services, Inc.	59,510	2,934,438
Wright Medical Group, Inc.(1)	94,580	2,308,698

		$13,624,400

Health Care Providers & Services — 2.9%
AmSurg Corp.(1)	51,138	$2,821,795
Team Health Holdings, Inc.(1)	36,800	1,902,560

		$4,724,355

Hotels, Restaurants & Leisure — 1.7%
Krispy Kreme Doughnuts, Inc.(1)	143,180	$2,787,715

		$2,787,715

Household Products — 1.9%
Church & Dwight Co., Inc.	38,060	$3,079,815

		$3,079,815

Independent Power and Renewable Electricity Producers — 1.7%
NextEra Energy Partners LP	69,770	$2,797,079

		$2,797,079

Insurance — 6.3%
Endurance Specialty Holdings, Ltd.	42,500	$2,597,600
HCC Insurance Holdings, Inc.	52,440	2,797,150
Horace Mann Educators Corp.	79,150	2,411,700
Stewart Information Services Corp.	67,140	2,403,612

		$10,210,062

IT Services — 4.3%
Cardtronics, Inc.(1)	79,260	$2,663,929
Euronet Worldwide, Inc.(1)	66,260	3,007,541
WEX, Inc.(1)	12,900	1,187,445

		$6,858,915

Machinery — 3.5%
Greenbrier Cos., Inc.	46,140	$2,396,050
NN, Inc.	26,147	602,688
RBC Bearings, Inc.	44,792	2,599,728

		$5,598,466

Marine — 0.9%
Kirby Corp.(1)	20,260	$1,468,647

		$1,468,647

Metals & Mining — 2.0%
Compass Minerals International, Inc.	35,910	$3,138,534

		$3,138,534

Multiline Retail — 5.1%
Big Lots, Inc.	56,820	$2,608,606
Burlington Stores, Inc.(1)	55,860	2,786,856
Tuesday Morning Corp.(1)	156,190	2,764,563

		$8,160,025

2

Security	Shares	Value
Oil, Gas & Consumable Fuels — 3.3%
Diamondback Energy, Inc.(1)	14,750	$1,017,602
Gulfport Energy Corp.(1)	47,200	1,816,728
PDC Energy, Inc.(1)	55,170	2,534,510

		$5,368,840

Paper & Forest Products — 1.7%
KapStone Paper & Packaging Corp.	89,620	$2,676,949

		$2,676,949

Real Estate Investment Trusts (REITs) — 5.1%
PS Business Parks, Inc.	34,331	$2,887,580
Sovran Self Storage, Inc.	29,030	2,750,593
Terreno Realty Corp.	112,730	2,570,244

		$8,208,417

Semiconductors & Semiconductor Equipment — 5.0%
Cypress Semiconductor Corp.(1)	264,860	$3,901,388
Qorvo, Inc.(1)	40,105	2,962,556
Teradyne, Inc.	66,170	1,197,677

		$8,061,621

Software — 5.1%
Mentor Graphics Corp.	154,950	$3,565,400
Verint Systems, Inc.(1)	58,490	3,122,196
Workiva, Inc.(1)	128,280	1,575,278

		$8,262,874

Specialty Retail — 0.9%
Restoration Hardware Holdings, Inc.(1)	16,660	$1,458,250

		$1,458,250

Total Common Stocks (identified cost $118,880,652)		$154,863,212

Short-Term Investments — 4.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(2)	$6,732	$6,731,725

Total Short-Term Investments (identified cost $6,731,725)		$6,731,725

Total Investments — 100.5% (identified cost $125,612,377)		$161,594,937

Other Assets, Less Liabilities — (0.5)%		$(779,245)

Net Assets — 100.0%		$160,815,692

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $2,383.

3

The Portfolio did not have any open financial instruments at January 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$125,560,556

Gross unrealized appreciation	$37,440,364
Gross unrealized depreciation	(1,405,983)

Net unrealized appreciation	$36,034,381

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$154,863,212	*	$—	$—	$154,863,212
Short-Term Investments	—		6,731,725	—	6,731,725
Total Investments	$154,863,212		$6,731,725	$—	$161,594,937

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Tax-Managed Small-Cap Value Fund

January 31, 2015 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2015, the value of the Fund’s investment in the Portfolio was $42,082,924 and the Fund owned 52.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Value Portfolio

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.6%

Security	Shares	Value
Aerospace & Defense — 2.7%
Ducommun, Inc.(1)	85,302	$2,215,293

		$2,215,293

Airlines — 2.4%
Spirit Airlines, Inc.(1)	26,185	$1,941,356

		$1,941,356

Auto Components — 1.9%
Dana Holding Corp.	71,838	$1,499,259

		$1,499,259

Banks — 15.7%
1st Source Corp.	31,672	$941,609
Ameris Bancorp	36,493	880,576
Bridge Capital Holdings(1)	32,896	718,778
ConnectOne Bancorp, Inc.	176,060	3,239,504
Eagle Bancorp, Inc.(1)	65,627	2,244,443
First Business Financial Services, Inc.	24,477	1,071,358
German American Bancorp, Inc.	44,169	1,236,732
Peoples Bancorp, Inc.	68,928	1,575,005
South State Corp.	13,268	792,232

		$12,700,237

Building Products — 4.3%
A.O. Smith Corp.	57,776	$3,432,472

		$3,432,472

Chemicals — 4.6%
Calgon Carbon Corp.(1)	33,455	$660,067
Innophos Holdings, Inc.	23,076	1,373,945
Intrepid Potash, Inc.(1)	30,836	410,427
RPM International, Inc.	26,000	1,244,360

		$3,688,799

Construction & Engineering — 1.4%
EMCOR Group, Inc.	28,605	$1,154,498

		$1,154,498

Containers & Packaging — 2.0%
AptarGroup, Inc.	25,148	$1,587,090

		$1,587,090

Distributors — 3.4%
Core-Mark Holding Co., Inc.	40,886	$2,726,279

		$2,726,279

Electric Utilities — 5.3%
Cleco Corp.	32,704	$1,777,789
Otter Tail Corp.	12,958	400,661
Portland General Electric Co.	52,565	2,086,831

		$4,265,281

1

Security	Shares	Value
Energy Equipment & Services — 0.7%
Basic Energy Services, Inc.(1)	100,254	$589,494

		$589,494

Food Products — 3.0%
Darling Ingredients, Inc.(1)	42,807	$726,863
Inventure Foods, Inc.(1)	164,955	1,677,592

		$2,404,455

Health Care Equipment & Supplies — 4.2%
Analogic Corp.	16,005	$1,304,888
Teleflex, Inc.	19,367	2,121,848

		$3,426,736

Hotels, Restaurants & Leisure — 1.3%
Bloomin Brands, Inc.(1)	42,352	$1,046,730

		$1,046,730

Household Products — 1.4%
Orchids Paper Products Co.	42,175	$1,150,112

		$1,150,112

Insurance — 6.4%
Federated National Holding Co.	99,665	$2,901,248
James River Group Holdings, Ltd.(1)	29,230	625,522
Protective Life Corp.	23,402	1,636,970

		$5,163,740

Internet & Catalog Retail — 1.9%
FTD Cos., Inc.(1)	45,697	$1,565,122

		$1,565,122

IT Services — 1.8%
MAXIMUS, Inc.	26,402	$1,471,119

		$1,471,119

Machinery — 5.6%
Barnes Group, Inc.	53,432	$1,835,389
Crane Co.	10,678	650,824
EnPro Industries, Inc.(1)	34,016	2,018,170

		$4,504,383

Media — 1.4%
Carmike Cinemas, Inc.(1)	41,514	$1,148,692

		$1,148,692

Oil, Gas & Consumable Fuels — 1.1%
Carrizo Oil & Gas, Inc.(1)	15,809	$712,986
Stone Energy Corp.(1)	15,021	211,496

		$924,482

Pharmaceuticals — 2.5%
Prestige Brands Holdings, Inc.(1)	58,871	$2,016,920

		$2,016,920

Road & Rail — 4.2%
Covenant Transportation Group, Inc., Class A(1)	57,799	$1,635,712
Old Dominion Freight Line, Inc.(1)	12,272	860,513
Saia, Inc.(1)	21,542	907,133

		$3,403,358

Semiconductors & Semiconductor Equipment — 10.9%
Entegris, Inc.(1)	153,815	$1,999,595

2

Security	Shares	Value
Photronics, Inc.(1)	241,556	$2,029,070
Silicon Motion Technology Corp. ADR	97,287	2,710,416
Synaptics, Inc.(1)	27,305	2,097,297

		$8,836,378

Software — 2.2%
NICE Systems, Ltd. ADR	36,325	$1,778,109

		$1,778,109

Specialty Retail — 2.3%
CST Brands, Inc.	20,735	$893,679
Stage Stores, Inc.	47,321	946,420

		$1,840,099

Textiles, Apparel & Luxury Goods — 2.0%
Iconix Brand Group, Inc.(1)	49,700	$1,652,028

		$1,652,028

Total Common Stocks (identified cost $54,034,638)		$78,132,521

Short-Term Investments — 4.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(2)	$3,316	$3,315,635

Total Short-Term Investments (identified cost $3,315,635)		$3,315,635

Total Investments — 100.7% (identified cost $57,350,273)		$81,448,156

Other Assets, Less Liabilities — (0.7)%		$(573,988)

Net Assets — 100.0%		$80,874,168

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $864.

The Portfolio did not have any open financial instruments at January 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,410,048

Gross unrealized appreciation	$24,458,279
Gross unrealized depreciation	(420,171)

Net unrealized appreciation	$24,038,108

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$78,132,521	*	$—	$—	$78,132,521
Short-Term Investments	—		3,315,635	—	3,315,635
Total Investments	$78,132,521		$3,315,635	$—	$81,448,156

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Tax-Managed Value Fund

January 31, 2015 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2015, the value of the Fund’s investment in the Portfolio was $610,728,490 and the Fund owned 83.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Value Portfolio

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value
Aerospace & Defense — 4.1%
Boeing Co. (The)	59,795	$8,692,399
Honeywell International, Inc.	85,000	8,309,600
United Technologies Corp.	113,000	12,970,140

		$29,972,139

Air Freight & Logistics — 1.3%
C.H. Robinson Worldwide, Inc.	138,303	$9,849,940

		$9,849,940

Banks — 15.9%
Bank of America Corp.	1,252,360	$18,973,254
Citigroup, Inc.	376,305	17,667,520
JPMorgan Chase & Co.	375,000	20,392,500
KeyCorp	700,000	9,093,000
PNC Financial Services Group, Inc. (The)	168,900	14,278,806
Regions Financial Corp.	905,000	7,873,500
U.S. Bancorp	190,000	7,962,900
Wells Fargo & Co.	386,390	20,061,369

		$116,302,849

Biotechnology — 0.5%
Gilead Sciences, Inc.(1)	34,260	$3,591,476

		$3,591,476

Capital Markets — 1.4%
Ameriprise Financial, Inc.	80,000	$9,995,200

		$9,995,200

Chemicals — 2.1%
LyondellBasell Industries NV, Class A	43,806	$3,464,617
Monsanto Co.	101,073	11,924,592

		$15,389,209

Communications Equipment — 1.7%
QUALCOMM, Inc.	85,000	$5,309,100
Telefonaktiebolaget LM Ericsson ADR	616,755	7,481,238

		$12,790,338

Consumer Finance — 0.7%
American Express Co.	60,087	$4,848,420

		$4,848,420

Diversified Telecommunication Services — 1.7%
Verizon Communications, Inc.	279,450	$12,773,660

		$12,773,660

Electric Utilities — 2.5%
NextEra Energy, Inc.	165,000	$18,024,600

		$18,024,600

Electrical Equipment — 0.7%
Emerson Electric Co.	85,000	$4,839,900

		$4,839,900

Electronic Equipment, Instruments & Components — 1.7%
Corning, Inc.	532,071	$12,647,328

		$12,647,328

1

Security	Shares	Value
Food & Staples Retailing — 5.2%
CVS Health Corp.	193,387	$18,982,868
Kroger Co. (The)	271,049	18,715,933

		$37,698,801

Food Products — 1.5%
Nestle SA	145,000	$11,073,789

		$11,073,789

Health Care Equipment & Supplies — 2.3%
Medtronic PLC	109,261	$7,801,253
Stryker Corp.	98,050	8,927,452

		$16,728,705

Health Care Providers & Services — 1.3%
UnitedHealth Group, Inc.	91,061	$9,675,231

		$9,675,231

Insurance — 4.2%
ACE, Ltd.	65,728	$7,095,995
Prudential Financial, Inc.	118,880	9,020,614
Travelers Companies, Inc. (The)	65,000	6,683,300
XL Group PLC	220,000	7,587,800

		$30,387,709

Internet Software & Services — 1.5%
Google, Inc., Class A(1)	10,000	$5,375,500
Google, Inc., Class C(1)	10,000	5,345,200

		$10,720,700

Life Sciences Tools & Services — 1.8%
Thermo Fisher Scientific, Inc.	105,000	$13,147,050

		$13,147,050

Machinery — 0.7%
Caterpillar, Inc.	67,500	$5,397,975

		$5,397,975

Media — 3.7%
CBS Corp., Class B	175,726	$9,631,542
Comcast Corp., Class A	144,405	7,674,404
Walt Disney Co. (The)	108,466	9,866,067

		$27,172,013

Multi-Utilities — 4.7%
PG&E Corp.	266,289	$15,660,456
Sempra Energy	165,000	18,466,800

		$34,127,256

Oil, Gas & Consumable Fuels — 12.1%
Chevron Corp.	150,000	$15,379,500
ConocoPhillips	204,890	12,903,972
EOG Resources, Inc.	96,600	8,600,298
Exxon Mobil Corp.	200,000	17,484,000
Occidental Petroleum Corp.	288,847	23,107,760
Phillips 66	155,000	10,899,600

		$88,375,130

Paper & Forest Products — 1.7%
International Paper Co.	235,220	$12,386,685

		$12,386,685

2

Security	Shares	Value
Pharmaceuticals — 7.9%
Eli Lilly & Co.	244,432	$17,599,104
Merck & Co., Inc.	385,000	23,207,800
Roche Holding AG PC	64,188	17,299,782

		$58,106,686

Real Estate Investment Trusts (REITs) — 4.3%
AvalonBay Communities, Inc.	70,000	$12,109,300
Boston Properties, Inc.	60,000	8,328,000
Simon Property Group, Inc.	55,000	10,926,300

		$31,363,600

Road & Rail — 0.9%
Union Pacific Corp.	55,575	$6,513,946

		$6,513,946

Semiconductors & Semiconductor Equipment — 1.2%
Intel Corp.	275,000	$9,086,000

		$9,086,000

Software — 3.7%
Microsoft Corp.	432,079	$17,455,991
Oracle Corp.	235,801	9,877,704

		$27,333,695

Specialty Retail — 1.3%
Home Depot, Inc. (The)	89,699	$9,366,370

		$9,366,370

Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	74,306	$8,705,691

		$8,705,691

Tobacco — 2.4%
Altria Group, Inc.	176,423	$9,368,061
Reynolds American, Inc.	120,284	8,173,298

		$17,541,359

Total Common Stocks (identified cost $440,548,816)		$715,933,450

Short-Term Investments — 2.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(2)	$14,852	$14,852,144

Total Short-Term Investments (identified cost $14,852,144)		$14,852,144

Total Investments — 99.9% (identified cost $455,400,960)		$730,785,594

Other Assets, Less Liabilities — 0.1%		$858,822

Net Assets — 100.0%		$731,644,416

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

During the fiscal year to date ended January 31, 2015, the Portfolio held interests in Eaton Vance Cash Collateral Fund, LLC, an affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) for the fiscal year to date ended January 31, 2015 was $91.

3

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $5,179.

The Portfolio did not have any open financial instruments at January 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$458,904,734

Gross unrealized appreciation	$275,312,559
Gross unrealized depreciation	(3,431,699)

Net unrealized appreciation	$271,880,860

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$36,538,383	$—		$—	$36,538,383
Consumer Staples	55,240,160	11,073,789		—	66,313,949
Energy	88,375,130	—		—	88,375,130
Financials	192,897,778	—		—	192,897,778
Health Care	83,949,366	17,299,782		—	101,249,148
Industrials	56,573,900	—		—	56,573,900
Information Technology	81,283,752	—		—	81,283,752
Materials	27,775,894	—		—	27,775,894
Telecommunication Services	12,773,660	—		—	12,773,660
Utilities	52,151,856	—		—	52,151,856
Total Common Stocks	$687,559,879	$28,373,571	*	$—	$715,933,450
Short-Term Investments	$—	$14,852,144		$—	$14,852,144
Total Investments	$687,559,879	$43,225,715		$—	$730,785,594

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

U.S. Government Money Market Fund

January 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Government Agency Obligations — 93.3%

Security	Principal Amount (000’s omitted)	Value
Federal Agricultural Mortgage Corp.:
Discount Note 0.01%, 2/2/15	$4,656	$4,656,000

		$4,656,000

Federal Home Loan Bank:
0.113%, 2/5/15(1)	$5,000	$5,000,000
0.11%, 3/6/15(1)	3,500	3,500,000
0.118%, 3/20/15(1)	3,000	2,999,982
0.125%, 6/16/15	2,500	2,499,704
0.375%, 8/28/15	1,500	1,501,652
Discount Note, 0.07%, 2/4/15	2,500	2,499,985
Discount Note, 0.10%, 2/4/15	600	599,995
Discount Note, 0.04%, 2/6/15	817	816,995
Discount Note, 0.09%, 2/6/15	2,800	2,799,965
Discount Note, 0.065%, 2/12/15	1,000	999,980
Discount Note, 0.08%, 2/13/15	2,514	2,513,933
Discount Note, 0.065%, 2/18/15	1,600	1,599,951
Discount Note, 0.095%, 2/20/15	3,000	2,999,850
Discount Note, 0.10%, 2/20/15	884	883,953
Discount Note, 0.12%, 2/20/15	750	749,953
Discount Note, 0.10%, 2/23/15	900	899,945
Discount Note, 0.09%, 2/25/15	2,200	2,199,868
Discount Note, 0.11%, 2/27/15	600	599,952
Discount Note, 0.095%, 3/4/15	357	356,971
Discount Note, 0.11%, 3/4/15	2,700	2,699,744
Discount Note, 0.12%, 3/6/15	1,200	1,199,868
Discount Note, 0.075%, 3/11/15	2,311	2,310,817
Discount Note, 0.11%, 3/12/15	600	599,929
Discount Note, 0.11%, 3/13/15	300	299,963
Discount Note, 0.10%, 3/18/15	600	599,925
Discount Note, 0.125%, 4/1/15	2,300	2,299,529
Discount Note, 0.15%, 4/1/15	459	458,887
Discount Note, 0.10%, 4/8/15	3,500	3,499,358
Discount Note, 0.10%, 4/9/15	900	899,833
Discount Note, 0.10%, 4/10/15	700	699,868
Discount Note, 0.16%, 4/24/15	1,400	1,399,490
Discount Note, 0.11%, 4/27/15	1,750	1,749,545
Discount Note, 0.09%, 4/29/15	2,000	1,999,565
Discount Note, 0.12%, 5/1/15	537	536,841
Discount Note, 0.115%, 5/6/15	267	266,920
Discount Note, 0.16%, 5/6/15	700	699,708
Discount Note, 0.13%, 5/19/15	1,100	1,099,575
Discount Note, 0.135%, 5/22/15	500	499,794
Discount Note, 0.115%, 5/27/15	800	799,706
Discount Note, 0.145%, 7/8/15	3,000	2,998,103
Discount Note, 0.15%, 7/10/15	3,000	2,998,012
Discount Note, 0.20%, 8/18/15	500	499,450

1

Security	Principal Amount (000’s omitted)	Value
Discount Note, 0.175%, 8/21/15	$600	$599,414

		$67,736,478

Federal Home Loan Mortgage Corp.:
Discount Note, 0.085%, 2/2/15	$596	$595,998
Discount Note, 0.10%, 2/6/15	800	799,989
Discount Note, 0.045%, 2/11/15	3,035	3,034,962
Discount Note, 0.083%, 2/17/15	1,500	1,499,945
Discount Note, 0.10%, 2/19/15	1,700	1,699,915
Discount Note, 0.06%, 2/25/15	2,735	2,734,891
Discount Note, 0.08%, 3/12/15	2,376	2,375,794
Discount Note, 0.104%, 4/1/15	472	471,919
Discount Note, 0.16%, 8/5/15	3,500	3,497,122
Discount Note, 0.18%, 8/18/15	300	299,736
Discount Note, 0.25%, 10/26/15	630	628,832

		$17,639,103

Federal National Mortgage Association:
Discount Note, 0.075%, 2/2/15	$310	$309,999
Discount Note, 0.085%, 2/9/15	1,000	999,981
Discount Note, 0.085%, 2/11/15	1,900	1,899,955
Discount Note, 0.08%, 2/18/15	483	482,982
Discount Note, 0.10%, 3/2/15	700	699,944
Discount Note, 0.12%, 4/1/15	700	699,862
Discount Note, 0.14%, 4/6/15	700	699,826
Discount Note, 0.11%, 4/15/15	637	636,855
Discount Note, 0.10%, 4/16/15	1,040	1,039,782

		$7,469,186

Total U.S. Government Agency Obligations (amortized cost $97,500,767)		$97,500,767

U.S. Treasury Obligations — 4.3%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.046%, 3/19/15	$2,500	$2,499,857
U.S. Treasury Note, 0.125%, 4/30/15	2,000	2,000,347

Total U.S. Treasury Obligations (amortized cost $4,500,204)		$4,500,204

Total Investments — 97.6% (amortized cost $102,000,971)(2)		$102,000,971

Other Assets, Less Liabilities — 2.4%		$2,544,217

Net Assets — 100.0%		$104,545,188

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2015.

(2)	Cost for federal income taxes is the same.

2

The Fund did not have any open financial instruments at January 31, 2015.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended (the 1940 Act). Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At January 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at amortized cost, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$97,500,767	$—	$97,500,767
U.S. Treasury Obligations	—	4,500,204	—	4,500,204
Total Investments	$—	$102,000,971	$—	$102,000,971

The Fund held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 23, 2015